Registration No. 333-141082
                                                      Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |
                                       ----


           Post-Effective Amendment No. 2                                    |X|
                                       ----

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 204                                                 |X|
                         ---

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On May 1, 2009 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On _____________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under group variable annuity contracts.
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EQUI-VEST(R) At Retirement(SM)

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2009

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.



--------------------------------------------------------------------------------


WHAT IS EQUI-VEST(R) AT RETIREMENT(SM)?

EQUI-VEST(R) At Retirement(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). There is no withdrawal charge under the contract.

This prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the contract, the description of the contract's provisions in this prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this prospectus in conjunction with any applicable supplements.

Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all contracts or in all states. Please see Appendix V later in this prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you after you purchase the contract.





--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation*           o EQ/Long Term Bond
o AXA Conservative-Plus Allocation*      o EQ/Money Market
o EQ/AXA Franklin Income Core+           o EQ/PIMCO Ultra Short Bond+
o EQ/Caywood-Scholl High Yield Bond      o EQ/Quality Bond PLUS
o EQ/Core Bond Index                     o EQ/Short Duration Bond
o EQ/Global Bond PLUS+                   o Multimanager Core Bond
o EQ/Intermediate Government Bond        o Multimanager Multi-Sector Bond+
  Index
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*             o EQ/AXA Templeton Growth Core+
o AXA Moderate-Plus Allocation*          o EQ/BlackRock Basic Value Equity
o EQ/AllianceBernstein Small Cap         o EQ/Boston Advisors Equity Income
  Growth                                 o EQ/Calvert Socially Responsible
o EQ/Ariel Appreciation II**             o EQ/Capital Guardian Growth
o EQ/AXA Franklin Small Cap Value Core+  o EQ/Capital Guardian Research
o EQ/AXA Franklin Templeton Founding     o EQ/Common Stock Index+
  Strategy Core+                         o EQ/Davis New York Venture
o EQ/AXA Mutual Shares Core+             o EQ/Equity 500 Index
o EQ/AXA Rosenberg Value Long/Short
  Equity
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o EQ/Evergreen Omega                     o EQ/Oppenheimer Main Street Small
o EQ/Focus PLUS+                           Cap
o EQ/GAMCO Mergers and Acquisitions      o EQ/Small Company Index
o EQ/GAMCO Small Company Value           o EQ/T. Rowe Price Growth Stock
o EQ/JPMorgan Value Opportunities        o EQ/UBS Growth and Income
o EQ/Large Cap Core PLUS                 o EQ/Van Kampen Comstock
o EQ/Large Cap Growth Index              o EQ/Van Kampen Mid Cap Growth
o EQ/Large Cap Growth PLUS               o EQ/Van Kampen Real Estate
o EQ/Large Cap Value Index               o Multimanager Aggressive Equity
o EQ/Large Cap Value PLUS                o Multimanager Health Care
o EQ/Lord Abbett Growth and Income       o Multimanager Large Cap Core Equity
o EQ/Lord Abbett Large Cap Core          o Multimanager Large Cap Growth
o EQ/Lord Abbett Mid Cap Value           o Multimanager Large Cap Value
o EQ/Mid Cap Index                       o Multimanager Mid Cap Growth
o EQ/Mid Cap Value PLUS                  o Multimanager Mid Cap Value
o EQ/Montag & Caldwell Growth            o Multimanager Small Cap Growth
o EQ/Oppenheimer Main Street             o Multimanager Small Cap Value
  Opportunity                            o Multimanager Technology
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International     o EQ/International Growth
o EQ/BlackRock International Value       o EQ/Oppenheimer Global
o EQ/Global Multi-Sector Equity+         o Multimanager International Equity
o EQ/International Core PLUS
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation*
--------------------------------------------------------------------------------



*    The AXA Allocation portfolios

**   Not available for TSA contracts.

+ This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                       X02529/EQUI-VEST At Retirement(SM)  ('04)



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You may allocate amounts to any of the variable investment options. At any time, we have the right to terminate any future contributions. Each variable investment option is a subaccount of Separate Account A . Each variable investment option, in turn, invests in a corresponding securities portfolio of either the AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.


TYPES OF CONTRACTS. For existing EQUI-VEST(R) contract owners, we offer the EQUI-VEST(R) At Retirement(SM) contract for use as:


o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") (contract must continue to be part of a 403(b) plan).


In order to purchase an EQUI-VEST(R) At Retirement(SM) contract, your initial contribution must be at least $50,000 and must come from the transfer of the cash value of an EQUI-VEST(R) series variable annuity contract that you currently own under which withdrawal charges no longer apply. The eligible EQUI-VEST(R) contract types are traditional IRA (including our product designated QP IRA), Roth IRA, NQ, TSA (contract must continue to be part of a 403(b) plan) and the same type of IRA and NQ offered in EQUI-VEST(R) Express(SM). The transfer of cash value will constitute a termination of that particular EQUI-VEST(R) contract. You cannot purchase an EQUI-VEST(R) At Retirement(SM) contract if a rollover or direct transfer contribution into your eligible EQUI-VEST(R) contract has occurred within two EQUI-VEST(R) contract years before your purchase of an EQUI-VEST(R) At Retirement(SM) contract. Additionally, you must be age 55 or older (subject to maximum issue age limitations) and, for TSA contracts, no longer employed by the employer who provided the funds for the purchase of your EQUI-VEST(R) contract. However, the contract must continue to be a part of a 403(b) plan. We also offer direct rollovers to IRAs for TSA contracts.

Subject to certain conditions and contribution limitations as described in the above paragraphs, additional EQUI-VEST(R) traditional IRA contract types may be eligible for replacement with this contract. The additional eligible EQUI-VEST(R) contract types are:


Employer-funded traditional individual retirement annuities ("IRAs"):

o    A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997.

o    SIMPLE IRAs funded by employee salary reduction and employer contributions.


--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution is transferred from your EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



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Contents of this prospectus

--------------------------------------------------------------------------------


EQUI-VEST(R) AT RETIREMENT(SM)
--------------------------------------------------------------------------------

Index of key words and phrases                                               5
Who is AXA Equitable?                                                        6
How to reach us                                                              7

EQUI-VEST(R) At Retirement(SM) at a glance -- key features                   9


--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     14
Condensed financial information                                             16



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           17
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        17
Owner and annuitant requirements                                            18
How you can make your contributions                                         18
What are your investment options under the contract?                        18
Portfolios of the Trusts                                                    19
Allocating your contributions                                               26
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 26
Annuity purchase factors                                                    27
Guaranteed minimum income benefit option ("GMIB")                           27
Guaranteed minimum death benefit                                            30
Your right to cancel within a certain number of days                        30



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        31
--------------------------------------------------------------------------------
Your account value and cash value                                           31
Your contract's value in the variable investment options                    31
Your contract's value in the guaranteed interest option                     31
Your contract's value in the fixed maturity options                         31
Insufficient account value                                                  31



----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this prospectus  3


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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                                       32
--------------------------------------------------------------------------------
Transferring your account value                                             32
Disruptive transfer activity                                                32
Dollar cost averaging                                                       33
Rebalancing your account value                                              34



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     35
--------------------------------------------------------------------------------
Withdrawing your account value                                              35
How withdrawals are taken from your account value                           36
How withdrawals affect your Guaranteed minimum
     income benefit and Guaranteed minimum death benefit                    36
Withdrawals treated as surrenders                                           36
Loans under TSA contracts                                                   36
Surrendering your contract to receive its cash value                        37
When to expect payments                                                     37
Your annuity payout options                                                 37



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     40
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          40
Charges that the Trusts deduct                                              41
Group or sponsored arrangements                                             41
Other distribution arrangements                                             41



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 42
--------------------------------------------------------------------------------

Your beneficiary and payment of benefit                                     42

Spousal protection                                                          43

Beneficiary continuation option                                             43




--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          46
--------------------------------------------------------------------------------
Overview                                                                    46
Buying a contract to fund a retirement arrangement                          46
Transfers among investment options                                          46
Taxation of nonqualified annuities                                          46
Individual retirement arrangements (IRAs)                                   48
Roth individual retirement annuities (Roth IRAs)                            51
Tax-sheltered annuity contracts (TSAs)                                      53
Federal and state income tax withholding and
     information reporting                                                  56
Impact of taxes to AXA Equitable                                            57



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         58
--------------------------------------------------------------------------------
About Separate Account A                                                    58
About the Trusts                                                            58
About our fixed maturity options                                            58
About the general account                                                   59
Dates and prices at which contract events occur                             60
About your voting rights                                                    60

Statutory compliance                                                        61

About legal proceedings                                                     61

Financial statements                                                        61
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          61
Distribution of the contracts                                               61



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I -- Condensed Financial Information                                     A-1

 II -- Market value adjustment example                                     B-1
III -- Enhanced death benefit example                                      C-1
 IV -- Hypothetical illustrations                                          D-1
  V -- State contract availability and/or variations of certain
           features and benefits                                           E-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this prospectus


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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.




                                                                         Page in
Term                                                                  Prospectus
6% Roll-Up to age 85                                                          26
account value                                                                 31
administrative charge                                                         40
annual administrative charge                                                  40
Annual Ratchet to age 85 enhanced death benefit                               27
annuitant                                                                     17
annuitization                                                                 37
annuity maturity date                                                         25
annuity payout options                                                        37
annuity purchase factors                                                      27
beneficiary                                                                   42
Beneficiary continuation option                                               43
benefit base                                                                  26
business day                                                                  60
cash value                                                                    31
charges for state premium and other applicable taxes                          41
contract date                                                              cover
contract date anniversary                                                  cover
contract year                                                              cover
contributions to Roth IRAs                                                    51
regular contributions                                                         51
conversion contributions                                                      51
contributions to traditional IRAs                                             48
regular contributions                                                         48
rollovers and transfers                                                       48
disruptive transfer activity                                                  32
distribution charge                                                           40
ERISA                                                                         36
Fixed-dollar option                                                           33
fixed maturity options                                                        25
free look                                                                     30
general account                                                               59
general dollar cost averaging                                                 33
guaranteed interest option                                                    25
Guaranteed minimum death benefit                                              30
Guaranteed minimum death benefit/guaranteed minimum
  income benefit roll-up benefit base reset option                            27
Guaranteed minimum income benefit                                             28


                                                                         Page in
Term                                                                  Prospectus
Guaranteed minimum income benefit charge                                      40
Guaranteed minimum income benefit "no lapse guarantee"                        28
IRA                                                                        cover
IRS                                                                           46
investment options                                                         cover
Investment Simplifier                                                         33
Lifetime minimum distribution withdrawals                                     35
loans under TSA                                                               36
lump sum withdrawals                                                          39
market adjusted amount                                                        25
market timing                                                                 32
market value adjustment                                                       25
maturity dates                                                                25
maturity value                                                                25
Mortality and expense risks charge                                            40
NQ                                                                         cover
Online Account Access                                                          7
partial withdrawals                                                           35
portfolio                                                                  cover
processing office                                                              7
rate to maturity                                                              25
Rebalancing                                                                   34
Roth IRA                                                                   cover
SAI                                                                        cover
SEC                                                                        cover
self-directed allocation                                                      26
Separate Account A                                                            58
Spousal continuation                                                          43
Standard death benefit                                                        26
Systematic withdrawals                                                        35
TOPS                                                                           7
Trusts                                                                        58
traditional IRA                                                            cover
TSA                                                                        cover
unit                                                                          31
variable investment options                                                   18


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract. Your financial professional can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------------------
Prospectus                Contract or Supplemental Materials
--------------------------------------------------------------------------------
account value             Annuity Account Value
unit                      Accumulation Unit
--------------------------------------------------------------------------------

                                                Index of key words and phrases 5


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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?


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HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956




--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(R) Processing Office
100 Madison Street
Suite 1000
Syracuse, NY 13202




--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions; and

o quarterly statements of your contract values at the close of each calendar quarter.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only).


Under TOPS only you can:

o    elect investment simplifier.


Under Online Account Access only you can:


o    elect to receive certain contract statements electronically;

o    change your address; and

o    access Frequently Asked Questions and Service Forms.


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800)


                                                        Who is AXA Equitable?  7


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628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  election of dollar cost averaging programs;

(2)  election of the rebalancing program;

(3)  requests for loans under TSA contracts;

(4)  election of required minimum distribution automatic withdrawal option;

(5)  election of the beneficiary continuation option;

(6)  direct transfers;

(7)  exercise of the Guaranteed minimum income benefit;

(8) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(9)  tax withholding election;

(10) death claims;

(11) change in ownership (NQ only); and

(12) contract surrender and withdrawal requests.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes; and

(3)  transfers between investment options.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  general dollar cost averaging (including the investment simplifier);

(2)  rebalancing;

(3)  systematic withdrawals; and

(4)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


8  Who is AXA Equitable?


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EQUI-VEST(R) At Retirement(SM) at a glance -- key features


--------------------------------------------------------------------------------


Professional investment   EQUI-VEST(R) At Retirement(SM)'s variable investment
management                options invest in different portfolios sub-advised by
                          professional investment advisers.
--------------------------------------------------------------------------------
Fixed maturity options    o Fixed maturity options with maturities ranging from
                            approximately 1 to 10 years (subject to
                            availability).

                          o Each fixed maturity option offers a guarantee of
                            principal and interest rate if you hold it to maturity.
                          ------------------------------------------------------
                          If you make withdrawals or transfers from a fixed
                          maturity option before maturity, there will be a
                          market value adjustment due to differences in
                          interest rates. If you withdraw or transfer only a
                          portion of the amount in a fixed maturity option,
                          this may increase or decrease any value that you have
                          left in that fixed maturity option. If you surrender
                          your contract, a market value adjustment also
                          applies.
--------------------------------------------------------------------------------
Guaranteed interest       o Principal and interest guarantees.
option
                          o Interest rates set periodically.
--------------------------------------------------------------------------------
Tax considerations        o No tax on earnings inside the contract until you
                            make withdrawals from your contract or receive annuity payments.

                          o No tax on transfers among investment options inside
                            the contract.
                          ------------------------------------------------------
                          If you are purchasing or contributing to an annuity
                          contract which is an Individual Retirement Annuity
                          (IRA) or tax sheltered annuity (TSA), you should be
                          aware that such contracts do not provide tax deferral
                          benefits beyond those already provided by the
                          Internal Revenue Code for tax-qualified arrangements.
                          Before purchasing one of these contracts, you should
                          consider whether its features and benefits beyond tax
                          deferral meet your needs and goals. You may also want
                          to consider the relative features, benefits and costs
                          of these contracts compared with any other investment
                          that you may use in connection with your retirement
                          plan or arrangement. Depending on your personal
                          situation, the contract's guaranteed benefits may
                          have limited usefulness because of required minimum
                          distributions ("RMDs").
--------------------------------------------------------------------------------
Guaranteed minimum        The Guaranteed minimum income benefit ("GMIB")
income benefit            provides income protection for you during your life
                          once you elect to annuitize the contract.
--------------------------------------------------------------------------------
Contribution amounts      o Your initial contribution must be from the transfer
                            of the cash value of an EQUI-VEST(R) or
                            EQUI-VEST(R) Express(SM) contract that you currently own, under which withdrawal charges no longer apply, to an EQUI-VEST(R) At Retirement(SM) contract of the same type, for example, traditional IRA to traditional IRA, NQ to NQ.

                          Initial minimum: $50,000
                          ------------------------------------------------------
                          o There is no minimum dollar amount on additional
                            contributions but additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract that you currently own, under which withdrawal charges no longer apply, to an EQUI-VEST(R) At Retirement(SM) contract of the same type, for example, traditional IRA to traditional IRA, NQ to NQ. We also offer direct rollovers to IRAs for TSA contracts.

                          o Upon advance notice to you, we may exercise certain
                            rights we have under the contract regarding
                            contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of additional contributions. For more information, see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this prospectus.
--------------------------------------------------------------------------------
Access to your money      o Partial withdrawals

                          o Several withdrawal options on a periodic basis

                          o Loans under TSA contracts

                          o Contract surrender

                          You may incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
--------------------------------------------------------------------------------


                    EQUI-VEST(R) At Retirement(SM) at a glance -- key features 9


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Payout options            o Fixed annuity payout options

                          o Variable Immediate Annuity payout options
                            (described in a separate prospectus for that option)

                          o Income Manager(SM) payout options (described in a
                            separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features       o Guaranteed minimum death benefit options

                          o Dollar cost averaging

                          o Account value rebalancing (quarterly, semiannually
                            and annually)

                          o Free transfers

                          o Spousal protection (NQ contracts only)

                          o Beneficiary continuation option

                          o Guaranteed minimum death benefit/Guaranteed minimum
                            income benefit roll-up benefit base reset.

                          o Guaranteed minimum income benefit no lapse
                            guarantee

                          o Successor/owner annuitant
--------------------------------------------------------------------------------
Fees and charges       Please see "Fee table" later in this section for complete
                       details.
--------------------------------------------------------------------------------
Annuitant issue ages   o 55-75



THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES. ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. While you may not be able to make a direct exchange of your EQUI-VEST(R) contract value into these other contracts, they may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some selling broker-dealers may limit their clients from purchasing optional benefits based upon the client's age.


10 EQUI-VEST(R) At Retirement(SM) at a glance -- key features


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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus. No sales charges are imposed at the time of purchase, withdrawal or surrender of the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state may apply.

The first table describes fees and expenses that you will pay if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                                     $ 350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                                0.75%
Administrative                                                                             0.30%
Distribution                                                                               0.20%
                                                                                           -------
Total Separate account annual expenses                                                     1.25%
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                                       $   0

There is no annual administrative charge applicable to your EQUI-VEST(R) At Retirement(SM) contract.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year for the optional benefit that you elect
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(1) on each contract date anniversary for which the benefit is in effect):
   o Standard death benefit (available only with the Guaranteed
     minimum income benefit)                                                               0.00%

   o Annual Ratchet to age 85                                                              0.25% of the Annual Ratchet to age
                                                                                           85 benefit base
   o Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                           0.60% of the greater of 6% Roll-Up
                                                                                           to age 85 benefit base or the
                                                                                           Annual Ratchet to age 85 benefit
                                                                                           base, as applicable
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(1) on each
contract date anniversary for which the benefit is in effect.)                             0.65%
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge -- TSA contracts only
(calculated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(2)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


                                                                    Fee table 11


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
------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(3)                                                                 0.64%      3.65%



This table shows the fees and expenses for 2008 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                                   Acquired      Annual      Fee
                                                                                  Fund Fees     Expenses    Waivers     Net Annual
                                                                                     and        (Before     and/or       Expenses
                                                 Manage-                           Expenses      Expense    Expense       (After
                                                  ment      12b-1      Other     (Underlying     Limita-   Reimburse-     Expense
 Portfolio Name                                  Fees(4)   Fees(5)   expenses(6) Portfolios)(7)  tions)     ments(8)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%     0.25%     0.18%       0.94%            1.47%    (0.22)%      1.25%
AXA Conservative Allocation                      0.10%     0.25%     0.20%       0.68%            1.23%    (0.23)%      1.00%
AXA Conservative-Plus Allocation                 0.10%     0.25%     0.20%       0.76%            1.31%    (0.21)%      1.10%
AXA Moderate Allocation                          0.10%     0.25%     0.17%       0.82%            1.34%    (0.19)%      1.15%
AXA Moderate-Plus Allocation                     0.10%     0.25%     0.17%       0.87%            1.39%    (0.19)%      1.20%
Multimanager Aggressive Equity                   0.59%     0.25%     0.16%         --             1.00%       --        1.00%
Multimanager Core Bond                           0.53%     0.25%     0.18%         --             0.96%       --        0.96%
Multimanager Health Care                         0.95%     0.25%     0.22%         --             1.42%     0.00%       1.42%
Multimanager International Equity                0.82%     0.25%     0.21%         --             1.28%       --        1.28%
Multimanager Large Cap Core Equity               0.69%     0.25%     0.21%         --             1.15%       --        1.15%
Multimanager Large Cap Growth                    0.75%     0.25%     0.24%         --             1.24%       --        1.24%
Multimanager Large Cap Value                     0.72%     0.25%     0.20%         --             1.17%       --        1.17%
Multimanager Mid Cap Growth                      0.80%     0.25%     0.20%         --             1.25%       --        1.25%
Multimanager Mid Cap Value                       0.80%     0.25%     0.19%         --             1.24%       --        1.24%
Multimanager Multi-Sector Bond                   0.53%     0.25%     0.18%         --             0.96%       --        0.96%
Multimanager Small Cap Growth                    0.85%     0.25%     0.24%         --             1.34%       --        1.34%
Multimanager Small Cap Value                     0.85%     0.25%     0.19%         --             1.29%       --        1.29%
Multimanager Technology                          0.95%     0.25%     0.22%       0.01%            1.43%       --        1.43%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International               0.73%     0.25%     0.17%         --             1.15%     0.00%       1.15%
EQ/AllianceBernstein Small Cap Growth            0.75%     0.25%     0.14%         --             1.14%       --        1.14%
EQ/Ariel Appreciation II*                        0.75%     0.25%     0.30%         --             1.30%    (0.15)%      1.15%
EQ/AXA Franklin Income Core                      0.65%     0.25%     0.20%         --             1.10%     0.00%       1.10%
EQ/AXA Franklin Small Cap Value Core             0.70%     0.25%     0.23%         --             1.18%     0.00%       1.18%
EQ/AXA Franklin Templeton Founding Strategy Core 0.05%     0.25%     0.19%       0.91%            1.40%    (0.09)%      1.31%
EQ/AXA Mutual Shares Core                        0.70%     0.25%     0.27%         --             1.22%     0.00%       1.22%
EQ/AXA Rosenberg Value Long/Short Equity         1.40%     0.25%     2.00%         --             3.65%     0.00%       3.65%
EQ/AXA Templeton Growth Core                     0.70%     0.25%     0.22%         --             1.17%     0.00%       1.17%
EQ/BlackRock Basic Value Equity                  0.56%     0.25%     0.12%         --             0.93%       --        0.93%
EQ/BlackRock International Value                 0.83%     0.25%     0.20%         --             1.28%     0.00%       1.28%
EQ/Boston Advisors Equity Income                 0.75%     0.25%     0.17%         --             1.17%    (0.12)%      1.05%
EQ/Calvert Socially Responsible                  0.65%     0.25%     0.24%         --             1.14%     0.00%       1.14%
EQ/Capital Guardian Growth                       0.65%     0.25%     0.15%         --             1.05%    (0.10)%      0.95%
EQ/Capital Guardian Research                     0.65%     0.25%     0.12%         --             1.02%    (0.05)%      0.97%
EQ/Caywood-Scholl High Yield Bond                0.60%     0.25%     0.20%         --             1.05%     0.00%       1.05%
EQ/Common Stock Index                            0.35%     0.25%     0.11%         --             0.71%       --        0.71%
EQ/Core Bond Index                               0.35%     0.25%     0.11%         --             0.71%       --        0.71%
EQ/Davis New York Venture                        0.85%     0.25%     0.15%         --             1.25%       --        1.25%
EQ/Equity 500 Index                              0.25%     0.25%     0.14%         --             0.64%       --        0.64%
EQ/Evergreen Omega                               0.65%     0.25%     0.25%         --             1.15%     0.00%       1.15%
EQ/Focus PLUS                                    0.50%     0.25%     0.22%         --             0.97%     0.00%       0.97%
EQ/GAMCO Mergers and Acquisitions                0.90%     0.25%     0.23%         --             1.38%       --        1.38%
EQ/GAMCO Small Company Value                     0.75%     0.25%     0.14%         --             1.14%       --        1.14%
EQ/Global Bond PLUS                              0.55%     0.25%     0.22%         --             1.02%       --        1.02%
EQ/Global Multi-Sector Equity                    0.73%     0.25%     0.36%         --             1.34%       --        1.34%
EQ/Intermediate Government Bond Index            0.35%     0.25%     0.14%         --             0.74%       --        0.74%
EQ/International Core PLUS                       0.60%     0.25%     0.27%       0.06%            1.18%    (0.02)%      1.16%
EQ/International Growth                          0.85%     0.25%     0.27%         --             1.37%       --        1.37%
EQ/JPMorgan Value Opportunities                  0.60%     0.25%     0.16%         --             1.01%    (0.01)%      1.00%
EQ/Large Cap Core PLUS                           0.50%     0.25%     0.27%       0.03%            1.05%    (0.05)%      1.00%
------------------------------------------------------------------------------------------------------------------------------------


12 Fee table


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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total
                                                                               Acquired      Annual        Fee
                                                                              Fund Fees     Expenses      Waivers     Net Annual
                                                                                 and        (Before       and/or       Expenses
                                           Manage-                             Expenses      Expense      Expense       (After
                                            ment      12b-1      Other       (Underlying     Limita-     Reimburse-     Expense
 Portfolio Name                            Fees(4)   Fees(5)   expenses(6)   Portfolios)(7)    tions)     ments(8)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index                0.35%      0.25%     0.13%           --             0.73%          --       0.73%
EQ/Large Cap Growth PLUS                 0.51%      0.25%     0.23%           --             0.99%        0.00%      0.99%
EQ/Large Cap Value Index                 0.35%      0.25%     0.17%           --             0.77%          --       0.77%
EQ/Large Cap Value PLUS                  0.49%      0.25%     0.13%           --             0.87%        0.00%      0.87%
EQ/Long Term Bond                        0.38%      0.25%     0.14%           --             0.77%          --       0.77%
EQ/Lord Abbett Growth and Income         0.65%      0.25%     0.20%           --             1.10%       (0.10)%     1.00%
EQ/Lord Abbett Large Cap Core            0.65%      0.25%     0.22%           --             1.12%       (0.12)%     1.00%
EQ/Lord Abbett Mid Cap Value             0.70%      0.25%     0.16%           --             1.11%       (0.06)%     1.05%
EQ/Mid Cap Index                         0.35%      0.25%     0.12%           --             0.72%          --       0.72%
EQ/Mid Cap Value PLUS                    0.55%      0.25%     0.22%         0.03%            1.05%        0.00%      1.05%
EQ/Money Market                          0.30%      0.25%     0.17%           --             0.72%          --       0.72%
EQ/Montag & Caldwell Growth              0.75%      0.25%     0.15%           --             1.15%        0.00%      1.15%
EQ/Oppenheimer Global                    0.95%      0.25%     0.42%           --             1.62%       (0.27)%     1.35%
EQ/Oppenheimer Main Street Opportunity   0.85%      0.25%     0.94%           --             2.04%       (0.74)%     1.30%
EQ/Oppenheimer Main Street Small Cap     0.90%      0.25%     0.86%           --             2.01%       (0.71)%     1.30%
EQ/PIMCO Ultra Short Bond                0.48%      0.25%     0.17%           --             0.90%        0.00%      0.90%
EQ/Quality Bond PLUS                     0.40%      0.25%     0.19%           --             0.84%          --       0.84%
EQ/Short Duration Bond                   0.43%      0.25%     0.13%           --             0.81%          --       0.81%
EQ/Small Company Index                   0.25%      0.25%     0.20%           --             0.70%          --       0.70%
EQ/T. Rowe Price Growth Stock            0.80%      0.25%     0.16%           --             1.21%       (0.01)%     1.20%
EQ/UBS Growth and Income                 0.75%      0.25%     0.19%           --             1.19%       (0.14)%     1.05%
EQ/Van Kampen Comstock                   0.65%      0.25%     0.17%           --             1.07%       (0.07)%     1.00%
EQ/Van Kampen Mid Cap Growth             0.70%      0.25%     0.17%           --             1.12%       (0.02)%     1.10%
EQ/Van Kampen Real Estate                0.90%      0.25%     0.15%           --             1.30%       (0.04)%     1.26%
------------------------------------------------------------------------------------------------------------------------------------


* The EQ/Ariel Appreciation II variable investment option is not available for TSA contracts.

Notes:

(1) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that contract year.

(2) We charge interest on loans under TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under TSA contracts" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.


(4) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (8) for any expense limitation agreement information.


(5) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010.

(6) Other expenses shown are those incurred in 2008 or are estimated for the current fiscal period. The amounts shown as "Other Expenses" will fluctuate from year to year depend ing on actual expenses. See footnote (8) for any expense limitation agreement information.

(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio either does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2010. (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



                                                                    Fee table 13


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--------------------------------------------------------------------------------
Portfolio Name:
--------------------------------------------------------------------------------
Multimanager Aggressive Equity                                            0.98%
--------------------------------------------------------------------------------
Multimanager Health Care                                                  1.40%
--------------------------------------------------------------------------------
Multimanager Large Cap Core Equity                                        1.14%
--------------------------------------------------------------------------------
Multimanager Large Cap Growth                                             1.15%
--------------------------------------------------------------------------------
Multimanager Large Cap Value                                              1.15%
--------------------------------------------------------------------------------
Multimanager Mid Cap Growth                                               1.15%
--------------------------------------------------------------------------------
Multimanager Small Cap Growth                                             1.29%
--------------------------------------------------------------------------------
Multimanager Small Cap Value                                              1.23%
--------------------------------------------------------------------------------
Multimanager Technology                                                   1.42%
--------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth                                     1.12%
--------------------------------------------------------------------------------
EQ/Ariel Appreciation II                                                  1.11%
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth                                                0.94%
--------------------------------------------------------------------------------
EQ/Capital Guardian Research                                              0.96%
--------------------------------------------------------------------------------
EQ/Davis New York Venture                                                 1.22%
--------------------------------------------------------------------------------
EQ/Evergreen Omega                                                        1.13%
--------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                                         1.37%
--------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                                              1.12%
--------------------------------------------------------------------------------
EQ/Global Multi-Sector Equity                                             1.33%
--------------------------------------------------------------------------------
EQ/International Core PLUS                                                1.14%
--------------------------------------------------------------------------------
EQ/Large Cap Core PLUS                                                    0.92%
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                                          0.98%
--------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                                             0.99%
--------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                                              1.04%
--------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                                                     1.04%
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                                               1.13%
--------------------------------------------------------------------------------
EQ/UBS Growth and Income                                                  1.03%
--------------------------------------------------------------------------------
EQ/Van Kampen Comstock                                                    0.98%
--------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                                              1.08%
--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 along with the Guaranteed minimum income benefit) would pay in the situations illustrated.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


14 Fee table


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
------------------------------------------------------------------------------------------------------------------------------------
                                                   If you annuitize at the end of the      If you surrender or do not surrender your
                                                             applicable time                              contract at
                                                                 period                      the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                 1 year    3 years    5 years   10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        N/A       $1,635     $2,546    $5,033      $418     $1,285     $2,196     $4,683
AXA Conservative Allocation                      N/A       $1,561     $2,425    $4,806      $393     $1,211     $2,075     $4,456
AXA Conservative-Plus Allocation                 N/A       $1,586     $2,466    $4,882      $401     $1,236     $2,116     $4,532
AXA Moderate Allocation                          N/A       $1,595     $2,481    $4,910      $404     $1,245     $2,131     $4,560
AXA Moderate-Plus Allocation                     N/A       $1,611     $2,506    $4,957      $410     $1,261     $2,156     $4,607
Multimanager Aggressive Equity                   N/A       $1,490     $2,308    $4,583      $369     $1,140     $1,958     $4,233
Multimanager Core Bond                           N/A       $1,477     $2,288    $4,543      $365     $1,127     $1,938     $4,193
Multimanager Health Care                         N/A       $1,620     $2,521    $4,986      $413     $1,270     $2,171     $4,636
Multimanager International Equity                N/A       $1,577     $2,451    $4,853      $398     $1,227     $2,101     $4,503
Multimanager Large Cap Core Equity               N/A       $1,536     $2,385    $4,729      $385     $1,186     $2,035     $4,379
Multimanager Large Cap Growth                    N/A       $1,564     $2,430    $4,815      $394     $1,214     $2,080     $4,465
Multimanager Large Cap Value                     N/A       $1,543     $2,395    $4,748      $387     $1,193     $2,045     $4,398
Multimanager Mid Cap Growth                      N/A       $1,567     $2,435    $4,825      $395     $1,217     $2,085     $4,475
Multimanager Mid Cap Value                       N/A       $1,564     $2,430    $4,815      $394     $1,214     $2,080     $4,465
Multimanager Multi-Sector Bond                   N/A       $1,477     $2,288    $4,543      $365     $1,127     $1,938     $4,193
Multimanager Small Cap Growth                    N/A       $1,595     $2,481    $4,910      $404     $1,245     $2,131     $4,560
Multimanager Small Cap Value                     N/A       $1,580     $2,456    $4,863      $399     $1,230     $2,106     $4,513
Multimanager Technology                          N/A       $1,623     $2,526    $4,995      $414     $1,273     $2,176     $4,645
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International               N/A       $1,536     $2,385    $4,729      $385     $1,186     $2,035     $4,379
EQ/AllianceBernstein Small Cap Growth            N/A       $1,533     $2,380    $4,719      $383     $1,183     $2,030     $4,369
EQ/Ariel Appreciation II                         N/A       $1,583     $2,461    $4,872      $400     $1,233     $2,111     $4,522
EQ/AXA Franklin Income Core                      N/A       $1,521     $2,359    $4,680      $379     $1,171     $2,009     $4,330
EQ/AXA Franklin Small Cap Value Core             N/A       $1,546     $2,400    $4,758      $388     $1,196     $2,050     $4,408
EQ/AXA Franklin Templeton Founding Strategy Core N/A       $1,614     $2,511    $4,967      $411     $1,264     $2,161     $4,617
EQ/AXA Mutual Shares Core                        N/A       $1,558     $2,420    $4,796      $392     $1,208     $2,070     $4,446
EQ/AXA Rosenberg Value Long/Short Equity         N/A       $2,292     $3,590    $6,848      $647     $1,942     $3,240     $6,498
EQ/AXA Templeton Growth Core                     N/A       $1,543     $2,395    $4,748      $387     $1,193     $2,045     $4,398
EQ/BlackRock Basic Value Equity                  N/A       $1,468     $2,272    $4,514      $361     $1,118     $1,922     $4,164
EQ/BlackRock International Value                 N/A       $1,577     $2,451    $4,853      $398     $1,227     $2,101     $4,503
EQ/Boston Advisors Equity Income                 N/A       $1,543     $2,395    $4,748      $387     $1,193     $2,045     $4,398
EQ/Calvert Socially Responsible                  N/A       $1,533     $2,380    $4,719      $383     $1,183     $2,030     $4,369
EQ/Capital Guardian Growth                       N/A       $1,505     $2,334    $4,631      $374     $1,155     $1,984     $4,281
EQ/Capital Guardian Research                     N/A       $1,496     $2,318    $4,602      $371     $1,146     $1,968     $4,252
EQ/Caywood-Scholl High Yield Bond                N/A       $1,505     $2,334    $4,631      $374     $1,155     $1,984     $4,281
EQ/Common Stock Index                            N/A       $1,399     $2,158    $4,294      $338     $1,049     $1,808     $3,944
EQ/Core Bond Index                               N/A       $1,399     $2,158    $4,294      $338     $1,049     $1,808     $3,944
EQ/Davis New York Venture                        N/A       $1,567     $2,435    $4,825      $395     $1,217     $2,085     $4,475
EQ/Equity 500 Index                              N/A       $1,377     $2,122    $4,223      $331     $1,027     $1,772     $3,873
EQ/Evergreen Omega                               N/A       $1,536     $2,385    $4,729      $385     $1,186     $2,035     $4,379
EQ/Focus PLUS                                    N/A       $1,480     $2,293    $4,553      $366     $1,130     $1,943     $4,203
EQ/GAMCO Mergers and Acquisitions                N/A       $1,608     $2,501    $4,948      $409     $1,258     $2,151     $4,598
EQ/GAMCO Small Company Value                     N/A       $1,533     $2,380    $4,719      $383     $1,183     $2,030     $4,369
EQ/Global Bond PLUS                              N/A       $1,496     $2,318    $4,602      $371     $1,146     $1,968     $4,252
EQ/Global Multi-Sector Equity                    N/A       $1,595     $2,481    $4,910      $404     $1,245     $2,131     $4,560
EQ/Intermediate Government Bond Index            N/A       $1,409     $2,174    $4,324      $341     $1,059     $1,824     $3,974
EQ/International Core PLUS                       N/A       $1,546     $2,400    $4,758      $388     $1,196     $2,050     $4,408
EQ/International Growth                          N/A       $1,605     $2,496    $4,939      $408     $1,255     $2,146     $4,589
EQ/JPMorgan Value Opportunities                  N/A       $1,493     $2,313    $4,592      $370     $1,143     $1,963     $4,242
EQ/Large Cap Core PLUS                           N/A       $1,505     $2,334    $4,631      $374     $1,155     $1,984     $4,281
EQ/Large Cap Growth Index                        N/A       $1,405     $2,169    $4,314      $340     $1,055     $1,819     $3,964
EQ/Large Cap Growth PLUS                         N/A       $1,487     $2,303    $4,573      $368     $1,137     $1,953     $4,223
EQ/Large Cap Value Index                         N/A       $1,418     $2,190    $4,354      $345     $1,068     $1,840     $4,004
EQ/Large Cap Value PLUS                          N/A       $1,449     $2,241    $4,454      $355     $1,099     $1,891     $4,104
EQ/Long Term Bond                                N/A       $1,418     $2,190    $4,354      $345     $1,068     $1,840     $4,004
EQ/Lord Abbett Growth and Income                 N/A       $1,521     $2,359    $4,680      $379     $1,171     $2,009     $4,330
EQ/Lord Abbett Large Cap Core                    N/A       $1,527     $2,369    $4,700      $381     $1,177     $2,019     $4,350
EQ/Lord Abbett Mid Cap Value                     N/A       $1,524     $2,364    $4,690      $380     $1,174     $2,014     $4,340
EQ/Mid Cap Index                                 N/A       $1,402     $2,164    $4,304      $339     $1,052     $1,814     $3,954
------------------------------------------------------------------------------------------------------------------------------------


                                                                      Fee table
15


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
------------------------------------------------------------------------------------------------------------------------------------
                                                   If you annuitize at the end of the      If you surrender or do not surrender your
                                                             applicable time                              contract at
                                                                 period                      the end of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                 1 year    3 years    5 years   10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                            N/A       $1,505     $2,334    $4,631      $374     $1,155     $1,984     $4,281
EQ/Money Market                                  N/A       $1,402     $2,164    $4,304      $339     $1,052     $1,814     $3,954
EQ/Montag & Caldwell Growth                      N/A       $1,536     $2,385    $4,729      $385     $1,186     $2,035     $4,379
EQ/Oppenheimer Global                            N/A       $1,682     $2,622    $5,171      $434     $1,332     $2,272     $4,821
EQ/Oppenheimer Main Street Opportunity           N/A       $1,810     $2,829    $5,549      $478     $1,460     $2,479     $5,199
EQ/Oppenheimer Main Street Small Cap             N/A       $1,801     $2,814    $5,523      $475     $1,451     $2,464     $5,173
EQ/PIMCO Ultra Short Bond                        N/A       $1,458     $2,255    $4,481      $358     $1,108     $1,905     $4,131
EQ/Quality Bond PLUS                             N/A       $1,440     $2,226    $4,424      $352     $1,090     $1,876     $4,074
EQ/Short Duration Bond                           N/A       $1,430     $2,210    $4,394      $349     $1,080     $1,860     $4,044
EQ/Small Company Index                           N/A       $1,396     $2,153    $4,283      $337     $1,046     $1,803     $3,933
EQ/T. Rowe Price Growth Stock                    N/A       $1,555     $2,415    $4,786      $391     $1,205     $2,065     $4,436
EQ/UBS Growth and Income                         N/A       $1,549     $2,405    $4,767      $389     $1,199     $2,055     $4,417
EQ/Van Kampen Comstock                           N/A       $1,512     $2,344    $4,651      $376     $1,162     $1,994     $4,301
EQ/Van Kampen Mid Cap Growth                     N/A       $1,527     $2,369    $4,700      $381     $1,177     $2,019     $4,350
EQ/Van Kampen Real Estate                        N/A       $1,583     $2,461    $4,872      $400     $1,233     $2,111     $4,522
------------------------------------------------------------------------------------------------------------------------------------


* The EQ/Ariel Appreciation II variable investment option is not available for TSA contracts.

For information on how your contract works under certain hypothetical circumstances, please see Appendix III at the end of this prospectus.







CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2008.



16 Fee table


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1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." Your initial contribution must be from the transfer of the cash value of an EQUI-VEST(R) traditional IRA, Roth IRA, NQ, TSA or the same IRA and NQ contract types offered in an EQUI-VEST(R) Express(SM) contract that you currently own under which withdrawal charges no longer apply. The contract that you purchase must be the same type of contract (for example, an NQ contract to an NQ contract; or a Roth IRA contract to a Roth IRA contract), except for a SEP, SARSEP or SIMPLE IRA for which an IRA contract will be purchased. We also offer direct rollovers to IRAs for TSA contracts. We require a minimum initial contribution of $50,000 for you to purchase a contract. Any additional contributions must also be a transfer of the total cash value of an EQUI-VEST(R) traditional IRA, Roth IRA, NQ, TSA or the same IRA and NQ contract types offered in an EQUI-VEST(R) Express(SM) contract that you own to a contract of the same type (under which withdrawal charges no longer apply). Additional contributions can be transferred from existing contracts until the annuitant attains age 86. No other contributions are permitted. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

o Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of additional contributions.

In order to purchase an EQUI-VEST(R) At Retirement(SM) contract, you must select at least one of the optional benefits available under EQUI-VEST(R) At Retirement(SM). However, the standard death benefit can only be elected if GMIB is elected.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. Under NQ contracts, the annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Contract    Available for
type        annuitant ages    Source of contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ*         55 through 75*   Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) NQ contract
------------------------------------------------------------------------------------------------------------------------------------
IRA         55 through 75    Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) IRA (including QP IRA) or SEP,
                             SARSEP or SIMPLE IRA contract
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA    55 through 75    Transfer from an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) Roth IRA contract
------------------------------------------------------------------------------------------------------------------------------------
TSA**       55 through 75    Transfer from an existing EQUI-VEST(R) TSA contract (employer or plan approval required; contract must continue to be part of a 403(b) plan.)
------------------------------------------------------------------------------------------------------------------------------------



* If there are more than 2 owners on the existing EQUI-VEST(R) contract, a change of owner form must be completed so that there are only 2 owners before the transfer to an EQUI- VEST(R) At Retirement(SM) contract is requested. Joint owners are available for NQ contracts only.

** The following applies only to TSA contracts: EQUI-VEST(R) At Retirement(SM) is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement(SM) TSA (or which were transferred to EQUI-VEST(R) At Retirement(SM) TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement(SM) IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement(SM) TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see "Dates and prices at which contract events occur" in "More information" later in this prospectus. Please review your contract for information on contribution limitations.



                                               Contract features and benefits 17


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OWNER AND ANNUITANT REQUIREMENTS

Under all IRA and TSA contracts, the owner and annuitant must be the same individual. Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit the availability of this contract to other non-natural owners. For NQ contracts, we limit ownership to two joint owners. Only natural persons can be joint owners.


For the Spousal protection feature to apply, the spouses must be joint owners. If your EQUI-VEST(R) NQ contract has a spousal joint owner, upon transfer to the EQUI-VEST(R) At Retirement(SM) contract such joint owner will automatically become the joint owner under the EQUI-VEST(R) At Retirement(SM) contract.


The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as indicated for TSA contracts below, contributions to your EQUI-VEST(R) at Retirement(SM) contract can only be made through a direct transfer from an EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract that you own to the same type of contract. That is, a traditional IRA must be transferred to a traditional IRA; a Roth IRA must be transferred to a Roth IRA; an NQ contract must be exchanged for another NQ contract with the same owner(s) and annuitant. In the case of a SEP, SARSEP or SIMPLE IRA, a traditional IRA will be purchased.

The following applies only to TSA contracts: EQUI-VEST(R) At Retirement(SM) is not available if you have made designated Roth contributions to your original EQUI-VEST(R) contract. A direct TSA to TSA contract transfer (whether a contract exchange under the same 403(b) plan or a 403(b) plan to another 403(b) plan direct transfer) may still be made from an EQUI-VEST(R) TSA contract, but only with employer or plan approval and only if the contract continues to be part of a 403(b) plan. Also, due to federal tax law changes, we permit funds from an EQUI-VEST(R) TSA contract which would qualify to be transferred to an EQUI-VEST(R) At Retirement(SM) TSA (or which were transferred to EQUI-VEST(R) At Retirement(SM) TSA), to be directly rolled over to an EQUI-VEST(R) At Retirement(SM) IRA instead. This would apply in situations where the EQUI-VEST(R) At Retirement(SM) TSA would not continue to be part of a 403(b) plan. See the discussion under "Tax information" later in this prospectus.



WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. Certain investment options may not be available in all states. See Appendix V later in this prospectus for state variations.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.



18  Contract features and benefits


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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the objective and investment manager or sub-adviser(s), as applicable, for each portfolio.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                        o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                        o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a           o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,     o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                                 o AllianceBernstein L.P.
 EQUITY                                                                                    o ClearBridge Advisors, LLC
                                                                                           o Legg Mason Capital Management, Inc.
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital         o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.       o Pacific Investment Management Company
                                                                                             LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                                 o Invesco Aim Capital Management, Inc.
                                                                                           o RCM Capital Management LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                                 o AllianceBernstein L.P.
 EQUITY                                                                                    o JPMorgan Investment Management Inc.
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19


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
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 CORE EQUITY                                                                            o Janus Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o Goodman & Co. NY Ltd.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 VALUE                                                                                  o Institutional Capital LLC
                                                                                        o MFS Investment Management
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Long-term growth of capital.                              o AllianceBernstein L.P.
 GROWTH                                                                                 o Franklin Advisers, Inc.
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Long-term growth of capital.                              o AXA Rosenberg Investment Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Tradewinds Global Investors, LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     High total return through a combination of current        o Pacific Investment Management Company
 BOND(1)                      income and capital appreciation.                            LLC
                                                                                        o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Eagle Asset Management, Inc.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Franklin Advisory Services, LLC
 VALUE                                                                                  o Pacific Global Investment Management
                                                                                          Company
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Long-term growth of capital.                              o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN          Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL    Seeks to achieve long-term growth of capital.                o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II      Seeks to achieve long-term capital appreciation.             o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME        Seeks to maximize income while maintaining prospects         o BlackRock Investment Management, LLC
 CORE(2)                      for capital appreciation.                                    o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP     Seeks to achieve long-term total return.                     o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                             o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON     Primarily seeks capital appreciation and secondarily seeks   o AXA Equitable
 FOUNDING STRATEGY CORE(4)    income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA MUTUAL SHARES CORE(5)  Seeks to achieve capital appreciation, which may occa-       o BlackRock Investment Management, LLC
                              sionally be short-term, and secondarily, income.             o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE        Seeks to increase value through bull markets and bear        o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY            markets using strategies that are designed to limit expo-
                              sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH       Seeks to achieve long-term capital growth.                   o BlackRock Investment Management, LLC
 CORE(6)                                                                                   o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,       o BlackRock Investment Management, LLC
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of      o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                      International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to       o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.             o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                            o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(7)      Seeks to achieve a total return before expenses that         o AllianceBernstein L.P.
                              approximates the total return performance of the Russell
                              3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX            Seeks to achieve a total return before expenses that         o SSgA Funds Management, Inc.
                              approximates the total return performance of the Barclays
                              Capital U.S. Aggregate Bond Index, including reinvest-
                              ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.                o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                  o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.         o BlackRock Investment Management, LLC
                                                                                         o Evergreen Investment Management
                                                                                           Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o BlackRock Investment Management, LLC
 EQUITY(10)                                                                              o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                             ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current   o SSgA Funds Management, Inc.
                             income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                    applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                                approximates the total return performance of the Russell
                                1000 Value Index, including reinvestment of dividends,
                                at a risk level consistent with that of the Russell 1000
                                Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.                     o AllianceBernstein L.P.
                                                                                           o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.                     o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                                its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appreciation.           o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of traditional money  o Pacific Investment Management Company,
                                market products while maintaining an emphasis on             LLC
                                preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                                moderate risk to capital.                                  o AXA Equitable
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced volatility    o BlackRock Financial Management, Inc.
                                of principal.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23


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
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the        o AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and          o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                            with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                  o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                             o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-      o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

--------------------------------------------------------------------------------
Footnote No.    Portfolio's Former Name
--------------------------------------------------------------------------------
                AXA Premier VIP Trust
--------------------------------------------------------------------------------
   (1)          Multimanager High Yield
--------------------------------------------------------------------------------
                EQ Advisors Trust
--------------------------------------------------------------------------------
   (2)          EQ/Franklin Income
--------------------------------------------------------------------------------
   (3)          EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
   (4)          EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
   (5)          EQ/Mutual Shares
--------------------------------------------------------------------------------
   (6)          EQ/Templeton Growth
--------------------------------------------------------------------------------
   (7)          EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
   (8)          EQ/Marsico Focus
--------------------------------------------------------------------------------
   (9)          EQ/Evergreen International Bond
--------------------------------------------------------------------------------
   (10)         EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
   (11)         EQ/PIMCO Real Return
--------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.


24 Contract features and benefits


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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We assign an interest rate each month to amounts allocated to the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but do not reflect the deduction of any optional benefit charges. See Appendix V later in this prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. Generally, the minimum yearly rate for 2009 ranges from 1.50% to 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this prospectus for restrictions on transfers to and from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for annuitant ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o    the rate to maturity is 3%; or

o    the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value.


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 17, 2009, the next available maturity date was June 15, 2015 (see "About our fixed maturity options" in "More Information," later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and


                                              Contract features and benefits  25


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does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix I at the end of this prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option and fixed maturity options (subject to availability in certain states--see Appendix IV later in this prospectus for state variations). Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Only one amount may be allocated to any one fixed maturity option. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The standard death benefit can only be elected with GMIB. Any of the enhanced death benefits can be elected by themselves or with GMIB.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits as described in this section. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:


o    your initial contribution and any additional contributions to the contract;
     less


o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o    your initial contribution and any additional contributions to the contract;
     plus


o    daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this prospectus.

The effective annual roll-up rate credited to this benefit base is:


o 6% with respect to the variable investment options (other than EQ/Intermediate Government Bond Index, EQ/Money Market, and EQ/Short Duration Bond); and

o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under TSA (if applicable).


The benefit base stops rolling up after the contract anniversary following the annuitant's 85th birthday. As noted above, the effective annual roll-up rate is either 3% or 6%, depending on the investment option(s) selected. You should consider the difference in the roll-up rate when you select investment option(s) and investment programs, such as dollar cost averaging.


26  Contract features and benefits


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ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH
BENEFIT, AND THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME
BENEFIT). Your benefit base is equal to the greater of either:


o your initial contribution to the contract (plus any additional contributions),


                                       or

o your highest account value on any contract anniversary up to the contract anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent ratchet occurred,

                                      less

o a deduction that reflects any withdrawals you make. The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.

GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or on any later contract date anniversary until age
75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the annuitant's age 75.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset; you may not exercise until the tenth contract date anniversary following the date of the reset. See "Guaranteed minimum income benefit option--Exercise rules" below for more information regarding the 10 year waiting period. Please note that resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, although there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this prospectus. Also, owners of IRA and TSA contracts whose lifetime required minimum distributions must begin before the end of the new exercise waiting period should consider carefully before resetting their rollup benefit base. If the required minimum distributions exceed 6% of the reset benefit base, they would cause a pro rata reduction in the benefit base. On the other hand, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions actually exceed the 6% threshold. See "Lifetime require minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this prospectus.


The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed in "Accessing your money" later in this prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.


GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

The Guaranteed minimum income benefit is available if the annuitant is age 55 through 75 at the time the contract is issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If the annuitant was older than age 60 at the time an IRA or TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this prospectus for more information.


                                              Contract features and benefits  27


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The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age as follows:

--------------------------------------------------------------------------------
            Level payments
--------------------------------------------------------------------------------
                                              Period certain years
                                           -------------------------------------
    Annuitant's
  age at exercise                               IRAs        NQ
--------------------------------------------------------------------------------
  75 and younger                                10         10
        76                                       9         10
        77                                       8         10
        78                                       7         10
        79                                       7         10
        80                                       7         10
        81                                       7         9
        82                                       7         8
        83                                       7         7
        84                                       6         6
        85                                       5         5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year) or in the first contract year, all contributions received in the first 90 days;

o    Upon annuitant reaching age 85.

Please note that if you participate in our RMD automatic withdrawal option, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of


28  Contract features and benefits


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the date of this prospectus, assuming no additional contributions, withdrawals or loans under TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account.



--------------------------------------------------------------------------------
                                             Guaranteed minimum income
      Contract date                       benefit -- annual income pay-
 anniversary at exercise                          able for life
--------------------------------------------------------------------------------
            10                                      $11,891
            15                                      $18,597
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES.

You are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary which follows the annuitant's attainment of age 85;


(iii) for EQUI-VEST(R) At Retirement(SM) TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an EQUI-VEST(R) At Retirement(SM) IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(iv) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the date of the reset. Please note that resetting your Roll-Up benefit base will lengthen the waiting period;

(v) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

       o A successor owner who is not the annuitant may not be able to exercise the guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract anniversary on which you could exercise the benefit.

       o If the successor owner is the annuitant, the guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

       o If you designate your surviving spouse as successor owner, the guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

       o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum


                                              Contract features and benefits  29


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income benefit and Guaranteed minimum death benefit" in "Accessing your money"
and the section entitled "Charges and expenses" later in this prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals. The standard death benefit, available at no additional charge, may be elected only in conjunction with the Guaranteed minimum income benefit. Either one of the enhanced death benefits can be elected by itself or with the Guaranteed minimum income benefit. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

For an additional charge, you may elect one of the enhanced death benefits. If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death adjusted for any subsequent withdrawals, whichever provides the higher amount. See "Payment of death benefit" later in this prospectus for more information.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this prospectus for more information.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANT AGES 55 THROUGH 75 AT ISSUE.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix V later in this prospectus for state availability of these benefits):

o    Annual Ratchet to age 85.

o    The greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit " in "Accessing your money" later in this prospectus for more information on these guaranteed benefits.

See Appendix III later in this prospectus for an example of how we calculate an enhanced death benefit.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund or reinstate your original EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, plus any interest credited. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o    you change your mind before you receive your contract.


If you cancel your EQUI-VEST(R) At Retirement(SM) contract during the free look period and choose to reinstate your EQUI-VEST(R) or EQUI-VEST(R) Express(SM) contract, the death benefit under your EQUI-VEST(R) contract will be restored to its value before the transfer to the EQUI-VEST(R) At Retirement(SM) contract occurred. Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrender of your contract to receive its cash value," later in this prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this prospectus for possible consequences of cancelling your contract.

Our processing office, or your financial professional, can provide you with the cancellation instructions.


30  Contract features and benefits


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2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE


Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applicable to TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of optional benefit charges; and (ii) the amount of any outstanding loan plus accrued interest (applicable to TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)    mortality and expense;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i)    increased to reflect additional contributions;


(ii)   decreased to reflect a withdrawal;

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a TSA contract.

In addition, when we deduct the enhanced death benefit and/or Guaranteed minimum income benefit charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix V later in this prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this prospectus for information on this feature.


                                           Determining your contract's value  31


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3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE


At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less.

o We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you already have an amount in a fixed maturity option, you may not add additional amounts to that same option.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.


In addition, we reserve the right to restrict transfers into and among variable investment options including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Dollar Cost Averaging" below in this section) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


32  Transferring your money among investment options


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We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option under a dollar cost averaging program.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

For information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" under "Contract features and benefits" earlier in the prospectus.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $2,000, you may choose, at any time, to have amounts transferred from that option to the other variable investment options on a monthly basis. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. Election of either option does not change the general limitation under your contract that no more than 25% of any contribution may be allocated to the guaranteed interest option described above under "Allocating your contributions." If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers will be made on a monthly basis. You can specify the number of monthly


                            Transferring your money among investment options  33


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transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value." Election of the option does not change the general limitation under your contract that no more than 25% of any contribution may be allocated to the guaranteed interest option described above under "Allocating your contributions."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option into the variable investment options of your choice. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option. Election of the option does not change the general limitation under your contract that no more than 25% of any contribution may be allocated to the guaranteed interest option described above under "Allocating your contributions."


WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.


REBALANCING YOUR ACCOUNT VALUE


Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. Election of either option does not change the general limitation under your contract that no more than 25% of any contribution may be allocated to the guaranteed interest option described above under "Allocating your contributions." To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:


(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semian nually, or annually).


While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Election of option II is subject to the 25% allocation restriction into the guaranteed interest option described above under "Transferring your account value," in this section. Transfer restrictions out of the guaranteed interest option may apply in accordance with (a), (b) and (c) under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------


To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office.


For TSA contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans under TSA contracts" in "Accessing your money," later in this prospectus.)


34  Transferring your money among investment options


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4. Accessing your money


--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.




--------------------------------------------------------------------------------
                             Method of withdrawal
                    ------------------------------------------------------------
                                               Lifetime required
                                                   minimum
     Contract       Partial      Systematic      distribution
--------------------------------------------------------------------------------
NQ                 Yes            Yes                No
--------------------------------------------------------------------------------
IRA                Yes            Yes                Yes
--------------------------------------------------------------------------------
Roth IRA           Yes            Yes                No
--------------------------------------------------------------------------------
TSA                Yes*           Yes*               Yes*
--------------------------------------------------------------------------------



*Not if a loan is outstanding.



PARTIAL WITHDRAWALS

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.


SYSTEMATIC WITHDRAWALS

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.


You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2) Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3) You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).


You can cancel the systematic withdrawal option at any time.

You may elect to take systematic withdrawals at any time. If you own a TSA contract, you may not elect systematic withdrawals if you have a loan outstanding.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(IRA and TSA contracts only -- See "Tax information" later in this prospectus)


--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. Please note that for contract design administrative purposes, we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you do not want any required minimum distribution for calendar year 2009.
--------------------------------------------------------------------------------


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, amounts withdrawn from the contract to meet required minimum distributions will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this prospectus.


                                                        Accessing your money  35


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You may elect this option in the year in which you reach age 70-1/2 or in any later year. To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300 or your account value, whichever is less. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For IRA and TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

Under TSA contracts, you may not elect our RMD automatic withdrawal option if a loan is outstanding.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our RMD automatic withdrawal option causes your cumulative withdrawals in the contract year to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of IRA and TSA contracts generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset" in "Contract features and benefits" earlier in this prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to withdrawals from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving Required Minimum Distribution payments from an IRA or TSA contract, you may use our automatic deposit service.


Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA or IRA contract directly into an existing EQUI-VEST(R) or EQUI-VEST(R) Express(SM) NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

In general, withdrawals (including required minimum distributions) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

With respect to the Guaranteed minimum income benefit and the greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including required minimum distributions) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.


LOANS UNDER TSA CONTRACTS


As a result of Federal Tax law changes beginning in 2007, loans are not available under an EQUI-VEST(R) At Retirement(SM) TSA contract without employer or plan administrator approval. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.



36  Accessing your money


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If loans are available, you should read the terms and conditions on our loan request form carefully before taking out a loan. Your contract contains further details of the loan provision. We will not permit you to take a loan while you are enrolled in our "required minimum distribution (RMD) automatic withdrawal option." We may also restrict the availability of loans if you have not fully repaid the entire outstanding balance of any prior loan.

If you exercise the GMIB option, any outstanding loan amount must be repaid or the loan will be defaulted.

We permit only one loan to be outstanding at any time. When you take a loan we will transfer certain amounts to a loan reserve account.


A loan with respect to an EQUI-VEST(R) At Retirement(SM) TSA contract, will not be treated as a taxable distribution unless:


o    it exceeds limits of federal income tax rules; or

o    interest and principal are not paid when due.

Loans under TSA contracts are discussed further in "Tax information" later in this prospectus. The tax consequences of failure to repay a loan when due are substantial and may result in severe restrictions on your ability to borrow amounts. Also, see "Tax information" later in this prospectus for general rules applicable to loans.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer to a "loan reserve account" an amount equal to the sum of (1) the loan amount, which will earn interest at the "loan reserve account rate" during the loan term and (2) 10% of the loan amount, which will earn interest at the guaranteed interest rate. You may not make any withdrawals or transfers among investment options or any other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The "loan reserve account rate" will equal the loan interest rate minus a maximum rate of 2%.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" in "Contract features and benefits" earlier in this prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as EQUI-VEST(R) At Retirement(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When you annuitize your EQUI-VEST(R) At Retirement(SM) contract, all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) At Retirement(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) At Retirement(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix V later in this prospectus for variations that may apply in your state.



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You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options (as described in    Life annuity with period certain
   a separate prospectus for this
   option)
--------------------------------------------------------------------------------
Income Manager(SM) payout options     Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue) (as
   described in a separate prospec-
   tus for this option)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).

For TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to an IRA contract.


You may choose to apply only part of the account value of your EQUI-VEST(R) At Retirement(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your EQUI-VEST(R) At Retirement(SM) contract. For the tax consequences of withdrawals, see "Tax information" later in this prospectus.


The Income Manager(SM) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any market value adjustments.


38  Accessing your money


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If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the EQUI-VEST(R) At Retirement(SM) contract date. Except with respect to the Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will decrease if you increase the duration or frequency of a non-life contingent annuity or the certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


We will send you a notice with your contract statement one year prior to your maturity date. If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) payout option is chosen. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

Please see Appendix V later in this prospectus for variations that may apply in your state.


                                                        Accessing your money  39


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5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS


We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard death benefit); and the Guaranteed minimum income benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. A variable immediate annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.


MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard minimum death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE


There is no annual administrative charge for your EQUI-VEST(R) At
Retirement(SM) contract.



GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid, on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaran-


40  Charges and expenses


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teed benefits except as noted under "Insufficient account value" in
"Determining your contract value" earlier in this prospectus.

STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix V later in this prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.40%.


o    12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  41


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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under NQ jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.


Payment of the death benefit terminates the contract.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse, who is the sole primary beneficiary, of a deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The successor owner/ annuitant feature is only available under NQ and IRA contracts. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

For NQ, TSA and IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive this death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules," under "Guaranteed minimum income benefit option," in "Contract features and benefits" earlier in this prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o    A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may


42  Payment of death benefit


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elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be age 85 or younger as of the date of the non-surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this prospectus.


SPOUSAL PROTECTION

SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you may elect the Spousal protection option at the time you purchase your contract at no additional charge. Both spouses must be between the ages of 55 and 70 at the time the contract is issued and must each be named the primary beneficiary in the event of the other's death.

The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 guaranteed minimum death benefits, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, or, if eligible, continue the contract as the sole owner/annuitant by electing the successor owner/ annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA, TSA and NQ contracts.



BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA, ROTH IRA AND TSA CONTRACTS ONLY.


--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. No post-death required minimum distributions need to be made during 2009. For deaths occurring in
2008, the deadline for an eligible beneficiary to elect the beneficiary continuation option is September 30, 2010. Please note that for contract design administrative purposes, if the beneficiary continuation option is in effect, we will make distributions for calendar year 2009 unless the beneficiary requests in writing before we make the distribution that the beneficiary wants no required minimum distribution for calendar year 2009.
--------------------------------------------------------------------------------


The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is


                                                    Payment of death benefit  43


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made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA and TSA contracts, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option for traditional IRA, Roth IRA, and TSA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.


o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit or an optional enhanced death benefit, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o    Loans will no longer be available for TSA contracts.

o The beneficiary may choose at any time to withdraw all or a portion of the account value.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.


o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit or an optional enhanced death benefit, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable


44  Payment of death benefit


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     tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this prospectus.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The annuity account value will not be reset to the death benefit amount.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


                                                    Payment of death benefit  45


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7. Tax information


--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) At Retirement(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, the amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as EQUI-VEST(R) At Retirement(SM)'s choice of death benefits, the Guaranteed minimum income benefit, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

GMIB and other annuitization payments that are based on life or life expectancy are considered annuity payments for tax purposes. Once


46  Tax information


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annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

In order to get annuity payment tax treatment described here, all amounts under the contract must be applied to an annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES


The sole way to purchase an EQUI-VEST(R) At Retirement(SM) NQ contract is through a transfer of funds from the original EQUI-VEST(R) contract which is the source contract. Normally, exchanges of contracts are taxable events. The transfer will be a tax deferred exchange under Section 1035 of the Internal Revenue Code if:

o The contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract.

o The owner and the annuitant are the same under the original EQUI-VEST(R) contract and the EQUI-VEST(R) At Retirement(SM) NQ contract.

The tax basis, also referred to as your investment in the contract, of the original EQUI-VEST(R) contract carries over to the EQUI-VEST(R) At Retirement(SM) NQ contract.

Section 1035 exchanges are generally not available after the death of the owner, or annuitant, as applicable. Partial 1035 exchanges are not available to purchase an EQUI-VEST(R) At Retirement(SM) contract.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER
YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


                                                             Tax information  47


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INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets funding the account typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


We have not applied for an opinion letter from the IRS to approve the respective forms of the EQUI-VEST(R) At Retirement(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You can cancel any version of the EQUI-VEST(R) At Retirement(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this prospectus. If you cancel a traditional IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:


o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

This IRA may be funded through direct transfer of funds only and not through regular or rollover contributions.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


48  Tax information


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Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, under technical income tax rules; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


ROLLOVERS TO ELIGIBLE RETIREMENT PLANS

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS
Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


--------------------------------------------------------------------------------
Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "required minimum distribution (RMD) automatic withdrawal option" or our "beneficiary continuation option" under a deceased individual's IRA contract) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.
--------------------------------------------------------------------------------


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions


                                                             Tax information  49


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must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "required minimum distribution (RMD) automatic withdrawal option." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.


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If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method).


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


The EQUI-VEST(R) At Retirement(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.



CONTRIBUTIONS TO ROTH IRAS

Generally, individuals may make four different types of contributions to purchase a Roth IRA or as later additions to an existing Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


This Roth IRA may be funded only through direct transfer of funds and not through regular Roth IRA contributions or rollover contributions. Also, if the funds are originally in a traditional IRA, you must convert to Roth IRA in your original EQUI-VEST(R) contract before you apply the funds to an EQUI-VEST(R) At Retirement(SM) contract.



RECHARACTERIZATIONS


Generally, you may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution. Any recharacterization of a Roth IRA contribution to a traditional IRA contribution, if available, must be done in the original EQUI-VEST(R) Roth IRA contract and not in the EQUI-VEST(R) At Retirement(SM) contract.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.


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You must keep your own records of regular and conversion contributions to all
Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

You may roll over amounts from one Roth IRA to another Roth IRA if you complete the transaction within 60 days of when you receive the funds. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)". If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "traditional IRAs."


--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------


FINAL REGULATIONS UNDER SECTION 403(B)



In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.

As part of this process, the sponsoring employer must also designate the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to retain 403(b) status for those funds.

Although it is not clear under the 2007 Regulations, it appears that (i) annuity contracts issued to employees terminating employment or retiring from service with the employer which provided the funds may not be considered as 403(b) annuity contracts if no longer part of the employer's plan, or (ii) even if such contracts retain 403(b) status (so that amounts can be rolled over into another eligible retirement plan which agrees to accept the funds), loans are not available. For this reason you should discuss with your tax adviser whether you should purchase an EQUI-VEST(R) at Retirement(SM) TSA contract or retain a previously-purchased contract, or instead roll it over into another eligible retirement plan which will accept the funds, such as a traditional IRA.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE EQUI-VEST(R) AT RETIREMENT(SM) TSA CONTRACT

Because the EQUI-VEST(R) at Retirement(SM) TSA contract (i) was designed to be purchased through an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another and (ii) does not accept employer-remitted contributions, contributions to an EQUI-VEST(R) at Retirement(SM) TSA contract are extremely limited as described below. EQUI-VEST(R) at Retirement(SM) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.



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DIRECT TRANSFER CONTRIBUTIONS

A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

The amount of any direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.


DISTRIBUTIONS FROM TSAS


GENERAL. Certain amounts under a 403(b) TSA contract may be restricted from withdrawal but these restrictions do not apply after severance from employment with the employer who provided the funds to purchase the contract. The EQUI-VEST(R) At Retirement(SM) TSA contract is available for purchase only to TSA participants who are no longer employed with the employer who provided the funds for the purchase of the original EQUI-VEST(R) TSA contract. Prior to the 2007 Regulations, restrictions on distributions which generally apply to certain amounts in TSAs did not apply to loans, withdrawals or other payments for such severed-from-employment individuals. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. It is not clear how the 2007 Regulations affect post-separation from service contract withdrawals from the EQUI-VEST(R) At Retirement(SM) TSA. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer, 403(b) plans.) Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable. EQUI-VEST(R)At Retirement(SM) TSA is not available if you have made designated Roth contributions to your original EQUI-VEST(R) TSA contract.


DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. Annuitization payments that are based on the annuitant's life or life expectancy are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your



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beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan.


A surviving spouse might also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan, including unpaid interest, is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits and, (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) At Retirement(SM) TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.


o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.


The amount borrowed with respect to an EQUI-VEST(R) At Retirement(SM) TSA contract and not repaid may be treated as a distribution if:


o    the loan does not qualify under the conditions above; or

o    the participant fails to repay the interest or principal when due.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.


Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, before 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer who provided the funds for the TSA by the calendar


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     year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement. (This exception is unlikely to apply as severance from employment from the employer who provided the funds to purchase the original EQUI-VEST(R) TSA contract is a condition for purchasing the EQUI-VEST(R) At Retirement(SM) TSA contract.)

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it applies only to people who purchase their EQUI-VEST(R) At Retirement(SM) TSA contract by direct Revenue Ruling 90-24 transfers. The information from your original EQUI-VEST(R) contract carries over.



SPOUSAL CONSENT RULES


If your original EQUI-VEST(R) TSA contract is subject to ERISA, your purchase of EQUI-VEST(R) At Retirement(SM) TSA contract is subject to prior spousal consent. Your spouse must sign the Conversion Acknowledgement Form. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.


If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $19,200 in periodic



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annuity payments in 2009, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a TSA. If a non-periodic distribution from a TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another eligible retirement plan. All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and your designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information


--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A
Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A that is available under the contract invests solely in Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;


(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of the Trusts may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust which generally accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained from TOPS or Online Account Access or your financial professional.

The rates to maturity for new allocations as of February 17, 2009 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
  Fixed Maturity
   Options with
     June 15th                        Rate to                Price
 Maturity Date of                   Maturity as of         Per $100 of
   Maturity Year                  February 17, 2009       Maturity Value
--------------------------------------------------------------------------------
        2009                            3.00%**             $ 99.05
        2010                            3.00%**             $ 96.16
        2011                            3.00%**             $ 93.36
        2012                            3.00%**             $ 90.64
        2013                            3.00%**             $ 88.00
        2014                            3.00%**             $ 85.43
        2015                            3.15%               $ 82.19
        2016*                           3.70%               $ 76.62
        2017*                           3.90%               $ 72.71
        2018*                           4.05%               $ 69.05
--------------------------------------------------------------------------------


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*    Not available in Oregon

** Since these rates to maturity are 3%, no amounts could have been allocated to these options.



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix I at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA


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Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT
EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

          -    on a non-business day:
          -    after 4:00 p.m., Eastern Time on a business day; or
          - after an early close of regular trading on the NYSE on a business day.

o A loan request under your TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to


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identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to the separate account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.



CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon the separate account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts.The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit and/or Guaranteed minimum income benefit ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information. See Appendix IV later in this prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of IRA or TSA contracts except by surrender to us. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation. Loans are generally available under a TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your IRA or TSA contract to another similar arrangement under federal income tax rules.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable and under common control of AXA Financial, Inc. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers"). AXA Advisors is under the common control of AXA Financial, Inc.

AXA Equitable pays compensation to AXA Advisors based on contracts sold.

Sales compensation paid to AXA Advisors will be asset-based and will generally not exceed 0.10% of the account value of the contract on an ongoing annual basis.

AXA Advisors, in turn, may pay a portion of the asset-based compensation received from AXA Equitable to the AXA Advisors financial


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professional and/or Selling broker-dealer making the sale. The asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


AXA Advisors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by it or on its behalf. AXA Advisors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) At Retirement(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Advisors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Advisors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of AXA Advisors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


AXA Advisors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. AXA Advisors or its affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any asset-based compensation paid by AXA Equitable to AXA Advisors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


62  More information


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9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



                             Incorporation of certain documents by reference  63


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Appendix I: Condensed financials

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option on the last business day of the periods shown. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.




THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY
ASSET CHARGE OF 1.25%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2006        2007        2008
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.54   $  97.11    $  58.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          11
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  101.50   $ 102.82    $  90.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          21
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  102.29   $ 100.87    $  80.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          13
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  102.92   $  99.38    $  74.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          3          51
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.68   $  98.88    $  66.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         13          44
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.98   $  95.05    $  52.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           8
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  100.25   $ 105.16    $ 107.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  105.78   $  96.39    $  46.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.66   $  99.28    $  54.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                   103.36   $  88.34    $  53.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   99.01   $ 100.29    $  93.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.24   $  91.70    $  57.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          17
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.70   $  98.44    $  55.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.50   $  94.66    $  63.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           4
------------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financials


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
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY
ASSET CHARGE OF 1.25%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2006        2007        2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.26     $ 101.62    $  54.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.69     $  97.10    $  57.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.34     $  93.93    $  55.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.26     $ 100.04    $  79.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $     --     $  95.94    $  57.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.03     $  95.03    $  58.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          27
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.77     $ 108.14    $ 113.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           7
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.62     $  99.32    $  71.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.67     $  96.80    $  65.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.24     $  81.76    $  53.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $     --     $  94.37    $  58.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.27     $  95.62    $  81.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.86     $  94.52    $  64.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1          13
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.12     $ 102.01    $  55.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          11
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.82     $ 101.57    $  59.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           4
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.66     $ 102.18    $  91.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.18     $  90.10    $  53.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --          --
------------------------------------------------------------------------------------------------------------------------------------


                                            Appendix I: Condensed financials A-2


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
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY
ASSET CHARGE OF 1.25%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2006        2007        2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  102.43   $  95.91       59.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.07   $ 104.11    $  65.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.10   $ 103.08    $  62.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                   104.08   $  87.93    $  37.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.11   $  88.84    $  49.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          10
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  100.40   $ 109.49    $ 113.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.02   $  96.60    $  60.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.63   $ 101.27    $  69.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.83   $  88.65    $  53.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  105.05   $ 108.07    $  63.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  104.66   $  95.26    $  47.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          28
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.66   $  87.71    $  52.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  100.60   $ 101.55    $ 102.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          39
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  101.82   $ 109.93    $  72.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  103.66   $  92.28    $  56.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  105.12   $  95.47    $  55.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $      --   $  94.35    $  57.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financials


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
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY
ASSET CHARGE OF 1.25%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2006        2007        2008
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.70   $  87.42    $  53.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.43   $ 109.88    $ 104.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          22
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.62   $ 103.54    $  95.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           3
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.49   $ 103.00    $  99.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.91   $  90.40    $  58.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          13
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.02   $  97.66    $  55.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           9
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.20   $  93.60    $  54.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.89   $  92.64    $  54.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.92   $  90.49    $  56.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.12   $ 115.64    $  48.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1          14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.78   $ 105.71    $  54.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           5
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $     --   $  82.82    $  49.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           6
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.05   $  99.59    $  52.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.50   $ 106.02    $ 107.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 100.02   $ 101.64    $  73.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.45   $  99.91    $  75.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.91   $ 100.71    $  52.61
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------


                                                    Appendix I: Condensed
financials A-4


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
THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY
ASSET CHARGE OF 1.25%. UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2008.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2006        2007        2008
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.93   $  95.23     $ 57.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.24   $ 102.03     $ 55.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.97   $  94.15     $ 58.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1           4
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.27   $  98.14     $ 54.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.93   $  88.13     $ 55.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.48   $  92.33     $ 52.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           2
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.20   $  84.78     $ 52.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --         --           1
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.68   $ 103.56     $ 54.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          1           3
------------------------------------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financials


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Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2009 to a fixed maturity option with a maturity date of June 15, 2017 (eight years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2013.(a)





--------------------------------------------------------------------------------
                                                           Hypothetical assumed
                                                            rate to maturity(j)
                                                             on June 15, 2013
                                                              5%          9%
--------------------------------------------------------------------------------
As of June 15, 2013 before withdrawal
--------------------------------------------------------------------------------
(1) market adjusted amount(b)                              $141,389    $121,737
--------------------------------------------------------------------------------
(2) fixed maturity amount(c)                               $131,104    $131,104
--------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                     $ 10,285    $ (9,367)
--------------------------------------------------------------------------------
On June 15, 2013 after $50,000 withdrawal
--------------------------------------------------------------------------------
(4) portion of market value adjustment associated
    with the withdrawal:(3) x [$50,000/(1)]                $  3,637    $ (3,847)
--------------------------------------------------------------------------------
(5) portion of fixed maturity associated with
    the withdrawal: $50,000 - (4)                          $ 46,363    $ 53,847
--------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                   $ 91,389    $ 71,737
--------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                       $ 84,741    $ 77,257
--------------------------------------------------------------------------------
(8) maturity value (d)                                     $111,099    $101,287
--------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


(a)       Number of days from the withdrawal date to the maturity date = D = 1,461
(b)       Market adjusted amount is based on the following calculation:
          Maturity value                            $171,882
          ________________                          ________________
                                       =                                           where j is either 5% or 9%
            (1+j)(D/365)                              (1+j)(1,461/365)
(c)       Fixed maturity amount is based on the following calculation:
          Maturity value                            $171,882
          ________________                          ________________
                                       =
            (1+h)(D/365)                              (1+0.07)(1,461/365)
(d)       Maturity value is based on the following calculation:
          Fixed maturity amount x (1+h)(D/365) = ($84,741 or $77,257) x (1+0.07)(1,461/365)

                                Appendix II: Market value adjustment example B-1


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Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options, no subsequent contributions, no transfers, no withdrawals and no loans under a TSA contract, the enhanced death benefit for an annuitant age 55 would be calculated as follows:



--------------------------------------------------------------------------------
  End of
 contract                       6% Roll-Up to age 85    Annual Ratchet to age 85
   year       Account value       benefit base              benefit base
--------------------------------------------------------------------------------
     1          105,000               106,000                   105,000
--------------------------------------------------------------------------------
     2          115,500               112,360                   115,500
--------------------------------------------------------------------------------
     3          129,360               119,102                   129,360
--------------------------------------------------------------------------------
     4          103,488               126,248                   129,360
--------------------------------------------------------------------------------
     5          113,837               133,823                   129,360
--------------------------------------------------------------------------------
     6          127,497               141,852                   129,360
--------------------------------------------------------------------------------
     7          127,497               150,363                   129,360
--------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the death benefit is the current account value.

(2) At the end of contract years 4 through 7, the death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.*

* At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1, 2 and 3, the death benefit will be the current account value.

C-1 Appendix III: Enhanced death benefit example


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Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an EQUI-VEST(R) At Retirement(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.42)%, 3.58% for the EQUI-VEST(R) At Retirement(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.61%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                     Appendix IV: Hypothetical illustrations D-1


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Variable deferred annuity
EQUI-VEST(R) At Retirement(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Guaranteed minimum income benefit




                                                        Greater of 6% Roll-
                                                        Up to age 85 or the                              Lifetime Annual
                                                         Annual Ratchet to                      Guaranteed Minimum Income Benefit
                                                         age 85 Guaranteed                      ----------------------------------
                                                           Minimum  Death                          Guaranteed       Hypothetical
                   Account Value         Cash Value           Benefit       Total Death Benefit      Income            Income
       Contract ------------------- ------------------- ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    100,000  100,000    100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      96,259  102,259     96,259  102,259    106,000  106,000    106,000  106,000     N/A      N/A      N/A      N/A
 62        3      92,528  104,519     92,528  104,519    112,360  112,360    112,360  112,360     N/A      N/A      N/A      N/A
 63        4      88,804  106,776     88,804  106,776    119,102  119,102    119,102  119,102     N/A      N/A      N/A      N/A
 64        5      85,080  109,024     85,080  109,024    126,248  126,248    126,248  126,248     N/A      N/A      N/A      N/A
 65        6      81,352  111,259     81,352  111,259    133,823  133,823    133,823  133,823     N/A      N/A      N/A      N/A
 66        7      77,613  113,473     77,613  113,473    141,852  141,852    141,852  141,852     N/A      N/A      N/A      N/A
 67        8      73,858  115,660     73,858  115,660    150,363  150,363    150,363  150,363     N/A      N/A      N/A      N/A
 68        9      70,081  117,812     70,081  117,812    159,385  159,385    159,385  159,385     N/A      N/A      N/A      N/A
 69       10      66,276  119,923     66,276  119,923    168,948  168,948    168,948  168,948     N/A      N/A      N/A      N/A
 74       15      46,589  129,507     46,589  129,507    226,090  226,090    226,090  226,090   14,266   14,266   14,266   14,266
 79       20      25,089  136,369     25,089  136,369    302,560  302,560    302,560  302,560   20,393   20,393   20,393   20,393
 84       25         607  138,442        607  138,442    404,893  404,893    404,893  404,893   34,821   34,821   34,821   34,821
 89       30           0  148,048          0  148,048          0  429,187          0  429,187     N/A      N/A      N/A      N/A
 94       35           0  162,715          0  162,715          0  429,187          0  429,187     N/A      N/A      N/A      N/A
 95       36           0  165,971          0  165,971          0  429,187          0  429,187     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.-



D-2 Appendix IV: Hypothetical illustrations


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Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


The following information is a summary of the states where the EQUI-VEST(R) At Retirement(SM) contract or certain features and/or benefits are either not available as of the date of this prospectus or vary from the contract's features and benefits as previously described in this prospectus.

STATES WHERE CERTAIN EQUI-VEST(R) AT RETIREMENT(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Guaranteed minimum death benefit/Guaranteed minimum             Not Available
                income benefit roll-up benefit base reset

                Guaranteed minimum income benefit "no lapse guarantee"          Not Available
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA       Guaranteed minimum death benefit/Guaranteed minimum             Not Available
                income benefit roll-up benefit base reset

                Guaranteed minimum income benefit "no lapse guarantee"          Not Available
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Converting your EQUI-VEST(R) contract to an EQUI-VEST(R) At     All references to converting your EQUI-VEST(R)
                Retirement(SM) contract                                         contract to EQUI-VEST(R) At Retirement(SM) is
                                                                                changed to: exchanging your EQUI-VEST(R) contract
                                                                                for an EQUI-VEST(R) At Retirement(SM) contract.

                Greater of the 6% Roll-Up to age 85 or the Annual Ratchet       Not Available
                to age 85 enhanced death benefit

                Guaranteed minimum death benefit/Guaranteed minimum             Not Available
                income benefit roll-up benefit base reset

                Guaranteed minimum income benefit "no lapse guarantee"          Not Available

                Deduction of Charges for optional benefits                      With regard to the Guaranteed minimum income
                                                                                benefit charge and the Annual ratchet to age 85
                                                                                enhanced death benefit charge, we will deduct the
                                                                                related charge as follows: we will deduct the
                                                                                charge from your value in the variable investment
                                                                                options on a pro rata basis. If those amounts are
                                                                                insufficient, we will deduct all or a portion of
                                                                                the charge from the fixed maturity options in
                                                                                order of the earliest maturity date(s) first. If
                                                                                the contract is surrendered or annuitized or a
                                                                                death benefit is paid, we will deduct a pro rata
                                                                                portion of the charge for that year. A market
                                                                                value adjustment will apply to deductions from the
                                                                                fixed maturity options.

                                                                                Deductions from the fixed maturity options cannot
                                                                                cause the net interest credited for the contract
                                                                                year to fall below 3.0%.

                Insufficient Account Value                                      If the account value in the variable investment
                                                                                options and the fixed maturity options is
                                                                                insufficient to pay the enhanced death benefit
                                                                                charge and/or the guaranteed minimum income
                                                                                benefit charge, and there is no account value in
                                                                                the guaranteed interest option, the contract will
                                                                                terminate with- out value, and you will lose any
                                                                                applicable benefits.


                Annuity maturity date                                           The maturity date is the contract date anniversary
                                                                                that follows the annuitant's 90th birthday.

                Variable Immediate Annuity Payout Options --                    Not available on a Single life basis.
                Life Annuity Contracts
------------------------------------------------------------------------------------------------------------------------------------
OREGON          Fixed maturity options                                          Not Available
------------------------------------------------------------------------------------------------------------------------------------


                                                               Appendix V: State
    contract availability and/or variations of certain features and benefits E-1


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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page
Who is AXA Equitable?                                                       2
Calculating unit values                                                     2
Custodian and independent registered public accounting firm                 2
Distribution of the contracts                                               2
Financial statements                                                        2



How to obtain an EQUI-VEST(R) At Retirement(SM) Statement of Additional Information for Separate Account A

Call (800) 628-6673 or send this request form to:
 EQUI-VEST(R) At Retirement(SM)
 P.O. Box 4956
 Syracuse, NY 13221-4956


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an EQUI-VEST(R) At Retirement(SM) SAI for Separate Account A dated May 1, 2009.





--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                          State           Zip









                                                                           X2512
                                            EQUI-VEST(R) At Retirement(SM) ('04)

EQUI-VEST(R) At Retirement(SM)

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) At Retirement(SM) dated May 1, 2009. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Calculating unit values                                                      2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                2

Financial statements                                                         2


EQUI-VEST(R) is a registered service mark and At Retirement(SM) is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104
   Copyright 2009 AXA Equitable Life Insurance Company - All rights reserved



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                                                          x02512

                                                EQUI-VEST(R) At Retirement ('04)

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATING UNIT VALUES


Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) At Retirement(SM) may vary. The method of calculating unit values is set forth below.


The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

             a
            (-) - c
             b
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $677,871,467 in 2008, $731,920,627 in 2007 and $672,531,658 in 2006. Of these amounts, for each of these three years, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE AXA COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008.............  FSA-3
   Statements of Operations for the Year Ended December 31, 2008....... FSA-34
   Statements of Changes in Net Assets for the Years Ended
        December 31, 2008 and 2007..................................... FSA-46
   Notes to Financial Statements....................................... FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................    F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007.............    F-2
   Consolidated Statements of Earnings, Years Ended December 31,
        2008, 2007 and 2006............................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
        Income, Years Ended December 31, 2008, 2007 and 2006...........    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
        2008, 2007 and 2006............................................    F-5
   Notes to Consolidated Financial Statements..........................    F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                          AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                            Allocation        Allocation            Allocation
                                                         ---------------- ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value......   $146,701,596       $55,830,216          $ 79,751,733
Receivable for The Trusts shares sold...................             --                --                    --
Receivable for policy-related transactions..............        310,713            24,618                 1,772
                                                           ------------       -----------          ------------
  Total assets..........................................    147,012,309        55,854,834            79,753,505
                                                           ------------       -----------          ------------
Liabilities:
Payable for The Trusts shares purchased.................        310,713            21,618                   772
Payable for policy-related transactions.................             --                --                    --
                                                           ------------       -----------          ------------
  Total liabilities.....................................        310,713            21,618                   772
                                                           ------------       -----------          ------------
Net Assets..............................................   $146,701,596       $55,833,216          $ 79,752,733
                                                           ============       ===========          ============
Net Assets:
Accumulation Units......................................    146,691,378        55,833,097            79,752,064
Contracts in payout (annuitization) period..............             --                --                    --
Retained by AXA Equitable in Separate Account A.........         10,218               119                   669
                                                           ------------       -----------          ------------
Total net assets........................................   $146,701,596       $55,833,216          $ 79,752,733
                                                           ============       ===========          ============
Investments in shares of The Trusts, at cost............   $233,742,003       $63,885,813          $100,788,616
The Trusts shares held
 Class A................................................             --                --                    --
 Class B................................................     17,995,048         6,113,114             9,130,972



                                                                                                 Crossings    Crossings
                                                            AXA Moderate    AXA Moderate-Plus   Aggressive   Conservative
                                                             Allocation         Allocation      Allocation    Allocation
                                                         ----------------- ------------------- ------------ -------------
Assets:
Investments in shares of The Trusts, at fair value......  $1,285,544,280       $452,236,083      $638,285      $286,298
Receivable for The Trusts shares sold...................         132,086                 --            15       351,741
Receivable for policy-related transactions..............           8,514            629,515            --            --
                                                          --------------       ------------      --------      --------
  Total assets..........................................   1,285,684,880        452,865,598       638,300       638,039
                                                          --------------       ------------      --------      --------
Liabilities:
Payable for The Trusts shares purchased.................              --            687,837            --            --
Payable for policy-related transactions.................              --                 --            15       351,741
                                                          --------------       ------------      --------      --------
  Total liabilities.....................................              --            687,837            15       351,741
                                                          --------------       ------------      --------      --------
Net Assets..............................................  $1,285,684,880       $452,177,761      $638,285      $286,298
                                                          ==============       ============      ========      ========
Net Assets:
Accumulation Units......................................   1,279,347,737        452,172,146       509,874       101,147
Contracts in payout (annuitization) period..............       6,331,717                 --            --            --
Retained by AXA Equitable in Separate Account A.........           5,426              5,615       128,411       185,151
                                                          --------------       ------------      --------      --------
Total net assets........................................  $1,285,684,880       $452,177,761      $638,285      $286,298
                                                          ==============       ============      ========      ========
Investments in shares of The Trusts, at cost............  $1,669,570,176       $667,393,881      $931,297      $301,750
The Trusts shares held
 Class A................................................      97,174,652                 --        10,275        10,260
 Class B................................................      11,633,636         51,606,352        91,817        21,453

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Crossings        Crossings     Crossings
                                                            Conservative-Plus    Moderate    Moderate-Plus
                                                                Allocation      Allocation     Allocation
                                                           ------------------- ------------ ---------------
Assets:
Investments in shares of The Trusts, at fair value........       $214,089        $221,565     $   883,665
Receivable for The Trusts shares sold.....................              1               2              --
Receivable for policy-related transactions................             --              --         351,713
                                                                 --------        --------     -----------
  Total assets............................................        214,090         221,567       1,235,378
                                                                 --------        --------     -----------
Liabilities:
Payable for The Trusts shares purchased...................             --              --         351,713
Payable for policy-related transactions...................              1               2              --
                                                                 --------        --------     -----------
  Total liabilities.......................................              1               2         351,713
                                                                 --------        --------     -----------
Net Assets................................................       $214,089        $221,565     $   883,665
                                                                 ========        ========     ===========
Net Assets:
Accumulation Units........................................         47,285          63,980         739,879
Contracts in payout (annuitization) period................             --              --              --
Retained by AXA Equitable in Separate Account A...........        166,804         157,585         143,786
                                                                 --------        --------     -----------
Total net assets..........................................       $214,089        $221,565     $   883,665
                                                                 ========        ========     ===========
Investments in shares of The Trusts, at cost..............       $256,744        $272,079     $   943,705
The Trusts shares held
 Class A..................................................         10,549          10,504          10,314
 Class B..................................................         16,515          19,016         116,388



                                                                                    EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Intermediate       EQ/AllianceBernstein
                                                                Common Stock       Government Securities       International
                                                           ---------------------- ----------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,791,646,444           $120,635,478           $438,220,994
Receivable for The Trusts shares sold.....................            966,099                295,825                 85,823
Receivable for policy-related transactions................                 --                     --                     --
                                                               --------------           ------------           ------------
  Total assets............................................      1,792,612,543            120,931,303            438,306,817
                                                               --------------           ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................                 --                     --                     --
Payable for policy-related transactions...................            544,383                310,289                 37,638
                                                               --------------           ------------           ------------
  Total liabilities.......................................            544,383                310,289                 37,638
                                                               --------------           ------------           ------------
Net Assets................................................     $1,792,068,160           $120,621,014           $438,269,179
                                                               ==============           ============           ============
Net Assets:
Accumulation Units........................................      1,779,301,826            120,133,431            436,828,878
Contracts in payout (annuitization) period................         11,994,505                482,132              1,439,319
Retained by AXA Equitable in Separate Account A...........            771,829                  5,451                    982
                                                               --------------           ------------           ------------
Total net assets..........................................     $1,792,068,160           $120,621,014           $438,269,179
                                                               ==============           ============           ============
Investments in shares of The Trusts, at cost..............     $3,001,035,549           $122,015,827           $743,241,678
The Trusts shares held
 Class A..................................................        153,794,915              9,070,542             56,931,619
 Class B..................................................          7,485,948              3,106,254              8,413,182



                                                            EQ/AllianceBernstein
                                                              Small Cap Growth
                                                           ---------------------
Assets:
Investments in shares of The Trusts, at fair value........      $200,104,144
Receivable for The Trusts shares sold.....................                --
Receivable for policy-related transactions................           627,581
                                                                ------------
  Total assets............................................       200,731,725
                                                                ------------
Liabilities:
Payable for The Trusts shares purchased...................           516,255
Payable for policy-related transactions...................                --
                                                                ------------
  Total liabilities.......................................           516,255
                                                                ------------
Net Assets................................................      $200,215,470
                                                                ============
Net Assets:
Accumulation Units........................................       198,982,893
Contracts in payout (annuitization) period................         1,232,550
Retained by AXA Equitable in Separate Account A...........                27
                                                                ------------
Total net assets..........................................      $200,215,470
                                                                ============
Investments in shares of The Trusts, at cost..............      $327,888,693
The Trusts shares held
 Class A..................................................        18,834,311
 Class B..................................................         3,322,598

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                              EQ/AXA Rosenberg  EQ/BlackRock
                                                                EQ/Ariel        Value Long/      Basic Value
                                                            Appreciation II     Short Equity       Equity
                                                           ----------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,898,423        $8,104,894     $235,319,219
Receivable for The Trusts shares sold.....................             --                --               --
Receivable for policy-related transactions................          4,582            50,051           58,628
                                                               ----------        ----------     ------------
  Total assets............................................      1,903,005         8,154,945      235,377,847
                                                               ----------        ----------     ------------
Liabilities:
Payable for The Trusts shares purchased...................          4,582            50,051           65,582
Payable for policy-related transactions...................             --                --               --
                                                               ----------        ----------     ------------
  Total liabilities.......................................          4,582            50,051           65,582
                                                               ----------        ----------     ------------
Net Assets................................................     $1,898,423        $8,104,894     $235,312,265
                                                               ==========        ==========     ============
Net Assets:
Accumulation Units........................................      1,898,423         8,100,370      235,310,020
Contracts in payout (annuitization) period................             --                --               --
Retained by AXA Equitable in Separate Account A...........             --             4,524            2,245
                                                               ----------        ----------     ------------
Total net assets..........................................     $1,898,423        $8,104,894     $235,312,265
                                                               ==========        ==========     ============
Investments in shares of The Trusts, at cost..............     $2,978,604        $8,466,906     $372,899,808
The Trusts shares held
 Class A..................................................             --                --               --
 Class B..................................................        285,836           803,260       24,285,373



                                                             EQ/BlackRock      EQ/Boston       EQ/Calvert    EQ/Capital
                                                            International   Advisors Equity     Socially      Guardian
                                                                Value            Income       Responsible      Growth
                                                           --------------- ----------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $190,751,934      $42,541,031     $12,936,414   $12,178,949
Receivable for The Trusts shares sold.....................        94,822               --              --            --
Receivable for policy-related transactions................            --           25,856              --         5,316
                                                            ------------      -----------     -----------   -----------
  Total assets............................................   190,846,756       42,566,887      12,936,414    12,184,265
                                                            ------------      -----------     -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................            --           24,656          15,426         5,316
Payable for policy-related transactions...................        94,822               --          84,574            --
                                                            ------------      -----------     -----------   -----------
  Total liabilities.......................................        94,822           24,656         100,000         5,316
                                                            ------------      -----------     -----------   -----------
Net Assets................................................  $190,751,934      $42,542,231     $12,836,414   $12,178,949
                                                            ============      ===========     ===========   ===========
Net Assets:
Accumulation Units........................................   190,747,519       42,542,181      12,827,867    12,167,172
Contracts in payout (annuitization) period................            --               --              --            --
Retained by AXA Equitable in Separate Account A...........         4,415               50           8,547        11,777
                                                            ------------      -----------     -----------   -----------
Total net assets..........................................  $190,751,934      $42,542,231     $12,836,414   $12,178,949
                                                            ============      ===========     ===========   ===========
Investments in shares of The Trusts, at cost..............  $337,307,378      $62,882,398     $21,643,018   $19,146,054
The Trusts shares held
 Class A..................................................            --               --              --            --
 Class B..................................................    21,941,827        9,951,208       2,641,495     1,386,331

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Capital
                                                               Guardian     EQ/Caywood-Scholl   EQ/Davis New
                                                               Research      High Yield Bond    York Venture
                                                           --------------- ------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $134,419,929       $22,217,335      $10,887,874
Receivable for The Trusts shares sold.....................            --                --               --
Receivable for policy-related transactions................            --            30,544           45,038
                                                            ------------       -----------      -----------
  Total assets............................................   134,419,929        22,247,879       10,932,912
                                                            ------------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................         8,523            30,544           45,038
Payable for policy-related transactions...................        11,477                --               --
                                                            ------------       -----------      -----------
  Total liabilities.......................................        20,000            30,544           45,038
                                                            ------------       -----------      -----------
Net Assets................................................  $134,399,929       $22,217,335      $10,887,874
                                                            ============       ===========      ===========
Net Assets:
Accumulation Units........................................   134,398,463        22,217,200       10,885,508
Contracts in payout (annuitization) period................            --                --               --
Retained by AXA Equitable in Separate Account A...........         1,466               135            2,366
                                                            ------------       -----------      -----------
Total net assets..........................................  $134,399,929       $22,217,335      $10,887,874
                                                            ============       ===========      ===========
Investments in shares of The Trusts, at cost..............  $220,767,587       $30,014,391      $15,201,137
The Trusts shares held
 Class A..................................................            --                --               --
 Class B..................................................    16,542,280         6,863,947        1,621,447



                                                              EQ/Equity        EQ/Evergreen      EQ/Evergreen    EQ/Franklin
                                                              500 Index     International Bond       Omega         Income
                                                           --------------- -------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $599,771,333        $54,613,677      $21,140,490    $59,781,130
Receivable for The Trusts shares sold.....................     1,291,052                695               --             --
Receivable for policy-related transactions................            --                 --           17,836          9,245
                                                            ------------        -----------      -----------    -----------
  Total assets............................................   601,062,385         54,614,372       21,158,326     59,790,375
                                                            ------------        -----------      -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --           17,836          9,245
Payable for policy-related transactions...................     1,291,431                695               --             --
                                                            ------------        -----------      -----------    -----------
  Total liabilities.......................................     1,291,431                695           17,836          9,245
                                                            ------------        -----------      -----------    -----------
Net Assets................................................  $599,770,954        $54,613,677      $21,140,490    $59,781,130
                                                            ============        ===========      ===========    ===========
Net Assets:
Accumulation Units........................................   596,861,397         54,606,924       21,122,701     59,775,562
Contracts in payout (annuitization) period................     2,903,036                 --               --             --
Retained by AXA Equitable in Separate Account A...........         6,521              6,753           17,789          5,568
                                                            ------------        -----------      -----------    -----------
Total net assets..........................................  $599,770,954        $54,613,677      $21,140,490    $59,781,130
                                                            ============        ===========      ===========    ===========
Investments in shares of The Trusts, at cost..............  $876,421,747        $62,575,430      $28,498,917    $91,660,931
The Trusts shares held
 Class A..................................................    34,130,226                 --               --             --
 Class B..................................................     3,951,794          5,713,748        3,291,525      9,338,530

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Franklin       EQ/Franklin        EQ/GAMCO
                                                              Small Cap    Templeton Founding    Mergers and
                                                                Value           Strategy        Acquisitions
                                                           -------------- -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 7,589,880        $29,736,396      $11,617,872
Receivable for The Trusts shares sold.....................           --                 --               --
Receivable for policy-related transactions................       11,094             55,816            8,553
                                                            -----------        -----------      -----------
  Total assets............................................    7,600,974         29,792,212       11,626,425
                                                            -----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................       11,094             55,816            8,553
Payable for policy-related transactions...................           --                 --               --
                                                            -----------        -----------      -----------
  Total liabilities.......................................       11,094             55,816            8,553
                                                            -----------        -----------      -----------
Net Assets................................................  $ 7,589,880        $29,736,396      $11,617,872
                                                            ===========        ===========      ===========
Net Assets:
Accumulation Units........................................    7,589,115         29,735,266       11,610,919
Contracts in payout (annuitization) period................           --                 --               --
Retained by AXA Equitable in Separate Account A...........          765              1,130            6,953
                                                            -----------        -----------      -----------
Total net assets..........................................  $ 7,589,880        $29,736,396      $11,617,872
                                                            ===========        ===========      ===========
Investments in shares of The Trusts, at cost..............  $10,259,007        $45,295,430      $14,113,234
The Trusts shares held
 Class A..................................................           --                 --               --
 Class B..................................................    1,170,403          5,197,587        1,155,669



                                                               EQ/GAMCO
                                                            Small Company   EQ/International   EQ/International    EQ/JPMorgan
                                                                Value           Core PLUS           Growth          Core Bond
                                                           --------------- ------------------ ------------------ ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,579,854      $ 75,317,423        $25,879,388     $105,934,507
Receivable for The Trusts shares sold.....................        54,601                --                 --              485
Receivable for policy-related transactions................            --           106,761             32,804            1,960
                                                            ------------      ------------        -----------     ------------
  Total assets............................................   111,634,455        75,424,184         25,912,192      105,936,952
                                                            ------------      ------------        -----------     ------------
Liabilities:
Payable for The Trusts shares purchased...................            --           106,761             32,804               --
Payable for policy-related transactions...................        45,601                --                 --               --
                                                            ------------      ------------        -----------     ------------
  Total liabilities.......................................        45,601           106,761             32,804               --
                                                            ------------      ------------        -----------     ------------
Net Assets................................................  $111,588,854      $ 75,317,423        $25,879,388     $105,936,952
                                                            ============      ============        ===========     ============
Net Assets:
Accumulation Units........................................   111,588,349        75,314,276         25,877,376      105,935,115
Contracts in payout (annuitization) period................            --                --                 --               --
Retained by AXA Equitable in Separate Account A...........           505             3,147              2,012            1,837
                                                            ------------      ------------        -----------     ------------
Total net assets..........................................  $111,588,854      $ 75,317,423        $25,879,388     $105,936,952
                                                            ============      ============        ===========     ============
Investments in shares of The Trusts, at cost..............  $158,859,295      $134,891,963        $40,307,816     $122,583,187
The Trusts shares held
 Class A..................................................            --                --                 --               --
 Class B..................................................     5,320,084        11,077,768          6,168,504       11,303,084

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan       EQ/Large Cap   EQ/Large Cap
                                                            Value Opportunities     Core PLUS    Growth Index
                                                           --------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $34,216,365       $ 9,888,588    $ 85,381,729
Receivable for The Trusts shares sold.....................               --             9,317              --
Receivable for policy-related transactions................               --                --          24,084
                                                                -----------       -----------    ------------
  Total assets............................................       34,216,365         9,897,905      85,405,813
                                                                -----------       -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            5,827                --          24,084
Payable for policy-related transactions...................            9,173            32,687              --
                                                                -----------       -----------    ------------
  Total liabilities.......................................           15,000            32,687          24,084
                                                                -----------       -----------    ------------
Net Assets................................................      $34,201,365       $ 9,865,218    $ 85,381,729
                                                                ===========       ===========    ============
Net Assets:
Accumulation Units........................................       34,198,273         9,851,688      85,377,248
Contracts in payout (annuitization) period................               --                --              --
Retained by AXA Equitable in Separate Account A...........            3,092            13,530           4,481
                                                                -----------       -----------    ------------
Total net assets..........................................      $34,201,365       $ 9,865,218    $ 85,381,729
                                                                ===========       ===========    ============
Investments in shares of The Trusts, at cost..............      $63,807,001       $16,169,285    $114,091,458
The Trusts shares held
 Class A..................................................               --                --              --
 Class B..................................................        5,061,879         1,746,090      15,328,856



                                                            EQ/Large Cap   EQ/Large Cap     EQ/Large Cap       EQ/Long
                                                             Growth PLUS    Value Index      Value PLUS       Term Bond
                                                           -------------- -------------- ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $181,521,917   $ 8,765,096    $  735,686,959    $26,074,160
Receivable for The Trusts shares sold.....................        67,531            --           367,360             --
Receivable for policy-related transactions................            --        13,357                --         26,583
                                                            ------------   -----------    --------------    -----------
  Total assets............................................   181,589,448     8,778,453       736,054,319     26,100,743
                                                            ------------   -----------    --------------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            --        12,857                --         26,583
Payable for policy-related transactions...................        77,531            --           375,575             --
                                                            ------------   -----------    --------------    -----------
  Total liabilities.......................................        77,531        12,857           375,575         26,583
                                                            ------------   -----------    --------------    -----------
Net Assets................................................  $181,511,917   $ 8,765,596    $  735,678,744    $26,074,160
                                                            ============   ===========    ==============    ===========
Net Assets:
Accumulation Units........................................   181,508,065     8,765,180       732,083,968     26,070,894
Contracts in payout (annuitization) period................            --            --         3,594,262             --
Retained by AXA Equitable in Separate Account A...........         3,852           416               514          3,266
                                                            ------------   -----------    --------------    -----------
Total net assets..........................................  $181,511,917   $ 8,765,596    $  735,678,744    $26,074,160
                                                            ============   ===========    ==============    ===========
Investments in shares of The Trusts, at cost..............  $220,904,381   $18,501,929    $1,357,871,931    $25,883,342
The Trusts shares held
 Class A..................................................            --            --        81,190,337             --
 Class B..................................................    16,585,702     2,070,535        13,725,949      1,921,074

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett
                                                            Growth and Income   Large Cap Core    Mid Cap Value
                                                           ------------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........     $10,627,674        $ 9,065,965      $19,866,420
Receivable for The Trusts shares sold.....................              --            150,085               --
Receivable for policy-related transactions................          12,487                 --            9,626
                                                               -----------        -----------      -----------
  Total assets............................................      10,640,161          9,216,050       19,876,046
                                                               -----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................          12,487                 --            9,627
Payable for policy-related transactions...................              --            149,085               --
                                                               -----------        -----------      -----------
  Total liabilities.......................................          12,487            149,085            9,627
                                                               -----------        -----------      -----------
Net Assets................................................     $10,627,674        $ 9,066,965      $19,866,419
                                                               ===========        ===========      ===========
Net Assets:
Accumulation Units........................................      10,625,069          9,066,910       19,866,073
Contracts in payout (annuitization) period................              --                 --               --
Retained by AXA Equitable in Separate Account A...........           2,605                 55              346
                                                               -----------        -----------      -----------
Total net assets..........................................     $10,627,674        $ 9,066,965      $19,866,419
                                                               ===========        ===========      ===========
Investments in shares of The Trusts, at cost..............     $16,148,646        $11,619,177      $33,335,176
The Trusts shares held
 Class A..................................................              --                 --               --
 Class B..................................................       1,409,822          1,061,905        2,935,476



                                                              EQ/Marsico      EQ/Mid Cap      EQ/Mid Cap       EQ/Money
                                                                Focus           Index         Value PLUS        Market
                                                           --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $271,550,009    $192,204,261    $244,407,864    $195,659,522
Receivable for The Trusts shares sold.....................            --              --         105,639       1,957,214
Receivable for policy-related transactions................       169,865         100,734              --              --
                                                            ------------    ------------    ------------    ------------
  Total assets............................................   271,719,874     192,304,995     244,513,503     197,616,736
                                                            ------------    ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       141,986          97,234              --              --
Payable for policy-related transactions...................            --              --         105,639       1,953,645
                                                            ------------    ------------    ------------    ------------
  Total liabilities.......................................       141,986          97,234         105,639       1,953,645
                                                            ------------    ------------    ------------    ------------
Net Assets................................................  $271,577,888    $192,207,761    $244,407,864    $195,663,091
                                                            ============    ============    ============    ============
Net Assets:
Accumulation Units........................................   271,575,864     192,207,303     244,403,617     194,778,359
Contracts in payout (annuitization) period................            --              --              --         880,431
Retained by AXA Equitable in Separate Account A...........         2,024             458           4,247           4,301
                                                            ------------    ------------    ------------    ------------
Total net assets..........................................  $271,577,888    $192,207,761    $244,407,864    $195,663,091
                                                            ============    ============    ============    ============
Investments in shares of The Trusts, at cost..............  $420,908,649    $379,958,986    $488,836,320    $195,844,580
The Trusts shares held
 Class A..................................................            --              --              --     140,309,009
 Class B..................................................    26,486,205      39,004,220      40,069,039      55,339,451

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Montag &       EQ/Mutual    EQ/Oppenheimer
                                                            Caldwell Growth      Shares          Global
                                                           ----------------- -------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $19,750,705     $23,076,976      $10,888,194
Receivable for The Trusts shares sold.....................             --              --               --
Receivable for policy-related transactions................         40,863          17,437           15,335
                                                              -----------     -----------      -----------
  Total assets............................................     19,791,568      23,094,413       10,903,529
                                                              -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased...................         40,863          17,437           14,335
Payable for policy-related transactions...................             --              --               --
                                                              -----------     -----------      -----------
  Total liabilities.......................................         40,863          17,437           14,335
                                                              -----------     -----------      -----------
Net Assets................................................    $19,750,705     $23,076,976      $10,889,194
                                                              ===========     ===========      ===========
Net Assets:
Accumulation Units........................................     19,750,057      23,076,681       10,889,177
Contracts in payout (annuitization) period................             --              --               --
Retained by AXA Equitable in Separate Account A...........            648             295               17
                                                              -----------     -----------      -----------
Total net assets..........................................    $19,750,705     $23,076,976      $10,889,194
                                                              ===========     ===========      ===========
Investments in shares of The Trusts, at cost..............    $25,766,006     $36,921,523      $16,705,140
The Trusts shares held
 Class A..................................................             --              --               --
 Class B..................................................      4,489,038       3,598,253        1,629,675



                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             Main Street      Main Street       EQ/PIMCO       EQ/Quality
                                                             Opportunity       Small Cap      Real Return      Bond PLUS
                                                           --------------- ---------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........    $1,554,218      $ 7,124,119    $100,326,821    $124,845,753
Receivable for The Trusts shares sold.....................        23,591               --              --         160,889
Receivable for policy-related transactions................            --           21,829          68,544              --
                                                              ----------      -----------    ------------    ------------
  Total assets............................................     1,577,809        7,145,948     100,395,365     125,006,642
                                                              ----------      -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --           21,829          68,544              --
Payable for policy-related transactions...................        23,591               --              --         210,139
                                                              ----------      -----------    ------------    ------------
  Total liabilities.......................................        23,591           21,829          68,544         210,139
                                                              ----------      -----------    ------------    ------------
Net Assets................................................    $1,554,218      $ 7,124,119    $100,326,821    $124,796,503
                                                              ==========      ===========    ============    ============
Net Assets:
Accumulation Units........................................     1,553,947        7,123,819     100,323,792     124,001,150
Contracts in payout (annuitization) period................            --               --              --         793,794
Retained by AXA Equitable in Separate Account A...........           271              300           3,029           1,559
                                                              ----------      -----------    ------------    ------------
Total net assets..........................................    $1,554,218      $ 7,124,119    $100,326,821    $124,796,503
                                                              ==========      ===========    ============    ============
Investments in shares of The Trusts, at cost..............    $2,146,504      $10,849,796    $114,677,651    $142,885,431
The Trusts shares held
 Class A..................................................            --               --              --      11,374,234
 Class B..................................................       241,165        1,099,431      10,805,716       2,901,392

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........   $12,528,996    $110,189,668       $52,446,816
Receivable for The Trusts shares sold.....................         4,344              --                --
Receivable for policy-related transactions................            --          34,932            27,624
                                                             -----------    ------------       -----------
  Total assets............................................    12,533,340     110,224,600        52,474,440
                                                             -----------    ------------       -----------
Liabilities:
Payable for The Trusts shares purchased...................            --          34,932            27,624
Payable for policy-related transactions...................         4,344              --                --
                                                             -----------    ------------       -----------
  Total liabilities.......................................         4,344          34,932            27,624
                                                             -----------    ------------       -----------
Net Assets................................................   $12,528,996    $110,189,668       $52,446,816
                                                             ===========    ============       ===========
Net Assets:
Accumulation Units........................................    12,526,582     110,178,922        52,445,946
Contracts in payout (annuitization) period................            --              --                --
Retained by AXA Equitable in Separate Account A...........         2,414          10,746               870
                                                             -----------    ------------       -----------
Total net assets..........................................   $12,528,996    $110,189,668       $52,446,816
                                                             ===========    ============       ===========
Investments in shares of The Trusts, at cost..............   $13,566,742    $186,131,283       $84,286,541
The Trusts shares held
 Class A..................................................            --              --                --
 Class B..................................................     1,345,715      16,280,702         4,232,709



                                                                                                            EQ/Van Kampen
                                                            EQ/Templeton   EQ/UBS Growth   EQ/Van Kampen   Emerging Markets
                                                               Growth        and Income       Comstock          Equity
                                                           -------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $18,452,933     $15,015,414     $14,149,918      $253,164,513
Receivable for The Trusts shares sold.....................           --          34,010              --                --
Receivable for policy-related transactions................       26,791              --           7,183           295,214
                                                            -----------     -----------     -----------      ------------
  Total assets............................................   18,479,724      15,049,424      14,157,101       253,459,727
                                                            -----------     -----------     -----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................       26,791              --           4,283           236,892
Payable for policy-related transactions...................           --          33,010              --                --
                                                            -----------     -----------     -----------      ------------
  Total liabilities.......................................       26,791          33,010           4,283           236,892
                                                            -----------     -----------     -----------      ------------
Net Assets................................................  $18,452,933     $15,016,414     $14,152,818      $253,222,835
                                                            ===========     ===========     ===========      ============
Net Assets:
Accumulation Units........................................   18,449,996      15,016,314      14,152,730       253,220,333
Contracts in payout (annuitization) period................           --              --              --                --
Retained by AXA Equitable in Separate Account A...........        2,937             100              88             2,502
                                                            -----------     -----------     -----------      ------------
Total net assets..........................................  $18,452,933     $15,016,414     $14,152,818      $253,222,835
                                                            ===========     ===========     ===========      ============
Investments in shares of The Trusts, at cost..............  $29,624,930     $23,990,956     $21,975,804      $550,263,459
The Trusts shares held
 Class A..................................................           --              --              --                --
 Class B..................................................    2,918,850       3,724,319       2,137,687        33,225,214

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Van Kampen   EQ/Van Kampen      Multimanager
                                                            Mid Cap Growth    Real Estate    Aggressive Equity
                                                           ---------------- --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........    $32,051,020    $ 80,389,360       $413,808,504
Receivable for The Trusts shares sold.....................            822         103,232            559,794
Receivable for policy-related transactions................             --              --                 --
                                                              -----------    ------------       ------------
  Total assets............................................     32,051,842      80,492,592        414,368,298
                                                              -----------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased...................             --              --                 --
Payable for policy-related transactions...................            822         103,232            655,762
                                                              -----------    ------------       ------------
  Total liabilities.......................................            822         103,232            655,762
                                                              -----------    ------------       ------------
Net Assets................................................    $32,051,020    $ 80,389,360       $413,712,536
                                                              ===========    ============       ============
Net Assets:
Accumulation Units........................................     32,050,244      80,374,045        412,865,821
Contracts in payout (annuitization) period................             --              --            839,717
Retained by AXA Equitable in Separate Account A...........            776          15,315              6,998
                                                              -----------    ------------       ------------
Total net assets..........................................    $32,051,020    $ 80,389,360       $413,712,536
                                                              ===========    ============       ============
Investments in shares of The Trusts, at cost..............    $53,039,790    $143,985,949       $755,810,830
The Trusts shares held
 Class A..................................................             --              --         23,941,634
 Class B..................................................      3,875,220      16,702,966            363,350



                                                            Multimanager   Multimanager   Multimanager       Multimanager
                                                              Core Bond     Health Care    High Yield    International Equity
                                                           -------------- -------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........  $71,749,186    $38,082,483    $115,459,229       $ 60,756,575
Receivable for The Trusts shares sold.....................           --             --         188,476                 --
Receivable for policy-related transactions................        5,197         19,730              --             14,920
                                                            -----------    -----------    ------------       ------------
  Total assets............................................   71,754,383     38,102,213     115,647,705         60,771,495
                                                            -----------    -----------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased...................        5,197         19,730              --             14,920
Payable for policy-related transactions...................           --             --         215,611                 --
                                                            -----------    -----------    ------------       ------------
  Total liabilities.......................................        5,197         19,730         215,611             14,920
                                                            -----------    -----------    ------------       ------------
Net Assets................................................  $71,749,186    $38,082,483    $115,432,094       $ 60,756,575
                                                            ===========    ===========    ============       ============
Net Assets:
Accumulation Units........................................   71,736,958     38,069,992     114,961,884         60,754,098
Contracts in payout (annuitization) period................           --             --         468,577                 --
Retained by AXA Equitable in Separate Account A...........       12,228         12,491           1,633              2,477
                                                            -----------    -----------    ------------       ------------
Total net assets..........................................  $71,749,186    $38,082,483    $115,432,094       $ 60,756,575
                                                            ===========    ===========    ============       ============
Investments in shares of The Trusts, at cost..............  $74,082,411    $50,628,163    $172,446,935       $108,553,139
The Trusts shares held
 Class A..................................................       24,320         13,735      25,017,648             12,867
 Class B..................................................    7,240,257      4,792,540       7,391,694          7,323,745

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager  Multimanager   Multimanager
                                                             Large Cap      Large Cap      Large Cap
                                                            Core Equity      Growth          Value
                                                           ------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $12,198,543   $22,692,321    $47,933,654
Receivable for The Trusts shares sold.....................        7,217        26,695         28,852
Receivable for policy-related transactions................           --            --             --
                                                            -----------   -----------    -----------
  Total assets............................................   12,205,760    22,719,016     47,962,506
                                                            -----------   -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................           --            --             --
Payable for policy-related transactions...................        7,217        26,695         28,852
                                                            -----------   -----------    -----------
  Total liabilities.......................................        7,217        26,695         28,852
                                                            -----------   -----------    -----------
Net Assets................................................  $12,198,543   $22,692,321    $47,933,654
                                                            ===========   ===========    ===========
Net Assets:
Accumulation Units........................................   12,191,790    22,690,126     47,931,068
Contracts in payout (annuitization) period................           --            --             --
Retained by AXA Equitable in Separate Account A...........        6,753         2,195          2,586
                                                            -----------   -----------    -----------
Total net assets..........................................  $12,198,543   $22,692,321    $47,933,654
                                                            ===========   ===========    ===========
Investments in shares of The Trusts, at cost..............  $19,816,956   $40,070,276    $77,490,732
The Trusts shares held
 Class A..................................................          805         4,756         34,749
 Class B..................................................    1,745,418     4,292,767      6,607,757



                                                            Multimanager   Multimanager   Multimanager   Multimanager
                                                               Mid Cap        Mid Cap       Small Cap      Small Cap
                                                               Growth          Value         Growth          Value
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $46,116,330    $41,918,854    $32,366,098    $ 97,824,870
Receivable for The Trusts shares sold.....................           --             --             --              --
Receivable for policy-related transactions................        3,479         19,616        291,293          10,507
                                                            -----------    -----------    -----------    ------------
  Total assets............................................   46,119,809     41,938,470     32,657,391      97,835,377
                                                            -----------    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................        3,479         19,616        434,971          10,507
Payable for policy-related transactions...................           --             --             --              --
                                                            -----------    -----------    -----------    ------------
  Total liabilities.......................................        3,479         19,616        434,971          10,507
                                                            -----------    -----------    -----------    ------------
Net Assets................................................  $46,116,330    $41,918,854    $32,222,420    $ 97,824,870
                                                            ===========    ===========    ===========    ============
Net Assets:
Accumulation Units........................................   46,111,598     41,914,688     32,214,822      97,813,916
Contracts in payout (annuitization) period................           --             --             --              --
Retained by AXA Equitable in Separate Account A...........        4,732          4,166          7,598          10,954
                                                            -----------    -----------    -----------    ------------
Total net assets..........................................  $46,116,330    $41,918,854    $32,222,420    $ 97,824,870
                                                            ===========    ===========    ===========    ============
Investments in shares of The Trusts, at cost..............  $81,500,008    $69,279,668    $56,098,277    $180,341,568
The Trusts shares held
 Class A..................................................           --         13,819             --              --
 Class B..................................................    9,229,274      7,389,479      6,296,681      14,114,680

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             Multimanager   Target 2015
                                                              Technology     Allocation
                                                           --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 64,726,599    $10,141,774
Receivable for The Trusts shares sold.....................            --             --
Receivable for policy-related transactions................        12,828        106,966
                                                            ------------    -----------
  Total assets............................................    64,739,427     10,248,740
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased...................        12,828        106,966
Payable for policy-related transactions...................            --             --
                                                            ------------    -----------
  Total liabilities.......................................        12,828        106,966
                                                            ------------    -----------
Net Assets................................................  $ 64,726,599    $10,141,774
                                                            ============    ===========
Net Assets:
Accumulation Units........................................    64,710,400     10,137,456
Contracts in payout (annuitization) period................            --             --
Retained by AXA Equitable in Separate Account A...........        16,199          4,318
                                                            ------------    -----------
Total net assets..........................................  $ 64,726,599    $10,141,774
                                                            ============    ===========
Investments in shares of The Trusts, at cost..............  $105,460,456    $13,676,733
The Trusts shares held
 Class A..................................................        20,231             --
 Class B..................................................     9,403,390      1,414,136



                                                            Target 2025   Target 2035   Target 2045
                                                             Allocation    Allocation    Allocation
                                                           ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $10,693,987   $ 6,994,816   $4,692,005
Receivable for The Trusts shares sold.....................           --            --           --
Receivable for policy-related transactions................       41,324        24,484       13,315
                                                            -----------   -----------   ----------
  Total assets............................................   10,735,311     7,019,300    4,705,320
                                                            -----------   -----------   ----------
Liabilities:
Payable for The Trusts shares purchased...................       41,024        24,484       13,315
Payable for policy-related transactions...................           --            --           --
                                                            -----------   -----------   ----------
  Total liabilities.......................................       41,024        24,484       13,315
                                                            -----------   -----------   ----------
Net Assets................................................  $10,694,287   $ 6,994,816   $4,692,005
                                                            ===========   ===========   ==========
Net Assets:
Accumulation Units........................................   10,694,253     6,991,940    4,691,894
Contracts in payout (annuitization) period................           --            --           --
Retained by AXA Equitable in Separate Account A...........           34         2,876          111
                                                            -----------   -----------   ----------
Total net assets..........................................  $10,694,287   $ 6,994,816   $4,692,005
                                                            ===========   ===========   ==========
Investments in shares of The Trusts, at cost..............  $15,325,255   $10,311,955   $7,078,213
The Trusts shares held
 Class A..................................................           --            --           --
 Class B..................................................    1,569,891     1,060,565      756,688

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                          (Continued)



                                           Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
AXA Aggressive Allocation...............   0.50%     B              $  98.08                   1
AXA Aggressive Allocation...............   0.70%     B              $  97.05                   2
AXA Aggressive Allocation...............   0.90%     B              $  96.03                  19
AXA Aggressive Allocation...............   0.95%     B              $  95.77                 143
AXA Aggressive Allocation...............   1.10%     B              $  95.01                  20
AXA Aggressive Allocation...............   1.20%     B              $  94.51                 183
AXA Aggressive Allocation...............   1.25%     B              $  58.31                  11
AXA Aggressive Allocation...............   1.30%     B              $  65.75                  27
AXA Aggressive Allocation...............   1.34%     B              $  93.81               1,158
AXA Aggressive Allocation...............   1.35%     B              $  93.76                   8
AXA Aggressive Allocation...............   1.45%     B              $  93.26                   1
AXA Conservative Allocation.............   0.50%     B              $ 108.60                  --
AXA Conservative Allocation.............   0.70%     B              $ 107.45                  --
AXA Conservative Allocation.............   0.90%     B              $ 106.32                   3
AXA Conservative Allocation.............   0.95%     B              $ 106.04                  60
AXA Conservative Allocation.............   1.10%     B              $ 105.20                   4
AXA Conservative Allocation.............   1.20%     B              $ 104.64                 129
AXA Conservative Allocation.............   1.25%     B              $  90.35                  21
AXA Conservative Allocation.............   1.30%     B              $  93.11                  13
AXA Conservative Allocation.............   1.34%     B              $ 103.87                 309
AXA Conservative Allocation.............   1.35%     B              $ 103.81                  --
AXA Conservative Allocation.............   1.45%     B              $ 103.26                  --
AXA Conservative-Plus Allocation........   0.50%     B              $ 104.67                  --
AXA Conservative-Plus Allocation........   0.70%     B              $ 103.57                   1
AXA Conservative-Plus Allocation........   0.90%     B              $ 102.48                  10
AXA Conservative-Plus Allocation........   0.95%     B              $ 102.21                  67
AXA Conservative-Plus Allocation........   1.10%     B              $ 101.40                   4
AXA Conservative-Plus Allocation........   1.20%     B              $ 100.86                 141
AXA Conservative-Plus Allocation........   1.25%     B              $  80.26                  13
AXA Conservative-Plus Allocation........   1.30%     B              $  84.72                  22
AXA Conservative-Plus Allocation........   1.34%     B              $ 100.11                 540
AXA Conservative-Plus Allocation........   1.35%     B              $ 100.06                   2
AXA Conservative-Plus Allocation........   1.45%     B              $  99.53                  --
AXA Moderate Allocation.................   0.50%     A              $  82.34                  --
AXA Moderate Allocation.................   0.70%     A              $ 133.37                   3
AXA Moderate Allocation.................   0.90%     A              $ 159.75                  64
AXA Moderate Allocation.................   1.20%     A              $ 142.17                  54
AXA Moderate Allocation.................   1.34%     A              $  49.96              17,357
AXA Moderate Allocation.................   1.35%     A              $ 167.56               1,472
AXA Moderate Allocation.................   1.35%     A              $ 168.62                  60
AXA Moderate Allocation.................   1.45%     A              $ 107.73                   4
AXA Moderate Allocation.................   0.50%     B              $  95.76                   2
AXA Moderate Allocation.................   0.70%     B              $ 103.23                  12
AXA Moderate Allocation.................   0.90%     B              $ 100.17                  17
AXA Moderate Allocation.................   0.90%     B              $ 112.73                  15
AXA Moderate Allocation.................   0.95%     B              $ 100.83                 305
AXA Moderate Allocation.................   1.10%     B              $  99.41                  27
AXA Moderate Allocation.................   1.20%     B              $ 107.76                 794
AXA Moderate Allocation.................   1.25%     B              $  74.12                  51
AXA Moderate Allocation.................   1.30%     B              $  80.49                 115
AXA Moderate-Plus Allocation............   0.50%     B              $ 104.47                   3
AXA Moderate-Plus Allocation............   0.70%     B              $ 103.37                   2
AXA Moderate-Plus Allocation............   0.90%     B              $ 102.29                  59
AXA Moderate-Plus Allocation............   0.95%     B              $ 102.01                 436

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  Contract
                                                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                                                  --------- ------------- ------------ -------------------------
AXA Moderate-Plus Allocation...................................   1.10%     B               $ 101.21                49
AXA Moderate-Plus Allocation...................................   1.20%     B               $ 100.67               554
AXA Moderate-Plus Allocation...................................   1.25%     B               $  66.61                44
AXA Moderate-Plus Allocation...................................   1.30%     B               $  73.32               153
AXA Moderate-Plus Allocation...................................   1.34%     B               $  99.92             3,252
AXA Moderate-Plus Allocation...................................   1.35%     B               $  99.87                12
AXA Moderate-Plus Allocation...................................   1.45%     B               $  99.34                 1
Crossings Aggressive Allocation................................   1.10%     B               $  68.23                 7
Crossings Aggressive Allocation................................   1.25%     B               $  68.14                --
Crossings Conservative Allocation..............................   1.10%     B               $  92.96                 1
Crossings Conservative Allocation..............................   1.25%     B               $  92.83                --
Crossings Conservative-Plus Allocation.........................   1.10%     B               $  85.02                 1
Crossings Conservative-Plus Allocation.........................   1.25%     B               $  84.90                --
Crossings Moderate Allocation..................................   1.10%     B               $  81.01                --
Crossings Moderate Allocation..................................   1.25%     B               $  80.90                 1
Crossings Moderate-Plus Allocation.............................   1.10%     B               $  75.14                --
Crossings Moderate-Plus Allocation.............................   1.25%     B               $  75.04                10
EQ/AllianceBernstein Common Stock..............................   0.50%     A               $  60.28                 1
EQ/AllianceBernstein Common Stock..............................   0.70%     A               $  91.86                13
EQ/AllianceBernstein Common Stock..............................   0.74%     A               $ 290.41                87
EQ/AllianceBernstein Common Stock..............................   0.74%     A               $ 314.57                31
EQ/AllianceBernstein Common Stock..............................   0.90%     A               $ 130.18                57
EQ/AllianceBernstein Common Stock..............................   1.20%     A               $ 107.37                29
EQ/AllianceBernstein Common Stock..............................   1.35%     A               $ 165.26             1,933
EQ/AllianceBernstein Common Stock..............................   1.35%     A               $ 172.68                79
EQ/AllianceBernstein Common Stock..............................   1.45%     A               $  66.55                24
EQ/AllianceBernstein Common Stock..............................   1.49%     A               $ 213.98             6,150
EQ/AllianceBernstein Common Stock..............................   0.50%     B               $  58.78                --
EQ/AllianceBernstein Common Stock..............................   0.70%     B               $  60.99                 3
EQ/AllianceBernstein Common Stock..............................   0.90%     B               $  62.69                25
EQ/AllianceBernstein Common Stock..............................   0.90%     B               $  70.15                 8
EQ/AllianceBernstein Common Stock..............................   0.95%     B               $  59.57               358
EQ/AllianceBernstein Common Stock..............................   1.10%     B               $  58.73                 3
EQ/AllianceBernstein Common Stock..............................   1.20%     B               $  66.57               858
EQ/AllianceBernstein Common Stock..............................   1.25%     B               $  52.75                 8
EQ/AllianceBernstein Common Stock..............................   1.30%     B               $  58.92                23
EQ/AllianceBernstein Intermediate Government Securities........   0.50%     A               $ 110.63                --
EQ/AllianceBernstein Intermediate Government Securities........   0.70%     A               $ 158.17                --
EQ/AllianceBernstein Intermediate Government Securities........   0.74%     A               $  88.73                31
EQ/AllianceBernstein Intermediate Government Securities........   0.90%     A               $ 170.15                 4
EQ/AllianceBernstein Intermediate Government Securities........   1.20%     A               $ 156.16                 1
EQ/AllianceBernstein Intermediate Government Securities........   1.34%     A               $ 173.78               484
EQ/AllianceBernstein Intermediate Government Securities........   1.35%     A               $ 167.46                10
EQ/AllianceBernstein Intermediate Government Securities........   1.45%     A               $ 140.38                 1
EQ/AllianceBernstein Intermediate Government Securities........   0.50%     B               $ 140.40                --
EQ/AllianceBernstein Intermediate Government Securities........   0.70%     B               $ 144.80                --
EQ/AllianceBernstein Intermediate Government Securities........   0.90%     B               $ 144.81                 2
EQ/AllianceBernstein Intermediate Government Securities........   0.95%     B               $ 141.43                95
EQ/AllianceBernstein Intermediate Government Securities........   1.10%     B               $ 139.44                 2
EQ/AllianceBernstein Intermediate Government Securities........   1.20%     B               $ 140.41               110

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  Contract
                                                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                                                  --------- ------------- ------------ -------------------------
EQ/AllianceBernstein Intermediate Government Securities........   1.25%     B               $ 107.58                 7
EQ/AllianceBernstein Intermediate Government Securities........   1.30%     B               $ 108.13                 4
EQ/AllianceBernstein International.............................   0.50%     A               $  58.05                 1
EQ/AllianceBernstein International.............................   0.70%     A               $  91.40                 5
EQ/AllianceBernstein International.............................   0.90%     A               $  98.14                35
EQ/AllianceBernstein International.............................   1.20%     A               $  86.55                24
EQ/AllianceBernstein International.............................   1.34%     A               $  96.32             3,827
EQ/AllianceBernstein International.............................   1.35%     A               $  96.19                66
EQ/AllianceBernstein International.............................   1.45%     A               $  75.25                 4
EQ/AllianceBernstein International.............................   0.50%     B               $  76.51                 1
EQ/AllianceBernstein International.............................   0.70%     B               $  79.00                --
EQ/AllianceBernstein International.............................   0.90%     B               $  80.34                10
EQ/AllianceBernstein International.............................   0.95%     B               $  77.16               253
EQ/AllianceBernstein International.............................   1.10%     B               $  76.08                 5
EQ/AllianceBernstein International.............................   1.20%     B               $  75.18               436
EQ/AllianceBernstein International.............................   1.25%     B               $  46.90                20
EQ/AllianceBernstein International.............................   1.30%     B               $  56.75                19
EQ/AllianceBernstein Small Cap Growth..........................   0.50%     A               $  66.73                --
EQ/AllianceBernstein Small Cap Growth..........................   0.70%     A               $  98.47                 2
EQ/AllianceBernstein Small Cap Growth..........................   0.90%     A               $ 123.85                10
EQ/AllianceBernstein Small Cap Growth..........................   1.20%     A               $ 119.54                 7
EQ/AllianceBernstein Small Cap Growth..........................   1.34%     A               $ 117.58             1,411
EQ/AllianceBernstein Small Cap Growth..........................   1.35%     A               $ 117.44                12
EQ/AllianceBernstein Small Cap Growth..........................   1.45%     A               $  85.25                 2
EQ/AllianceBernstein Small Cap Growth..........................   0.50%     B               $  64.30                --
EQ/AllianceBernstein Small Cap Growth..........................   0.70%     B               $ 106.58                --
EQ/AllianceBernstein Small Cap Growth..........................   0.90%     B               $  88.24                 4
EQ/AllianceBernstein Small Cap Growth..........................   0.95%     B               $ 104.09               112
EQ/AllianceBernstein Small Cap Growth..........................   1.10%     B               $ 102.63                 1
EQ/AllianceBernstein Small Cap Growth..........................   1.20%     B               $  85.28               191
EQ/AllianceBernstein Small Cap Growth..........................   1.25%     B               $  54.25                 4
EQ/AllianceBernstein Small Cap Growth..........................   1.30%     B               $  65.23                 6
EQ/Ariel Appreciation II.......................................   0.50%     B               $  69.12                --
EQ/Ariel Appreciation II.......................................   0.70%     B               $  68.67                --
EQ/Ariel Appreciation II.......................................   0.90%     B               $  68.22                --
EQ/Ariel Appreciation II.......................................   0.95%     B               $  68.11                 4
EQ/Ariel Appreciation II.......................................   1.10%     B               $  67.78                --
EQ/Ariel Appreciation II.......................................   1.20%     B               $  67.55                 9
EQ/Ariel Appreciation II.......................................   1.25%     B               $  53.66                --
EQ/Ariel Appreciation II.......................................   1.30%     B               $  61.22                --
EQ/Ariel Appreciation II.......................................   1.34%     B               $  67.25                14
EQ/Ariel Appreciation II.......................................   1.35%     B               $  67.22                --
EQ/Ariel Appreciation II.......................................   1.45%     B               $  67.00                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.50%     B               $ 107.00                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.70%     B               $ 104.49                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.90%     B               $ 104.76                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   0.95%     B               $ 104.49                12
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.10%     B               $  96.35                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.20%     B               $ 103.11                13
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.25%     B               $  93.38                --
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.30%     B               $  93.96                 1
EQ/AXA Rosenberg Value Long/Short Equity.......................   1.34%     B               $ 102.34                52

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/AXA Rosenberg Value Long/Short Equity......   1.35%     B               $ 102.29                --
EQ/AXA Rosenberg Value Long/Short Equity......   1.45%     B               $ 101.75                --
EQ/BlackRock Basic Value Equity...............   0.50%     B               $  99.88                --
EQ/BlackRock Basic Value Equity...............   0.70%     B               $ 124.97                 1
EQ/BlackRock Basic Value Equity...............   0.90%     B               $ 119.54                 4
EQ/BlackRock Basic Value Equity...............   0.90%     B               $ 122.36                12
EQ/BlackRock Basic Value Equity...............   0.95%     B               $ 101.69               144
EQ/BlackRock Basic Value Equity...............   1.10%     B               $ 119.80                 3
EQ/BlackRock Basic Value Equity...............   1.20%     B               $ 117.63               237
EQ/BlackRock Basic Value Equity...............   1.20%     B               $ 118.53                 8
EQ/BlackRock Basic Value Equity...............   1.25%     B               $  57.45                17
EQ/BlackRock Basic Value Equity...............   1.30%     B               $  65.19                 6
EQ/BlackRock Basic Value Equity...............   1.34%     B               $ 151.23             1,236
EQ/BlackRock Basic Value Equity...............   1.35%     B               $ 116.66                 8
EQ/BlackRock Basic Value Equity...............   1.45%     B               $ 114.56                 2
EQ/BlackRock International Value..............   0.50%     B               $  82.67                --
EQ/BlackRock International Value..............   0.70%     B               $ 100.84                15
EQ/BlackRock International Value..............   0.90%     B               $  98.96                21
EQ/BlackRock International Value..............   0.95%     B               $  98.49               157
EQ/BlackRock International Value..............   1.10%     B               $  97.11                 3
EQ/BlackRock International Value..............   1.20%     B               $  96.19               198
EQ/BlackRock International Value..............   1.25%     B               $  55.41                 7
EQ/BlackRock International Value..............   1.30%     B               $  64.08                 7
EQ/BlackRock International Value..............   1.34%     B               $  94.92             1,585
EQ/BlackRock International Value..............   1.35%     B               $  94.83                10
EQ/BlackRock International Value..............   1.45%     B               $ 102.85                 1
EQ/Boston Advisors Equity Income..............   0.50%     B               $  90.78                --
EQ/Boston Advisors Equity Income..............   0.70%     B               $  90.01                --
EQ/Boston Advisors Equity Income..............   0.90%     B               $  89.25                 3
EQ/Boston Advisors Equity Income..............   0.95%     B               $  89.06                43
EQ/Boston Advisors Equity Income..............   1.10%     B               $  88.49                 2
EQ/Boston Advisors Equity Income..............   1.20%     B               $  88.11                68
EQ/Boston Advisors Equity Income..............   1.25%     B               $  63.29                 4
EQ/Boston Advisors Equity Income..............   1.30%     B               $  71.49                 8
EQ/Boston Advisors Equity Income..............   1.34%     B               $  87.59               358
EQ/Boston Advisors Equity Income..............   1.35%     B               $  87.55                 1
EQ/Boston Advisors Equity Income..............   1.45%     B               $  87.18                --
EQ/Calvert Socially Responsible...............   0.50%     B               $  51.72                --
EQ/Calvert Socially Responsible...............   0.70%     B               $  57.45                 1
EQ/Calvert Socially Responsible...............   0.90%     B               $  56.37                 4
EQ/Calvert Socially Responsible...............   0.95%     B               $  71.93                 5
EQ/Calvert Socially Responsible...............   1.10%     B               $  55.31                --
EQ/Calvert Socially Responsible...............   1.20%     B               $  54.79                12
EQ/Calvert Socially Responsible...............   1.25%     B               $  54.97                --
EQ/Calvert Socially Responsible...............   1.30%     B               $  60.60                --
EQ/Calvert Socially Responsible...............   1.34%     B               $  54.07               213
EQ/Calvert Socially Responsible...............   1.35%     B               $  54.01                --
EQ/Calvert Socially Responsible...............   1.45%     B               $  69.34                --
EQ/Capital Guardian Growth....................   0.50%     B               $  43.13                --
EQ/Capital Guardian Growth....................   0.70%     B               $  48.98                --
EQ/Capital Guardian Growth....................   0.90%     B               $  48.06                 3

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                             charges   Share Class   Unit Value   Units Outstanding (000s)
                                            --------- ------------- ------------ -------------------------
EQ/Capital Guardian Growth...............   0.95%     B              $  47.84                 20
EQ/Capital Guardian Growth...............   1.10%     B              $  47.16                  1
EQ/Capital Guardian Growth...............   1.20%     B              $  46.72                 41
EQ/Capital Guardian Growth...............   1.25%     B              $  57.14                 --
EQ/Capital Guardian Growth...............   1.30%     B              $  62.28                  1
EQ/Capital Guardian Growth...............   1.34%     B              $  46.10                194
EQ/Capital Guardian Growth...............   1.35%     B              $  46.06                 --
EQ/Capital Guardian Growth...............   1.45%     B              $  61.34                 --
EQ/Capital Guardian Research.............   0.50%     B              $  76.16                 --
EQ/Capital Guardian Research.............   0.70%     B              $  83.50                  1
EQ/Capital Guardian Research.............   0.90%     B              $  81.94                 22
EQ/Capital Guardian Research.............   0.95%     B              $  81.55                 85
EQ/Capital Guardian Research.............   1.10%     B              $  80.40                 --
EQ/Capital Guardian Research.............   1.20%     B              $  79.64                316
EQ/Capital Guardian Research.............   1.25%     B              $  55.97                 14
EQ/Capital Guardian Research.............   1.30%     B              $  61.16                  1
EQ/Capital Guardian Research.............   1.34%     B              $  78.59              1,258
EQ/Capital Guardian Research.............   1.35%     B              $  78.52                  6
EQ/Capital Guardian Research.............   1.45%     B              $  77.77                  3
EQ/Caywood Scholl High Yield Bond........   0.50%     B              $  92.50                 --
EQ/Caywood Scholl High Yield Bond........   0.70%     B              $  91.81                 --
EQ/Caywood Scholl High Yield Bond........   0.90%     B              $  91.14                  2
EQ/Caywood Scholl High Yield Bond........   0.95%     B              $  90.97                 40
EQ/Caywood-Scholl High Yield Bond........   1.10%     B              $  90.47                  2
EQ/Caywood Scholl High Yield Bond........   1.20%     B              $  90.13                 38
EQ/Caywood Scholl High Yield Bond........   1.25%     B              $  79.93                  1
EQ/Caywood Scholl High Yield Bond........   1.30%     B              $  82.88                  1
EQ/Caywood Scholl High Yield Bond........   1.34%     B              $  89.66                163
EQ/Caywood Scholl High Yield Bond........   1.35%     B              $  89.63                 --
EQ/Caywood Scholl High Yield Bond........   1.45%     B              $  89.30                 --
EQ/Davis New York Venture................   0.50%     B              $  58.95                 --
EQ/Davis New York Venture................   0.70%     B              $  58.75                 --
EQ/Davis New York Venture................   0.90%     B              $  58.56                  3
EQ/Davis New York Venture................   0.90%     B              $  67.28                  1
EQ/Davis New York Venture................   0.95%     B              $  58.51                 26
EQ/Davis New York Venture................   1.10%     B              $  63.74                  3
EQ/Davis New York Venture................   1.20%     B              $  58.27                 19
EQ/Davis New York Venture................   1.25%     B              $  57.59                  3
EQ/Davis New York Venture................   1.30%     B              $  58.25                  2
EQ/Davis New York Venture................   1.34%     B              $  58.14                123
EQ/Davis New York Venture................   1.34%     B              $  66.59                  4
EQ/Davis New York Venture................   1.35%     B              $  66.57                  3
EQ/Davis New York Venture................   1.45%     B              $  58.03                 --
EQ/Equity 500 Index......................   0.50%     A              $  67.56                 --
EQ/Equity 500 Index......................   0.70%     A              $ 103.38                  8
EQ/Equity 500 Index......................   0.90%     A              $ 146.69                 27
EQ/Equity 500 Index......................   1.20%     A              $ 121.23                 35
EQ/Equity 500 Index......................   1.34%     A              $ 199.82              2,594
EQ/Equity 500 Index......................   1.35%     A              $ 199.52                 34
EQ/Equity 500 Index......................   1.45%     A              $  75.54                  9
EQ/Equity 500 Index......................   0.50%     B              $  67.29                 --
EQ/Equity 500 Index......................   0.70%     B              $  68.30                 14

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                          Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/Equity 500 Index....................   0.90%     B              $  79.31                11
EQ/Equity 500 Index....................   0.95%     B              $  66.71               198
EQ/Equity 500 Index....................   1.10%     B              $  65.78                 4
EQ/Equity 500 Index....................   1.20%     B              $  75.56               588
EQ/Equity 500 Index....................   1.25%     B              $  58.82                27
EQ/Equity 500 Index....................   1.30%     B              $  66.04                10
EQ/Evergreen International Bond........   0.50%     B              $ 115.84                --
EQ/Evergreen International Bond........   0.70%     B              $ 115.09                 2
EQ/Evergreen International Bond........   0.90%     B              $ 114.34                 5
EQ/Evergreen International Bond........   0.95%     B              $ 114.15                74
EQ/Evergreen International Bond........   1.10%     B              $ 113.59                 5
EQ/Evergreen International Bond........   1.20%     B              $ 113.22                73
EQ/Evergreen International Bond........   1.25%     B              $ 113.71                 7
EQ/Evergreen International Bond........   1.30%     B              $ 115.42                 3
EQ/Evergreen International Bond........   1.34%     B              $ 112.70               314
EQ/Evergreen International Bond........   1.35%     B              $ 112.67                --
EQ/Evergreen International Bond........   1.45%     B              $ 112.30                --
EQ/Evergreen Omega.....................   0.50%     B              $  72.15                --
EQ/Evergreen Omega.....................   0.70%     B              $  73.26                 1
EQ/Evergreen Omega.....................   0.90%     B              $  71.89                 2
EQ/Evergreen Omega.....................   0.95%     B              $  71.55                30
EQ/Evergreen Omega.....................   1.10%     B              $  70.54                 1
EQ/Evergreen Omega.....................   1.20%     B              $  69.88                47
EQ/Evergreen Omega.....................   1.25%     B              $  71.00                 2
EQ/Evergreen Omega.....................   1.30%     B              $  81.38                 1
EQ/Evergreen Omega.....................   1.34%     B              $  68.96               221
EQ/Evergreen Omega.....................   1.35%     B              $  68.89                --
EQ/Evergreen Omega.....................   1.45%     B              $  68.24                --
EQ/Franklin Income.....................   0.50%     B              $  72.05                --
EQ/Franklin Income.....................   0.70%     B              $  71.71                 4
EQ/Franklin Income.....................   0.90%     B              $  71.38                 6
EQ/Franklin Income.....................   0.95%     B              $  71.30                76
EQ/Franklin Income.....................   1.10%     B              $  71.05                 4
EQ/Franklin Income.....................   1.20%     B              $  70.88               134
EQ/Franklin Income.....................   1.25%     B              $  65.19                 4
EQ/Franklin Income.....................   1.30%     B              $  69.63                17
EQ/Franklin Income.....................   1.34%     B              $  70.65               600
EQ/Franklin Income.....................   1.35%     B              $  70.63                --
EQ/Franklin Income.....................   1.45%     B              $  70.47                --
EQ/Franklin Small Cap Value............   0.50%     B              $  65.36                --
EQ/Franklin Small Cap Value............   0.70%     B              $  65.06                --
EQ/Franklin Small Cap Value............   0.90%     B              $  64.76                 1
EQ/Franklin Small Cap Value............   0.95%     B              $  64.68                 6
EQ/Franklin Small Cap Value............   1.10%     B              $  64.45                 1
EQ/Franklin Small Cap Value............   1.20%     B              $  64.30                15
EQ/Franklin Small Cap Value............   1.25%     B              $  53.77                 1
EQ/Franklin Small Cap Value............   1.30%     B              $  61.21                 1
EQ/Franklin Small Cap Value............   1.34%     B              $  64.09                93
EQ/Franklin Small Cap Value............   1.35%     B              $  64.08                --
EQ/Franklin Small Cap Value............   1.45%     B              $  63.93                --

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/Franklin Templeton Founding Strategy.......   0.50%     B              $  60.08                --
EQ/Franklin Templeton Founding Strategy.......   0.70%     B              $  59.88                 1
EQ/Franklin Templeton Founding Strategy.......   0.90%     B              $  59.69                 3
EQ/Franklin Templeton Founding Strategy.......   0.95%     B              $  59.64                53
EQ/Franklin Templeton Founding Strategy.......   1.10%     B              $  66.88                 7
EQ/Franklin Templeton Founding Strategy.......   1.20%     B              $  59.39                87
EQ/Franklin Templeton Founding Strategy.......   1.25%     B              $  58.82                 3
EQ/Franklin Templeton Founding Strategy.......   1.30%     B              $  59.37                17
EQ/Franklin Templeton Founding Strategy.......   1.34%     B              $  59.25               330
EQ/Franklin Templeton Founding Strategy.......   1.45%     B              $  59.15                --
EQ/GAMCO Mergers and Acquisitions.............   0.50%     B              $ 104.07                --
EQ/GAMCO Mergers and Acquisitions.............   0.70%     B              $ 103.30                 1
EQ/GAMCO Mergers and Acquisitions.............   0.90%     B              $ 102.54                --
EQ/GAMCO Mergers and Acquisitions.............   0.95%     B              $ 102.35                21
EQ/GAMCO Mergers and Acquisitions.............   1.10%     B              $ 101.78                 1
EQ/GAMCO Mergers and Acquisitions.............   1.20%     B              $ 101.40                18
EQ/GAMCO Mergers and Acquisitions.............   1.25%     B              $  81.37                 1
EQ/GAMCO Mergers and Acquisitions.............   1.30%     B              $  88.81                 1
EQ/GAMCO Mergers and Acquisitions.............   1.34%     B              $ 100.84                 1
EQ/GAMCO Mergers and Acquisitions.............   1.34%     B              $ 100.88                71
EQ/GAMCO Mergers and Acquisitions.............   1.35%     B              $ 100.84                --
EQ/GAMCO Mergers and Acquisitions.............   1.45%     B              $ 100.47                --
EQ/GAMCO Small Company Value..................   0.50%     B              $ 104.46                 1
EQ/GAMCO Small Company Value..................   0.70%     B              $ 103.58                 2
EQ/GAMCO Small Company Value..................   0.90%     B              $ 102.70                 8
EQ/GAMCO Small Company Value..................   0.95%     B              $ 102.48                83
EQ/GAMCO Small Company Value..................   1.10%     B              $ 101.83                 5
EQ/GAMCO Small Company Value..................   1.20%     B              $ 101.39               143
EQ/GAMCO Small Company Value..................   1.25%     B              $  64.72                13
EQ/GAMCO Small Company Value..................   1.30%     B              $  76.69                13
EQ/GAMCO Small Company Value..................   1.34%     B              $ 100.79               842
EQ/GAMCO Small Company Value..................   1.35%     B              $ 100.75                 2
EQ/GAMCO Small Company Value..................   1.45%     B              $ 100.32                 1
EQ/International Core PLUS....................   0.50%     B              $  80.00                 1
EQ/International Core PLUS....................   0.70%     B              $  88.62                --
EQ/International Core PLUS....................   0.90%     B              $  86.97                 6
EQ/International Core PLUS....................   0.95%     B              $ 106.34                54
EQ/International Core PLUS....................   1.10%     B              $  85.34                 3
EQ/International Core PLUS....................   1.20%     B              $  84.53               128
EQ/International Core PLUS....................   1.25%     B              $  55.55                11
EQ/International Core PLUS....................   1.30%     B              $  64.46                 2
EQ/International Core PLUS....................   1.34%     B              $  83.42               683
EQ/International Core PLUS....................   1.35%     B              $  83.34                 1
EQ/International Core PLUS....................   1.45%     B              $ 102.60                --
EQ/International Growth.......................   0.50%     B              $  99.33                --
EQ/International Growth.......................   0.70%     B              $  98.60                --
EQ/International Growth.......................   0.90%     B              $  97.87                 3
EQ/International Growth.......................   0.95%     B              $  97.69                25
EQ/International Growth.......................   1.10%     B              $  97.15                 1
EQ/International Growth.......................   1.20%     B              $  96.79                40
EQ/International Growth.......................   1.25%     B              $  59.90                 4

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                          Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/International Growth................   1.30%     B              $  71.55                  1
EQ/International Growth................   1.34%     B              $  96.25                  7
EQ/International Growth................   1.34%     B              $  96.29                188
EQ/International Growth................   1.35%     B              $  96.25                 --
EQ/International Growth................   1.45%     B              $  95.89                 --
EQ/JPMorgan Core Bond..................   0.50%     B              $ 112.63                 --
EQ/JPMorgan Core Bond..................   0.70%     B              $ 111.04                  4
EQ/JPMorgan Core Bond..................   0.90%     B              $ 109.47                  7
EQ/JPMorgan Core Bond..................   0.95%     B              $ 109.08                184
EQ/JPMorgan Core Bond..................   1.10%     B              $ 107.92                  1
EQ/JPMorgan Core Bond..................   1.20%     B              $ 107.14                122
EQ/JPMorgan Core Bond..................   1.25%     B              $  91.88                  2
EQ/JPMorgan Core Bond..................   1.30%     B              $  92.08                  5
EQ/JPMorgan Core Bond..................   1.34%     B              $ 106.08                667
EQ/JPMorgan Core Bond..................   1.35%     B              $ 106.00                 --
EQ/JPMorgan Core Bond..................   1.45%     B              $ 105.24                  1
EQ/JPMorgan Value Opportunities........   0.50%     B              $  79.29                 --
EQ/JPMorgan Value Opportunities........   0.70%     B              $  78.99                 --
EQ/JPMorgan Value Opportunities........   0.90%     B              $  76.49                 --
EQ/JPMorgan Value Opportunities........   0.90%     B              $  77.34                  5
EQ/JPMorgan Value Opportunities........   0.95%     B              $  71.51                 17
EQ/JPMorgan Value Opportunities........   1.10%     B              $  75.72                 --
EQ/JPMorgan Value Opportunities........   1.20%     B              $  74.13                 31
EQ/JPMorgan Value Opportunities........   1.20%     B              $  74.92                  4
EQ/JPMorgan Value Opportunities........   1.25%     B              $  53.58                 --
EQ/JPMorgan Value Opportunities........   1.30%     B              $  60.39                  1
EQ/JPMorgan Value Opportunities........   1.34%     B              $  93.14                314
EQ/JPMorgan Value Opportunities........   1.35%     B              $  73.74                  7
EQ/JPMorgan Value Opportunities........   1.45%     B              $  72.19                  1
EQ/Large Cap Core PLUS.................   0.50%     B              $  66.51                 --
EQ/Large Cap Core PLUS.................   0.70%     B              $  69.35                 --
EQ/Large Cap Core PLUS.................   0.90%     B              $  68.05                  1
EQ/Large Cap Core PLUS.................   0.95%     B              $  67.73                 11
EQ/Large Cap Core PLUS.................   1.10%     B              $  66.78                 --
EQ/Large Cap Core PLUS.................   1.20%     B              $  66.14                 26
EQ/Large Cap Core PLUS.................   1.25%     B              $  59.29                  1
EQ/Large Cap Core PLUS.................   1.30%     B              $  64.90                 --
EQ/Large Cap Core PLUS.................   1.34%     B              $  65.27                111
EQ/Large Cap Core PLUS.................   1.35%     B              $  65.21                 --
EQ/Large Cap Core PLUS.................   1.45%     B              $  64.59                 --
EQ/Large Cap Growth Index..............   0.50%     B              $  47.58                  1
EQ/Large Cap Growth Index..............   0.70%     B              $  51.86                 --
EQ/Large Cap Growth Index..............   0.90%     B              $  50.89                  9
EQ/Large Cap Growth Index..............   0.95%     B              $  50.65                128
EQ/Large Cap Growth Index..............   1.10%     B              $  49.94                  1
EQ/Large Cap Growth Index..............   1.20%     B              $  49.46                194
EQ/Large Cap Growth Index..............   1.25%     B              $  65.52                  1
EQ/Large Cap Growth Index..............   1.30%     B              $  72.95                  1
EQ/Large Cap Growth Index..............   1.34%     B              $  48.81              1,401
EQ/Large Cap Growth Index..............   1.35%     B              $  48.77                  4
EQ/Large Cap Growth Index..............   1.45%     B              $  48.30                  1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                   Contract
                                    charges   Share Class   Unit Value   Units Outstanding (000s)
                                   --------- ------------- ------------ -------------------------
EQ/Large Cap Growth PLUS........   0.50%     B              $  42.68                 --
EQ/Large Cap Growth PLUS........   0.70%     B              $  75.16                  2
EQ/Large Cap Growth PLUS........   0.90%     B              $  65.89                  3
EQ/Large Cap Growth PLUS........   0.90%     B              $  73.59                 24
EQ/Large Cap Growth PLUS........   0.95%     B              $  62.17                 93
EQ/Large Cap Growth PLUS........   1.10%     B              $  72.05                 --
EQ/Large Cap Growth PLUS........   1.20%     B              $  68.46                153
EQ/Large Cap Growth PLUS........   1.20%     B              $  71.29                  3
EQ/Large Cap Growth PLUS........   1.25%     B              $  62.87                  1
EQ/Large Cap Growth PLUS........   1.30%     B              $  72.44                  2
EQ/Large Cap Growth PLUS........   1.34%     B              $ 104.99              1,531
EQ/Large Cap Growth PLUS........   1.35%     B              $  70.16                 21
EQ/Large Cap Growth PLUS........   1.45%     B              $  66.67                  7
EQ/Large Cap Value Index........   0.50%     B              $  45.70                 --
EQ/Large Cap Value Index........   0.70%     B              $  45.40                 --
EQ/Large Cap Value Index........   0.90%     B              $  45.11                  1
EQ/Large Cap Value Index........   0.95%     B              $  45.03                 19
EQ/Large Cap Value Index........   1.10%     B              $  44.81                  1
EQ/Large Cap Value Index........   1.20%     B              $  44.66                 27
EQ/Large Cap Value Index........   1.25%     B              $  37.59                  1
EQ/Large Cap Value Index........   1.30%     B              $  41.30                  1
EQ/Large Cap Value Index........   1.34%     B              $  44.46                147
EQ/Large Cap Value Index........   1.35%     B              $  44.44                  1
EQ/Large Cap Value Index........   1.45%     B              $  44.30                 --
EQ/Large Cap Value PLUS.........   0.50%     A              $  88.09                 --
EQ/Large Cap Value PLUS.........   0.70%     A              $  80.21                  4
EQ/Large Cap Value PLUS.........   0.90%     A              $  78.71                 61
EQ/Large Cap Value PLUS.........   1.20%     A              $  76.51                 64
EQ/Large Cap Value PLUS.........   1.34%     A              $  75.50              8,082
EQ/Large Cap Value PLUS.........   1.35%     A              $  75.43                 69
EQ/Large Cap Value PLUS.........   1.45%     A              $  79.92                  8
EQ/Large Cap Value PLUS.........   0.50%     B              $  87.50                  1
EQ/Large Cap Value PLUS.........   0.70%     B              $  79.67                 14
EQ/Large Cap Value PLUS.........   0.90%     B              $  78.18                 15
EQ/Large Cap Value PLUS.........   0.95%     B              $  82.53                392
EQ/Large Cap Value PLUS.........   1.10%     B              $  76.72                  2
EQ/Large Cap Value PLUS.........   1.20%     B              $  75.99                917
EQ/Large Cap Value PLUS.........   1.25%     B              $  49.72                 10
EQ/Large Cap Value PLUS.........   1.30%     B              $  54.87                 17
EQ/Long Term Bond...............   0.50%     B              $ 113.74                 --
EQ/Long Term Bond...............   0.70%     B              $ 112.90                 --
EQ/Long Term Bond...............   0.90%     B              $ 112.07                  2
EQ/Long Term Bond...............   0.95%     B              $ 111.87                 31
EQ/Long Term Bond...............   1.10%     B              $ 111.25                  1
EQ/Long Term Bond...............   1.20%     B              $ 110.83                 38
EQ/Long Term Bond...............   1.25%     B              $ 113.53                  2
EQ/Long Term Bond...............   1.30%     B              $ 110.32                  1
EQ/Long Term Bond...............   1.34%     B              $ 110.26                161
EQ/Long Term Bond...............   1.35%     B              $ 110.22                 --
EQ/Long Term Bond...............   1.45%     B              $ 109.81                 --

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
EQ/Lord Abbett Growth and Income........   0.50%     B              $  80.78                 --
EQ/Lord Abbett Growth and Income........   0.70%     B              $  80.18                 --
EQ/Lord Abbett Growth and Income........   0.90%     B              $  79.59                  5
EQ/Lord Abbett Growth and Income........   0.95%     B              $  79.45                 11
EQ/Lord Abbett Growth and Income........   1.10%     B              $  79.01                 --
EQ/Lord Abbett Growth and Income........   1.20%     B              $  78.71                 12
EQ/Lord Abbett Growth and Income........   1.25%     B              $  60.51                 --
EQ/Lord Abbett Growth and Income........   1.30%     B              $  65.89                  1
EQ/Lord Abbett Growth and Income........   1.34%     B              $  78.30                106
EQ/Lord Abbett Growth and Income........   1.35%     B              $  78.28                 --
EQ/Lord Abbett Growth and Income........   1.45%     B              $  77.98                 --
EQ/Lord Abbett Large Cap Core...........   0.50%     B              $  90.08                 --
EQ/Lord Abbett Large Cap Core...........   0.70%     B              $  89.41                 --
EQ/Lord Abbett Large Cap Core...........   0.90%     B              $  88.75                  2
EQ/Lord Abbett Large Cap Core...........   0.95%     B              $  88.59                 11
EQ/Lord Abbett Large Cap Core...........   1.10%     B              $  88.10                  1
EQ/Lord Abbett Large Cap Core...........   1.20%     B              $  87.77                 13
EQ/Lord Abbett Large Cap Core...........   1.25%     B              $  69.03                  1
EQ/Lord Abbett Large Cap Core...........   1.30%     B              $  76.39                 --
EQ/Lord Abbett Large Cap Core...........   1.34%     B              $  87.32                 76
EQ/Lord Abbett Large Cap Core...........   1.34%     B              $  87.77                 --
EQ/Lord Abbett Large Cap Core...........   1.35%     B              $  87.29                 --
EQ/Lord Abbett Large Cap Core...........   1.45%     B              $  86.96                 --
EQ/Lord Abbett Mid Cap Value............   0.50%     B              $  76.23                 --
EQ/Lord Abbett Mid Cap Value............   0.70%     B              $  75.67                 --
EQ/Lord Abbett Mid Cap Value............   0.90%     B              $  75.11                  7
EQ/Lord Abbett Mid Cap Value............   0.95%     B              $  74.97                 28
EQ/Lord Abbett Mid Cap Value............   1.10%     B              $  74.56                  1
EQ/Lord Abbett Mid Cap Value............   1.20%     B              $  74.28                 37
EQ/Lord Abbett Mid Cap Value............   1.25%     B              $  53.43                  1
EQ/Lord Abbett Mid Cap Value............   1.30%     B              $  62.11                  2
EQ/Lord Abbett Mid Cap Value............   1.34%     B              $  73.89                193
EQ/Lord Abbett Mid Cap Value............   1.34%     B              $  74.28                 --
EQ/Lord Abbett Mid Cap Value............   1.35%     B              $  73.87                 --
EQ/Lord Abbett Mid Cap Value............   1.45%     B              $  73.59                 --
EQ/Marsico Focus........................   0.50%     B              $ 108.22                  1
EQ/Marsico Focus........................   0.70%     B              $ 106.65                  5
EQ/Marsico Focus........................   0.90%     B              $ 105.11                 29
EQ/Marsico Focus........................   0.95%     B              $ 104.73                232
EQ/Marsico Focus........................   1.10%     B              $ 103.58                  9
EQ/Marsico Focus........................   1.20%     B              $ 102.82                333
EQ/Marsico Focus........................   1.25%     B              $  63.72                 20
EQ/Marsico Focus........................   1.30%     B              $  69.70                 13
EQ/Marsico Focus........................   1.34%     B              $ 101.77              2,024
EQ/Marsico Focus........................   1.35%     B              $ 101.70                  3
EQ/Marsico Focus........................   1.45%     B              $ 100.95                  1
EQ/Mid Cap Index........................   0.50%     B              $  75.38                 --
EQ/Mid Cap Index........................   0.70%     B              $  72.41                 12
EQ/Mid Cap Index........................   0.90%     B              $  71.21                 25
EQ/Mid Cap Index........................   0.95%     B              $  70.91                182
EQ/Mid Cap Index........................   1.10%     B              $  70.02                  4

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                      Contract
                                       charges   Share Class   Unit Value   Units Outstanding (000s)
                                      --------- ------------- ------------ -------------------------
EQ/Mid Cap Index...................   1.20%     B              $  69.43                504
EQ/Mid Cap Index...................   1.25%     B              $  47.70                 28
EQ/Mid Cap Index...................   1.30%     B              $  55.87                  7
EQ/Mid Cap Index...................   1.34%     B              $  68.62              2,031
EQ/Mid Cap Index...................   1.35%     B              $  68.56                  2
EQ/Mid Cap Index...................   1.45%     B              $  67.98                  1
EQ/Mid Cap Value PLUS..............   0.50%     B              $ 108.09                 --
EQ/Mid Cap Value PLUS..............   0.70%     B              $  86.25                  1
EQ/Mid Cap Value PLUS..............   0.90%     B              $  84.45                 14
EQ/Mid Cap Value PLUS..............   0.90%     B              $ 104.51                  4
EQ/Mid Cap Value PLUS..............   0.95%     B              $ 106.19                126
EQ/Mid Cap Value PLUS..............   1.10%     B              $  82.68                  1
EQ/Mid Cap Value PLUS..............   1.20%     B              $  81.55                268
EQ/Mid Cap Value PLUS..............   1.20%     B              $  81.81                 17
EQ/Mid Cap Value PLUS..............   1.25%     B              $  52.34                  3
EQ/Mid Cap Value PLUS..............   1.30%     B              $  60.06                  4
EQ/Mid Cap Value PLUS..............   1.34%     B              $ 101.70              2,009
EQ/Mid Cap Value PLUS..............   1.35%     B              $  80.51                 14
EQ/Mid Cap Value PLUS..............   1.45%     B              $  79.42                  2
EQ/Money Market....................   0.50%     A              $ 107.20                 --
EQ/Money Market....................   0.70%     A              $ 136.21                 12
EQ/Money Market....................   0.74%     A              $  48.02                 58
EQ/Money Market....................   0.90%     A              $ 142.90                 27
EQ/Money Market....................   1.20%     A              $ 133.68                  2
EQ/Money Market....................   1.35%     A              $ 145.47                229
EQ/Money Market....................   1.35%     A              $ 146.16                 55
EQ/Money Market....................   1.45%     A              $ 121.83                 --
EQ/Money Market....................   1.49%     A              $  36.99              2,421
EQ/Money Market....................   0.50%     B              $ 118.64                 --
EQ/Money Market....................   0.70%     B              $ 123.13                  1
EQ/Money Market....................   0.90%     B              $ 113.93                  1
EQ/Money Market....................   0.90%     B              $ 125.93                  1
EQ/Money Market....................   0.95%     B              $ 120.26                292
EQ/Money Market....................   1.10%     B              $ 118.57                 21
EQ/Money Market....................   1.20%     B              $ 121.87                101
EQ/Money Market....................   1.25%     B              $ 102.39                 39
EQ/Money Market....................   1.30%     B              $ 104.80                 10
EQ/Montag & Caldwell Growth........   0.50%     B              $  94.81                 --
EQ/Montag & Caldwell Growth........   0.70%     B              $  94.01                 --
EQ/Montag & Caldwell Growth........   0.90%     B              $  93.21                  1
EQ/Montag & Caldwell Growth........   0.95%     B              $  93.01                 21
EQ/Montag & Caldwell Growth........   1.10%     B              $  92.42                  2
EQ/Montag & Caldwell Growth........   1.20%     B              $  92.02                 33
EQ/Montag & Caldwell Growth........   1.25%     B              $  72.85                  2
EQ/Montag & Caldwell Growth........   1.30%     B              $  80.43                  2
EQ/Montag & Caldwell Growth........   1.34%     B              $  91.48                155
EQ/Montag & Caldwell Growth........   1.35%     B              $  91.44                 --
EQ/Montag & Caldwell Growth........   1.45%     B              $  91.05                 --
EQ/Mutual Shares...................   0.50%     B              $  66.89                 --
EQ/Mutual Shares...................   0.70%     B              $  66.58                  1
EQ/Mutual Shares...................   0.90%     B              $  66.27                  1
EQ/Mutual Shares...................   0.95%     B              $  66.20                 22

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract
                                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                                 --------- ------------- ------------ -------------------------
EQ/Mutual Shares..............................   1.10%     B              $  65.96                 1
EQ/Mutual Shares..............................   1.20%     B              $  65.81                71
EQ/Mutual Shares..............................   1.25%     B              $  56.41                 2
EQ/Mutual Shares..............................   1.30%     B              $  63.55                12
EQ/Mutual Shares..............................   1.34%     B              $  65.59               241
EQ/Mutual Shares..............................   1.35%     B              $  65.58                --
EQ/Mutual Shares..............................   1.45%     B              $  65.42                --
EQ/Oppenheimer Global.........................   0.50%     B              $  68.98                --
EQ/Oppenheimer Global.........................   0.70%     B              $  68.66                --
EQ/Oppenheimer Global.........................   0.90%     B              $  68.34                 1
EQ/Oppenheimer Global.........................   0.95%     B              $  68.26                13
EQ/Oppenheimer Global.........................   1.10%     B              $  68.02                 1
EQ/Oppenheimer Global.........................   1.20%     B              $  67.86                29
EQ/Oppenheimer Global.........................   1.25%     B              $  55.87                 1
EQ/Oppenheimer Global.........................   1.30%     B              $  64.16                 1
EQ/Oppenheimer Global.........................   1.34%     B              $  67.64               114
EQ/Oppenheimer Global.........................   1.35%     B              $  67.62                --
EQ/Oppenheimer Global.........................   1.45%     B              $  67.46                --
EQ/Oppenheimer Main Street Opportunity........   0.50%     B              $  58.26                --
EQ/Oppenheimer Main Street Opportunity........   0.70%     B              $  58.07                --
EQ/Oppenheimer Main Street Opportunity........   0.90%     B              $  57.88                --
EQ/Oppenheimer Main Street Opportunity........   0.90%     B              $  68.02                 1
EQ/Oppenheimer Main Street Opportunity........   0.95%     B              $  57.83                 1
EQ/Oppenheimer Main Street Opportunity........   1.10%     B              $  65.60                --
EQ/Oppenheimer Main Street Opportunity........   1.20%     B              $  57.60                 6
EQ/Oppenheimer Main Street Opportunity........   1.25%     B              $  57.01                 1
EQ/Oppenheimer Main Street Opportunity........   1.30%     B              $  57.57                --
EQ/Oppenheimer Main Street Opportunity........   1.34%     B              $  57.46                17
EQ/Oppenheimer Main Street Opportunity........   1.34%     B              $  67.32                --
EQ/Oppenheimer Main Street Opportunity........   1.35%     B              $  67.30                --
EQ/Oppenheimer Main Street Opportunity........   1.45%     B              $  57.36                --
EQ/Oppenheimer Main Street Small Cap..........   0.50%     B              $  66.83                --
EQ/Oppenheimer Main Street Small Cap..........   0.70%     B              $  66.51                --
EQ/Oppenheimer Main Street Small Cap..........   0.90%     B              $  66.20                 3
EQ/Oppenheimer Main Street Small Cap..........   0.95%     B              $  66.13                 8
EQ/Oppenheimer Main Street Small Cap..........   1.10%     B              $  65.89                 1
EQ/Oppenheimer Main Street Small Cap..........   1.20%     B              $  65.74                17
EQ/Oppenheimer Main Street Small Cap..........   1.25%     B              $  53.30                 1
EQ/Oppenheimer Main Street Small Cap..........   1.30%     B              $  60.70                 1
EQ/Oppenheimer Main Street Small Cap..........   1.34%     B              $  65.52                79
EQ/Oppenheimer Main Street Small Cap..........   1.35%     B              $  65.51                --
EQ/Oppenheimer Main Street Small Cap..........   1.45%     B              $  65.36                --
EQ/PIMCO Real Return..........................   0.50%     B              $ 105.68                --
EQ/PIMCO Real Return..........................   0.70%     B              $ 104.91                 1
EQ/PIMCO Real Return..........................   0.90%     B              $ 104.14                15
EQ/PIMCO Real Return..........................   0.95%     B              $ 103.94               157
EQ/PIMCO Real Return..........................   1.10%     B              $ 103.37                11
EQ/PIMCO Real Return..........................   1.20%     B              $ 102.98               145
EQ/PIMCO Real Return..........................   1.25%     B              $ 104.12                22
EQ/PIMCO Real Return..........................   1.30%     B              $ 103.63                 5

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                        Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/PIMCO Real Return.................   1.34%     B               $ 102.45              619
EQ/PIMCO Real Return.................   1.35%     B               $ 102.41               --
EQ/PIMCO Real Return.................   1.45%     B               $ 102.03               --
EQ/Quality Bond PLUS.................   0.50%     A               $  97.98               --
EQ/Quality Bond PLUS.................   0.70%     A               $ 147.55                1
EQ/Quality Bond PLUS.................   0.90%     A               $ 163.80                4
EQ/Quality Bond PLUS.................   1.20%     A               $ 146.86                1
EQ/Quality Bond PLUS.................   1.34%     A               $ 163.75              587
EQ/Quality Bond PLUS.................   1.35%     A               $ 172.58               10
EQ/Quality Bond PLUS.................   1.45%     A               $ 129.00               --
EQ/Quality Bond PLUS.................   0.50%     B               $ 129.84               --
EQ/Quality Bond PLUS.................   0.70%     B               $ 134.15               --
EQ/Quality Bond PLUS.................   0.90%     B               $ 133.03                4
EQ/Quality Bond PLUS.................   0.95%     B               $ 131.03               91
EQ/Quality Bond PLUS.................   1.10%     B               $ 129.19                1
EQ/Quality Bond PLUS.................   1.20%     B               $ 129.11               94
EQ/Quality Bond PLUS.................   1.25%     B               $  95.55                3
EQ/Quality Bond PLUS.................   1.30%     B               $  95.78                2
EQ/Short Duration Bond...............   0.50%     B               $ 106.07               --
EQ/Short Duration Bond...............   0.70%     B               $ 105.29               --
EQ/Short Duration Bond...............   0.90%     B               $ 104.52                1
EQ/Short Duration Bond...............   0.95%     B               $ 104.32               24
EQ/Short Duration Bond...............   1.10%     B               $ 103.75               --
EQ/Short Duration Bond...............   1.20%     B               $ 103.36               20
EQ/Short Duration Bond...............   1.25%     B               $  99.68                1
EQ/Short Duration Bond...............   1.30%     B               $ 101.05               --
EQ/Short Duration Bond...............   1.34%     B               $ 102.83               75
EQ/Short Duration Bond...............   1.35%     B               $ 102.79               --
EQ/Short Duration Bond...............   1.45%     B               $ 102.41               --
EQ/Small Company Index...............   0.50%     B               $ 108.75               --
EQ/Small Company Index...............   0.70%     B               $ 107.21               10
EQ/Small Company Index...............   0.90%     B               $ 105.69                8
EQ/Small Company Index...............   0.95%     B               $ 105.32               48
EQ/Small Company Index...............   1.10%     B               $ 104.19                2
EQ/Small Company Index...............   1.20%     B               $ 103.45              185
EQ/Small Company Index...............   1.25%     B               $  58.80               13
EQ/Small Company Index...............   1.30%     B               $  64.84                3
EQ/Small Company Index...............   1.34%     B               $ 102.42              808
EQ/Small Company Index...............   1.35%     B               $ 102.34                2
EQ/Small Company Index...............   1.45%     B               $ 101.61               --
EQ/T. Rowe Price Growth Stock........   0.50%     B               $  67.56               --
EQ/T. Rowe Price Growth Stock........   0.70%     B               $  66.99                7
EQ/T. Rowe Price Growth Stock........   0.90%     B               $  66.42                4
EQ/T. Rowe Price Growth Stock........   0.95%     B               $  66.28               53
EQ/T. Rowe Price Growth Stock........   1.10%     B               $  65.85                1
EQ/T. Rowe Price Growth Stock........   1.20%     B               $  65.57              155
EQ/T. Rowe Price Growth Stock........   1.25%     B               $  55.74                9
EQ/T. Rowe Price Growth Stock........   1.30%     B               $  60.40                2
EQ/T. Rowe Price Growth Stock........   1.34%     B               $  65.18              571
EQ/T. Rowe Price Growth Stock........   1.35%     B               $  65.15                2
EQ/T. Rowe Price Growth Stock........   1.45%     B               $  64.87               --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                               Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/Templeton Growth.........................   0.50%     B              $  64.51                 --
EQ/Templeton Growth.........................   0.70%     B              $  64.21                  1
EQ/Templeton Growth.........................   0.90%     B              $  63.91                  1
EQ/Templeton Growth.........................   0.95%     B              $  63.84                 23
EQ/Templeton Growth.........................   1.10%     B              $  63.62                  1
EQ/Templeton Growth.........................   1.20%     B              $  63.47                 43
EQ/Templeton Growth.........................   1.25%     B              $  54.70                  1
EQ/Templeton Growth.........................   1.30%     B              $  61.34                 11
EQ/Templeton Growth.........................   1.34%     B              $  63.26                210
EQ/Templeton Growth.........................   1.35%     B              $  63.24                 --
EQ/Templeton Growth.........................   1.45%     B              $  63.10                 --
EQ/UBS Growth and Income....................   0.50%     B              $  80.98                 --
EQ/UBS Growth and Income....................   0.70%     B              $  80.29                 --
EQ/UBS Growth and Income....................   0.90%     B              $  79.61                  1
EQ/UBS Growth and Income....................   0.95%     B              $  79.44                 11
EQ/UBS Growth and Income....................   1.10%     B              $  78.93                  1
EQ/UBS Growth and Income....................   1.20%     B              $  78.60                 64
EQ/UBS Growth and Income....................   1.25%     B              $  54.86                  6
EQ/UBS Growth and Income....................   1.30%     B              $  60.82                  1
EQ/UBS Growth and Income....................   1.34%     B              $  78.13                111
EQ/UBS Growth and Income....................   1.35%     B              $  78.09                 --
EQ/UBS Growth and Income....................   1.45%     B              $  77.76                 --
EQ/Van Kampen Comstock......................   0.50%     B              $  73.61                 --
EQ/Van Kampen Comstock......................   0.70%     B              $  73.07                 --
EQ/Van Kampen Comstock......................   0.90%     B              $  72.53                  1
EQ/Van Kampen Comstock......................   0.95%     B              $  72.40                 19
EQ/Van Kampen Comstock......................   1.10%     B              $  72.00                  1
EQ/Van Kampen Comstock......................   1.20%     B              $  71.73                 24
EQ/Van Kampen Comstock......................   1.25%     B              $  56.35                 --
EQ/Van Kampen Comstock......................   1.30%     B              $  61.65                  1
EQ/Van Kampen Comstock......................   1.34%     B              $  71.36                151
EQ/Van Kampen Comstock......................   1.35%     B              $  71.33                 --
EQ/Van Kampen Comstock......................   1.45%     B              $  71.07                 --
EQ/Van Kampen Emerging Markets Equity.......   0.50%     B              $ 145.67                 --
EQ/Van Kampen Emerging Markets Equity.......   0.70%     B              $ 109.84                 --
EQ/Van Kampen Emerging Markets Equity.......   0.70%     B              $ 179.52                  7
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 108.97                 --
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 175.77                  9
EQ/Van Kampen Emerging Markets Equity.......   0.90%     B              $ 208.48                  2
EQ/Van Kampen Emerging Markets Equity.......   0.95%     B              $ 154.17                110
EQ/Van Kampen Emerging Markets Equity.......   1.10%     B              $ 172.09                  4
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 160.80                162
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 170.27                 30
EQ/Van Kampen Emerging Markets Equity.......   1.20%     B              $ 102.24                 --
EQ/Van Kampen Emerging Markets Equity.......   1.25%     B              $  48.70                 14
EQ/Van Kampen Emerging Markets Equity.......   1.30%     B              $  66.76                  8
EQ/Van Kampen Emerging Markets Equity.......   1.34%     B              $ 180.82                 16
EQ/Van Kampen Emerging Markets Equity.......   1.34%     B              $ 111.23              1,758
EQ/Van Kampen Emerging Markets Equity.......   1.35%     B              $ 167.58                  8
EQ/Van Kampen Emerging Markets Equity.......   1.45%     B              $ 156.59                  1

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
EQ/Van Kampen Mid Cap Growth..........   0.50%     B              $  86.36                 --
EQ/Van Kampen Mid Cap Growth..........   0.70%     B              $  85.72                 --
EQ/Van Kampen Mid Cap Growth..........   0.90%     B              $  85.09                  4
EQ/Van Kampen Mid Cap Growth..........   0.95%     B              $  84.94                 36
EQ/Van Kampen Mid Cap Growth..........   1.10%     B              $  84.46                  3
EQ/Van Kampen Mid Cap Growth..........   1.20%     B              $  84.15                 47
EQ/Van Kampen Mid Cap Growth..........   1.25%     B              $  54.99                  5
EQ/Van Kampen Mid Cap Growth..........   1.30%     B              $  65.20                  3
EQ/Van Kampen Mid Cap Growth..........   1.34%     B              $  83.71                285
EQ/Van Kampen Mid Cap Growth..........   1.35%     B              $  83.68                  1
EQ/Van Kampen Mid Cap Growth..........   1.45%     B              $  83.37                 --
EQ/Van Kampen Real Estate.............   0.50%     B              $  50.59                  1
EQ/Van Kampen Real Estate.............   0.70%     B              $  50.44                  5
EQ/Van Kampen Real Estate.............   0.90%     B              $  50.29                 10
EQ/Van Kampen Real Estate.............   0.95%     B              $  50.25                129
EQ/Van Kampen Real Estate.............   1.10%     B              $  50.13                  4
EQ/Van Kampen Real Estate.............   1.20%     B              $  50.06                215
EQ/Van Kampen Real Estate.............   1.25%     B              $  49.96                  6
EQ/Van Kampen Real Estate.............   1.30%     B              $  49.99                  6
EQ/Van Kampen Real Estate.............   1.34%     B              $  49.95              1,227
EQ/Van Kampen Real Estate.............   1.35%     B              $  49.94                  3
EQ/Van Kampen Real Estate.............   1.45%     B              $  49.87                  1
Multimanager Aggressive Equity........   0.50%     A              $  62.19                 --
Multimanager Aggressive Equity........   0.70%     A              $  51.19                 11
Multimanager Aggressive Equity........   0.90%     A              $  63.29                 38
Multimanager Aggressive Equity........   1.20%     A              $  55.70                  5
Multimanager Aggressive Equity........   1.34%     A              $  47.27              6,924
Multimanager Aggressive Equity........   1.35%     A              $  82.34                846
Multimanager Aggressive Equity........   1.35%     A              $  86.69                 74
Multimanager Aggressive Equity........   1.45%     A              $  45.52                  4
Multimanager Aggressive Equity........   0.50%     B              $  46.97                 --
Multimanager Aggressive Equity........   0.70%     B              $  50.69                 --
Multimanager Aggressive Equity........   0.90%     B              $  39.00                 20
Multimanager Aggressive Equity........   0.90%     B              $  47.15                  1
Multimanager Aggressive Equity........   0.95%     B              $  49.50                 27
Multimanager Aggressive Equity........   1.10%     B              $  48.81                 --
Multimanager Aggressive Equity........   1.20%     B              $  45.54                 84
Multimanager Aggressive Equity........   1.25%     B              $  52.44                 --
Multimanager Aggressive Equity........   1.30%     B              $  60.79                  1
Multimanager Core Bond................   1.25%     A              $ 107.54                  2
Multimanager Core Bond................   0.50%     B              $ 129.41                 --
Multimanager Core Bond................   0.70%     B              $ 111.82                 --
Multimanager Core Bond................   0.70%     B              $ 127.60                  1
Multimanager Core Bond................   0.90%     B              $ 110.93                 --
Multimanager Core Bond................   0.90%     B              $ 125.82                  3
Multimanager Core Bond................   0.95%     B              $ 125.37                100
Multimanager Core Bond................   1.10%     B              $ 124.05                  1
Multimanager Core Bond................   1.20%     B              $ 109.60                 --
Multimanager Core Bond................   1.20%     B              $ 123.17                 95
Multimanager Core Bond................   1.30%     B              $ 106.62                  3

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
Multimanager Core Bond....................   1.34%     B               $ 121.96              378
Multimanager Core Bond....................   1.35%     B               $ 121.87                1
Multimanager Core Bond....................   1.45%     B               $ 121.01               --
Multimanager Health Care..................   1.25%     A               $  73.62                2
Multimanager Health Care..................   0.50%     B               $  99.59               --
Multimanager Health Care..................   0.70%     B               $  89.31               --
Multimanager Health Care..................   0.70%     B               $  98.19               --
Multimanager Health Care..................   0.90%     B               $  88.60               --
Multimanager Health Care..................   0.90%     B               $  96.81                4
Multimanager Health Care..................   0.95%     B               $  96.47               30
Multimanager Health Care..................   1.10%     B               $  95.46                1
Multimanager Health Care..................   1.20%     B               $  94.78               62
Multimanager Health Care..................   1.30%     B               $  77.71                3
Multimanager Health Care..................   1.34%     B               $  83.07               --
Multimanager Health Care..................   1.34%     B               $ 124.97                3
Multimanager Health Care..................   1.34%     B               $  93.84              300
Multimanager Health Care..................   1.35%     B               $  93.78                1
Multimanager Health Care..................   1.45%     B               $  93.11               --
Multimanager High Yield...................   0.50%     A               $  80.57               --
Multimanager High Yield...................   0.70%     A               $  94.01                1
Multimanager High Yield...................   0.90%     A               $ 123.02                4
Multimanager High Yield...................   1.20%     A               $ 103.74                3
Multimanager High Yield...................   1.34%     A               $ 137.74              624
Multimanager High Yield...................   1.35%     A               $ 146.85               12
Multimanager High Yield...................   1.45%     A               $  80.77                1
Multimanager High Yield...................   0.50%     B               $ 105.16               --
Multimanager High Yield...................   0.70%     B               $  98.92               --
Multimanager High Yield...................   0.90%     B               $  83.70                5
Multimanager High Yield...................   0.95%     B               $  96.61              133
Multimanager High Yield...................   1.10%     B               $  95.26                1
Multimanager High Yield...................   1.20%     B               $  80.78              154
Multimanager High Yield...................   1.25%     B               $  75.47                1
Multimanager High Yield...................   1.30%     B               $  78.76                4
Multimanager International Equity.........   1.25%     A               $  52.61                2
Multimanager International Equity.........   0.50%     B               $ 103.86               --
Multimanager International Equity.........   0.70%     B               $  85.70               --
Multimanager International Equity.........   0.70%     B               $ 102.41               --
Multimanager International Equity.........   0.90%     B               $  85.01               --
Multimanager International Equity.........   0.90%     B               $ 100.97                7
Multimanager International Equity.........   0.95%     B               $ 100.62               75
Multimanager International Equity.........   1.10%     B               $  99.55                2
Multimanager International Equity.........   1.20%     B               $  98.85               80
Multimanager International Equity.........   1.20%     B               $  79.66               --
Multimanager International Equity.........   1.30%     B               $  61.22                3
Multimanager International Equity.........   1.34%     B               $ 113.55               11
Multimanager International Equity.........   1.34%     B               $  97.87              438
Multimanager International Equity.........   1.35%     B               $  97.80               --
Multimanager International Equity.........   1.45%     B               $  97.11               --
Multimanager Large Cap Core Equity........   1.25%     A               $  57.00               --
Multimanager Large Cap Core Equity........   0.50%     B               $  80.89               --
Multimanager Large Cap Core Equity........   0.70%     B               $  76.42               --
Multimanager Large Cap Core Equity........   0.70%     B               $  79.76               --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
Multimanager Large Cap Core Equity........   0.90%     B              $  75.81                --
Multimanager Large Cap Core Equity........   0.90%     B              $  78.64                --
Multimanager Large Cap Core Equity........   0.95%     B              $  78.36                11
Multimanager Large Cap Core Equity........   1.10%     B              $  77.54                --
Multimanager Large Cap Core Equity........   1.20%     B              $  74.91                --
Multimanager Large Cap Core Equity........   1.20%     B              $  76.99                27
Multimanager Large Cap Core Equity........   1.30%     B              $  63.67                 1
Multimanager Large Cap Core Equity........   1.34%     B              $  76.23               120
Multimanager Large Cap Core Equity........   1.35%     B              $  76.17                --
Multimanager Large Cap Core Equity........   1.45%     B              $  75.64                --
Multimanager Large Cap Growth.............   1.25%     A              $  55.11                --
Multimanager Large Cap Growth.............   0.50%     B              $  60.51                --
Multimanager Large Cap Growth.............   0.70%     B              $  59.66                --
Multimanager Large Cap Growth.............   0.70%     B              $  65.23                --
Multimanager Large Cap Growth.............   0.90%     B              $  58.83                 4
Multimanager Large Cap Growth.............   0.90%     B              $  64.71                --
Multimanager Large Cap Growth.............   0.95%     B              $  58.62                47
Multimanager Large Cap Growth.............   1.10%     B              $  58.00                 1
Multimanager Large Cap Growth.............   1.20%     B              $  57.59                65
Multimanager Large Cap Growth.............   1.20%     B              $  63.93                --
Multimanager Large Cap Growth.............   1.30%     B              $  59.94                 1
Multimanager Large Cap Growth.............   1.34%     B              $  57.02               276
Multimanager Large Cap Growth.............   1.35%     B              $  56.98                --
Multimanager Large Cap Growth.............   1.45%     B              $  56.58                --
Multimanager Large Cap Value..............   1.25%     A              $  58.30                 4
Multimanager Large Cap Value..............   0.50%     B              $  96.17                --
Multimanager Large Cap Value..............   0.70%     B              $  81.61                --
Multimanager Large Cap Value..............   0.70%     B              $  94.83                 1
Multimanager Large Cap Value..............   0.90%     B              $  80.96                --
Multimanager Large Cap Value..............   0.90%     B              $  93.50                 4
Multimanager Large Cap Value..............   0.95%     B              $  93.17                73
Multimanager Large Cap Value..............   1.10%     B              $  92.18                 2
Multimanager Large Cap Value..............   1.20%     B              $  79.99                --
Multimanager Large Cap Value..............   1.20%     B              $  91.53                86
Multimanager Large Cap Value..............   1.30%     B              $  65.67                 3
Multimanager Large Cap Value..............   1.34%     B              $  90.63               354
Multimanager Large Cap Value..............   1.35%     B              $  90.56                --
Multimanager Large Cap Value..............   1.45%     B              $  89.92                --
Multimanager Mid Cap Growth...............   1.25%     A              $  54.68                 1
Multimanager Mid Cap Growth...............   0.50%     B              $  71.31                --
Multimanager Mid Cap Growth...............   0.70%     B              $  70.31                --
Multimanager Mid Cap Growth...............   0.70%     B              $  76.15                --
Multimanager Mid Cap Growth...............   0.90%     B              $  69.33                 4
Multimanager Mid Cap Growth...............   0.90%     B              $  75.54                --
Multimanager Mid Cap Growth...............   0.95%     B              $  69.08                64
Multimanager Mid Cap Growth...............   1.10%     B              $  68.35                 1
Multimanager Mid Cap Growth...............   1.20%     B              $  67.87                96
Multimanager Mid Cap Growth...............   1.20%     B              $  70.79                --
Multimanager Mid Cap Growth...............   1.30%     B              $  63.53                 1
Multimanager Mid Cap Growth...............   1.34%     B              $ 101.14                 7

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                        Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
Multimanager Mid Cap Growth..........   1.34%     B              $  67.20               504
Multimanager Mid Cap Growth..........   1.35%     B              $  67.15                 1
Multimanager Mid Cap Growth..........   1.45%     B              $  66.68                --
Multimanager Mid Cap Value...........   1.25%     A              $  55.86                 1
Multimanager Mid Cap Value...........   0.50%     B              $  92.21                --
Multimanager Mid Cap Value...........   0.70%     B              $  79.43                --
Multimanager Mid Cap Value...........   0.70%     B              $  90.91                --
Multimanager Mid Cap Value...........   0.90%     B              $  78.80                --
Multimanager Mid Cap Value...........   0.90%     B              $  89.64                 3
Multimanager Mid Cap Value...........   0.95%     B              $  89.32                53
Multimanager Mid Cap Value...........   1.10%     B              $  88.38                 1
Multimanager Mid Cap Value...........   1.20%     B              $  87.76                69
Multimanager Mid Cap Value...........   1.20%     B              $  73.84                --
Multimanager Mid Cap Value...........   1.30%     B              $  64.28                 2
Multimanager Mid Cap Value...........   1.34%     B              $ 111.45                 4
Multimanager Mid Cap Value...........   1.34%     B              $  86.89               346
Multimanager Mid Cap Value...........   1.35%     B              $  86.83                --
Multimanager Mid Cap Value...........   1.45%     B              $  86.21                --
Multimanager Small Cap Growth........   0.50%     B              $  80.00                --
Multimanager Small Cap Growth........   0.70%     B              $  79.32                --
Multimanager Small Cap Growth........   0.90%     B              $  78.65                 2
Multimanager Small Cap Growth........   0.95%     B              $  78.48                36
Multimanager Small Cap Growth........   1.10%     B              $  77.98                --
Multimanager Small Cap Growth........   1.20%     B              $  77.65                59
Multimanager Small Cap Growth........   1.25%     B              $  52.78                 2
Multimanager Small Cap Growth........   1.30%     B              $  60.51                 2
Multimanager Small Cap Growth........   1.34%     B              $  77.18               303
Multimanager Small Cap Growth........   1.34%     B              $  77.22                11
Multimanager Small Cap Growth........   1.35%     B              $  77.15                 1
Multimanager Small Cap Growth........   1.45%     B              $  76.82                --
Multimanager Small Cap Value.........   1.25%     A              $  52.02                 1
Multimanager Small Cap Value.........   0.50%     B              $ 115.62                --
Multimanager Small Cap Value.........   0.70%     B              $ 120.62                --
Multimanager Small Cap Value.........   0.90%     B              $ 118.36                12
Multimanager Small Cap Value.........   0.95%     B              $  92.96                71
Multimanager Small Cap Value.........   1.10%     B              $ 116.15                --
Multimanager Small Cap Value.........   1.20%     B              $ 115.05                94
Multimanager Small Cap Value.........   1.30%     B              $  56.88                 1
Multimanager Small Cap Value.........   1.34%     B              $ 113.47                16
Multimanager Small Cap Value.........   1.34%     B              $ 113.53               675
Multimanager Small Cap Value.........   1.35%     B              $ 113.42                 3
Multimanager Small Cap Value.........   1.45%     B              $  88.09                --
Multimanager Technology..............   1.25%     A              $  54.24                 3
Multimanager Technology..............   0.50%     B              $  68.52                --
Multimanager Technology..............   0.70%     B              $  67.56                 5
Multimanager Technology..............   0.70%     B              $  76.65                --
Multimanager Technology..............   0.90%     B              $  66.61                 5
Multimanager Technology..............   0.90%     B              $  76.04                --
Multimanager Technology..............   0.95%     B              $  66.38                65
Multimanager Technology..............   1.10%     B              $  65.68                 2
Multimanager Technology..............   1.20%     B              $  65.21               121
Multimanager Technology..............   1.30%     B              $  63.81                 2

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                  Contract
                                   charges   Share Class   Unit Value   Units Outstanding (000s)
                                  --------- ------------- ------------ -------------------------
Multimanager Technology........   1.34%     B              $  71.30                --
Multimanager Technology........   1.34%     B              $ 100.51                 3
Multimanager Technology........   1.34%     B              $  64.57               789
Multimanager Technology........   1.35%     B              $  64.52                 2
Multimanager Technology........   1.45%     B              $  64.06                 1
Target 2015 Allocation.........   0.50%     B              $  80.16                --
Target 2015 Allocation.........   0.70%     B              $  79.79                --
Target 2015 Allocation.........   0.90%     B              $  79.42                 3
Target 2015 Allocation.........   0.95%     B              $  79.32                 4
Target 2015 Allocation.........   1.10%     B              $  79.05                --
Target 2015 Allocation.........   1.20%     B              $  78.86                11
Target 2015 Allocation.........   1.25%     B              $  68.25                 1
Target 2015 Allocation.........   1.30%     B              $  75.07                --
Target 2015 Allocation.........   1.34%     B              $  78.60               109
Target 2015 Allocation.........   1.35%     B              $  78.58                --
Target 2015 Allocation.........   1.45%     B              $  78.40                --
Target 2025 Allocation.........   0.50%     B              $  75.68                --
Target 2025 Allocation.........   0.70%     B              $  75.33                --
Target 2025 Allocation.........   0.90%     B              $  74.97                 1
Target 2025 Allocation.........   0.95%     B              $  74.89                 6
Target 2025 Allocation.........   1.10%     B              $  74.62                 2
Target 2025 Allocation.........   1.20%     B              $  74.45                24
Target 2025 Allocation.........   1.25%     B              $  63.38                 1
Target 2025 Allocation.........   1.30%     B              $  70.56                --
Target 2025 Allocation.........   1.34%     B              $  74.21               108
Target 2025 Allocation.........   1.35%     B              $  74.19                 1
Target 2025 Allocation.........   1.45%     B              $  74.01                --
Target 2035 Allocation.........   0.50%     B              $  72.76                --
Target 2035 Allocation.........   0.70%     B              $  72.42                --
Target 2035 Allocation.........   0.90%     B              $  72.08                 2
Target 2035 Allocation.........   0.95%     B              $  72.00                 6
Target 2035 Allocation.........   1.10%     B              $  71.74                 2
Target 2035 Allocation.........   1.20%     B              $  71.58                14
Target 2035 Allocation.........   1.25%     B              $  59.99                 1
Target 2035 Allocation.........   1.30%     B              $  67.52                --
Target 2035 Allocation.........   1.34%     B              $  71.34                72
Target 2035 Allocation.........   1.35%     B              $  71.32                --
Target 2035 Allocation.........   1.45%     B              $  71.16                --
Target 2045 Allocation.........   0.50%     B              $  69.65                --
Target 2045 Allocation.........   0.70%     B              $  69.33                --
Target 2045 Allocation.........   0.90%     B              $  69.01                 1
Target 2045 Allocation.........   0.95%     B              $  68.92                 5
Target 2045 Allocation.........   1.10%     B              $  68.68                 1
Target 2045 Allocation.........   1.20%     B              $  68.52                 9
Target 2045 Allocation.........   1.25%     B              $  56.51                 1
Target 2045 Allocation.........   1.30%     B              $  64.32                --
Target 2045 Allocation.........   1.34%     B              $  68.30                52
Target 2045 Allocation.........   1.35%     B              $  68.28                --
Target 2045 Allocation.........   1.45%     B              $  68.12                --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                        Allocation        Allocation            Allocation
                                                     ---------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,871,986      $  2,520,987         $   3,104,111
 Expenses:
  Asset-based charges...............................      2,057,639           657,352             1,087,938
  Less: Reduction for expense limitation............             --                --                    --
                                                      -------------      ------------         -------------
  Net Expenses......................................      2,057,639           657,352             1,087,938
                                                      -------------      ------------         -------------
Net Investment Income (Loss)........................        814,347         1,863,635             2,016,173
                                                      -------------      ------------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (8,307,698)       (2,200,567)           (4,484,879)
  Realized gain distribution from The Trusts........     11,285,680           719,721             2,290,511
                                                      -------------      ------------         -------------
 Net realized gain (loss)...........................      2,977,982        (1,480,846)           (2,194,368)
                                                      -------------      ------------         -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (84,331,136)       (7,222,441)          (19,682,014)
                                                      -------------      ------------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (81,353,154)       (8,703,287)          (21,876,382)
                                                      -------------      ------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (80,538,807)     $ (6,839,652)        $ (19,860,209)
                                                      =============      ============         =============



                                                                                               Crossings       Crossings
                                                        AXA Moderate    AXA Moderate-Plus     Aggressive      Conservative
                                                         Allocation         Allocation      Allocation (a)   Allocation (a)
                                                     ----------------- ------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   58,004,101     $   12,382,164       $   14,510       $  15,259
 Expenses:
  Asset-based charges...............................      22,218,277          6,471,509            2,491             350
  Less: Reduction for expense limitation............      (5,156,747)                --               --              --
                                                      --------------     --------------       ----------       ---------
  Net Expenses......................................      17,061,530          6,471,509            2,491             350
                                                      --------------     --------------       ----------       ---------
Net Investment Income (Loss)........................      40,942,571          5,910,655           12,019          14,909
                                                      --------------     --------------       ----------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (6,391,667)       (16,393,456)            (833)         (6,570)
  Realized gain distribution from The Trusts........      63,639,845         27,231,432            1,385             193
                                                      --------------     --------------       ----------       ---------
 Net realized gain (loss)...........................      57,248,178         10,837,976              552          (6,377)
                                                      --------------     --------------       ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments....................    (539,334,183)      (214,979,717)        (293,012)        (15,452)
                                                      --------------     --------------       ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (482,086,005)      (204,141,741)        (292,460)        (21,829)
                                                      --------------     --------------       ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (441,143,434)    $ (198,231,086)      $ (280,441)      $  (6,920)
                                                      ==============     ==============       ==========       =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          Crossings          Crossings        Crossings
                                                      Conservative-Plus      Moderate       Moderate-Plus
                                                        Allocation (a)    Allocation (a)   Allocation (a)
                                                     ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $ 10,352          $  9,589         $  14,487
 Expenses:
  Asset-based charges...............................            72               151               616
  Less: Reduction for expense limitation............            --                --                --
                                                          --------          --------         ---------
  Net Expenses......................................            72               151               616
                                                          --------          --------         ---------
Net Investment Income (Loss)........................        10,280             9,438            13,871
                                                          --------          --------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            (2)               (7)              (24)
  Realized gain distribution from The Trusts........           465               669               822
                                                          ----------        ----------       ---------
 Net realized gain (loss)...........................           463               662               798
                                                          ----------        ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments....................       (42,655)          (50,514)          (60,040)
                                                          ----------        ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       (42,192)          (49,852)          (59,242)
                                                          ----------        ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $(31,912)         $(40,414)        $ (45,371)
                                                          ==========        ==========       =========



                                                                             EQ/AllianceBernstein
                                                                                 Intermediate
                                                      EQ/AllianceBernstein        Government       EQ/AllianceBernstein
                                                          Common Stock            Securities           International
                                                     ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     48,114,217         $4,121,801           $   20,574,883
 Expenses:
  Asset-based charges...............................          39,506,821          1,564,552                9,569,060
  Less: Reduction for expense limitation............          (6,437,535)           (10,074)                      --
                                                        ----------------         ----------           --------------
  Net Expenses......................................          33,069,286          1,554,478                9,569,060
                                                        ----------------         ----------           --------------
Net Investment Income (Loss)........................          15,044,931          2,567,323               11,005,823
                                                        ----------------         ----------           --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (65,116,116)          (565,335)              (5,227,987)
  Realized gain distribution from The Trusts........                  --                 --               12,100,887
                                                        ----------------         ----------           --------------
 Net realized gain (loss)...........................         (65,116,116)          (565,335)               6,872,900
                                                        ----------------         ----------           --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (1,473,150,946)           871,480             (494,553,038)
                                                        ----------------         ----------           --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (1,538,267,062)           306,145             (487,680,138)
                                                        ----------------         ----------           --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (1,523,222,131)        $2,873,468           $ (476,674,315)
                                                        ================         ==========           ==============



                                                      EQ/AllianceBernstein
                                                           Small Cap
                                                             Growth
                                                     ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $       22,673
 Expenses:
  Asset-based charges...............................         3,925,209
  Less: Reduction for expense limitation............                --
                                                        --------------
  Net Expenses......................................         3,925,209
                                                        --------------
Net Investment Income (Loss)........................        (3,902,536)
                                                        --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (11,101,437)
  Realized gain distribution from The Trusts........           408,698
                                                        --------------
 Net realized gain (loss)...........................       (10,692,739)
                                                        --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (155,495,800)
                                                        --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (166,188,539)
                                                        --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (170,091,075)
                                                        ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                        EQ/AXA Rosenberg    EQ/BlackRock
                                                          EQ/Ariel        Value Long/        Basic Value
                                                      Appreciation II     Short Equity         Equity
                                                     ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     20,021       $   15,339       $    5,322,924
 Expenses:
  Asset-based charges...............................         31,661          107,786            4,093,495
  Less: Reduction for expense limitation............             --               --                   --
                                                       ------------       ----------       --------------
  Net Expenses......................................         31,661          107,786            4,093,495
                                                       ------------       ----------       --------------
Net Investment Income (Loss)........................        (11,640)         (92,447)           1,229,429
                                                       ------------       ----------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (170,943)        (298,449)         (11,617,300)
  Realized gain distribution from The Trusts........          8,977               --            1,493,974
                                                       ------------       ----------       --------------
 Net realized gain (loss)...........................       (161,966)        (298,449)         (10,123,326)
                                                       ------------       ----------       --------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (1,035,579)        (256,663)        (131,981,904)
                                                       ------------       ----------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,197,545)        (555,112)        (142,105,230)
                                                       ------------       ----------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (1,209,185)      $ (647,559)      $ (140,875,801)
                                                       ============       ==========       ==============



                                                        EQ/BlackRock       EQ/Boston        EQ/Calvert       EQ/Capital
                                                       International        Advisors         Socially         Guardian
                                                           Value         Equity Income      Responsible        Growth
                                                     ----------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    6,132,655     $   1,212,318    $      54,836    $     30,160
 Expenses:
  Asset-based charges...............................       3,529,385           658,691          236,760         208,662
  Less: Reduction for expense limitation............              --                --               --              --
                                                      --------------     -------------    -------------    ------------
  Net Expenses......................................       3,529,385           658,691          236,760         208,662
                                                      --------------     -------------    -------------    ------------
Net Investment Income (Loss)........................       2,603,270           553,627         (181,924)       (178,502)
                                                      --------------     -------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (5,927,547)       (3,494,276)        (787,061)       (425,655)
  Realized gain distribution from The Trusts........       6,834,196           603,780          261,171              --
                                                      --------------     -------------    -------------    ------------
 Net realized gain (loss)...........................         906,649        (2,890,496)        (525,890)       (425,655)
                                                      --------------     -------------    -------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (154,451,415)      (17,935,820)     (10,088,694)     (7,462,227)
                                                      --------------     -------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (153,544,766)      (20,826,316)     (10,614,584)     (7,887,882)
                                                      --------------     -------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (150,941,496)    $ (20,272,689)   $ (10,796,508)   $ (8,066,384)
                                                      ==============     =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Capital     EQ/Caywood-Scholl      EQ/Davis
                                                          Guardian          High Yield         New York
                                                          Research             Bond            Venture
                                                     ----------------- ------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,848,747      $  2,089,917      $     78,632
 Expenses:
  Asset-based charges...............................       2,598,977           325,091           126,503
  Less: Reduction for expense limitation............              --                --                --
                                                      --------------      ------------      ------------
  Net Expenses......................................       2,598,977           325,091           126,503
                                                      --------------      ------------      ------------
Net Investment Income (Loss)........................        (750,230)        1,764,826           (47,871)
                                                      --------------      ------------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       3,416,225        (1,173,798)       (1,281,484)
  Realized gain distribution from The Trusts........       3,370,951                --                --
                                                      --------------      ------------      ------------
 Net realized gain (loss)...........................       6,787,176        (1,173,798)       (1,281,484)
                                                      --------------      ------------      ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (102,470,066)       (6,229,560)       (4,244,181)
                                                      --------------      ------------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (95,682,890)       (7,403,358)       (5,525,665)
                                                      --------------      ------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $  (96,433,120)     $ (5,638,532)     $ (5,573,536)
                                                      ==============      ============      ============



                                                                          EQ/Evergreen
                                                          EQ/Equity      International    EQ/Evergreen      EQ/Franklin
                                                          500 Index           Bond            Omega            Income
                                                     ------------------ --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   15,514,331    $   9,421,745    $    145,301     $   4,862,777
 Expenses:
  Asset-based charges...............................       10,922,164          607,983         317,527         1,009,869
  Less: Reduction for expense limitation............               --               --              --                --
                                                       --------------    -------------    ------------     -------------
  Net Expenses......................................       10,922,164          607,983         317,527         1,009,869
                                                       --------------    -------------    ------------     -------------
Net Investment Income (Loss)........................        4,592,167        8,813,762        (172,226)        3,852,908
                                                       --------------    -------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (23,394,810)         333,129      (1,301,314)       (6,074,193)
  Realized gain distribution from The Trusts........        8,044,895               --         414,095                --
                                                       --------------    -------------    ------------     -------------
 Net realized gain (loss)...........................      (15,349,915)         333,129        (887,219)       (6,074,193)
                                                       --------------    -------------    ------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (365,439,040)      (8,613,881)     (7,134,040)      (27,747,139)
                                                       --------------    -------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (380,788,955)      (8,280,752)     (8,021,259)      (33,821,332)
                                                       --------------    -------------    ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (376,196,788)   $     533,010    $ (8,193,485)    $ (29,968,424)
                                                       ==============    =============    ============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                        EQ/Franklin
                                                       EQ/Franklin       Templeton         EQ/GAMCO
                                                        Small Cap         Founding        Mergers and
                                                          Value           Strategy       Acquisitions
                                                     --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     76,517     $   1,540,674     $     65,135
 Expenses:
  Asset-based charges...............................        97,735           412,942          158,000
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------     -------------     ------------
  Net Expenses......................................        97,735           412,942          158,000
                                                      ------------     -------------     ------------
Net Investment Income (Loss)........................       (21,218)        1,127,732          (92,865)
                                                      ------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,222,983)       (2,009,626)        (513,837)
  Realized gain distribution from The Trusts........            --                66          500,175
                                                      ------------     -------------     ------------
 Net realized gain (loss)...........................    (1,222,983)       (2,009,560)         (13,662)
                                                      ------------     -------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (2,122,181)      (14,564,276)      (1,945,925)
                                                      ------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (3,345,164)      (16,573,836)      (1,959,587)
                                                      ------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (3,366,382)    $ (15,446,104)    $ (2,052,452)
                                                      ============     =============     ============



                                                          EQ/GAMCO
                                                       Small Company    EQ/International   EQ/International     EQ/JPMorgan
                                                           Value            Core PLUS           Growth           Core Bond
                                                     ----------------- ------------------ ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     777,852     $   1,671,520      $     347,045      $   5,104,480
 Expenses:
  Asset-based charges...............................       1,611,825         1,346,049            455,970          1,530,506
  Less: Reduction for expense limitation............              --                --                 --                 --
                                                       -------------     -------------      -------------      -------------
  Net Expenses......................................       1,611,825         1,346,049            455,970          1,530,506
                                                       -------------     -------------      -------------      -------------
Net Investment Income (Loss)........................        (833,973)          325,471           (108,925)         3,573,974
                                                       -------------     -------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,750,205)       (6,745,634)        (3,970,480)        (4,122,185)
  Realized gain distribution from The Trusts........       4,443,018         1,553,968            688,846                 --
                                                       -------------     -------------      -------------      -------------
 Net realized gain (loss)...........................         692,813        (5,191,666)        (3,281,634)        (4,122,185)
                                                       -------------     -------------      -------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (46,509,043)      (54,193,771)       (14,766,721)       (12,656,245)
                                                       -------------     -------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (45,816,230)      (59,385,437)       (18,048,355)       (16,778,430)
                                                       -------------     -------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (46,650,203)    $ (59,059,966)     $ (18,157,280)     $ (13,204,456)
                                                       =============     =============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/JPMorgan        EQ/Large         EQ/Large
                                                           Value           Cap Core        Cap Growth
                                                       Opportunities         PLUS            Index
                                                     ----------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     902,280    $     48,635     $     163,440
 Expenses:
  Asset-based charges...............................         652,281         169,976         1,498,774
  Less: Reduction for expense limitation............              --              --                --
                                                       -------------    ------------     -------------
  Net Expenses......................................         652,281         169,976         1,498,774
                                                       -------------    ------------     -------------
Net Investment Income (Loss)........................         249,999        (121,341)       (1,335,334)
                                                       -------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,530,120)       (670,634)        4,067,252
  Realized gain distribution from The Trusts........         535,001              --                --
                                                       -------------    ------------     -------------
 Net realized gain (loss)...........................      (2,995,119)       (670,634)        4,067,252
                                                       -------------    ------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (22,076,352)     (5,301,246)      (55,074,446)
                                                       -------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (25,071,471)     (5,971,880)      (51,007,194)
                                                       -------------    ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (24,821,472)   $ (6,093,221)    $ (52,342,528)
                                                       =============    ============     =============



                                                          EQ/Large          EQ/Large          EQ/Large
                                                         Cap Growth        Cap Value         Cap Value        EQ/Long
                                                            PLUS             Index              PLUS         Term Bond
                                                     ----------------- ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      281,016     $     202,878    $   33,751,086    $1,297,857
 Expenses:
  Asset-based charges...............................       3,424,117           180,996        14,665,772       320,173
  Less: Reduction for expense limitation............              --                --                --            --
                                                      --------------     -------------    --------------    ----------
  Net Expenses......................................       3,424,117           180,996        14,665,772       320,173
                                                      --------------     -------------    --------------    ----------
Net Investment Income (Loss)........................      (3,143,101)           21,882        19,085,314       977,684
                                                      --------------     -------------    --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      19,106,098        (2,887,116)     (117,593,521)      (64,608)
  Realized gain distribution from The Trusts........              --           384,876                --       147,148
                                                      --------------     -------------    --------------    ----------
 Net realized gain (loss)...........................      19,106,098        (2,502,240)     (117,593,521)       82,540
                                                      --------------     -------------    --------------    ----------
  Change in unrealized appreciation
   (depreciation) of investments....................    (136,936,125)       (8,932,464)     (513,769,969)     (273,561)
                                                      --------------     -------------    --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (117,830,027)      (11,434,704)     (631,363,490)     (191,021)
                                                      --------------     -------------    --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (120,973,128)    $ (11,412,822)   $ (612,278,176)   $  786,663
                                                      ==============     =============    ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Lord Abbett
                                                          Growth      EQ/Lord Abbett   EQ/Lord Abbett
                                                        and Income    Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    214,583     $    108,768    $     395,201
 Expenses:
  Asset-based charges...............................       176,715          107,182          317,728
  Less: Reduction for expense limitation............            --               --               --
                                                      ------------     ------------    -------------
  Net Expenses......................................       176,715          107,182          317,728
                                                      ------------     ------------    -------------
Net Investment Income (Loss)........................        37,868            1,586           77,473
                                                      ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,168,697)        (481,781)      (2,909,752)
  Realized gain distribution from The Trusts........        34,577           56,068          730,041
                                                      ------------     ------------    -------------
 Net realized gain (loss)...........................    (1,134,120)        (425,713)      (2,179,711)
                                                      ------------     ------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (5,128,693)      (2,745,634)     (10,166,453)
                                                      ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (6,262,813)      (3,171,347)     (12,346,164)
                                                      ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (6,224,945)    $ (3,169,761)   $ (12,268,691)
                                                      ============     ============    =============



                                                         EQ/Marsico          EQ/Mid          EQ/Mid Cap        EQ/Money
                                                           Focus           Cap Index         Value PLUS         Market
                                                     ----------------- ----------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    3,541,110    $    2,661,655     $    5,155,872    $4,493,277
 Expenses:
  Asset-based charges...............................       4,600,254         3,725,990          4,720,482     2,609,631
  Less: Reduction for expense limitation............              --                --                 --      (136,658)
                                                      --------------    --------------     --------------    ----------
  Net Expenses......................................       4,600,254         3,725,990          4,720,482     2,472,973
                                                      --------------    --------------     --------------    ----------
Net Investment Income (Loss)........................      (1,059,144)       (1,064,335)           435,390     2,020,304
                                                      --------------    --------------     --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,437,013)      (26,822,119)       (55,468,925)     (105,815)
  Realized gain distribution from The Trusts........       3,775,826         3,208,802                 --            --
                                                      --------------    --------------     --------------    ----------
 Net realized gain (loss)...........................       2,338,813       (23,613,317)       (55,468,925)     (105,815)
                                                      --------------    --------------     --------------    ----------
  Change in unrealized appreciation
   (depreciation) of investments....................    (182,613,673)     (161,627,766)      (118,369,545)      100,827
                                                      --------------    --------------     --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (180,274,860)     (185,241,083)      (173,838,470)       (4,988)
                                                      --------------    --------------     --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (181,334,004)   $ (186,305,418)    $ (173,403,080)   $2,015,316
                                                      ==============    ==============     ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Montag &
                                                         Caldwell        EQ/Mutual      EQ/Oppenheimer
                                                          Growth           Shares           Global
                                                     --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     50,740     $   1,171,675     $    178,275
 Expenses:
  Asset-based charges...............................       263,205           399,839          166,347
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------     -------------     ------------
  Net Expenses......................................       263,205           399,839          166,347
                                                      ------------     -------------     ------------
Net Investment Income (Loss)........................      (212,465)          771,836           11,928
                                                      ------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (2,187,194)       (2,664,102)      (1,245,880)
  Realized gain distribution from The Trusts........            --                --           20,394
                                                      ------------     -------------     ------------
 Net realized gain (loss)...........................    (2,187,194)       (2,664,102)      (1,225,486)
                                                      ------------     -------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (6,482,375)      (12,846,304)      (5,554,854)
                                                      ------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (8,669,569)      (15,510,406)      (6,780,340)
                                                      ------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (8,882,034)    $ (14,738,570)    $ (6,768,412)
                                                      ============     =============     ============



                                                      EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street      Main Street       EQ/PIMCO         EQ/Quality
                                                        Opportunity       Small Cap       Real Return       Bond PLUS
                                                     ---------------- ---------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   12,462      $      7,317    $   2,856,410     $   7,434,453
 Expenses:
  Asset-based charges...............................        21,952           103,725        1,112,807         1,853,563
  Less: Reduction for expense limitation............            --                --               --                --
                                                        ----------      ------------    -------------     -------------
  Net Expenses......................................        21,952           103,725        1,112,807         1,853,563
                                                        ----------      ------------    -------------     -------------
Net Investment Income (Loss)........................        (9,490)          (96,408)       1,743,603         5,580,890
                                                        ----------      ------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (399,998)         (726,952)         850,349        (2,216,272)
  Realized gain distribution from The Trusts........            --            16,689        5,540,228                --
                                                        ----------      ------------    -------------     -------------
 Net realized gain (loss)...........................      (399,998)         (710,263)       6,390,577        (2,216,272)
                                                        ----------      ------------    -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      (473,293)       (3,085,158)     (15,964,235)      (14,353,793)
                                                        ----------      ------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      (873,291)       (3,795,421)      (9,573,658)      (16,570,065)
                                                        ----------      ------------    -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ (882,781)     $ (3,891,829)   $  (7,830,055)    $ (10,989,175)
                                                        ==========      ============    =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                      Duration Bond    Company Index      Growth Stock
                                                     --------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     737,037    $   1,217,643     $       2,486
 Expenses:
  Asset-based charges...............................        156,210        1,806,463           932,638
  Less: Reduction for expense limitation............             --               --                --
                                                      -------------    -------------     -------------
  Net Expenses......................................        156,210        1,806,463           932,638
                                                      -------------    -------------     -------------
Net Investment Income (Loss)........................        580,827         (588,820)         (930,152)
                                                      -------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (56,203)      (6,946,518)         (146,869)
  Realized gain distribution from The Trusts........             --       11,821,481            15,328
                                                      -------------    -------------     -------------
 Net realized gain (loss)...........................        (56,203)       4,874,963          (131,541)
                                                      -------------    -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       (945,657)     (62,108,789)      (37,069,536)
                                                      -------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,001,860)     (57,233,826)      (37,201,077)
                                                      -------------    -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    (421,033)   $ (57,822,646)    $ (38,131,229)
                                                      =============    =============     =============



                                                                                                          EQ/Van Kampen
                                                       EQ/Templeton     EQ/UBS Growth    EQ/Van Kampen   Emerging Markets
                                                          Growth          and Income        Comstock          Equity
                                                     ---------------- ----------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     416,853     $     268,917    $    365,081    $      648,031
 Expenses:
  Asset-based charges...............................        317,816           290,584         244,292         5,898,313
  Less: Reduction for expense limitation............             --                --              --                --
                                                      -------------     -------------    ------------    --------------
  Net Expenses......................................        317,816           290,584         244,292         5,898,313
                                                      -------------     -------------    ------------    --------------
Net Investment Income (Loss)........................         99,037           (21,667)        120,789        (5,250,282)
                                                      -------------     -------------    ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,428,990)       (1,543,509)     (2,408,607)      (37,603,157)
  Realized gain distribution from The Trusts........             --                --         170,684        23,183,321
                                                      -------------     -------------    ------------    --------------
 Net realized gain (loss)...........................     (2,428,990)       (1,543,509)     (2,237,923)      (14,419,836)
                                                      -------------     -------------    ------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (10,487,063)       (9,581,713)     (6,432,976)     (337,518,583)
                                                      -------------     -------------    ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (12,916,053)      (11,125,222)     (8,670,899)     (351,938,419)
                                                      -------------     -------------    ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (12,817,016)    $ (11,146,889)   $ (8,550,110)   $ (357,188,701)
                                                      =============     =============    ============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Van Kampen                       Multimanager
                                                          Mid Cap       EQ/Van Kampen       Aggressive
                                                          Growth         Real Estate          Equity
                                                     ---------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --     $   2,834,096     $    3,253,650
 Expenses:
  Asset-based charges...............................        567,833         1,523,113          8,878,739
  Less: Reduction for expense limitation............             --                --         (1,888,830)
                                                      -------------     -------------     --------------
  Net Expenses......................................        567,833         1,523,113          6,989,909
                                                      -------------     -------------     --------------
Net Investment Income (Loss)........................       (567,833)        1,310,983         (3,736,259)
                                                      -------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,364,733)      (29,406,627)       (20,690,817)
  Realized gain distribution from The Trusts........             --           889,138                 --
                                                      -------------     -------------     --------------
 Net realized gain (loss)...........................     (5,364,733)      (28,517,489)       (20,690,817)
                                                      -------------     -------------     --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (21,638,650)      (25,009,440)      (366,004,140)
                                                      -------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (27,003,383)      (53,526,929)      (386,694,957)
                                                      -------------     -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (27,571,216)    $ (52,215,946)    $ (390,431,216)
                                                      =============     =============     ==============



                                                                                                         Multimanager
                                                       Multimanager    Multimanager     Multimanager     International
                                                        Core Bond       Health Care      High Yield         Equity
                                                     --------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   3,623,352   $          --    $  14,107,558    $   1,451,486
 Expenses:
  Asset-based charges...............................        927,162         599,501        1,991,954        1,209,448
  Less: Reduction for expense limitation............             --              --               --               --
                                                      -------------   -------------    -------------    -------------
  Net Expenses......................................        927,162         599,501        1,991,954        1,209,448
                                                      -------------   -------------    -------------    -------------
Net Investment Income (Loss)........................      2,696,190        (599,501)      12,115,604          242,038
                                                      -------------   -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (551,550)     (2,426,545)      (7,676,025)      (3,165,661)
  Realized gain distribution from The Trusts........      1,900,054         549,132               --        1,804,608
                                                      -------------   -------------    -------------    -------------
 Net realized gain (loss)...........................      1,348,504      (1,877,413)      (7,676,025)      (1,361,053)
                                                      -------------   -------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (3,335,396)    (12,302,572)     (44,090,725)     (56,360,085)
                                                      -------------   -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,986,892)    (14,179,985)     (51,766,750)     (57,721,138)
                                                      -------------   -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     709,298   $ (14,779,486)   $ (39,651,146)   $ (57,479,100)
                                                      =============   =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager     Multimanager
                                                        Large Cap        Large Cap        Large Cap
                                                       Core Equity        Growth            Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     92,471    $          --    $     924,593
 Expenses:
  Asset-based charges...............................       228,687          437,699          814,350
  Less: Reduction for expense limitation............            --               --               --
                                                      ------------    -------------    -------------
  Net Expenses......................................       228,687          437,699          814,350
                                                      ------------    -------------    -------------
Net Investment Income (Loss)........................      (136,216)        (437,699)         110,243
                                                      ------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (521,501)      (3,321,626)      (5,224,024)
  Realized gain distribution from The Trusts........        39,519            5,715          156,790
                                                      ------------    -------------    -------------
 Net realized gain (loss)...........................      (481,982)      (3,315,911)      (5,067,234)
                                                      ------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (8,184,660)     (15,952,502)     (25,359,359)
                                                      ------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (8,666,642)     (19,268,413)     (30,426,593)
                                                      ------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (8,802,858)   $ (19,706,112)   $ (30,316,350)
                                                      ============    =============    =============



                                                       Multimanager     Multimanager     Multimanager     Multimanager
                                                          Mid Cap          Mid Cap         Small Cap        Small Cap
                                                          Growth            Value           Growth            Value
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --    $     257,861    $          --    $     349,384
 Expenses:
  Asset-based charges...............................        889,679          736,199          585,714        1,810,815
  Less: Reduction for expense limitation............             --               --               --               --
                                                      -------------    -------------    -------------    -------------
  Net Expenses......................................        889,679          736,199          585,714        1,810,815
                                                      -------------    -------------    -------------    -------------
Net Investment Income (Loss)........................       (889,679)        (478,338)        (585,714)      (1,461,431)
                                                      -------------    -------------    -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,480,650)      (6,931,195)      (6,622,875)     (17,678,917)
  Realized gain distribution from The Trusts........        753,641          745,776          180,471          589,202
                                                      -------------    -------------    -------------    -------------
 Net realized gain (loss)...........................     (4,727,009)      (6,185,419)      (6,442,404)     (17,089,715)
                                                      -------------    -------------    -------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (32,293,955)     (18,143,462)     (17,548,296)     (44,901,384)
                                                      -------------    -------------    -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (37,020,964)     (24,328,881)     (23,990,700)     (61,991,099)
                                                      -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (37,910,643)   $ (24,807,219)   $ (24,576,414)   $ (63,452,530)
                                                      =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager     Target 2015
                                                         Technology       Allocation
                                                     ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $          --    $    376,418
 Expenses:
  Asset-based charges...............................       1,302,169         136,916
  Less: Reduction for expense limitation............              --              --
                                                       -------------    ------------
  Net Expenses......................................       1,302,169         136,916
                                                       -------------    ------------
Net Investment Income (Loss)........................      (1,302,169)        239,502
                                                       -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (991,154)     (1,014,487)
  Realized gain distribution from The Trusts........              --         105,853
                                                       -------------    ------------
 Net realized gain (loss)...........................        (991,154)       (908,634)
                                                       -------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     (58,526,063)     (3,370,653)
                                                       -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (59,517,217)     (4,279,287)
                                                       -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (60,819,386)   $ (4,039,785)
                                                       =============    ============



                                                       Target 2025     Target 2035     Target 2045
                                                        Allocation      Allocation      Allocation
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    362,035    $    221,187    $    134,040
 Expenses:
  Asset-based charges...............................       136,053          83,787          58,260
  Less: Reduction for expense limitation............            --              --              --
                                                      ------------    ------------    ------------
  Net Expenses......................................       136,053          83,787          58,260
                                                      ------------    ------------    ------------
Net Investment Income (Loss)........................       225,982         137,400          75,780
                                                      ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (566,737)       (236,873)       (360,393)
  Realized gain distribution from The Trusts........       143,534         117,443         114,117
                                                      ------------    ------------    ------------
 Net realized gain (loss)...........................      (423,203)       (119,430)       (246,276)
                                                      ------------    ------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    (4,418,097)     (3,230,970)     (2,231,300)
                                                      ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    (4,841,300)     (3,350,400)     (2,477,576)
                                                      ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (4,615,318)   $ (3,213,000)   $ (2,401,796)
                                                      ============    ============    ============

-------
(a) Commenced operations on March 31, 2008
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive
                                                            Allocation
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     814,347     $  2,110,936
 Net realized gain (loss) on investments........      2,977,982        9,108,997
 Change in unrealized appreciation
  (depreciation) of investments.................    (84,331,136)      (6,954,750)
                                                  -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................    (80,538,807)       4,265,183
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     62,695,319       54,226,477
  Transfers between funds including
   guaranteed interest account, net.............     14,185,869       34,562,020
  Transfers for contract benefit and
   terminations.................................    (10,686,837)      (8,914,260)
  Contract maintenance charges..................       (375,724)        (170,154)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     65,818,627       79,704,083
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         43,901             (509)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............    (14,676,279)      83,968,757
Net Assets -- Beginning of Period...............    161,377,875       77,409,118
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 146,701,596     $161,377,875
                                                  =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --               --
 Units Redeemed.................................             --               --
                                                  -------------     ------------
 Net Increase (Decrease)........................             --               --
                                                  -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            806              707
 Units Redeemed.................................           (270)            (190)
                                                  -------------     ------------
 Net Increase (Decrease)........................            536              517
                                                  -------------     ------------



                                                        AXA Conservative              AXA Conservative-Plus
                                                           Allocation                       Allocation
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  1,863,635    $  1,173,493    $    2,016,173   $  1,746,797
 Net realized gain (loss) on investments........    (1,480,846)      1,032,966        (2,194,368)     2,435,254
 Change in unrealized appreciation
  (depreciation) of investments.................    (7,222,441)       (841,932)      (19,682,014)    (1,896,227)
                                                  ------------    ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................    (6,839,652)      1,364,527       (19,860,209)     2,285,824
                                                  ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    12,520,766       9,072,870        23,885,189     21,433,036
  Transfers between funds including
   guaranteed interest account, net.............    11,828,528      19,023,354         5,456,214     21,846,163
  Transfers for contract benefit and
   terminations.................................    (6,410,205)     (3,601,931)       (9,704,070)    (6,889,845)
  Contract maintenance charges..................       (44,531)        (20,616)         (120,601)       (61,923)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    17,894,558      24,473,677        19,516,732     36,327,431
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,999                             1,500             47
                                                  ------------    ------------    --------------   ------------
Increase (Decrease) in Net Assets...............    11,057,905      25,838,204          (341,977)    38,613,302
Net Assets -- Beginning of Period...............    44,775,311      18,937,107        80,094,710     41,481,408
                                                  ------------    ------------    --------------   ------------
Net Assets -- End of Period.....................  $ 55,833,216    $ 44,775,311    $   79,752,733   $ 80,094,710
                                                  ============    ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --                --             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           395             327               450            438
 Units Redeemed.................................          (234)           (116)             (284)          (146)
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................           161             211               166            292
                                                  ------------    ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate
                                                              Allocation
                                                 -------------------------------------
                                                        2008               2007
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   40,942,571     $   39,436,364
 Net realized gain (loss) on investments........       57,248,178         62,893,133
 Change in unrealized appreciation
  (depreciation) of investments.................     (539,334,183)       (11,964,149)
                                                   --------------     --------------
 Net increase (decrease) in net assets from
  operations....................................     (441,143,434)        90,365,348
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      158,429,130        151,377,299
  Transfers between funds including
   guaranteed interest account, net.............      (33,272,842)        28,229,318
  Transfers for contract benefit and
   terminations.................................     (163,855,474)      (205,914,111)
  Contract maintenance charges..................       (1,463,668)        (1,218,186)
  Adjustments to net assets allocated to
   contracts in payout period...................        2,078,957           (680,602)
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (38,083,897)       (28,206,282)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (686,814)         2,433,061
                                                   --------------     --------------
Increase (Decrease) in Net Assets...............     (479,914,145)        64,592,127
Net Assets -- Beginning of Period...............    1,765,599,025      1,701,006,898
                                                   --------------     --------------
Net Assets -- End of Period.....................   $1,285,684,880     $1,765,599,025
                                                   ==============     ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            3,112              2,823
 Units Redeemed.................................           (3,729)            (3,432)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (617)              (609)
                                                   --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              419                419
 Units Redeemed.................................             (299)              (210)
                                                   --------------     --------------
 Net Increase (Decrease)........................              120                209
                                                   --------------     --------------



                                                                                        Crossings       Crossings
                                                         AXA Moderate-Plus             Aggressive      Conservative
                                                             Allocation              Allocation (i)   Allocation (i)
                                                 ---------------------------------- ---------------- ---------------
                                                        2008             2007             2008             2008
                                                 ----------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     5,910,655   $   8,409,404     $    12,019      $   14,909
 Net realized gain (loss) on investments........       10,837,976      23,686,021             552          (6,377)
 Change in unrealized appreciation
  (depreciation) of investments.................     (214,979,717)    (15,854,312)       (293,012)        (15,452)
                                                  ---------------   -------------     -----------      ----------
 Net increase (decrease) in net assets from
  operations....................................     (198,231,086)     16,241,113        (280,441)         (6,920)
                                                  ---------------   -------------     -----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      146,284,330     143,019,927         718,726         444,957
  Transfers between funds including
   guaranteed interest account, net.............       30,313,594     119,368,137              --        (351,738)
  Transfers for contract benefit and
   terminations.................................      (39,102,662)    (31,788,962)             --              --
  Contract maintenance charges..................         (893,634)       (456,144)             --              --
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      136,601,628     230,142,958         718,726          93,219
                                                  ---------------   -------------     -----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --             830         200,000         199,999
                                                  ---------------   -------------     -----------      ----------
Increase (Decrease) in Net Assets...............      (61,629,458)    246,384,901         638,285         286,298
Net Assets -- Beginning of Period...............      513,807,219     267,422,318              --              --
                                                  ---------------   -------------     -----------      ----------
Net Assets -- End of Period.....................  $   452,177,761   $ 513,807,219     $   638,285      $  286,298
                                                  ===============   =============     ===========      ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --              --              --
 Units Redeemed.................................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
 Net Increase (Decrease)........................               --              --              --              --
                                                  ---------------   -------------     -----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            1,934           2,052               7               5
 Units Redeemed.................................             (849)           (458)             --              (4)
                                                  ---------------   -------------     -----------      -------------
 Net Increase (Decrease)........................            1,085           1,594               7               1
                                                  ---------------   -------------     -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Crossings          Crossings        Crossings
                                                  Conservative-Plus      Moderate       Moderate-Plus
                                                    Allocation (i)    Allocation (i)   Allocation (i)
                                                 ------------------- ---------------- ----------------
                                                         2008              2008             2008
                                                 ------------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................      $  10,280         $   9,438        $  13,871
 Net realized gain (loss) on investments........            463               662              798
 Change in unrealized appreciation
  (depreciation) of investments.................        (42,655)          (50,514)         (60,040)
                                                      ---------         ---------        ---------
 Net increase (decrease) in net assets from
  operations....................................        (31,912)          (40,414)         (45,371)
                                                      ---------         ---------        ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         46,001            62,500          378,860
  Transfers between funds including
   guaranteed interest account, net.............             --                --          351,738
  Transfers for contract benefit and
   terminations.................................             --              (521)          (1,563)
  Contract maintenance charges..................             --                --               --
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --               --
                                                      ---------         ---------        ---------
Net increase (decrease) in net assets from
 contractowners transactions....................         46,001            61,979          729,035
                                                      ---------         ---------        ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        200,000           200,000          200,001
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets...............        214,089           221,565          883,665
Net Assets -- Beginning of Period...............             --                --               --
                                                      ---------         ---------        ---------
Net Assets -- End of Period.....................      $ 214,089         $ 221,565        $ 883,665
                                                      =========         =========        =========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --                --               --
 Units Redeemed.................................             --                --               --
                                                      ---------         ---------        ---------
 Net Increase (Decrease)........................             --                --               --
                                                      ---------         ---------        ---------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              1                 1               10
 Units Redeemed.................................             --                --               --
                                                      ---------         ---------        ---------
 Net Increase (Decrease)........................              1                 1               10
                                                      ---------         ---------        ---------



                                                                                               EQ/AllianceBernstein
                                                          EQ/AllianceBernstein               Intermediate Government
                                                              Common Stock                          Securities
                                                 -------------------------------------- ----------------------------------
                                                         2008               2007               2008              2007
                                                 ------------------- ------------------ ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      15,044,931    $     (169,655)    $  2,567,323      $   3,903,584
 Net realized gain (loss) on investments........        (65,116,116)       79,901,173         (565,335)          (970,093)
 Change in unrealized appreciation
  (depreciation) of investments.................     (1,473,150,946)       27,484,537          871,480          3,752,005
                                                  -----------------    --------------     ------------      -------------
 Net increase (decrease) in net assets from
  operations....................................     (1,523,222,131)      107,216,055        2,873,468          6,685,496
                                                  -----------------    --------------     ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        115,204,005       163,082,552       11,582,938         10,940,399
  Transfers between funds including
   guaranteed interest account, net.............       (193,747,968)     (288,982,562)       1,361,797         (3,929,382)
  Transfers for contract benefit and
   terminations.................................       (284,343,239)     (485,116,602)     (17,359,434)       (16,055,518)
  Contract maintenance charges..................         (2,113,730)       (2,337,851)        (112,074)           (98,606)
  Adjustments to net assets allocated to
   contracts in payout period...................         11,374,643         1,817,256           27,591             38,353
                                                  -----------------    --------------     ------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       (353,626,289)     (611,537,207)      (4,499,182)        (9,104,754)
                                                  -----------------    --------------     ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (10,895,584)       (4,079,702)         (20,060)           (86,833)
                                                  -----------------    --------------     ------------      -------------
Increase (Decrease) in Net Assets...............     (1,887,744,004)     (508,400,854)      (1,645,774)        (2,506,091)
Net Assets -- Beginning of Period...............      3,679,812,164     4,188,213,018      122,266,788        124,772,879
                                                  -----------------    --------------     ------------      -------------
Net Assets -- End of Period.....................  $   1,792,068,160    $3,679,812,164     $120,621,014      $ 122,266,788
                                                  =================    ==============     ============      =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................                759               752              163                112
 Units Redeemed.................................             (1,971)           (2,345)            (186)              (144)
                                                  -----------------    --------------     ------------      -------------
 Net Increase (Decrease)........................             (1,212)           (1,593)             (23)               (32)
                                                  -----------------    --------------     ------------      -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................                161               214               79                 35
 Units Redeemed.................................               (370)             (388)             (84)               (64)
                                                  -----------------    --------------     ------------      -------------
 Net Increase (Decrease)........................               (209)             (174)              (5)               (29)
                                                  -----------------    --------------     -------------     -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein
                                                            International
                                                 -----------------------------------
                                                        2008              2007
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    11,005,823   $     1,689,847
 Net realized gain (loss) on investments........        6,872,900       156,460,401
 Change in unrealized appreciation
  (depreciation) of investments.................     (494,553,038)      (65,600,773)
                                                  ---------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (476,674,315)       92,549,475
                                                  ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       63,982,209        81,508,287
  Transfers between funds including
   guaranteed interest account, net.............      (38,651,182)        6,171,213
  Transfers for contract benefit and
   terminations.................................      (73,696,145)     (105,427,840)
  Contract maintenance charges..................         (653,989)         (650,594)
  Adjustments to net assets allocated to
   contracts in payout period...................        1,607,709          (876,667)
                                                  ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (47,411,398)      (19,275,601)
                                                  ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (2,437,704)          842,726
                                                  ---------------   ---------------
Increase (Decrease) in Net Assets...............     (526,523,417)       74,116,600
Net Assets -- Beginning of Period...............      964,792,596       890,675,996
                                                  ---------------   ---------------
Net Assets -- End of Period.....................  $   438,269,179   $   964,792,596
                                                  ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              646               803
 Units Redeemed.................................             (931)             (945)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................             (285)             (142)
                                                  ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              171               254
 Units Redeemed.................................             (214)             (195)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................              (43)               59
                                                  ---------------   ---------------



                                                        EQ/AllianceBernstein                   EQ/Ariel
                                                          Small Cap Growth                  Appreciation II
                                                 ---------------------------------- -------------------------------
                                                        2008             2007              2008            2007
                                                 ----------------- ---------------- ----------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,902,536)  $  (5,041,206)    $    (11,640)    $  (31,411)
 Net realized gain (loss) on investments........      (10,692,739)     82,670,344         (161,966)       234,651
 Change in unrealized appreciation
  (depreciation) of investments.................     (155,495,800)    (23,317,507)      (1,035,579)      (295,137)
                                                  ---------------   -------------     ------------     ----------
 Net increase (decrease) in net assets from
  operations....................................     (170,091,075)     54,311,631       (1,209,185)       (91,897)
                                                  ---------------   -------------     ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       25,173,864      30,149,425          260,710        537,998
  Transfers between funds including
   guaranteed interest account, net.............      (16,720,827)    (23,203,648)        (195,688)        17,479
  Transfers for contract benefit and
   terminations.................................      (29,505,104)    (43,266,870)        (193,195)      (448,436)
  Contract maintenance charges..................         (305,569)       (317,674)          (1,409)          (769)
  Adjustments to net assets allocated to
   contracts in payout period...................          950,486        (850,410)              --             --
                                                  ---------------   -------------     ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      (20,407,150)    (37,489,177)        (129,582)       106,272
                                                  ---------------   -------------     ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (806,239)        778,057               --             --
                                                  ---------------   -------------     ------------     ----------
Increase (Decrease) in Net Assets...............     (191,304,464)     17,600,511       (1,338,767)        14,375
Net Assets -- Beginning of Period...............      391,519,934     373,919,423        3,237,190      3,222,815
                                                  ---------------   -------------     ------------     ----------
Net Assets -- End of Period.....................  $   200,215,470   $ 391,519,934     $  1,898,423     $3,237,190
                                                  ===============   =============     ============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              335             371               --             --
 Units Redeemed.................................             (428)           (528)              --             --
                                                  ---------------   -------------     ------------     ----------
 Net Increase (Decrease)........................              (93)           (157)              --             --
                                                  ---------------   -------------     ------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................               64              74               10             16
 Units Redeemed.................................              (99)           (113)             (12)           (15)
                                                  ---------------   -------------     ------------     ----------
 Net Increase (Decrease)........................              (35)            (39)                (2)           1
                                                  ---------------   -------------     ---------------  ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/AXA Rosenberg Value
                                                         Long/Short Equity
                                                 ----------------------------------
                                                       2008              2007
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................    $ (92,447)      $     64,057
 Net realized gain (loss) on investments........     (298,449)           (30,630)
 Change in unrealized appreciation
  (depreciation) of investments.................     (256,663)           134,180
                                                    ---------       ------------
 Net increase (decrease) in net assets from
  operations....................................     (647,559)           167,607
                                                    ---------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,519,397          1,232,476
  Transfers between funds including
   guaranteed interest account, net.............     (925,898)        (1,170,387)
  Transfers for contract benefit and
   terminations.................................     (828,872)          (841,931)
  Contract maintenance charges..................       (5,519)            (4,201)
  Adjustments to net assets allocated to
   contracts in payout period...................           --                 --
                                                    ---------       ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (240,892)          (784,043)
                                                    ---------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               (131)
                                                    ---------       ------------
Increase (Decrease) in Net Assets...............     (888,451)          (616,567)
Net Assets -- Beginning of Period...............    8,993,345          9,609,912
                                                    ---------       ------------
Net Assets -- End of Period.....................    $8,104,894      $  8,993,345
                                                    ==========      ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................           --                 --
 Units Redeemed.................................           --                 --
                                                    ----------      ------------
 Net Increase (Decrease)........................           --                 --
                                                    ----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           65                 36
 Units Redeemed.................................          (67)               (44)
                                                    ----------      ------------
 Net Increase (Decrease)........................           (2)                (8)
                                                    ----------      ------------



                                                            EQ/BlackRock                       EQ/BlackRock
                                                         Basic Value Equity                International Value
                                                 ---------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                 ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     1,229,429   $    (933,078)   $     2,603,270   $   2,127,582
 Net realized gain (loss) on investments........      (10,123,326)     54,500,800            906,649      63,591,750
 Change in unrealized appreciation
  (depreciation) of investments.................     (131,981,904)    (53,893,635)      (154,451,415)    (38,025,776)
                                                  ---------------   -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (140,875,801)       (325,913)      (150,941,496)     27,693,556
                                                  ---------------   -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       35,173,152      42,331,336         36,599,874      49,118,204
  Transfers between funds including
   guaranteed interest account, net.............      (15,090,411)    (11,188,106)       (24,098,212)        222,107
  Transfers for contract benefit and
   terminations.................................      (26,809,274)    (38,515,211)       (22,285,075)    (30,119,561)
  Contract maintenance charges..................         (293,875)       (294,561)          (290,822)       (275,242)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       (7,020,408)     (7,666,542)       (10,074,235)     18,945,508
                                                  ---------------   -------------    ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --            (445)           (53,997)         (1,520)
                                                  ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets...............     (147,896,209)     (7,992,900)      (161,069,728)     46,637,544
Net Assets -- Beginning of Period...............      383,208,474     391,201,374        351,821,662     305,184,118
                                                  ---------------   -------------    ---------------   -------------
Net Assets -- End of Period.....................  $   235,312,265   $ 383,208,474    $   190,751,934   $ 351,821,662
                                                  ===============   =============    ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --                 --              --
 Units Redeemed.................................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
 Net Increase (Decrease)........................               --              --                 --              --
                                                  ---------------   -------------    ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              362             330                457             646
 Units Redeemed.................................             (390)           (362)              (527)           (528)
                                                  ---------------   -------------    ---------------   -------------
 Net Increase (Decrease)........................              (28)            (32)               (70)            118
                                                  ---------------   -------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Boston Advisors
                                                          Equity Income
                                                 --------------------------------
                                                       2008             2007
                                                 ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      553,627   $    353,973
 Net realized gain (loss) on investments........      (2,890,496)     5,871,824
 Change in unrealized appreciation
  (depreciation) of investments.................     (17,935,820)    (5,192,746)
                                                  --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (20,272,689)     1,033,051
                                                  --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,847,391      9,015,589
  Transfers between funds including
   guaranteed interest account, net.............         (42,357)     1,490,840
  Transfers for contract benefit and
   terminations.................................      (3,305,461)    (3,865,927)
  Contract maintenance charges..................         (51,249)       (40,300)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --
                                                  --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,448,324      6,600,202
                                                  --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (14,803)        24,976
                                                  --------------   ------------
Increase (Decrease) in Net Assets...............     (15,839,168)     7,658,229
Net Assets -- Beginning of Period...............      58,381,399     50,723,170
                                                  --------------   ------------
Net Assets -- End of Period.....................  $   42,542,231   $ 58,381,399
                                                  ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --
 Units Redeemed.................................              --             --
                                                  --------------   ------------
 Net Increase (Decrease)........................              --             --
                                                  --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             193            166
 Units Redeemed.................................            (151)          (115)
                                                  --------------   ------------
 Net Increase (Decrease)........................              42             51
                                                  --------------   ------------



                                                            EQ/Calvert                      EQ/Capital
                                                       Socially Responsible              Guardian Growth
                                                 -------------------------------- ------------------------------
                                                       2008             2007            2008           2007
                                                 ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (181,924)  $   (203,327)   $   (178,502)   $   (196,797)
 Net realized gain (loss) on investments........        (525,890)     1,871,539        (425,655)        962,601
 Change in unrealized appreciation
  (depreciation) of investments.................     (10,088,694)       426,570      (7,462,227)       (452,942)
                                                  --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (10,796,508)     2,094,782      (8,066,384)        312,862
                                                  --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,316,280      3,625,295       2,677,038       2,838,215
  Transfers between funds including
   guaranteed interest account, net.............        (849,548)       678,610         625,424       5,339,464
  Transfers for contract benefit and
   terminations.................................        (959,285)    (1,052,026)     (1,135,397)     (1,582,049)
  Contract maintenance charges..................         (29,844)       (28,294)        (15,922)        (12,415)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       1,477,603      3,223,585       2,151,143       6,583,215
                                                  --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............      (1,959,999)                            --              33
                                                  --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets...............     (11,278,904)     5,318,367      (5,915,241)      6,896,110
Net Assets -- Beginning of Period...............      24,115,318     18,796,951      18,094,190      11,198,080
                                                  --------------   ------------    ------------    ------------
Net Assets -- End of Period.....................  $   12,836,414   $ 24,115,318    $ 12,178,949    $ 18,094,190
                                                  ==============   ============    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --              --              --
 Units Redeemed.................................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
 Net Increase (Decrease)........................              --             --              --              --
                                                  --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              65             73             109             138
 Units Redeemed.................................             (48)           (40)            (77)            (58)
                                                  --------------   ------------    ------------    ------------
 Net Increase (Decrease)........................              17             33              32              80
                                                  --------------   ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Capital
                                                       Guardian Research (d)
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      (750,230)  $    (186,099)
 Net realized gain (loss) on investments........        6,787,176      22,267,229
 Change in unrealized appreciation
  (depreciation) of investments.................     (102,470,066)    (29,606,074)
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................      (96,433,120)     (7,524,944)
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       16,071,443      17,892,867
  Transfers between funds including
   guaranteed interest account, net.............      (22,302,307)    117,170,856
  Transfers for contract benefit and
   terminations.................................      (19,626,367)    (22,944,468)
  Contract maintenance charges..................         (167,850)       (145,033)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (26,025,081)    111,974,222
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (49,998)         47,170
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (122,508,199)    104,496,448
Net Assets -- Beginning of Period...............      256,908,128     152,411,680
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   134,399,929   $ 256,908,128
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              209           1,127
 Units Redeemed.................................             (439)           (345)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (230)            782
                                                  ---------------   -------------



                                                        EQ/Caywood-Scholl                  EQ/Davis New
                                                         High Yield Bond                   York Venture
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008            2007
                                                 --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  1,764,826    $  1,535,986    $    (47,871)     $   (2,438)
 Net realized gain (loss) on investments........    (1,173,798)        125,122      (1,281,484)         16,159
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,229,560)     (1,469,113)     (4,244,181)        (75,153)
                                                  ------------    ------------    ------------      ----------
 Net increase (decrease) in net assets from
  operations....................................    (5,638,532)        191,995      (5,573,536)        (61,432)
                                                  ------------    ------------    ------------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,795,393       6,847,343       3,290,446       1,358,012
  Transfers between funds including
   guaranteed interest account, net.............    (1,966,510)      6,094,383       7,856,348       4,705,333
  Transfers for contract benefit and
   terminations.................................    (2,365,155)     (1,754,667)       (837,598)       (179,751)
  Contract maintenance charges..................       (25,633)        (14,010)         (7,190)           (555)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
Net increase (decrease) in net assets from
 contractowners transactions....................       438,095      11,173,049      10,302,006       5,883,039
                                                  ------------    ------------    ------------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           199             (83)          5,661           1,328
                                                  ------------    ------------    ------------      ----------
Increase (Decrease) in Net Assets...............    (5,200,238)     11,364,961       4,734,131       5,822,935
Net Assets -- Beginning of Period...............    27,417,573      16,052,612       6,153,743         330,808
                                                  ------------    ------------    ------------      ----------
Net Assets -- End of Period.....................  $ 22,217,335    $ 27,417,573    $ 10,887,874      $6,153,743
                                                  ============    ============    ============      ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --              --              --
 Units Redeemed.................................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
 Net Increase (Decrease)........................            --              --              --              --
                                                  ------------    ------------    ------------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            94             158             179              69
 Units Redeemed.................................           (91)            (59)            (56)             (8)
                                                  ------------    ------------    ------------      ----------
 Net Increase (Decrease)........................             3              99             123              61
                                                  ------------    ------------    ------------      ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Equity 500 Index
                                                 ------------------------------------
                                                        2008              2007
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     4,592,167    $    2,319,768
 Net realized gain (loss) on investments........      (15,349,915)       68,723,346
 Change in unrealized appreciation
  (depreciation) of investments.................     (365,439,040)      (30,655,199)
                                                  ---------------    --------------
 Net increase (decrease) in net assets from
  operations....................................     (376,196,788)       40,387,915
                                                  ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       71,828,024        87,769,862
  Transfers between funds including
   guaranteed interest account, net.............      (41,819,827)      (18,034,604)
  Transfers for contract benefit and
   terminations.................................      (79,599,773)     (124,054,035)
  Contract maintenance charges..................         (800,310)         (827,668)
  Adjustments to net assets allocated to
   contracts in payout period...................        2,008,573          (437,332)
                                                  ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (48,383,313)      (55,583,777)
                                                  ---------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (1,986,759)         (499,774)
                                                  ---------------    --------------
Increase (Decrease) in Net Assets...............     (426,566,860)      (15,695,636)
Net Assets -- Beginning of Period...............    1,026,337,814     1,042,033,450
                                                  ---------------    --------------
Net Assets -- End of Period.....................  $   599,770,954    $1,026,337,814
                                                  ===============    ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              577               530
 Units Redeemed.................................             (728)             (696)
                                                  ---------------    --------------
 Net Increase (Decrease)........................             (151)             (166)
                                                  ---------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              212               228
 Units Redeemed.................................             (262)             (220)
                                                  ---------------    --------------
 Net Increase (Decrease)........................              (50)                8
                                                  ---------------    --------------



                                                          EQ/Evergreen
                                                       International Bond              EQ/Evergreen Omega
                                                 ------------------------------- ------------------------------
                                                       2008            2007            2008           2007
                                                 --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  8,813,762     $   310,374    $   (172,226)   $   (321,897)
 Net realized gain (loss) on investments........       333,129         295,506        (887,219)      2,429,165
 Change in unrealized appreciation
  (depreciation) of investments.................    (8,613,881)        516,896      (7,134,040)         36,208
                                                  ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................       533,010       1,122,776      (8,193,485)      2,143,476
                                                  ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    11,555,180       3,857,737       2,910,678       3,444,657
  Transfers between funds including
   guaranteed interest account, net.............    24,007,773      11,082,783        (671,200)      2,089,065
  Transfers for contract benefit and
   terminations.................................    (4,367,775)       (879,437)     (1,578,571)     (1,719,036)
  Contract maintenance charges..................       (21,598)         (4,268)        (25,166)        (21,687)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    31,173,580      14,056,815         635,741       3,792,999
                                                  ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        41,321             973         (30,000)         (2,576)
                                                  ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets...............    31,747,911      15,180,564      (7,587,744)      5,933,899
Net Assets -- Beginning of Period...............    22,865,766       7,685,202      28,728,234      22,794,335
                                                  ------------     -----------    ------------    ------------
Net Assets -- End of Period.....................  $ 54,613,677     $22,865,766    $ 21,140,490    $ 28,728,234
                                                  ============     ===========    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --              --              --
 Units Redeemed.................................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
 Net Increase (Decrease)........................            --              --              --              --
                                                  ------------     -----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           609             188             113             140
 Units Redeemed.................................          (339)            (52)           (103)           (102)
                                                  ------------     -----------    ------------    ------------
 Net Increase (Decrease)........................           270             136              10              38
                                                  ------------     -----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Franklin Income
                                                 --------------------------------
                                                       2008             2007
                                                 ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    3,852,908   $  1,886,625
 Net realized gain (loss) on investments........      (6,074,193)       832,287
 Change in unrealized appreciation
  (depreciation) of investments.................     (27,747,139)    (4,316,497)
                                                  --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (29,968,424)    (1,597,585)
                                                  --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      12,803,866     23,595,892
  Transfers between funds including
   guaranteed interest account, net.............      (2,142,548)    56,084,639
  Transfers for contract benefit and
   terminations.................................      (7,522,238)    (4,188,828)
  Contract maintenance charges..................         (61,469)       (13,285)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --
                                                  --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       3,077,611     75,478,418
                                                  --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          22,156          1,579
                                                  --------------   ------------
Increase (Decrease) in Net Assets...............     (26,868,657)    73,882,412
Net Assets -- Beginning of Period...............      86,649,787     12,767,375
                                                  --------------   ------------
Net Assets -- End of Period.....................  $   59,781,130   $ 86,649,787
                                                  ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --
 Units Redeemed.................................              --             --
                                                  --------------   ------------
 Net Increase (Decrease)........................              --             --
                                                  --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             334            834
 Units Redeemed.................................            (314)          (131)
                                                  --------------   ------------
 Net Increase (Decrease)........................              20            703
                                                  --------------   ------------



                                                       EQ/Franklin Small             EQ/Franklin Templeton
                                                           Cap Value                 Founding Strategy (a)
                                                 ------------------------------ --------------------------------
                                                       2008           2007            2008             2007
                                                 --------------- -------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (21,218)   $  (36,893)   $    1,127,732    $   270,550
 Net realized gain (loss) on investments........     (1,222,983)     (398,017)       (2,009,560)       (34,178)
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,122,181)     (559,628)      (14,564,276)      (994,758)
                                                  -------------    ----------    --------------    -----------
 Net increase (decrease) in net assets from
  operations....................................     (3,366,382)     (994,538)      (15,446,104)      (758,386)
                                                  -------------    ----------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      2,193,319     2,793,137        10,927,635      9,979,563
  Transfers between funds including
   guaranteed interest account, net.............      2,782,845     3,782,881         8,279,850     19,011,157
  Transfers for contract benefit and
   terminations.................................       (413,615)     (394,344)       (1,805,323)      (402,681)
  Contract maintenance charges..................         (9,204)       (2,277)          (47,453)        (2,861)
  Adjustments to net assets allocated to
   contracts in payout period...................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      4,553,345     6,179,397        17,354,709     28,585,178
                                                  -------------    ----------    --------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,065           935               641            358
                                                  -------------    ----------    --------------    -----------
Increase (Decrease) in Net Assets...............      1,188,028     5,185,794         1,909,246     27,827,150
Net Assets -- Beginning of Period...............      6,401,852     1,216,058        27,827,150             --
                                                  -------------    ----------    --------------    -----------
Net Assets -- End of Period.....................  $   7,589,880    $6,401,852    $   29,736,396    $27,827,150
                                                  =============    ==========    ==============    ===========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --            --                --             --
 Units Redeemed.................................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
 Net Increase (Decrease)........................             --            --                --             --
                                                  -------------    ----------    --------------    -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            126           124               295            308
 Units Redeemed.................................            (74)          (69)              (86)           (16)
                                                  -------------    ----------    --------------    -----------
 Net Increase (Decrease)........................             52            55               209            292
                                                  -------------    ----------    --------------    -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO
                                                           Mergers and                    EQ/GAMCO Small
                                                          Acquisitions                     Company Value
                                                 ------------------------------- ---------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (92,865)    $   (48,849)   $    (833,973)    $   (801,974)
 Net realized gain (loss) on investments........       (13,662)        829,987          692,813        9,269,003
 Change in unrealized appreciation
  (depreciation) of investments.................    (1,945,925)       (681,020)     (46,509,043)      (3,368,670)
                                                  ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................    (2,052,452)        100,118      (46,650,203)       5,098,359
                                                  ------------     -----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,818,788       2,835,548       27,748,549       27,902,521
  Transfers between funds including
   guaranteed interest account, net.............    (1,148,320)      3,076,086       11,624,800       35,891,164
  Transfers for contract benefit and
   terminations.................................      (885,038)       (704,858)      (8,616,880)      (7,459,799)
  Contract maintenance charges..................        (9,933)         (5,236)        (139,044)         (72,198)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       775,497       5,201,540       30,617,425       56,261,688
                                                  ------------     -----------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --           28,542            3,666
                                                  ------------     -----------    -------------     ------------
Increase (Decrease) in Net Assets...............    (1,276,955)      5,301,658      (16,004,236)      61,363,713
Net Assets -- Beginning of Period...............    12,894,827       7,593,169      127,593,090       66,229,377
                                                  ------------     -----------    -------------     ------------
Net Assets -- End of Period.....................  $ 11,617,872     $12,894,827    $ 111,588,854     $127,593,090
                                                  ============     ===========    =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --               --               --
 Units Redeemed.................................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
 Net Increase (Decrease)........................            --              --               --               --
                                                  ------------     -----------    -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            55              72              507              627
 Units Redeemed.................................           (48)            (29)            (260)            (245)
                                                  ------------     -----------    -------------     ------------
 Net Increase (Decrease)........................             7              43              247              382
                                                  ------------     -----------    -------------     ------------



                                                         EQ/International
                                                             Core PLUS
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      325,471   $    (965,442)
 Net realized gain (loss) on investments........      (5,191,666)     31,948,219
 Change in unrealized appreciation
  (depreciation) of investments.................     (54,193,771)    (17,185,462)
                                                  --------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (59,059,966)     13,797,315
                                                  --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      15,550,576      15,927,821
  Transfers between funds including
   guaranteed interest account, net.............       9,540,290      (2,181,941)
  Transfers for contract benefit and
   terminations.................................      (7,693,350)     (8,910,167)
  Contract maintenance charges..................        (105,397)       (101,727)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                  --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      17,292,119       4,733,986
                                                  --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          10,002            (558)
                                                  --------------   -------------
Increase (Decrease) in Net Assets...............     (41,757,845)     18,530,743
Net Assets -- Beginning of Period...............     117,075,268      98,544,525
                                                  --------------   -------------
Net Assets -- End of Period.....................  $   75,317,423   $ 117,075,268
                                                  ==============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --              --
 Units Redeemed.................................              --              --
                                                  --------------   -------------
 Net Increase (Decrease)........................              --              --
                                                  --------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             362             245
 Units Redeemed.................................            (221)           (211)
                                                  --------------   -------------
 Net Increase (Decrease)........................             141              34
                                                  --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/International                    EQ/JPMorgan
                                                              Growth                          Core Bond
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (108,925)  $   (150,780)   $   3,573,974    $   4,403,675
 Net realized gain (loss) on investments........      (3,281,634)     3,579,708       (4,122,185)        (611,538)
 Change in unrealized appreciation
  (depreciation) of investments.................     (14,766,721)      (488,119)     (12,656,245)      (1,452,592)
                                                  --------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (18,157,280)     2,940,809      (13,204,456)       2,339,545
                                                  --------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       6,293,250      6,425,226       13,206,333       20,388,546
  Transfers between funds including
   guaranteed interest account, net.............       2,798,332     17,639,200      (18,239,438)       9,508,305
  Transfers for contract benefit and
   terminations.................................      (2,438,762)    (2,172,958)     (13,830,099)     (11,711,887)
  Contract maintenance charges..................         (25,745)       (13,640)        (130,276)        (105,402)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       6,627,075     21,877,828      (18,993,480)      18,079,562
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           8,003             15               --            2,470
                                                  --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (11,522,202)    24,818,652      (32,197,936)      20,421,577
Net Assets -- Beginning of Period...............      37,401,590     12,582,938      138,134,888      117,713,311
                                                  --------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   25,879,388   $ 37,401,590    $ 105,936,952    $ 138,134,888
                                                  ==============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --               --               --
 Units Redeemed.................................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             180            264              204              390
 Units Redeemed.................................            (138)          (125)            (375)            (235)
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              42            139             (171)             155
                                                  --------------   ------------    -------------    -------------



                                                            EQ/JPMorgan
                                                        Value Opportunities
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      249,999   $       24,403
 Net realized gain (loss) on investments........      (2,995,119)      17,992,197
 Change in unrealized appreciation
  (depreciation) of investments.................     (22,076,352)     (20,010,281)
                                                  --------------   --------------
 Net increase (decrease) in net assets from
  operations....................................     (24,821,472)      (1,993,681)
                                                  --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       4,855,022        6,277,163
  Transfers between funds including
   guaranteed interest account, net.............      (4,840,477)         604,651
  Transfers for contract benefit and
   terminations.................................      (5,774,319)      (8,766,805)
  Contract maintenance charges..................         (50,500)         (51,440)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                  --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (5,810,274)      (1,936,431)
                                                  --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (14,999)             248
                                                  --------------   --------------
Increase (Decrease) in Net Assets...............     (30,646,745)      (3,929,864)
Net Assets -- Beginning of Period...............      64,848,110       68,777,974
                                                  --------------   --------------
Net Assets -- End of Period.....................  $   34,201,365   $   64,848,110
                                                  ==============   ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                  --------------   --------------
 Net Increase (Decrease)........................              --               --
                                                  --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              65              130
 Units Redeemed.................................            (116)            (144)
                                                  --------------   --------------
 Net Increase (Decrease)........................             (51)             (14)
                                                  --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Large Cap                     EQ/Large Cap
                                                            Core PLUS                      Growth Index
                                                 ------------------------------- ---------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (121,341)  $    (10,125)   $  (1,335,334)   $  (1,864,505)
 Net realized gain (loss) on investments........       (670,634)     4,855,971        4,067,252       13,405,080
 Change in unrealized appreciation
  (depreciation) of investments.................     (5,301,246)    (4,430,562)     (55,074,446)       5,205,658
                                                  -------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (6,093,221)       415,284      (52,342,528)      16,746,233
                                                  -------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      1,320,883      1,614,149        9,599,691       12,179,733
  Transfers between funds including
   guaranteed interest account, net.............        285,015       (548,377)      (5,913,078)     (11,077,052)
  Transfers for contract benefit and
   terminations.................................     (1,215,245)    (2,280,097)     (11,688,324)     (18,052,807)
  Contract maintenance charges..................        (12,113)       (12,511)        (137,871)        (142,188)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................        378,540     (1,226,836)      (8,139,582)     (17,092,314)
                                                  -------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (35,000)            --               --              166
                                                  -------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (5,749,681)      (811,552)     (60,482,110)        (345,915)
Net Assets -- Beginning of Period...............     15,614,899     16,426,451      145,863,839      146,209,754
                                                  -------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   9,865,218   $ 15,614,899    $  85,381,729    $ 145,863,839
                                                  =============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --             --               --               --
 Units Redeemed.................................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
 Net Increase (Decrease)........................             --             --               --               --
                                                  -------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             52             33              332              325
 Units Redeemed.................................            (48)           (45)            (461)            (566)
                                                  -------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              4            (12)            (129)            (241)
                                                  -------------   ------------    -------------    -------------



                                                            EQ/Large Cap
                                                            Growth PLUS
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,143,101)  $  (3,134,794)
 Net realized gain (loss) on investments........       19,106,098      19,023,896
 Change in unrealized appreciation
  (depreciation) of investments.................     (136,936,125)     25,806,328
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (120,973,128)     41,695,430
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       18,447,472      20,536,509
  Transfers between funds including
   guaranteed interest account, net.............      (14,291,967)    (15,381,909)
  Transfers for contract benefit and
   terminations.................................      (24,397,661)    (37,777,013)
  Contract maintenance charges..................         (301,773)       (313,495)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (20,543,929)    (32,935,908)
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (10,000)          2,255
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (141,527,057)      8,761,777
Net Assets -- Beginning of Period...............      323,038,974     314,277,197
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   181,511,917   $ 323,038,974
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              292             283
 Units Redeemed.................................             (450)           (500)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (158)           (217)
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Large Cap
                                                            Value Index
                                                 ----------------------------------
                                                        2008              2007
                                                 ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $      21,882     $   (270,230)
 Net realized gain (loss) on investments........      (2,502,240)         857,237
 Change in unrealized appreciation
  (depreciation) of investments.................      (8,932,464)      (2,224,944)
                                                   -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (11,412,822)      (1,637,937)
                                                   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       2,580,692        4,286,445
  Transfers between funds including
   guaranteed interest account, net.............      (2,440,801)         837,601
  Transfers for contract benefit and
   terminations.................................        (887,373)      (1,401,094)
  Contract maintenance charges..................         (14,772)         (14,476)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                   -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        (762,254)       3,708,476
                                                   -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           2,999               --
                                                   -------------     ------------
Increase (Decrease) in Net Assets...............     (12,172,077)       2,070,539
Net Assets -- Beginning of Period...............      20,937,673       18,867,134
                                                   -------------     ------------
Net Assets -- End of Period.....................   $   8,765,596     $ 20,937,673
                                                   =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                   -------------     ------------
 Net Increase (Decrease)........................              --               --
                                                   -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              93               79
 Units Redeemed.................................             (96)             (46)
                                                   -------------     ------------
 Net Increase (Decrease)........................              (3)              33
                                                   -------------     ------------



                                                             EQ/Large Cap
                                                            Value PLUS (h)                   EQ/Long Term Bond
                                                 ------------------------------------ -------------------------------
                                                        2008              2007              2008            2007
                                                 ----------------- ------------------ --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    19,085,314    $   12,731,681    $    977,684    $    643,589
 Net realized gain (loss) on investments........     (117,593,521)      163,919,688          82,540         (55,376)
 Change in unrealized appreciation
  (depreciation) of investments.................     (513,769,969)     (266,779,879)       (273,561)        705,823
                                                  ---------------    --------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (612,278,176)      (90,128,510)        786,663       1,294,036
                                                  ---------------    --------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      100,501,570       103,244,325       4,714,511       4,804,772
  Transfers between funds including
   guaranteed interest account, net.............     (143,263,597)    1,088,938,159      (1,849,963)      1,763,155
  Transfers for contract benefit and
   terminations.................................     (115,761,488)      (94,156,283)     (1,498,825)     (1,651,942)
  Contract maintenance charges..................       (1,079,734)         (692,001)        (26,071)        (16,051)
  Adjustments to net assets allocated to
   contracts in payout period...................        3,533,417        (7,127,679)             --              --
                                                  ---------------    --------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (156,069,832)    1,090,206,521       1,339,652       4,899,934
                                                  ---------------    --------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (3,373,572)        6,734,139           2,002            (116)
                                                  ---------------    --------------    ------------    ------------
Increase (Decrease) in Net Assets...............     (771,721,580)    1,006,812,150       2,128,317       6,193,854
Net Assets -- Beginning of Period...............    1,507,400,324       500,588,174      23,945,843      17,751,989
                                                  ---------------    --------------    ------------    ------------
Net Assets -- End of Period.....................  $   735,678,744    $1,507,400,324    $ 26,074,160    $ 23,945,843
                                                  ===============    ==============    ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            1,191            10,615              --              --
 Units Redeemed.................................           (2,292)           (1,228)             --              --
                                                  ---------------    --------------    ------------    ------------
 Net Increase (Decrease)........................           (1,101)            9,387              --              --
                                                  ---------------    --------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              139             1,238             123             120
 Units Redeemed.................................             (497)           (2,995)           (110)            (73)
                                                  ---------------    --------------    ------------    ------------
 Net Increase (Decrease)........................             (358)           (1,757)             13              47
                                                  ---------------    --------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lord Abbett
                                                        Growth and Income
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     37,868    $    (18,308)
 Net realized gain (loss) on investments........    (1,134,120)      1,258,890
 Change in unrealized appreciation
  (depreciation) of investments.................    (5,128,693)       (973,321)
                                                  ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................    (6,224,945)        267,261
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,828,588       3,683,315
  Transfers between funds including
   guaranteed interest account, net.............    (1,398,885)      2,274,262
  Transfers for contract benefit and
   terminations.................................      (955,928)     (1,524,893)
  Contract maintenance charges..................       (13,272)         (9,951)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       460,503       4,422,733
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,801              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............    (5,758,641)      4,689,994
Net Assets -- Beginning of Period...............    16,386,315      11,696,321
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 10,627,674    $ 16,386,315
                                                  ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            57              87
 Units Redeemed.................................           (52)            (52)
                                                  ------------    ------------
 Net Increase (Decrease)........................             5              35
                                                  ------------    ------------



                                                         EQ/Lord Abbett                 EQ/Lord Abbett
                                                         Large Cap Core                  Mid Cap Value
                                                 ------------------------------ -------------------------------
                                                       2008           2007            2008            2007
                                                 --------------- -------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $       1,586    $  (25,395)   $       77,473   $   (172,634)
 Net realized gain (loss) on investments........       (425,713)      536,330        (2,179,711)     3,605,628
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,745,634)      (70,442)      (10,166,453)    (4,638,663)
                                                  -------------    ----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (3,169,761)      440,493       (12,268,691)    (1,205,669)
                                                  -------------    ----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      1,635,333     1,471,773         5,001,653      6,183,702
  Transfers between funds including
   guaranteed interest account, net.............      4,283,668     1,723,403           533,313      8,576,856
  Transfers for contract benefit and
   terminations.................................       (788,437)     (654,159)       (1,823,073)    (2,458,593)
  Contract maintenance charges..................         (6,477)       (3,409)          (22,197)       (13,770)
  Adjustments to net assets allocated to
   contracts in payout period...................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,124,087     2,537,608         3,689,696     12,288,195
                                                  -------------    ----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            999            --               500             96
                                                  -------------    ----------    --------------   ------------
Increase (Decrease) in Net Assets...............      1,955,325     2,978,101        (8,578,495)    11,082,622
Net Assets -- Beginning of Period...............      7,111,640     4,133,539        28,444,914     17,362,292
                                                  -------------    ----------    --------------   ------------
Net Assets -- End of Period.....................  $   9,066,965    $7,111,640    $   19,866,419   $ 28,444,914
                                                  =============    ==========    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --            --                --             --
 Units Redeemed.................................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
 Net Increase (Decrease)........................             --            --                --             --
                                                  -------------    ----------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             82            35               116            186
 Units Redeemed.................................            (32)          (16)              (78)           (95)
                                                  -------------    ----------    --------------   ------------
 Net Increase (Decrease)........................             50            19                38             91
                                                  -------------    ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Marsico Focus
                                                 ----------------------------------
                                                        2008             2007
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (1,059,144)  $  (4,048,295)
 Net realized gain (loss) on investments........        2,338,813      52,164,132
 Change in unrealized appreciation
  (depreciation) of investments.................     (182,613,673)     (4,405,374)
                                                  ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (181,334,004)     43,710,463
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       62,704,915      68,588,667
  Transfers between funds including
   guaranteed interest account, net.............        5,358,563       5,403,951
  Transfers for contract benefit and
   terminations.................................      (25,940,513)    (28,067,356)
  Contract maintenance charges..................         (401,683)       (339,839)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       41,721,282      45,585,423
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           41,898         (42,238)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............     (139,570,824)     89,253,648
Net Assets -- Beginning of Period...............      411,148,712     321,895,064
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   271,577,888   $ 411,148,712
                                                  ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --
 Units Redeemed.................................               --              --
                                                  ---------------   -------------
 Net Increase (Decrease)........................               --              --
                                                  ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              834             732
 Units Redeemed.................................             (538)           (447)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              296             285
                                                  ---------------   -------------



                                                                                                EQ/Mid Cap
                                                          EQ/Mid Cap Index                      Value PLUS
                                                 ---------------------------------- -----------------------------------
                                                        2008             2007              2008              2007
                                                 ----------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (1,064,335)  $  (4,563,321)           435,390   $    (1,548,171)
 Net realized gain (loss) on investments........      (23,613,317)     57,564,724        (55,468,925)      135,453,053
 Change in unrealized appreciation
  (depreciation) of investments.................     (161,627,766)    (32,399,351)      (118,369,545)     (147,048,888)
                                                  ---------------   -------------       ------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (186,305,418)     20,602,052       (173,403,080)      (13,144,006)
                                                  ---------------   -------------       ------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       47,861,638      56,779,766         37,717,701        56,044,735
  Transfers between funds including
   guaranteed interest account, net.............      (11,999,398)     (1,827,408)       (44,608,955)      (29,584,203)
  Transfers for contract benefit and
   terminations.................................      (21,219,660)    (29,135,984)       (33,265,557)      (48,128,886)
  Contract maintenance charges..................         (309,206)       (308,711)          (394,671)         (441,487)
  Adjustments to net assets allocated to
   contracts in payout period...................               --              --                 --                --
                                                  ---------------   -------------       ------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................       14,333,374      25,507,663        (40,551,482)      (22,109,841)
                                                  ---------------   -------------       ------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           22,499             961             21,000            (7,110)
                                                  ---------------   -------------       ------------   ---------------
Increase (Decrease) in Net Assets...............     (171,949,545)     46,110,676       (213,933,562)      (35,260,957)
Net Assets -- Beginning of Period...............      364,157,306     318,046,630        458,341,426       493,602,383
                                                  ---------------   -------------       ------------   ---------------
Net Assets -- End of Period.....................  $   192,207,761   $ 364,157,306    $   244,407,864   $   458,341,426
                                                  ===============   =============    ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               --              --                 --                --
 Units Redeemed.................................               --              --                 --                --
                                                  ---------------   -------------    ---------------   ---------------
 Net Increase (Decrease)........................               --              --                 --                --
                                                  ---------------   -------------    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              753             660                371               485
 Units Redeemed.................................             (601)           (477)              (671)             (611)
                                                  ---------------   -------------    ---------------   ---------------
 Net Increase (Decrease)........................              152             183               (300)             (126)
                                                  ---------------   -------------    ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Money Market
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   2,020,304    $   6,226,796
 Net realized gain (loss) on investments........       (105,815)        (122,525)
 Change in unrealized appreciation
  (depreciation) of investments.................        100,827          125,159
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................      2,015,316        6,229,430
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     24,573,323       23,907,875
  Transfers between funds including
   guaranteed interest account, net.............     28,779,595       65,039,949
  Transfers for contract benefit and
   terminations.................................    (51,631,565)     (49,408,710)
  Contract maintenance charges..................       (146,495)        (130,683)
  Adjustments to net assets allocated to
   contracts in payout period...................        (85,946)          46,642
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      1,488,912       39,455,073
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         95,514       (3,502,830)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............      3,599,742       42,181,673
Net Assets -- Beginning of Period...............    192,063,349      149,881,676
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 195,663,091    $ 192,063,349
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................          2,329            3,062
 Units Redeemed.................................         (2,591)          (2,353)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (262)             709
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            535              454
 Units Redeemed.................................           (437)            (379)
                                                  -------------    -------------
 Net Increase (Decrease)........................             98               75
                                                  -------------    -------------



                                                           EQ/Montag &
                                                         Caldwell Growth                EQ/Mutual Shares
                                                 ------------------------------- -------------------------------
                                                       2008            2007            2008            2007
                                                 --------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   (212,465)    $   (48,264)   $      771,836   $   (318,913)
 Net realized gain (loss) on investments........    (2,187,194)        583,698        (2,664,102)       332,470
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,482,375)        242,069       (12,846,304)    (1,118,722)
                                                  ------------     -----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................    (8,882,034)        777,503       (14,738,570)    (1,105,165)
                                                  ------------     -----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,534,098       1,059,014         6,114,633     12,413,894
  Transfers between funds including
   guaranteed interest account, net.............    12,247,140       9,479,725        (2,037,978)    21,742,062
  Transfers for contract benefit and
   terminations.................................    (1,776,822)       (360,489)       (2,382,273)    (1,603,643)
  Contract maintenance charges..................       (11,477)         (4,502)          (32,373)        (7,109)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    13,992,939      10,173,748         1,662,009     32,545,204
                                                  ------------     -----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               4             8,189            215
                                                  ------------     -----------    --------------   ------------
Increase (Decrease) in Net Assets...............     5,110,905      10,951,255       (13,068,372)    31,440,254
Net Assets -- Beginning of Period...............    14,639,800       3,688,545        36,145,348      4,705,094
                                                  ------------     -----------    --------------   ------------
Net Assets -- End of Period.....................  $ 19,750,705     $14,639,800    $   23,076,976   $ 36,145,348
                                                  ============     ===========    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --                --             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
 Net Increase (Decrease)........................            --              --                --             --
                                                  ------------     -----------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           225              97               134            348
 Units Redeemed.................................          (115)            (23)             (120)           (55)
                                                  ------------     -----------    --------------   ------------
 Net Increase (Decrease)........................           110              74                14            293
                                                  ------------     -----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Oppenheimer
                                                             Global
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     11,928     $   (70,171)
 Net realized gain (loss) on investments........    (1,225,486)        426,593
 Change in unrealized appreciation
  (depreciation) of investments.................    (5,554,854)       (332,403)
                                                  ------------     -----------
 Net increase (decrease) in net assets from
  operations....................................    (6,768,412)         24,019
                                                  ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,472,311       4,448,122
  Transfers between funds including
   guaranteed interest account, net.............     2,249,822       6,966,692
  Transfers for contract benefit and
   terminations.................................    (1,202,951)       (624,502)
  Contract maintenance charges..................       (13,991)         (4,768)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,505,191      10,785,544
                                                  ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,820             677
                                                  ------------     -----------
Increase (Decrease) in Net Assets...............    (2,261,401)     10,810,240
Net Assets -- Beginning of Period...............    13,150,595       2,340,355
                                                  ------------     -----------
Net Assets -- End of Period.....................  $ 10,889,194     $13,150,595
                                                  ============     ===========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------     -----------
 Net Increase (Decrease)........................            --              --
                                                  ------------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            98             125
 Units Redeemed.................................           (52)            (32)
                                                  ------------     -----------
 Net Increase (Decrease)........................            46              93
                                                  ------------     -----------



                                                         EQ/Oppenheimer                 EQ/Oppenheimer
                                                           Main Street                    Main Street
                                                         Opportunity (c)                   Small Cap
                                                 ------------------------------- -----------------------------
                                                      2008            2007             2008           2007
                                                 -------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   (9,490)     $      787     $     (96,408)  $  (67,754)
 Net realized gain (loss) on investments........     (399,998)         58,488          (710,263)     218,493
 Change in unrealized appreciation
  (depreciation) of investments.................     (473,293)       (118,992)       (3,085,158)    (661,765)
                                                   ----------      ----------     -------------   ----------
 Net increase (decrease) in net assets from
  operations....................................     (882,781)        (59,717)       (3,891,829)    (511,026)
                                                   ----------      ----------     -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      573,970         414,582         2,460,462    2,980,886
  Transfers between funds including
   guaranteed interest account, net.............      379,439       1,225,216         1,074,394    4,204,254
  Transfers for contract benefit and
   terminations.................................      (63,017)        (32,579)         (396,900)    (277,870)
  Contract maintenance charges..................       (1,042)            (52)           (9,935)      (3,145)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      889,350       1,607,167         3,128,021    6,904,125
                                                   ----------      ----------     -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          199              --             1,002          541
                                                   ----------      ----------     -------------   ----------
Increase (Decrease) in Net Assets...............        6,768       1,547,450          (762,806)   6,393,640
Net Assets -- Beginning of Period...............    1,547,450              --         7,886,925    1,493,285
                                                   ----------      ----------     -------------   ----------
Net Assets -- End of Period.....................   $1,554,218      $1,547,450     $   7,124,119   $7,886,925
                                                   ==========      ==========     =============   ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................           --              --                --           --
 Units Redeemed.................................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
 Net Increase (Decrease)........................           --              --                --           --
                                                   ----------      ----------     -------------   ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           25              21                64           78
 Units Redeemed.................................          (15)             (5)              (28)         (17)
                                                   ----------      ----------     -------------   ----------
 Net Increase (Decrease)........................           10              16                36           61
                                                   ----------      ----------     -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO                         EQ/Quality
                                                           Real Return                         Bond PLUS
                                                 -------------------------------- -----------------------------------
                                                       2008             2007            2008              2007
                                                 ---------------- --------------- ---------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $   1,743,603    $    671,347    $   5,580,890     $  5,930,447
 Net realized gain (loss) on investments........      6,390,577         263,303       (2,216,272)        (263,447)
 Change in unrealized appreciation
  (depreciation) of investments.................    (15,964,235)      2,795,069      (14,353,793)        (473,499)
                                                  -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (7,830,055)      3,729,719      (10,989,175)       5,193,501
                                                  -------------    ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,724,530       8,251,817       11,477,523       15,266,857
  Transfers between funds including
   guaranteed interest account, net.............     45,788,530       9,337,456      (13,079,901)       2,980,102
  Transfers for contract benefit and
   terminations.................................     (7,996,391)     (2,520,359)     (19,732,261)     (19,484,211)
  Contract maintenance charges..................        (53,255)        (22,092)        (128,661)        (116,772)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --           44,573          (10,486)
                                                  -------------    ------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     59,463,414      15,046,822      (21,418,727)      (1,364,510)
                                                  -------------    ------------    -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         11,378             357          (69,622)          20,982
                                                  -------------    ------------    -------------     ------------
Increase (Decrease) in Net Assets...............     51,644,737      18,776,898      (32,477,524)       3,849,973
Net Assets -- Beginning of Period...............     48,682,084      29,905,186      157,274,027      153,424,054
                                                  -------------    ------------    -------------     ------------
Net Assets -- End of Period.....................  $ 100,326,821    $ 48,682,084    $ 124,796,503     $157,274,027
                                                  =============    ============    =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --              --              105              158
 Units Redeemed.................................             --              --             (193)            (161)
                                                  -------------    ------------    -------------     ------------
 Net Increase (Decrease)........................             --              --              (88)              (3)
                                                  -------------    ------------    -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            962             274               33               52
 Units Redeemed.................................           (435)           (129)             (79)             (57)
                                                  -------------    ------------    -------------     ------------
 Net Increase (Decrease)........................            527             145              (46)              (5)
                                                  -------------    ------------    -------------     ------------



                                                            EQ/Short
                                                          Duration Bond
                                                 -------------------------------
                                                       2008            2007
                                                 --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    580,827    $    347,852
 Net realized gain (loss) on investments........       (56,203)         56,506
 Change in unrealized appreciation
  (depreciation) of investments.................      (945,657)        (15,114)
                                                  ------------    ------------
 Net increase (decrease) in net assets from
  operations....................................      (421,033)        389,244
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,726,246       1,910,022
  Transfers between funds including
   guaranteed interest account, net.............     1,411,421       3,490,167
  Transfers for contract benefit and
   terminations.................................    (2,077,821)     (1,230,369)
  Contract maintenance charges..................        (7,044)         (4,083)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,052,802       4,165,737
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............       631,769       4,554,981
Net Assets -- Beginning of Period...............    11,897,227       7,342,246
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 12,528,996    $ 11,897,227
                                                  ============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --              --
 Units Redeemed.................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            95              79
 Units Redeemed.................................           (85)            (40)
                                                  ------------    ------------
 Net Increase (Decrease)........................            10              39
                                                  ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Small
                                                           Company Index
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (588,820)   $     189,275
 Net realized gain (loss) on investments........      4,874,963       18,213,876
 Change in unrealized appreciation
  (depreciation) of investments.................    (62,108,789)     (24,004,047)
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (57,822,646)      (5,600,896)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     22,772,789       33,298,562
  Transfers between funds including
   guaranteed interest account, net.............     (8,420,076)          37,222
  Transfers for contract benefit and
   terminations.................................     (8,831,460)     (12,357,535)
  Contract maintenance charges..................       (161,290)        (148,516)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,359,963       20,829,733
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (27,998)         (20,962)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (52,490,681)      15,207,875
Net Assets -- Beginning of Period...............    162,680,349      147,472,474
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 110,189,668    $ 162,680,349
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --               --
 Units Redeemed.................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            285              372
 Units Redeemed.................................           (234)            (247)
                                                  -------------    -------------
 Net Increase (Decrease)........................             51              125
                                                  -------------    -------------



                                                         EQ/T. Rowe Price                  EQ/Templeton
                                                         Growth Stock (e)                     Growth
                                                 -------------------------------- -------------------------------
                                                       2008             2007            2008            2007
                                                 ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (930,152)  $   (525,842)   $       99,037   $   (129,251)
 Net realized gain (loss) on investments........        (131,541)     6,916,052        (2,428,990)       411,900
 Change in unrealized appreciation
  (depreciation) of investments.................     (37,069,536)    (7,931,578)      (10,487,063)      (805,069)
                                                  --------------   ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................     (38,131,229)    (1,541,368)      (12,817,016)      (522,420)
                                                  --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      10,946,289      6,042,564         5,051,837     10,715,681
  Transfers between funds including
   guaranteed interest account, net.............      (1,031,510)    76,667,073        (2,090,738)    16,535,953
  Transfers for contract benefit and
   terminations.................................      (5,325,640)    (3,690,047)       (1,566,660)    (1,683,961)
  Contract maintenance charges..................         (89,851)       (46,707)          (28,772)        (7,154)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,499,288     78,972,883         1,365,667     25,560,519
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           6,970          4,004             7,920          2,206
                                                  --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets...............     (33,624,971)    77,435,519       (11,443,429)    25,040,305
Net Assets -- Beginning of Period...............      86,071,787      8,636,268        29,896,362      4,856,057
                                                  --------------   ------------    --------------   ------------
Net Assets -- End of Period.....................  $   52,446,816   $ 86,071,787    $   18,452,933   $ 29,896,362
                                                  ==============   ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                --             --
 Units Redeemed.................................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             217            764               121            284
 Units Redeemed.................................            (163)           (94)             (106)           (53)
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              54            670                15            231
                                                  --------------   ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/UBS Growth
                                                             and Income
                                                 ----------------------------------
                                                        2008              2007
                                                 ------------------ ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $     (21,667)    $    (91,054)
 Net realized gain (loss) on investments........      (1,543,509)       1,013,429
 Change in unrealized appreciation
  (depreciation) of investments.................      (9,581,713)      (1,212,257)
                                                   -------------     ------------
 Net increase (decrease) in net assets from
  operations....................................     (11,146,889)        (289,882)
                                                   -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,469,064        5,753,166
  Transfers between funds including
   guaranteed interest account, net.............      (2,963,933)       3,624,206
  Transfers for contract benefit and
   terminations.................................      (1,446,424)      (1,620,771)
  Contract maintenance charges..................         (17,163)         (13,064)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                   -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        (958,456)       7,743,537
                                                   -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           1,049               14
                                                   -------------     ------------
Increase (Decrease) in Net Assets...............     (12,104,296)       7,453,669
Net Assets -- Beginning of Period...............      27,120,710       19,667,041
                                                   -------------     ------------
Net Assets -- End of Period.....................   $  15,016,414     $ 27,120,710
                                                   =============     ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --               --
 Units Redeemed.................................              --               --
                                                   -------------     ------------
 Net Increase (Decrease)........................              --               --
                                                   -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              78              101
 Units Redeemed.................................             (87)             (45)
                                                   -------------     ------------
 Net Increase (Decrease)........................              (9)              56
                                                   -------------     ------------



                                                           EQ/Van Kampen                     EQ/Van Kampen
                                                             Comstock                   Emerging Markets Equity
                                                 --------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                 ----------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................   $   120,789      $     91,489    $    (5,250,282)  $  (6,617,232)
 Net realized gain (loss) on investments........    (2,237,923)        1,621,343        (14,419,836)    194,465,157
 Change in unrealized appreciation
  (depreciation) of investments.................    (6,432,976)       (2,750,117)      (337,518,583)    (16,557,720)
                                                   -----------      ------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations....................................    (8,550,110)       (1,037,285)      (357,188,701)    171,290,205
                                                   -----------      ------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,446,282         5,801,809         57,710,557      68,691,078
  Transfers between funds including
   guaranteed interest account, net.............    (2,062,294)        2,201,569        (46,779,610)     32,756,320
  Transfers for contract benefit and
   terminations.................................    (1,471,672)       (2,332,880)       (35,089,115)    (48,029,885)
  Contract maintenance charges..................       (21,946)          (17,809)          (403,165)       (352,283)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (109,630)        5,652,689        (24,561,333)     53,065,230
                                                   -----------      ------------    ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         6,915                --           (103,030)         (3,320)
                                                   -----------      ------------    ---------------   -------------
Increase (Decrease) in Net Assets...............    (8,652,825)        4,615,404       (381,853,064)    224,352,115
Net Assets -- Beginning of Period...............    22,805,643        18,190,239        635,075,899     410,723,784
                                                   -----------      ------------    ---------------   -------------
Net Assets -- End of Period.....................   $14,152,818      $ 22,805,643    $   253,222,835   $ 635,075,899
                                                   ===========      ============    ===============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --                --                 --              --
 Units Redeemed.................................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
 Net Increase (Decrease)........................            --                --                 --              --
                                                   -----------      ------------    ---------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            92                95                956           1,428
 Units Redeemed.................................           (94)              (48)            (1,059)         (1,225)
                                                   -----------      ------------    ---------------   -------------
 Net Increase (Decrease)........................            (2)               47               (103)            203
                                                   -----------      ------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Van Kampen                     EQ/Van Kampen
                                                          Mid Cap Growth                 Real Estate (b) (g)
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (567,833)  $   (261,274)   $    1,310,983   $     403,582
 Net realized gain (loss) on investments........      (5,364,733)     4,365,657       (28,517,489)        532,207
 Change in unrealized appreciation
  (depreciation) of investments.................     (21,638,650)         9,875       (25,009,440)    (13,599,212)
                                                  --------------   ------------    --------------   -------------
 Net increase (decrease) in net assets from
  operations....................................     (27,571,216)     4,114,258       (52,215,946)    (12,663,423)
                                                  --------------   ------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      10,165,703      6,676,875        16,669,120       7,808,101
  Transfers between funds including
   guaranteed interest account, net.............       6,483,358     21,744,684        (5,518,051)    141,381,990
  Transfers for contract benefit and
   terminations.................................      (2,962,897)    (2,076,252)       (9,492,760)     (5,447,099)
  Contract maintenance charges..................         (33,318)       (15,676)         (116,384)        (44,413)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      13,652,846     26,329,631         1,541,925     143,698,579
                                                  --------------   ------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           6,502             --            19,000           9,225
                                                  --------------   ------------    --------------   -------------
Increase (Decrease) in Net Assets...............     (13,911,868)    30,443,889       (50,655,021)    131,044,381
Net Assets -- Beginning of Period...............      45,962,888     15,518,999       131,044,381
                                                  --------------   ------------    --------------   -------------
Net Assets -- End of Period.....................  $   32,051,020   $ 45,962,888    $   80,389,360   $ 131,044,381
                                                  ==============   ============    ==============   =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                --              --
 Units Redeemed.................................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
 Net Increase (Decrease)........................              --             --                --              --
                                                  --------------   ------------    --------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             281            273               834           1,911
 Units Redeemed.................................            (183)          (103)             (809)           (329)
                                                  --------------   ------------    --------------   -------------
 Net Increase (Decrease)........................              98            170                25           1,582
                                                  --------------   ------------    --------------   -------------



                                                            Multimanager
                                                          Aggressive Equity
                                                 -----------------------------------
                                                        2008              2007
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    (3,736,259)  $    (8,797,026)
 Net realized gain (loss) on investments........      (20,690,817)        2,694,259
 Change in unrealized appreciation
  (depreciation) of investments.................     (366,004,140)       98,209,591
                                                  ---------------   ---------------
 Net increase (decrease) in net assets from
  operations....................................     (390,431,216)       92,106,824
                                                  ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       23,165,807        31,380,123
  Transfers between funds including
   guaranteed interest account, net.............      (35,161,040)      (61,124,312)
  Transfers for contract benefit and
   terminations.................................      (66,082,504)     (119,429,414)
  Contract maintenance charges..................         (661,914)         (739,232)
  Adjustments to net assets allocated to
   contracts in payout period...................        1,063,682            10,034
                                                  ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (77,675,969)     (149,902,801)
                                                  ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (1,321,033)         (217,956)
                                                  ---------------   ---------------
Increase (Decrease) in Net Assets...............     (469,428,218)      (58,013,933)
Net Assets -- Beginning of Period...............      883,140,754       941,154,687
                                                  ---------------   ---------------
Net Assets -- End of Period.....................  $   413,712,536   $   883,140,754
                                                  ===============   ===============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              596               648
 Units Redeemed.................................           (1,594)           (2,211)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................             (998)           (1,563)
                                                  ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................               19                34
 Units Redeemed.................................              (45)              (65)
                                                  ---------------   ---------------
 Net Increase (Decrease)........................              (26)              (31)
                                                  ---------------   ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Multimanager                     Multimanager
                                                            Core Bond                      Health Care
                                                 ------------------------------- --------------------------------
                                                       2008            2007            2008             2007
                                                 --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  2,696,190    $  1,967,465    $     (599,501)  $   (648,600)
 Net realized gain (loss) on investments........     1,348,504        (478,087)       (1,877,413)     5,523,951
 Change in unrealized appreciation
  (depreciation) of investments.................    (3,335,396)      1,883,980       (12,302,572)    (1,195,161)
                                                  ------------    ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................       709,298       3,373,358       (14,779,486)     3,680,190
                                                  ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,490,427       7,691,272         5,803,749      7,083,446
  Transfers between funds including
   guaranteed interest account, net.............       113,612        (704,366)         (634,357)    (2,237,143)
  Transfers for contract benefit and
   terminations.................................    (7,613,690)     (6,581,681)       (4,021,598)    (3,797,857)
  Contract maintenance charges..................       (61,519)        (50,780)          (46,627)       (39,094)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (1,071,170)        354,445         1,101,167      1,009,352
                                                  ------------    ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        11,592          (6,063)       (1,326,572)          (299)
                                                  ------------    ------------    --------------   ------------
Increase (Decrease) in Net Assets...............      (350,280)      3,721,740       (15,004,891)     4,689,243
Net Assets -- Beginning of Period...............    72,099,466      68,377,726        53,087,374     48,398,131
                                                  ------------    ------------    --------------   ------------
Net Assets -- End of Period.....................  $ 71,749,186    $ 72,099,466    $   38,082,483   $ 53,087,374
                                                  ============    ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             2              --                 1             --
 Units Redeemed.................................            --              --                --             --
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................             2              --                 1             --
                                                  ------------    ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           187             148               164            133
 Units Redeemed.................................          (197)           (145)             (154)          (124)
                                                  ------------    ------------    --------------   ------------
 Net Increase (Decrease)........................           (10)              3                10              9
                                                  ------------    ------------    --------------   ------------



                                                           Multimanager
                                                            High Yield
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  12,115,604    $  11,723,542
 Net realized gain (loss) on investments........     (7,676,025)        (278,762)
 Change in unrealized appreciation
  (depreciation) of investments.................    (44,090,725)      (7,784,322)
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (39,651,146)       3,660,458
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,118,971       19,601,990
  Transfers between funds including
   guaranteed interest account, net.............    (21,323,165)         (10,105)
  Transfers for contract benefit and
   terminations.................................    (17,009,932)     (22,232,556)
  Contract maintenance charges..................       (148,052)        (135,987)
  Adjustments to net assets allocated to
   contracts in payout period...................        207,213           11,698
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (26,154,965)      (2,764,960)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (399,211)         (18,161)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (66,205,322)         877,337
Net Assets -- Beginning of Period...............    181,637,416      180,760,079
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 115,432,094    $ 181,637,416
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             92              233
 Units Redeemed.................................           (196)            (251)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (104)             (18)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             35              111
 Units Redeemed.................................           (121)            (106)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (86)               5
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                       International Equity
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      242,038    $   (651,668)
 Net realized gain (loss) on investments........      (1,361,053)     17,899,529
 Change in unrealized appreciation
  (depreciation) of investments.................     (56,360,085)     (5,342,494)
                                                  --------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (57,479,100)     11,905,367
                                                  --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      11,103,928      13,988,256
  Transfers between funds including
   guaranteed interest account, net.............      (6,183,307)       (457,174)
  Transfers for contract benefit and
   terminations.................................      (8,325,761)     (8,558,403)
  Contract maintenance charges..................         (82,564)        (81,183)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                  --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (3,487,704)      4,891,496
                                                  --------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (24,003)             51
                                                  --------------    ------------
Increase (Decrease) in Net Assets...............     (60,990,807)     16,796,914
Net Assets -- Beginning of Period...............     121,747,382     104,950,468
                                                  --------------    ------------
Net Assets -- End of Period.....................  $   60,756,575    $121,747,382
                                                  ==============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               2              --
 Units Redeemed.................................              --              --
                                                  --------------    ------------
 Net Increase (Decrease)........................               2              --
                                                  --------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             212             254
 Units Redeemed.................................            (238)           (225)
                                                  --------------    ------------
 Net Increase (Decrease)........................             (26)             29
                                                  --------------    ------------



                                                           Multimanager                    Multimanager
                                                      Large Cap Core Equity              Large Cap Growth
                                                 -------------------------------- -------------------------------
                                                       2008             2007            2008            2007
                                                 ---------------- --------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (136,216)  $   (183,826)   $     (437,699)  $   (493,442)
 Net realized gain (loss) on investments........        (481,982)     3,004,106        (3,315,911)     6,262,577
 Change in unrealized appreciation
  (depreciation) of investments.................      (8,184,660)    (2,021,923)      (15,952,502)    (2,088,714)
                                                  --------------   ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations....................................      (8,802,858)       798,357       (19,706,112)     3,680,421
                                                  --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       1,657,381      2,267,583         3,816,955      4,428,795
  Transfers between funds including
   guaranteed interest account, net.............      (1,441,425)     1,097,527            31,877        195,467
  Transfers for contract benefit and
   terminations.................................      (1,576,235)    (1,903,584)       (2,706,097)    (3,999,481)
  Contract maintenance charges..................         (15,866)       (16,371)          (32,791)       (32,616)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (1,376,145)     1,445,155         1,109,944        592,165
                                                  --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          96,736     (1,435,996)       (1,116,590)            --
                                                  --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets...............     (10,082,267)       807,516       (19,712,758)     4,272,586
Net Assets -- Beginning of Period...............      22,280,810     21,473,294        42,405,079     38,132,493
                                                  --------------   ------------    --------------   ------------
Net Assets -- End of Period.....................  $   12,198,543   $ 22,280,810    $   22,692,321   $ 42,405,079
                                                  ==============   ============    ==============   ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --                 1             --
 Units Redeemed.................................              --             --                --             --
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................              --             --                 1             --
                                                  --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................              34             62               134            131
 Units Redeemed.................................             (48)           (51)             (126)          (128)
                                                  --------------   ------------    --------------   ------------
 Net Increase (Decrease)........................             (14)            11                 8              3
                                                  --------------   ------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                          Large Cap Value
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $      110,243   $      (89,710)
 Net realized gain (loss) on investments........      (5,067,234)      12,187,966
 Change in unrealized appreciation
  (depreciation) of investments.................     (25,359,359)     (10,676,307)
                                                  --------------   --------------
 Net increase (decrease) in net assets from
  operations....................................     (30,316,350)       1,421,949
                                                  --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,471,601        9,541,991
  Transfers between funds including
   guaranteed interest account, net.............       2,006,290        3,381,215
  Transfers for contract benefit and
   terminations.................................      (6,228,160)      (6,229,917)
  Contract maintenance charges..................         (49,782)         (40,879)
  Adjustments to net assets allocated to
   contracts in payout period...................              --               --
                                                  --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       4,199,949        6,652,410
                                                  --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............      (1,560,464)              13
                                                  --------------   --------------
Increase (Decrease) in Net Assets...............     (27,676,865)       8,074,372
Net Assets -- Beginning of Period...............      75,610,519       67,536,147
                                                  --------------   --------------
Net Assets -- End of Period.....................  $   47,933,654   $   75,610,519
                                                  ==============   ==============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................               4                1
 Units Redeemed.................................              --               --
                                                  --------------   --------------
 Net Increase (Decrease)........................               4                1
                                                  --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             210              214
 Units Redeemed.................................            (184)            (170)
                                                  --------------   --------------
 Net Increase (Decrease)........................              26               44
                                                  --------------   --------------



                                                           Multimanager                      Multimanager
                                                          Mid Cap Growth                     Mid Cap Value
                                                 --------------------------------- ---------------------------------
                                                       2008             2007             2008             2007
                                                 ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (889,679)   $ (1,130,878)   $     (478,338)   $ (1,020,988)
 Net realized gain (loss) on investments........      (4,727,009)     10,929,718        (6,185,419)      5,009,315
 Change in unrealized appreciation
  (depreciation) of investments.................     (32,293,955)     (1,289,899)      (18,143,462)     (4,726,493)
                                                  --------------    ------------    --------------    ------------
 Net increase (decrease) in net assets from
  operations....................................     (37,910,643)      8,508,941       (24,807,219)       (738,166)
                                                  --------------    ------------    --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,275,667       8,959,058         5,327,381       7,433,660
  Transfers between funds including
   guaranteed interest account, net.............      (6,823,073)     (4,300,969)       (4,520,086)     (3,623,445)
  Transfers for contract benefit and
   terminations.................................      (5,369,316)     (7,017,445)       (5,179,487)     (7,553,202)
  Contract maintenance charges..................         (70,364)        (75,679)          (48,183)        (50,529)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --                --              --
                                                  --------------    ------------    --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (4,987,086)     (2,435,035)       (4,420,375)     (3,793,516)
                                                  --------------    ------------    --------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         (20,002)            226           (19,700)            (58)
                                                  --------------    ------------    --------------    ------------
Increase (Decrease) in Net Assets...............     (42,917,731)      6,074,132       (29,247,294)     (4,531,740)
Net Assets -- Beginning of Period...............      89,034,061      82,959,929        71,166,148      75,697,888
                                                  --------------    ------------    --------------    ------------
Net Assets -- End of Period.....................  $   46,116,330    $ 89,034,061    $   41,918,854    $ 71,166,148
                                                  ==============    ============    ==============    ============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --              --                 2              --
 Units Redeemed.................................              --              --                --              --
                                                  --------------    ------------    --------------    ------------
 Net Increase (Decrease)........................              --              --                 2              --
                                                  --------------    ------------    --------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             140             160               122             145
 Units Redeemed.................................            (191)           (183)             (157)           (170)
                                                  --------------    ------------    --------------    ------------
 Net Increase (Decrease)........................             (51)            (23)              (35)            (25)
                                                  --------------    ------------    --------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                       Small Cap Growth (f)                Small Cap Value
                                                 -------------------------------- ---------------------------------
                                                       2008             2007            2008             2007
                                                 ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     (585,714)  $   (672,155)   $  (1,461,431)   $  (2,031,377)
 Net realized gain (loss) on investments........      (6,442,404)     7,009,698      (17,089,715)      14,028,767
 Change in unrealized appreciation
  (depreciation) of investments.................     (17,548,296)    (7,496,644)     (44,901,384)     (33,937,728)
                                                  --------------   ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................     (24,576,414)    (1,159,101)     (63,452,530)     (21,940,338)
                                                  --------------   ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       7,363,875     10,112,069       17,532,581       27,335,223
  Transfers between funds including
   guaranteed interest account, net.............      (7,364,300)    15,533,403      (20,248,391)     (24,954,220)
  Transfers for contract benefit and
   terminations.................................      (3,013,139)    (4,113,992)     (10,403,918)     (18,765,192)
  Contract maintenance charges..................         (54,819)       (48,310)        (173,558)        (206,035)
  Adjustments to net assets allocated to
   contracts in payout period...................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (3,068,383)    21,483,170      (13,293,286)     (16,590,224)
                                                  --------------   ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         225,000         35,174               --           (4,717)
                                                  --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets...............     (27,419,797)    20,359,243      (76,745,816)     (38,535,279)
Net Assets -- Beginning of Period...............      59,642,217     39,282,974      174,570,686      213,105,965
                                                  --------------   ------------    -------------    -------------
Net Assets -- End of Period.....................  $   32,222,420   $ 59,642,217    $  97,824,870    $ 174,570,686
                                                  ==============   ============    =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              --             --               --               --
 Units Redeemed.................................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................              --             --               --               --
                                                  --------------   ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             139            374              158              196
 Units Redeemed.................................            (162)          (232)            (242)            (279)
                                                  --------------   ------------    -------------    -------------
 Net Increase (Decrease)........................             (23)           142              (84)             (83)
                                                  --------------   ------------    -------------    -------------



                                                           Multimanager
                                                            Technology
                                                 ---------------------------------
                                                       2008             2007
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $  (1,302,169)   $  (1,533,351)
 Net realized gain (loss) on investments........       (991,154)      13,077,795
 Change in unrealized appreciation
  (depreciation) of investments.................    (58,526,063)       5,906,751
                                                  -------------    -------------
 Net increase (decrease) in net assets from
  operations....................................    (60,819,386)      17,451,195
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,213,289       10,797,822
  Transfers between funds including
   guaranteed interest account, net.............     (5,483,936)         (86,812)
  Transfers for contract benefit and
   terminations.................................     (8,848,939)     (11,372,007)
  Contract maintenance charges..................       (103,683)        (102,374)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (4,223,269)        (763,371)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (113,499)             (79)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (65,156,154)      16,687,745
Net Assets -- Beginning of Period...............    129,882,753      113,195,008
                                                  -------------    -------------
Net Assets -- End of Period.....................  $  64,726,599    $ 129,882,753
                                                  =============    =============
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................              2              795
 Units Redeemed.................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................              2              795
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................            392              488
 Units Redeemed.................................           (438)            (507)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (46)             (19)
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2015                    Target 2025
                                                           Allocation                     Allocation
                                                 ------------------------------ ------------------------------
                                                       2008           2007            2008           2007
                                                 --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $    239,502     $  161,257    $    225,982     $  145,662
 Net realized gain (loss) on investments........      (908,634)       148,666        (423,203)       185,170
 Change in unrealized appreciation
  (depreciation) of investments.................    (3,370,653)      (170,852)     (4,418,097)      (225,356)
                                                  ------------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations....................................    (4,039,785)       139,071      (4,615,318)       105,476
                                                  ------------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,156,745      1,675,676       4,480,942      3,196,080
  Transfers between funds including
   guaranteed interest account, net.............     2,861,462      4,952,929       2,132,379      5,055,982
  Transfers for contract benefit and
   terminations.................................      (676,636)      (140,616)       (516,259)      (161,386)
  Contract maintenance charges..................        (7,039)        (2,051)        (15,152)        (4,529)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,334,532      6,485,938       6,081,910      8,086,147
                                                  ------------     ----------    ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --             569            229
                                                  ------------     ----------    ------------     ----------
Increase (Decrease) in Net Assets...............     2,294,747      6,625,009       1,467,161      8,191,852
Net Assets -- Beginning of Period...............     7,847,027      1,222,018       9,227,126      1,035,274
                                                  ------------     ----------    ------------     ----------
Net Assets -- End of Period.....................  $ 10,141,774     $7,847,027    $ 10,694,287     $9,227,126
                                                  ============     ==========    ============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................            --             --              --             --
 Units Redeemed.................................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
 Net Increase (Decrease)........................            --             --              --             --
                                                  ------------     ----------    ------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................           106             67              92             84
 Units Redeemed.................................           (45)           (11)            (29)           (13)
                                                  ------------     ----------    ------------     ----------
 Net Increase (Decrease)........................            61             56              63             71
                                                  ------------     ----------    ------------     ----------



                                                           Target 2035                      Target 2045
                                                            Allocation                       Allocation
                                                 -------------------------------- --------------------------------
                                                       2008            2007             2008            2007
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss)...................  $     137,400     $   64,266     $      75,780     $   33,842
 Net realized gain (loss) on investments........       (119,430)        84,866          (246,276)       158,680
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,230,970)       (96,824)       (2,231,300)      (156,241)
                                                  -------------     ----------     -------------     ----------
 Net increase (decrease) in net assets from
  operations....................................     (3,213,000)        52,308        (2,401,796)        36,281
                                                  -------------     ----------     -------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      4,726,204      2,612,698         3,292,200      1,765,771
  Transfers between funds including
   guaranteed interest account, net.............      1,015,628      1,708,600           654,126      1,257,609
  Transfers for contract benefit and
   terminations.................................       (252,062)      (161,739)         (238,227)       (31,069)
  Contract maintenance charges..................        (23,181)        (6,753)          (18,498)        (4,874)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................      5,466,589      4,152,806         3,689,601      2,987,437
                                                  -------------     ----------     -------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          4,998             --                --            (14)
                                                  -------------     ----------     -------------     ----------
Increase (Decrease) in Net Assets...............      2,258,587      4,205,114         1,287,805      3,023,704
Net Assets -- Beginning of Period...............      4,736,229        531,115         3,404,200        380,496
                                                  -------------     ----------     -------------     ----------
Net Assets -- End of Period.....................  $   6,994,816     $4,736,229     $   4,692,005     $3,404,200
                                                  =============     ==========     =============     ==========
Changes in Units (000's):.......................
Unit Activity 0.74% to 1.49% Class A
 Units Issued...................................             --             --                --             --
 Units Redeemed.................................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
 Net Increase (Decrease)........................             --             --                --             --
                                                  -------------     ----------     -------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued...................................             69             40               51              34
 Units Redeemed.................................            (12)            (5)             (11)             (8)
                                                  -------------     ----------    -------------     ------------
 Net Increase (Decrease)........................             57             35               40              26
                                                  -------------     ----------    -------------     ------------

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations May 18, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(i) Commenced operations on March 31, 2008.
The accompanying notes are an integral part of these financial statements.



                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2008

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of 82 Variable Investment Options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Crossings Aggressive Allocation
   o Crossings Conservative Allocation
   o Crossings Conservative-Plus Allocation
   o Crossings Moderate Allocation
   o Crossings Moderate-Plus Allocation
   o EQ/AllianceBernstein Common Stock
   o EQ/AllianceBernstein Intermediate Government Securities
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/Ariel Appreciation II
   o EQAXA Rosenberg Value Long/Short Equity
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/Franklin Templeton Founding Strategy
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Core PLUS(1)
   o EQ/International Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS(2)
   o EQ/Large Cap Growth Index(8)
   o EQ/Large Cap Growth PLUS(3)
   o EQ/Large Cap Value Index(7)
   o EQ/Large Cap Value PLUS(5)
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mid Cap Index(6)
   o EQ/Mid Cap Value PLUS(4)
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Quality Bond PLUS(9)
   o EQ/Short Duration Bond
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Van Kampen Real Estate
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager Health Care
   o Multimanager High Yield
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2015 Allocation
   o Target 2025 Allocation
   o Target 2035 Allocation
   o Target 2045 Allocation


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

1. Organization (Concluded)

   (1) Formerly known as Market PLUS International Core.
   (2) Formerly known as Market PLUS Large Cap Core.
   (3) Formerly known as Market PLUS Large Cap Growth.
   (4) Formerly known as Market PLUS Mid Cap Value.
   (5) Formerly known as EQ/AllianceBernstein Value
   (6) Formerly known as EQ/FI Mid Cap
   (7) Formerly known as EQ/Legg Mason Value Equity
   (8) Formerly known as EQ/AllianceBernstein Large Cap Growth
   (9) Formerly known as EQ/AllianceBernstein Quality Bond

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

2. Significant Accounting Policies (Concluded)

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 801, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus, EQUI-VEST At Retirement, CrossingsSM (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Vantage
   o EQUI-VEST Strategies
   o Momentum
   o Momentum Plus
   o Crossings(SM)

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Strategies
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

3. Fair Value Disclosures (Concluded)

   Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractowners may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.

4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                    Purchases         Sales
                                                                 --------------- --------------
   AXA Aggressive Allocation..................................    $113,895,608    $ 35,933,052
   AXA Conservative Allocation................................      46,864,706      26,386,793
   AXA Conservative-Plus Allocation...........................      56,409,272      32,585,356
   AXA Moderate Allocation....................................     272,553,020     202,914,647
   AXA Moderate-Plus Allocation...............................     281,032,994     111,230,956
   Crossings Aggressive Allocation............................         934,621           2,491
   Crossings Conservative Allocation..........................         660,409         352,088
   Crossings Conservative-Plus Allocation.....................         256,817              72
   Crossings Moderate Allocation..............................         272,758             672
   Crossings Moderate-Plus Allocation.........................         945,908           2,178
   EQ/AllianceBernstein Common Stock..........................     121,118,756     468,736,368
   EQ/AllianceBernstein Intermediate Government Securities....      43,253,196      44,886,496
   EQ/AllianceBernstein International.........................     149,148,056     175,938,633
   EQ/AllianceBernstein Small Cap Growth......................      65,700,066      90,509,868
   EQ/Ariel Appreciation II...................................       1,050,218       1,182,465
   EQ/AXA Rosenberg Value Long/Short Equity...................       6,975,987       7,309,325
   EQ/BlackRock Basic Value Equity............................      71,185,734      75,475,785
   EQ/BlackRock International Value...........................      72,607,462      73,298,228
   EQ/Boston Advisors Equity Income...........................      22,614,882      17,025,153
   EQ/Calvert Socially Responsible............................       5,444,794       5,747,943
   EQ/Capital Guardian Growth.................................       7,260,374       5,287,734
   EQ/Capital Guardian Research...............................      27,172,553      50,606,911
   EQ/Caywood-Scholl High Yield Bond..........................      12,188,335       9,985,215
   EQ/Davis New York Venture..................................      14,647,627       4,386,493
   EQ/Equity 500 Index........................................     187,041,079     226,148,521
   EQ/Evergreen International Bond............................      77,555,932      37,526,293
   EQ/Evergreen Omega.........................................       9,744,016       8,896,407
   EQ/Franklin Income.........................................      36,117,443      29,162,922
   EQ/Franklin Small Cap Value................................      11,147,023       6,612,896
   EQ/Franklin Templeton Founding Strategy....................      25,530,516       7,047,008
   EQ/GAMCO Mergers and Acquisitions..........................       6,674,162       5,491,355
   EQ/GAMCO Small Company Value...............................      68,398,043      34,148,574
   EQ/International Core PLUS.................................      47,941,924      28,760,363
   EQ/International Growth....................................      25,671,507      18,456,508

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

4. Purchases and Sales of Investments (Concluded)


                                                       Purchases        Sales
                                                    -------------- --------------
   EQ/JPMorgan Core Bond.........................      28,192,235     43,614,186
   EQ/JPMorgan Value Opportunities...............       9,368,988     14,394,262
   EQ/Large Cap Core PLUS........................       4,648,907      4,403,338
   EQ/Large Cap Growth Index.....................      21,212,242     30,687,157
   EQ/Large Cap Growth PLUS......................      36,976,302     60,663,331
   EQ/Large Cap Value Index......................       7,019,024      7,372,020
   EQ/Large Cap Value PLUS.......................     175,037,298    316,318,171
   EQ/Long Term Bond.............................      14,103,986     11,637,500
   EQ/Lord Abbett Growth and Income..............       6,084,375      5,545,626
   EQ/Lord Abbett Large Cap Core.................    $  8,603,693   $  3,421,952
   EQ/Lord Abbett Mid Cap Value..................      12,491,274      7,993,563
   EQ/Marsico Focus..............................     123,358,244     78,898,163
   EQ/Mid Cap Index..............................      83,451,048     66,954,207
   EQ/Mid Cap Value PLUS.........................      56,074,747     96,169,838
   EQ/Money Market...............................     143,671,561    143,409,545
   EQ/Montag & Caldwell Growth...................      27,144,270     13,363,796
   EQ/Mutual shares..............................      13,238,648     10,796,303
   EQ/Oppenheimer Global.........................       9,580,718      5,041,707
   EQ/Oppenheimer Main Street Opportunity........       2,077,693      1,197,632
   EQ/Oppenheimer Main Street Small Cap..........       5,607,466      2,557,613
   EQ/PIMCO Real Return..........................     114,658,978     47,900,132
   EQ/Quality Bond PLUS..........................      30,465,792     46,198,952
   EQ/Short Duration Bond........................      10,856,602      9,222,973
   EQ/Small Company Index........................      49,929,175     33,364,551
   EQ/T. Rowe Price Growth Stock.................      19,730,818     16,131,854
   EQ/Templeton Growth...........................      10,859,605      9,384,702
   EQ/UBS Growth and Income......................       8,279,481      9,259,555
   EQ/Van Kampen Comstock........................       9,186,844      9,000,985
   EQ/Van Kampen Emerging Markets Equity.........     218,743,941    225,533,586
   EQ/Van Kampen Mid Cap Growth..................      36,476,273     23,384,757
   EQ/Van Kampen Real Estate.....................      64,397,768     60,636,722
   Multimanager Aggressive Equity................      21,687,608    103,045,586
   Multimanager Core Bond........................      28,242,663     24,687,587
   Multimanager Health Care......................      19,168,998     19,444,773
   Multimanager High Yield.......................      33,347,650     47,757,107
   Multimanager International Equity.............      34,729,142     36,194,202
   Multimanager Large Cap Core Equity............       3,675,876      6,487,743
   Multimanager Large Cap Growth.................      11,645,157     12,083,788
   Multimanager Large Cap Value..................      27,016,674     24,110,155
   Multimanager Mid Cap Growth...................      14,212,588     19,355,714
   Multimanager Mid Cap Value....................      14,979,709     19,152,347
   Multimanager Small Cap Growth.................      14,794,639     18,825,234
   Multimanager Small Cap Value..................      24,908,334     39,073,850
   Multimanager Technology.......................      39,132,210     44,771,148
   Target 2015 Allocation........................      11,021,025      4,341,138
   Target 2025 Allocation........................       9,423,508      2,971,584
   Target 2035 Allocation........................       6,933,924      1,207,495
   Target 2045 Allocation........................       4,960,637      1,081,139

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

5. Expenses and Related Party Transactions (Concluded)

   distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to a high of 1.40% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Substitutions/Reorganizations

   The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges. * denotes Reorganization Transaction, + denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class A              51,075,037                      86,128,623
Shares -- Class B               7,874,909                      16,296,553
Value -- Class A           $        19.34                  $        16.30
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $1,139,068,217                  $  529,973,254
Net assets after merger    $           --                  $1,669,041,471
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+          EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A               6,655,759                      17,497,813
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  158,939,525                  $      815,508
Net assets after merger    $           --                  $  159,755,033
-----------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/Capital Guardian             EQ/Capital Guardian Research*
                           U.S. Equity*
-----------------------------------------------------------------------------------------
Shares -- Class B            11,071,506                      19,211,910
Value -- Class B           $      12.05                    $      15.08
-----------------------------------------------------------------------------------------

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

6. Substitutions/Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio                Surviving Portfolio
-----------------------------------------------------------------------------------------
Net assets before merger   $133,411,647                     $156,303,956
Net assets after merger    $        --                      $289,715,603
-----------------------------------------------------------------------------------------
                           EQ/Janus Large Cap Growth*       EQ/T. Rowe Price Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B           10,084,118                        3,680,508
Value -- Class B           $      7.62                      $     23.21
Net assets before merger   $76,840,979                      $ 8,583,612
Net assets after merger    $        --                      $85,424,591
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery        Multimanager Small
                           Small Cap*                       Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B            1,816,793                        6,675,268
Value -- Class B           $     14.94                      $     10.65
Net assets before merger   $27,142,887                      $43,948,717
Net assets after merger    $        --                      $71,091,604
-----------------------------------------------------------------------------------------
November 17, 2006          Removed Portfolio                Surviving Portfolio
-----------------------------------------------------------------------------------------
                           Laudus Rosenberg VIT             EQ/AXA Rosenberg
                           Value Long/Short Equity+         Value Long/Short Equity+
-----------------------------------------------------------------------------------------
Shares -- Class B             871,596                           871,596
Value -- Class B           $9,360,937                       $ 9,360,937
Net Assets before merger   $9,360,937                                --
Net Assets after merger            --                       $ 9,360,937

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                   Mortality and                    Financial
                                                   Expense Risks   Other Expenses   Accounting     Total
                                                  --------------- ---------------- ------------ ----------
Old Contracts                                           0.58%          0.16%            --         0.74%
-------------
EQUIPLAN Contracts                                      0.58%          0.16%            --         0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock..............         0.56%          0.60%           0.24%       1.40%
All Other Funds................................         0.50%          0.60%           0.24%       1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock..............         1.15%          0.25%            --         1.40%
All Other Funds................................         1.09%          0.25%            --         1.34%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, Multimanager Aggressive Equity and
AXA Moderate Allocation........................         1.10%          0.24%            --         1.34%
All Other Funds................................         1.10%          0.25%            --         1.35%
Momentum Plus Contracts                                 1.10%          0.25%            --         1.35%
-----------------------
EQUI-VEST Series 500 Contracts                          1.20%          0.25%            --         1.45%
------------------------------
EQUI-VEST at Retirement and At Retirement                --             --              --          --
-----------------------------------------
1.30% All Funds................................         0.80%          0.50%            --         1.30%
1.25% All Funds................................         0.75%          0.50%            --         1.25%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

7. Contractowner Charges (Continued)


                                                   Mortality and                    Financial
                                                   Expense Risks   Other Expenses   Accounting     Total
                                                   --------------- ---------------- ------------ ----------
EQUI-VEST Series 600 and 800 Contracts                  0.95%          0.25%            --         1.20%
----------------------------------------
EQUI-VEST Vantage Contracts
---------------------------
0.90 All Funds.........................                 0.90%            --             --         0.90%
0.70 All Funds.........................                 0.70%            --             --         0.70%
0.50 All Funds.........................                 0.50%            --             --         0.50%
EQUI-VEST Strategies Contracts
------------------------------
1.20% All Funds........................                 1.20%            --             --         1.20%
0.90% All Funds........................                 0.90%            --             --         0.90%
0.70% All Funds........................                 0.70%            --             --         0.70%
0.50% All Funds........................                 0.50%            --             --         0.50%
0.25% All Funds........................                 0.25%            --             --         0.25%
EQUI-VEST Express Series 700 Contracts                  0.70%          0.25%            --         0.95%
--------------------------------------
EQUI-VEST Express Series 701 Contracts
--------------------------------------
1.10% All Funds........................                 0.85%          0.25%            --         1.10%
EQUI-VEST Express Series 801 Contracts
--------------------------------------
1.25% All Funds........................                 1.00%          0.25%            --         1.25%
CrossingsSM
----------------------------------------
1.10% Single life contracts............                 0.60%          0.50%            --         1.10%
1.25% Joint life contracts.............                 0.60%          0.65%            --         1.25%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Small Cap Value, Multimanager Small Cap Growth, Multimanager Health Care, Multimanager International Equity, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Technology and EQ/Van Kampen Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

                                When charge
            Charges             is deducted                       Amount deducted                         How deducted
           --------            -------------                      ---------------                     -------------------
Charge for Trust expenses      Daily           Vary by portfolio                                      Unit value

                                               $30 or during the first two contract years 2% of
                                               the account value (plus any prior withdrawal during    Unit liquidation from
Annual Administrative charge   Annual          the Contract Year) if less.                            account value


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

7. Contractowner Charges (Concluded)

                                     When charge
             Charges                 is deducted                           Amount deducted                       How deducted
             -------                 -----------                           ---------------                       ------------
Annual Policy fee                Annual                     Low - Depending on account value, $50 if your
                                                            account value on the last of the year is less     Unit liquidation from
                                                            than $100,000.                                    account value

                                                            High - Depending on account value, in Years
                                                            1 to 2 lesser of $30 or 2% of account value,      Unit liquidation from
                                                            thereafter $30.                                   account value

Withdrawal Charge                At time of transaction     Low - 6% of withdrawals or contributions made
                                                            in the current and prior five participation       Unit liquidation from
                                                            years, whichever is less.                         account value

                                                            High - 6% of the amount withdrawn, generally
                                                            declining for the first through the 12th
                                                            contract year.

                                                            Exceptions and limitations may eliminate or
                                                            reduce the withdrawal charge.

Plan Loan charges                At time of transaction     $25 set-up fee and $6 quarterly recordkeeping     Unit liquidation from
                                                            fee                                               account value


Annuity Payout option            At time of transaction     $350 annuity administration fee                   Unit liquidation from
                                                                                                              account value

Charge for third-party                                                                                        Unit liquidation from
transfer or exchange             At time of transaction     $25                                               account value


Enhanced death benefit           Participation date         Low - 0.15% of account value                      Unit liquidation from
charge                           anniversary                                                                  account value
                                                            High - 0.60% of account value

                                                                                                              Unit liquidation from
Guaranteed Mininum Income Benefit                           0.65%                                             account value

                                                            Low - 0.60% for single life option;               Unit liquidation from
                                                                  0.75% for joint life option                 account value
Guaranteed Withdrawal Benefit for Life
                                                            High - 0.75% for single life;
                                                                   0.90% for joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.



                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  98.08               --                --            --         (39.50)%
         Highest contract charge 1.45% Class B    $  93.26               --                --            --         (40.08)%
         All contract charges                           --            1,573          $146,691          1.79%             --
  2007   Lowest contract charge 0.50% Class B     $ 162.11               --                --            --            5.64%
         Highest contract charge 1.45% Class B    $ 155.64               --                --            --            4.62%
         All contract charges                           --            1,034          $161,376          2.96%             --
  2006   Lowest contract charge 0.50% Class B     $ 153.46               --                --            --           17.31%
         Highest contract charge 1.45% Class B    $ 148.76               --                --            --           16.19%
         All contract charges                           --              517          $ 77,399          3.46%             --
  2005   Lowest contract charge 0.50% Class B     $ 130.82               --                --            --            7.52%
         Highest contract charge 1.45% Class B    $ 128.03               --                --            --            6.50%
         All contract charges                           --              178          $ 22,965          4.92%             --
  2004   Lowest contract charge 0.50% Class B     $ 121.67               --                --            --           11.24%
         Highest contract charge 1.45% Class B    $ 120.22               --                --            --           10.17%
         All contract charges                           --               75          $  9,099          2.25%             --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $ 108.60               --                --            --         (11.46)%
         Highest contract charge 1.45% Class B    $ 103.26               --                --            --         (12.31)%
         All contract charges                           --              539          $ 55,833          4.85%             --
  2007   Lowest contract charge 0.50% Class B     $ 122.65               --                --            --            5.27%
         Highest contract charge 1.45% Class B    $ 117.75               --                --            --            4.26%
         All contract charges                           --              378          $ 44,771          5.06%             --
  2006   Lowest contract charge 0.50% Class B     $ 116.51               --                --            --            5.84%
         Highest contract charge 1.45% Class B    $ 112.94               --                --            --            4.83%
         All contract charges                           --              167          $ 18,932          4.29%             --
  2005   Lowest contract charge 0.50% Class B     $ 110.08               --                --            --            1.93%
         Highest contract charge 1.45% Class B    $ 107.73               --                --            --            0.96%
         All contract charges                           --              112          $ 12,046          3.73%             --
  2004   Lowest contract charge 0.50% Class B     $ 108.00               --                --            --            5.50%
         Highest contract charge 1.45% Class B    $ 106.71               --                --            --            4.49%
         All contract charges                           --               75          $  8,142          4.11%             --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $ 104.67               --                --            --         (19.83)%
         Highest contract charge 1.45% Class B    $  99.53               --                --            --         (20.59)%
         All contract charges                           --              800          $ 79,752          3.64%             --
  2007   Lowest contract charge 0.50% Class B     $ 130.56               --                --            --            4.96%
         Highest contract charge 1.45% Class B    $ 125.34               --                --            --            3.95%
         All contract charges                           --              634          $ 80,092          4.08%             --
  2006   Lowest contract charge 0.50% Class B     $ 124.39               --                --            --            8.22%
         Highest contract charge 1.45% Class B    $ 120.58               --                --            --            7.18%
         All contract charges                           --              342          $ 41,475          4.04%             --
  2005   Lowest contract charge 0.50% Class B     $ 114.94               --                --            --            2.73%
         Highest contract charge 1.45% Class B    $ 112.49               --                --            --            1.75%
         All contract charges                           --              180          $ 20,363          4.60%             --
  2004   Lowest contract charge 0.50% Class B     $ 111.89               --                --            --            7.21%
         Highest contract charge 1.45% Class B    $ 110.56               --                --            --            6.19%
         All contract charges                           --               80          $  8,873          3.62%             --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)   $  82.34             --                --            --          (24.67)%
         Highest contract charge 1.45% Class A      $ 107.73             --                --            --          (25.38)%
         All contract charges                             --         19,014        $1,142,587          3.70%              --
  2007   Lowest contract charge 0.50% Class A (g)   $ 109.30             --                --            --             6.00%
         Highest contract charge 1.45% Class A      $ 144.38             --                --            --             4.99%
         All contract charges                             --         19,631        $1,586,678          3.35%              --
  2006   Lowest contract charge 0.50% Class A (g)   $ 103.11             --                --            --             3.11%
         Highest contract charge 1.45% Class A      $ 137.52             --                --            --             9.00%
         All contract charges                             --         20,240        $1,557,101          2.84%              --
  2005   Lowest contract charge 0.90% Class A       $ 183.99             --                --            --             4.11%
         Highest contract charge 1.45% Class A      $ 126.17             --                --            --             3.53%
         All contract charges                             --         21,774        $1,543,159          2.54%              --
  2004   Lowest contract charge 0.90% Class A       $ 176.72             --                --            --             8.02%
         Highest contract charge 1.45% Class A      $ 121.87             --                --            --             7.42%
         All contract charges                             --         23,508        $1,615,459          2.75%              --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B       $  95.76             --                --            --          (24.67)%
         Highest contract charge 1.30% Class B (h)  $  80.49             --                --            --          (25.38)%
         All contract charges                             --        19,014        $1,142,587          3.70%               --
  2007   Lowest contract charge 0.50% Class B       $ 127.43             --                --            --             6.00%
         Highest contract charge 1.30% Class B (h)  $ 107.96             --                --            --             4.99%
         All contract charges                             --         19,631        $1,586,678          3.35%              --
  2006   Lowest contract charge 0.50% Class B       $ 120.52             --                --            --             3.11%
         Highest contract charge 1.30% Class B (h)  $ 102.92             --                --            --             9.00%
         All contract charges                             --         20,240        $1,557,101          2.84%              --
  2005   Lowest contract charge 0.50% Class B       $ 109.79             --                --            --             4.11%
         Highest contract charge 1.20% Class B      $ 126.19             --                --            --             3.53%
         All contract charges                             --         21,774        $1,543,159          2.54%              --
  2004   Lowest contract charge 0.50% Class B       $ 105.29             --                --            --             8.02%
         Highest contract charge 1.20% Class B      $ 121.88             --                --            --             7.42%
         All contract charges                             --         23,508        $1,615,459          2.75%              --

AXA Moderate-Plus Allocation
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B       $ 104.47          --                   --            --          (32.12)%
         Highest contract charge 1.45% Class B      $  99.34          --                   --            --          (32.77)%
         All contract charges                             --       4,565           $  452,172          2.45%              --
  2007   Lowest contract charge 0.50% Class B       $ 153.90          --                   --            --             5.85%
         Highest contract charge 1.45% Class B      $ 147.76          --                   --            --             4.84%
         All contract charges                             --       3,480           $  513,806          3.38%              --
  2006   Lowest contract charge 0.50% Class B       $ 145.39          --                   --            --            13.93%
         Highest contract charge 1.45% Class B      $ 140.94          --                   --            --            12.85%
         All contract charges                             --       1,886           $  267,414          3.54%              --
  2005   Lowest contract charge 0.50% Class B       $ 127.61          --                   --            --             6.14%
         Highest contract charge 1.45% Class B      $ 124.89          --                   --            --             5.13%
         All contract charges                             --         728           $   91,285          5.08%              --
  2004   Lowest contract charge 0.50% Class B       $ 120.23          --                   --            --            11.13%
         Highest contract charge 1.45% Class B      $ 118.80          --                   --            --            10.07%
         All contract charges                             --         277           $   32,979          3.47%              --


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                   ------------------------------------------------------------------------------
                                                       Units            Units         Net Assets     Investment         Total
                                                    Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   ------------ -------------------- ------------ ---------------- --------------
Crossings Aggressive Allocation
-------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  68.23            --                 --            --         (31.77)%
         Highest contract charge 1.25% Class B (p)    $  68.14            --                 --            --         (31.86)%
         All contract charges                               --             7         $      510          3.13%             --
Crossings Conservative Allocation
----------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  92.96            --                 --            --          (7.04)%
         Highest contract charge 1.25% Class B (p)    $  92.83            --                 --            --          (7.17)%
         All contract charges                               --             1         $      101          6.59%             --
Crossings Conservative-Plus Allocation
--------------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  85.02            --                 --            --         (14.98)%
         Highest contract charge 1.25% Class B (p)    $  84.90            --                 --            --         (15.10)%
         All contract charges                               --             1         $       47          5.38%             --
Crossings Moderate Allocation
-----------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  81.01            --                 --            --         (18.99)%
         Highest contract charge 1.25% Class B (p)    $  80.90            --                 --            --         (19.10)%
         All contract charges                               --             1         $       64          4.91%             --
Crossings Moderate-Plus Allocation
----------------------------------
         Unit Value 1.10% to 1.25%
  2008   Lowest contract charge 1.10% Class B (p)     $  75.14            --                 --            --         (24.86)%
         Highest contract charge 1.25% Class B (p)    $  75.04            --                 --            --         (24.96)%
         All contract charges                               --            10         $      740          6.09%             --
EQ/AllianceBernstein Common Stock+
----------------------------------
         Unit Value 0.50% to 1.49%*
  2008   Lowest contract charge 0.50% Class A (g)     $  60.28            --                 --            --         (43.94)%
         Highest contract charge 1.49% Class A        $ 213.98            --                 --            --         (44.31)%
         All contract charges                               --         8,404         $1,696,532          1.74%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 107.52            --                 --            --            3.22%
         Highest contract charge 1.49% Class A        $ 384.25            --                 --            --            2.53%
         All contract charges                               --         9,616         $3,481,372          1.18%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 104.17            --                 --            --            4.17%
         Highest contract charge 1.49% Class A        $ 374.77            --                 --            --            9.64%
         All contract charges                               --        11,209         $3,969,805          1.39%             --
  2005   Lowest contract charge 0.74% Class A         $ 453.40            --                 --            --            4.05%
         Highest contract charge 1.49% Class A        $ 341.80            --                 --            --            3.26%
         All contract charges                               --        12,984         $4,188,857          1.03%             --
  2004   Lowest contract charge 0.74% Class A         $ 435.75            --                 --            --           12.98%
         Highest contract charge 1.49% Class A        $ 331.00            --                 --            --           14.12%
         All contract charges                               --        14,653         $4,588,775          1.19%             --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B         $  58.78            --                 --            --         (44.08)%
         Highest contract charge 1.30% Class B (h)    $  58.92            --                 --            --         (44.52)%
         All contract charges                               --         1,286         $   82,770         1.74%              --
  2007   Lowest contract charge 0.50% Class B         $ 105.11            --                 --            --            2.96%
         Highest contract charge 1.30% Class B (h)    $ 106.21            --                 --            --            2.14%
         All contract charges                               --         1,495         $  174,274         1.18%              --
  2006   Lowest contract charge 0.50% Class B         $ 102.09            --                 --            --           10.14%
         Highest contract charge 1.30% Class B (h)    $ 103.98            --                 --            --            3.98%
         All contract charges                               --         1,669         $  190,449         1.39%              --


                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                   ------------------------------------------------------------------------------
                                                       Units            Units         Net Assets     Investment         Total
                                                    Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   ------------ -------------------- ------------ ---------------- --------------
CEQ/AllianceBernstein Common Stock (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B         $  92.69            --                 --            --            3.79%
         Highest contract charge 1.20% Class B        $ 107.24            --                 --            --            3.05%
         All contract charges                               --         1,776           $185,056          1.03%             --
  2004   Lowest contract charge 0.50% Class B         $  89.31            --                 --            --           13.55%
         Highest contract charge 1.20% Class B        $ 104.06            --                 --            --           12.75%
         All contract charges                               --         1,725           $174,349          1.19%             --
EQ/AllianceBernstein Intermediate Government
   Securities
---------------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)     $ 110.63            --                 --            --            3.33%
         Highest contract charge 1.45% Class A        $ 140.38            --                 --            --            2.35%
         All contract charges                               --           531           $ 89,495          3.33%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 107.06            --                 --            --            6.59%
         Highest contract charge 1.45% Class A        $ 137.16            --                 --            --            5.57%
         All contract charges                               --           554           $ 90,855          4.50%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 100.44            --                 --            --            0.44%
         Highest contract charge 1.45% Class A        $ 129.92            --                 --            --            1.89%
         All contract charges                               --           586           $ 91,303          4.00%             --
  2005   Lowest contract charge 0.74% Class A         $  78.01            --                 --            --            1.04%
         Highest contract charge 1.45% Class A        $ 127.51            --                 --            --            0.02%
         All contract charges                               --           670           $102,507          3.48%             --
  2004   Lowest contract charge 0.74% Class A         $  77.21            --                 --            --            1.74%
         Highest contract charge 1.45% Class A        $ 127.48            --                 --            --            0.71%
         All contract charges                               --           768           $117,435          3.04%             --
EQ/AllianceBernstein Intermediate Government
    Securities
--------------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B         $ 140.40            --                 --            --            3.08%
         Highest contract charge 1.30% Class B (h)    $ 108.13            --                 --            --            2.26%
         All contract charges                               --           220           $ 30,638          3.33%             --
  2007   Lowest contract charge 0.50% Class B         $ 136.21            --                 --            --            6.32%
         Highest contract charge 1.30% Class B (h)    $ 105.74            --                 --            --            5.48%
         All contract charges                               --           225           $ 30,902          4.50%             --
  2006   Lowest contract charge 0.50% Class B         $ 128.11            --                 --            --            2.61%
         Highest contract charge 1.30% Class B (h)    $ 100.25            --                 --            --            0.25%
         All contract charges                               --           254           $ 32,922          4.00%             --
  2005   Lowest contract charge 0.50% Class B         $ 124.85            --                 --            --            0.74%
         Highest contract charge 1.20% Class B        $ 127.54            --                 --            --            0.03%
         All contract charges                               --           276           $ 35,253          3.48%             --
  2004   Lowest contract charge 0.50% Class B         $ 123.94            --                 --            --            1.43%
         Highest contract charge 1.20% Class B        $ 127.50            --                 --            --            0.72%
         All contract charges                               --           293           $ 37,422          3.04%             --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)     $  58.05            --                 --            --         (50.85)%
         Highest contract charge 1.45% Class A        $  75.25            --                 --            --         (51.31)%
         All contract charges                               --         3,962           $381,162          2.82%             --
  2007   Lowest contract charge 0.50% Class A (g)     $ 118.10            --                 --            --           11.45%
         Highest contract charge 1.45% Class A        $ 154.56            --                 --            --           10.38%
         All contract charges                               --         4,247           $838,849          1.50%             --
  2006   Lowest contract charge 0.50% Class A (g)     $ 105.97            --                 --            --            5.97%
         Highest contract charge 1.45% Class A        $ 140.03            --                 --            --           22.03%
         All contract charges                               --         4,389           $784,767          1.65%             --
  2005   Lowest contract charge 0.90% Class A         $ 147.18            --                 --            --           14.55%
         Highest contract charge 1.45% Class A        $ 114.75            --                 --            --           13.91%
         All contract charges                               --         4,512           $660,373          1.71%             --


                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                             Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EEQ/AllianceBernstein International (a) (Continued)
--------------------------------------------------
  2004   Lowest contract charge 0.90% Class A          $ 128.49              --                --            --          17.40%
         Highest contract charge 1.45% Class A         $ 100.74              --                --            --          16.75%
         All contract charges                                --           4,746          $609,069          2.09%            --
EQ/AllianceBernstein International (a)
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  76.51              --                --            --        (50.97)%
         Highest contract charge 1.30% Class B (h)     $  56.75              --                --            --        (51.35)%
         All contract charges                                --             744          $ 55,667          2.82%            --
  2007   Lowest contract charge 0.50% Class B          $ 156.05              --                --            --          11.16%
         Highest contract charge 1.30% Class B (h)     $ 116.66              --                --            --          10.29%
         All contract charges                                --             787          $121,942          1.50%            --
  2006   Lowest contract charge 0.50% Class B          $ 140.38              --                --            --          22.90%
         Highest contract charge 1.30% Class B (h)     $ 105.78              --                --            --           5.78%
         All contract charges                                --             728          $102,893          1.65%            --
  2005   Lowest contract charge 0.50% Class B          $ 114.22              --                --            --          14.72%
         Highest contract charge 1.20% Class B         $ 114.63              --                --            --          13.91%
         All contract charges                                --             651          $ 75,257          1.71%            --
  2004   Lowest contract charge 0.50% Class B          $  99.56              --                --            --          17.58%
         Highest contract charge 1.20% Class B         $ 100.63              --                --            --          16.76%
         All contract charges                                --             565          $ 57,320          2.09%            --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  66.73              --                --            --        (44.79)%
         Highest contract charge 1.45% Class A         $  85.25              --                --            --        (45.32)%
         All contract charges                                --           1,444          $169,875          0.01%            --
  2007   Lowest contract charge 0.50% Class A (g)      $ 120.87              --                --            --          16.40%
         Highest contract charge 1.45% Class A         $ 155.92              --                --            --          15.28%
         All contract charges                                --           1,537          $330,250            --             --
  2006   Lowest contract charge 0.50% Class A (g)      $ 103.84              --                --            --           3.84%
         Highest contract charge 1.45% Class A         $ 135.25              --                --            --           7.68%
         All contract charges                                --           1,694          $315,326            --             --
  2005   Lowest contract charge 0.90% Class A          $ 179.44              --                --            --          10.78%
         Highest contract charge 1.45% Class A         $ 125.60              --                --            --          10.17%
         All contract charges                                --           1,836          $316,938            --             --
  2004   Lowest contract charge 0.90% Class A          $ 161.98              --                --            --          13.24%
         Highest contract charge 1.45% Class A         $ 114.00              --                --            --          12.61%
         All contract charges                                --           1,990          $311,435            --             --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  64.30              --                --            --        (44.93)%
         Highest contract charge 1.30% Class B (h)     $  65.23              --                --            --        (45.37)%
         All contract charges                                --             318          $ 29,108          0.01%            --
  2007   Lowest contract charge 0.50% Class B          $ 116.77              --                --            --          16.10%
         Highest contract charge 1.30% Class B (h)     $ 119.40              --                --            --          15.18%
         All contract charges                                --             353          $ 59,087            --             --
  2006   Lowest contract charge 0.50% Class B          $ 100.58              --                --            --           8.46%
         Highest contract charge 1.30% Class B (h)     $ 103.66              --                --            --           3.66%
         All contract charges                                --             392          $ 57,261            --             --
  2005   Lowest contract charge 0.50% Class B          $  92.73              --                --            --          10.94%
         Highest contract charge 1.20% Class B         $ 125.63              --                --            --          10.17%
         All contract charges                                --             411          $ 55,659            --             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------                          --                  --            --          13.42%
  2004   Lowest contract charge 0.50% Class B         $  83.58             --                  --            --          12.61%
         Highest contract charge 1.20% Class B        $ 114.03            408            $ 50,408            --             --
         All contract charges                               --
EQ/Ariel Appreciation II
------------------------
  2008   Lowest contract charge 0.50% Class B (d)     $  69.12             --                  --            --        (38.79)%
         Highest contract charge 1.45% Class B (d)    $  67.00             --                  --            --        (39.38)%
         All contract charges                               --             27            $  1,898          0.78%            --
  2007   Lowest contract charge 0.50% Class B (d)     $ 112.93             --                  --            --         (1.67)%
         Highest contract charge 1.45% Class B (d)    $ 110.53             --                  --            --         (2.62)%
         All contract charges                               --             29            $  3,236          0.38%            --
  2006   Lowest contract charge 0.50% Class B (d)     $ 114.85             --                  --            --          10.61%
         Highest contract charge 1.45% Class B (d)    $ 113.50             --                  --            --           9.55%
         All contract charges                               --             28            $  3,222          1.21%            --
  2005   Lowest contract charge 0.50% Class B (d)     $ 103.83             --                  --            --           3.83%
         Highest contract charge 1.45% Class B (d)    $ 103.60             --                  --            --           3.60%
         All contract charges                               --              6            $    589          0.65%            --
EQ/AXA Rosenberg Value Long/Short Equity (f)
--------------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $ 107.00             --                  --            --         (6.18)%
         Highest contract charge 1.45% Class B        $ 101.75             --                  --            --         (7.07)%
         All contract charges                               --             78            $  8,100          0.18%            --
  2007   Lowest contract charge 0.50% Class B         $ 114.05             --                  --            --           2.78%
         Highest contract charge 1.45% Class B        $ 109.49             --                  --            --           1.78%
         All contract charges                               --             81            $  8,989          1.96%            --
  2006   Lowest contract charge 0.50% Class B         $ 110.97             --                  --            --           0.94%
         Highest contract charge 1.45% Class B        $ 107.57             --                  --            --         (0.02)%
         All contract charges                               --             89            $  9,606          2.85%            --
  2005   Lowest contract charge 0.50% Class B         $ 109.94             --                  --            --           6.97%
         Highest contract charge 1.45% Class B        $ 107.59             --                  --            --           5.95%
         All contract charges                               --             77            $  8,297            --             --
  2004   Lowest contract charge 0.50% Class B         $ 102.77             --                  --            --           3.11%
         Highest contract charge 1.45% Class B        $ 101.55             --                  --            --           2.13%
         All contract charges                               --             16            $  1,704            --             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  99.88             --                  --            --        (36.88)%
         Highest contract charge 1.45% Class B        $ 114.56             --                  --            --        (37.48)%
         All contract charges                               --          1,678            $235,310          1.69%            --
  2007   Lowest contract charge 0.50% Class B         $ 158.23             --                  --            --           0.67%
         Highest contract charge 1.45% Class B        $ 183.24             --                  --            --         (0.29)%
         All contract charges                               --          1,706            $383,188          1.08%            --
  2006   Lowest contract charge 0.50% Class B         $ 157.18             --                  --            --          20.31%
         Highest contract charge 1.45% Class B        $ 183.78             --                  --            --          19.16%
         All contract charges                               --          1,738            $391,171          2.86%            --
  2005   Lowest contract charge 0.50% Class B         $ 130.65             --                  --            --          2.44%
         Highest contract charge 1.45% Class B        $ 154.23             --                  --            --          1.46%
         All contract charges                               --          1,826            $344,112          1.37%            --
  2004   Lowest contract charge 0.50% Class B         $ 127.54             --                  --            --          10.02%
         Highest contract charge 1.45% Class B        $ 152.01             --                  --            --           8.97%
         All contract charges                               --          1,866            $346,892          2.14%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  82.67               --                --            --        (43.28)%
         Highest contract charge 1.45% Class B        $ 102.85               --                --            --        (43.82)%
         All contract charges                               --            2,004          $190,748          2.24%            --
  2007   Lowest contract charge 0.50% Class B         $ 145.75               --                --            --           9.64%
         Highest contract charge 1.45% Class B        $ 183.08               --                --            --           8.58%
         All contract charges                               --            2,074          $351,707          1.93%            --
  2006   Lowest contract charge 0.50% Class B         $ 132.94               --                --            --          25.06%
         Highest contract charge 1.45% Class B        $ 168.61               --                --            --          23.87%
         All contract charges                               --            1,956          $305,076          3.67%            --
  2005   Lowest contract charge 0.50% Class B         $ 106.30               --                --            --          10.28%
         Highest contract charge 1.45% Class B        $ 136.12               --                --            --           9.23%
         All contract charges                               --            1,646          $206,833          1.84%            --
  2004   Lowest contract charge 0.50% Class B         $  96.39               --                --            --          21.04%
         Highest contract charge 1.45% Class B        $ 124.61               --                --            --          19.88%
         All contract charges                               --            1,299          $149,224          1.64%            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)     $  90.78               --                --            --        (32.64)%
         Highest contract charge 1.45% Class B (b)    $  87.18               --                --            --        (33.28)%
         All contract charges                               --              487          $ 42,542          2.38%            --
  2007   Lowest contract charge 0.50% Class B (b)     $ 134.77               --                --            --           3.18%
         Highest contract charge 1.45% Class B (b)    $ 130.66               --                --            --           2.18%
         All contract charges                               --              445          $ 58,354          1.93%            --
  2006   Lowest contract charge 0.50% Class B (b)     $ 130.62               --                --            --          15.39%
         Highest contract charge 1.45% Class B (b)    $ 127.87               --                --            --          14.29%
         All contract charges                               --              394          $ 50,720          2.44%            --
  2005   Lowest contract charge 0.50% Class B (b)     $ 113.20               --                --            --           5.63%
         Highest contract charge 1.45% Class B (b)    $ 111.88               --                --            --           4.62%
         All contract charges                               --              307          $ 34,416          2.12%            --
  2004   Lowest contract charge 0.50% Class B (b)     $ 107.17               --                --            --           9.05%
         Highest contract charge 1.45% Class B (b)    $ 106.95               --                --            --           8.85%
         All contract charges                               --               41          $  4,334          4.19%            --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  51.72               --                --            --        (45.50)%
         Highest contract charge 1.45% Class B        $  69.34               --                --            --        (46.02)%
         All contract charges                               --              235          $ 12,828          0.29%            --
  2007   Lowest contract charge 0.50% Class B         $  94.90               --                --            --          11.57%
         Highest contract charge 1.45% Class B        $ 128.45               --                --            --          10.49%
         All contract charges                               --              218          $ 21,860          0.24%            --
  2006   Lowest contract charge 0.50% Class B         $  85.06               --                --            --           4.70%
         Highest contract charge 1.45% Class B        $ 116.25               --                --            --           3.71%
         All contract charges                               --              185          $ 16,787            --             --
  2005   Lowest contract charge 0.50% Class B         $  81.24               --                --            --           8.20%
         Highest contract charge 1.45% Class B        $ 112.09               --                --            --           7.17%
         All contract charges                               --              156          $ 13,658            --             --
  2004   Lowest contract charge 0.50% Class B         $  75.08               --                --            --           3.07%
         Highest contract charge 1.45% Class B        $ 104.60               --                --            --           2.09%
         All contract charges                               --              128          $ 10,635            --             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  43.13              --                 --            --          (40.70)%
         Highest contract charge 1.45% Class B        $  61.34              --                 --            --          (41.27)%
         All contract charges                               --             260           $ 12,167          0.19%              --
  2007   Lowest contract charge 0.50% Class B         $  72.73              --                 --            --             4.95%
         Highest contract charge 1.45% Class B        $ 104.44              --                 --            --             3.94%
         All contract charges                               --             228           $ 18,074          0.00%              --
  2006   Lowest contract charge 0.50% Class B         $  69.30              --                 --            --             6.87%
         Highest contract charge 1.45% Class B        $ 100.48              --                 --            --             5.85%
         All contract charges                               --             148           $ 11,178          0.20%              --
  2005   Lowest contract charge 0.50% Class B         $  64.85              --                 --            --             4.58%
         Highest contract charge 1.45% Class B        $  94.93              --                 --            --             3.59%
         All contract charges                               --              97           $  6,904          0.21%              --
  2004   Lowest contract charge 0.50% Class B         $  62.01              --                 --            --             5.01%
         Highest contract charge 1.45% Class B        $  91.64              --                 --            --             4.00%
         All contract charges                               --              69           $  4,814          0.57%              --
EQ/Capital Guardian Research (j)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  76.16              --                 --            --          (39.97)%
         Highest contract charge 1.45% Class B        $  77.77              --                 --            --          (40.54)%
         All contract charges                               --           1,706           $134,398          0.92%              --
  2007   Lowest contract charge 0.50% Class B         $ 126.86              --                 --            --             1.15%
         Highest contract charge 1.45% Class B        $ 130.80              --                 --            --             0.18%
         All contract charges                               --           1,936           $256,826          1.21%              --
  2006   Lowest contract charge 0.50% Class B         $ 125.42              --                 --            --            11.50%
         Highest contract charge 1.45% Class B        $ 130.57              --                 --            --            10.43%
         All contract charges                               --           1,154           $152,378          0.55%              --
  2005   Lowest contract charge 0.50% Class B         $ 112.49              --                 --            --             5.52%
         Highest contract charge 1.45% Class B        $ 118.23              --                 --            --             4.52%
         All contract charges                               --           1,259           $150,283          0.54%              --
  2004   Lowest contract charge 0.50% Class B         $ 106.60              --                 --            --            10.35%
         Highest contract charge 1.45% Class B        $ 113.12              --                 --            --             9.30%
         All contract charges                               --           1,374           $156,747          0.62%              --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)     $  92.50              --                 --            --          (19.50)%
         Highest contract charge 1.45% Class B (c)    $  89.30              --                 --            --          (20.27)%
         All contract charges                               --             247           $ 22,217          8.07%              --
  2007   Lowest contract charge 0.50% Class B (c)     $ 114.90              --                 --            --             2.30%
         Highest contract charge 1.45% Class B (c)    $ 112.00              --                 --            --             1.31%
         All contract charges                               --             244           $ 27,417          7.89%              --
  2006   Lowest contract charge 0.50% Class B (c)     $ 112.32              --                 --            --             7.42%
         Highest contract charge 1.45% Class B (c)    $ 110.55              --                 --            --             6.40%
         All contract charges                               --             145           $ 16,051          8.15%              --
  2005   Lowest contract charge 0.50% Class B (c)     $ 104.56              --                 --            --             4.56%
         Highest contract charge 1.45% Class B (c)    $ 103.90              --                 --            --             3.90%
         All contract charges                               --              51           $  5,355         16.21%              --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)     $  58.95              --                 --            --          (39.51)%
         Highest contract charge 1.45% Class B (i)    $  58.03              --                 --            --          (40.09)%
         All contract charges                               --             187           $ 10,886          0.78%              --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Davis New York Venture (Continued)
-------------------------------------
  2007   Lowest contract charge 0.50% Class B (i)      $  97.46             --                 --           --           (2.54)%
         Highest contract charge 1.45% Class B (i)     $  96.87             --                 --           --           (3.13)%
         All contract charges                                --             64           $  6,154         1.15%              --
  2006   Lowest contract charge 1.34% Class B (e)      $ 108.48             --                 --           --             8.48%
         Highest contract charge 1.35% Class B (e)     $ 108.47             --                 --           --             8.47%
         All contract charges                                --              3           $    331         0.96%              --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  67.56             --                 --           --          (37.48)%
         Highest contract charge 1.45% Class A         $  75.54             --                 --           --          (38.07)%
         All contract charges                                --          2,707           $534,905         1.87%              --
  2007   Lowest contract charge 0.50% Class A (g)      $ 108.06             --                 --           --             4.69%
         Highest contract charge 1.45% Class A         $ 121.98             --                 --           --             3.68%
         All contract charges                                --          2,858           $914,617         1.54%              --
  2006   Lowest contract charge 0.50% Class A (g)      $ 103.22             --                 --           --             3.22%
         Highest contract charge 1.45% Class A         $ 117.65             --                 --           --            13.71%
         All contract charges                                --          3,024           $934,535         1.75%              --
  2005   Lowest contract charge 0.90% Class A          $ 197.59             --                 --           --             3.72%
         Highest contract charge 1.45% Class A         $ 103.47             --                 --           --             3.15%
         All contract charges                                --          3,339           $909,007         1.53%              --
  2004   Lowest contract charge 0.90% Class A          $ 190.50             --                 --           --             9.51%
         Highest contract charge 1.45% Class A         $ 100.31             --                 --           --             8.91%
         All contract charges                                --          3,638           $957,647         1.66%              --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  67.29             --                 --           --          (37.64)%
         Highest contract charge 1.30% Class B (h)     $  66.04             --                 --           --          (38.13)%
         All contract charges                                --            852           $ 61,956         1.87%              --
  2007   Lowest contract charge 0.50% Class B          $ 107.91             --                 --           --             4.43%
         Highest contract charge 1.30% Class B (h)     $ 106.74             --                 --           --             3.60%
         All contract charges                                --            902           $106,809         1.54%              --
  2006   Lowest contract charge 0.50% Class B          $ 103.33             --                 --           --            14.52%
         Highest contract charge 1.30% Class B (h)     $ 103.03             --                 --           --             3.03%
         All contract charges                                --            894           $102,360         1.75%              --
  2005   Lowest contract charge 0.50% Class B          $  90.23             --                 --           --             3.88%
         Highest contract charge 1.20% Class B         $ 103.49             --                 --           --             3.15%
         All contract charges                                --            907           $ 91,189         1.53%              --
  2004   Lowest contract charge 0.50% Class B          $  86.86             --                 --           --             9.68%
         Highest contract charge 1.20% Class B         $ 100.33             --                 --           --             8.91%
         All contract charges                                --            860           $ 83,780         1.66%              --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2008   Lowest contract charge 0.50% Class B (d)      $ 115.84             --                 --           --             5.94%
         Highest contract charge 1.45% Class B (d)     $ 112.30             --                 --           --             4.94%
         All contract charges                                --            483           $ 54,607        19.47%              --
  2007   Lowest contract charge 0.50% Class B (d)      $ 109.34             --                 --           --             8.76%
         Highest contract charge 1.45% Class B (d)     $ 107.01             --                 --           --             7.72%
         All contract charges                                --            213           $ 22,866         3.57%              --
  2006   Lowest contract charge 0.50% Class B (d)      $ 100.53             --                 --           --             2.90%
         Highest contract charge 1.45% Class B (d)     $  99.34             --                 --           --             1.92%
         All contract charges                                --             77           $  7,685         0.47%              --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Evergreen International Bond (Continued)
-------------------------------------------
  2005   Lowest contract charge 0.50% Class B (d)      $ 97.69              --                 --            --          (2.31)%
         Highest contract charge 1.45% Class B (d)     $ 97.47              --                 --            --          (2.53)%
         All contract charges                               --               5            $   503            --              --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 72.15              --                 --            --         (27.97)%
         Highest contract charge 1.45% Class B         $ 68.24              --                 --            --         (28.66)%
         All contract charges                               --             305            $21,123          0.58%             --
  2007   Lowest contract charge 0.50% Class B          $100.16              --                 --            --           10.77%
         Highest contract charge 1.45% Class B         $ 95.65              --                 --            --            9.72%
         All contract charges                               --             295            $28,671            --              --
  2006   Lowest contract charge 0.50% Class B          $ 90.42              --                 --            --            5.34%
         Highest contract charge 1.45% Class B         $ 87.18              --                 --            --            4.34%
         All contract charges                               --             257            $22,739          2.11%             --
  2005   Lowest contract charge 0.50% Class B          $ 85.83              --                 --            --            3.44%
         Highest contract charge 1.45% Class B         $ 83.56              --                 --            --            2.46%
         All contract charges                               --             288            $24,388          0.04%             --
  2004   Lowest contract charge 0.50% Class B          $ 82.98              --                 --            --            6.51%
         Highest contract charge 1.45% Class B         $ 81.56              --                 --            --            5.49%
         All contract charges                               --             298            $24,676          0.35%             --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 72.05              --                 --            --         (32.14)%
         Highest contract charge 1.45% Class B (e)     $ 70.47              --                 --            --         (32.79)%
         All contract charges                               --             845            $59,776          6.17%             --
  2007   Lowest contract charge 0.50% Class B (e)      $106.18              --                 --            --            1.55%
         Highest contract charge 1.45% Class B (e)     $104.85              --                 --            --            0.57%
         All contract charges                               --             825            $86,650          4.64%             --
  2006   Lowest contract charge 0.50% Class B (e)      $104.56              --                 --            --            4.56%
         Highest contract charge 1.45% Class B (e)     $104.26              --                 --            --            4.26%
         All contract charges                               --             122            $12,767          2.55%             --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 65.36              --                 --            --         (33.74)%
         Highest contract charge 1.45% Class B (e)     $ 63.93              --                 --            --         (34.37)%
         All contract charges                               --             118            $ 7,589          1.02%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 98.64              --                 --            --          (9.09)%
         Highest contract charge 1.45% Class B (e)     $ 97.41              --                 --            --          (9.96)%
         All contract charges                               --              66            $ 6,402          0.57%             --
  2006   Lowest contract charge 0.50% Class B (e)      $108.50              --                 --            --            8.50%
         Highest contract charge 1.45% Class B (e)     $108.18              --                 --            --            8.18%
         All contract charges                               --              11            $ 1,216          0.58%             --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)      $ 60.08              --                 --            --         (37.20)%
         Highest contract charge 1.45% Class B (i)     $ 59.15              --                 --            --         (37.80)%
         All contract charges                               --             501            $29,735          4.75%             --
  2007   Lowest contract charge 0.50% Class B (i)      $ 95.67              --                 --            --          (4.33)%
         Highest contract charge 1.45% Class B (i)     $ 95.10              --                 --            --          (4.90)%
         All contract charges                               --             292            $27,827          2.48%             --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 104.07             --                 --           --          (14.25)%
         Highest contract charge 1.45% Class B (c)     $ 100.47             --                 --           --          (15.07)%
         All contract charges                                --            115           $ 11,611         0.51%              --
  2007   Lowest contract charge 0.50% Class B (c)      $ 121.36             --                 --           --             2.90%
         Highest contract charge 1.45% Class B (c)     $ 118.30             --                 --           --             1.91%
         All contract charges                                --            108           $ 12,892         0.81%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 117.94             --                 --           --            11.65%
         Highest contract charge 1.45% Class B (c)     $ 116.08             --                 --           --            10.58%
         All contract charges                                --             65           $  7,591         6.42%              --
  2005   Lowest contract charge 0.50% Class B (c)      $ 105.64             --                 --           --             5.64%
         Highest contract charge 1.45% Class B (c)     $ 104.97             --                 --           --             4.97%
         All contract charges                                --             23           $  2,512         4.96%              --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $ 104.46             --                 --           --          (31.01)%
         Highest contract charge 1.45% Class B (b)     $ 100.32             --                 --           --          (31.66)%
         All contract charges                                --          1,113           $111,588         0.62%              --
  2007   Lowest contract charge 0.50% Class B (b)      $ 151.41             --                 --           --             8.75%
         Highest contract charge 1.45% Class B (b)     $ 146.80             --                 --           --             7.70%
         All contract charges                                --            866           $127,593         0.52%              --
  2006   Lowest contract charge 0.50% Class B (b)      $ 139.23             --                 --           --            18.24%
         Highest contract charge 1.45% Class B (b)     $ 136.30             --                 --           --            17.12%
         All contract charges                                --            484           $ 66,227         1.54%              --
  2005   Lowest contract charge 0.50% Class B (b)      $ 117.75             --                 --           --             3.80%
         Highest contract charge 1.45% Class B (b)     $ 116.38             --                 --           --             2.81%
         All contract charges                                --            341           $ 39,738         0.98%              --
  2004   Lowest contract charge 0.50% Class B (b)      $ 113.44             --                 --           --            13.51%
         Highest contract charge 1.45% Class B (b)     $ 113.20             --                 --           --            13.31%
         All contract charges                                --             47           $  5,219         0.43%              --
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $  80.00             --                 --           --          (45.13)%
         Highest contract charge 1.45% Class B         $ 102.60             --                 --           --          (45.66)%
         All contract charges                                --            889           $ 75,314         1.61%              --
  2007   Lowest contract charge 0.50% Class B          $ 145.80             --                 --           --            14.65%
         Highest contract charge 1.45% Class B         $ 188.80             --                 --           --            13.54%
         All contract charges                                --            748           $117,043         0.41%              --
  2006   Lowest contract charge 0.50% Class B          $ 127.17             --                 --           --            18.65%
         Highest contract charge 1.45% Class B         $ 166.28             --                 --           --            17.52%
         All contract charges                                --            714           $ 98,514         1.40%              --
  2005   Lowest contract charge 0.50% Class B          $ 107.18             --                 --           --            16.54%
         Highest contract charge 1.45% Class B         $ 141.49             --                 --           --            15.43%
         All contract charges                                --            588           $ 69,010         1.61%              --
  2004   Lowest contract charge 0.50% Class B          $  91.97             --                 --           --            13.04%
         Highest contract charge 1.45% Class B         $ 122.57             --                 --           --            11.97%
         All contract charges                                --            436           $ 44,312         1.74%              --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  99.33             --                --            --          (40.58)%
         Highest contract charge 1.45% Class B (c)     $  95.89             --                --            --          (41.15)%
         All contract charges                                --            269          $ 25,877          0.98%              --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/International Growth (Continued)
-----------------------------------
  2007   Lowest contract charge 0.50% Class B (c)       $167.16            --                  --           --            15.63%
         Highest contract charge 1.45% Class B (c)      $162.94            --                  --           --            14.51%
         All contract charges                                --           227            $ 37,401         0.70%              --
  2006   Lowest contract charge 0.50% Class B (c)       $144.57            --                  --           --            25.01%
         Highest contract charge 1.45% Class B (c)      $142.29            --                  --           --            23.82%
         All contract charges                                --            88            $ 12,581         1.19%              --
  2005   Lowest contract charge 0.50% Class B (c)       $115.64            --                  --           --            15.64%
         Highest contract charge 1.45% Class B (c)      $114.91            --                  --           --            14.91%
         All contract charges                                --            19            $  2,170         1.92%              --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $112.63            --                  --           --           (9.40)%
         Highest contract charge 1.45% Class B          $105.24            --                  --           --          (10.26)%
         All contract charges                                --           993            $105,935         4.16%              --
  2007   Lowest contract charge 0.50% Class B           $124.31            --                  --           --             2.58%
         Highest contract charge 1.45% Class B          $117.27            --                  --           --             1.60%
         All contract charges                                --         1,164            $138,131         4.62%              --
  2006   Lowest contract charge 0.50% Class B           $121.18            --                  --           --             3.54%
         Highest contract charge 1.45% Class B          $115.42            --                  --           --             2.56%
         All contract charges                                --         1,009            $117,710         4.54%              --
  2005   Lowest contract charge 0.50% Class B           $117.03            --                  --           --             1.70%
         Highest contract charge 1.45% Class B          $112.55            --                  --           --             0.74%
         All contract charges                                --           891            $101,135         3.93%              --
  2004   Lowest contract charge 0.50% Class B           $115.07            --                  --           --             3.58%
         Highest contract charge 1.45% Class B          $111.72            --                  --           --             2.59%
         All contract charges                                --           627            $ 70,510         4.57%              --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 79.29            --                  --           --          (40.07)%
         Highest contract charge 1.45% Class B          $ 72.19            --                  --           --          (40.65)%
         All contract charges                                --           380            $ 34,198         1.82%              --
  2007   Lowest contract charge 0.50% Class B           $132.31            --                  --           --           (1.71)%
         Highest contract charge 1.45% Class B          $121.64            --                  --           --           (2.65)%
         All contract charges                                --           431            $ 64,820         1.36%              --
  2006   Lowest contract charge 0.50% Class B           $134.61            --                  --           --            19.78%
         Highest contract charge 1.45% Class B          $124.95            --                  --           --            18.64%
         All contract charges                                --           445            $ 68,748         4.40%              --
  2005   Lowest contract charge 0.50% Class B           $112.39            --                  --           --             3.40%
         Highest contract charge 1.45% Class B          $105.33            --                  --           --             2.42%
         All contract charges                                --           466            $ 60,726         1.51%              --
  2004   Lowest contract charge 0.50% Class B           $108.69            --                  --           --            10.33%
         Highest contract charge 1.45% Class B          $102.84            --                  --           --             9.27%
         All contract charges                                --           497            $ 63,509         1.28%              --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 66.51            --                  --           --          (37.71)%
         Highest contract charge 1.45% Class B          $ 64.59            --                  --           --          (38.32)%
         All contract charges                                --           150            $  9,852         0.37%              --
  2007   Lowest contract charge 0.50% Class B           $106.78            --                  --           --             3.37%
         Highest contract charge 1.45% Class B          $104.71            --                  --           --             2.37%
         All contract charges                                --           146            $ 15,557         1.23%              --
  2006   Lowest contract charge 0.50% Class B           $103.30            --                  --           --            12.38%
         Highest contract charge 1.45% Class B          $102.29            --                  --           --            11.31%
         All contract charges                                --           158            $ 16,368         0.83%              --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Large Cap Core PLUS (Continued)
----------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 91.93             --                  --           --             6.65%
         Highest contract charge 1.45% Class B         $ 91.89             --                  --           --             5.64%
         All contract charges                               --            181            $ 16,799         0.49%              --
  2004   Lowest contract charge 0.50% Class B          $ 86.19             --                  --           --            10.84%
         Highest contract charge 1.45% Class B         $ 86.99             --                  --           --             9.78%
         All contract charges                               --            196            $ 17,208         0.55%              --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 47.58             --                  --           --          (36.59)%
         Highest contract charge 1.45% Class B         $ 48.30             --                  --           --          (37.20)%
         All contract charges                               --          1,741            $ 85,377         0.14%              --
  2007   Lowest contract charge 0.50% Class B          $ 75.03             --                  --           --            13.41%
         Highest contract charge 1.45% Class B         $ 76.91             --                  --           --            12.33%
         All contract charges                               --          1,870            $145,854         0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 66.16             --                  --           --           (1.04)%
         Highest contract charge 1.45% Class B         $ 68.47             --                  --           --           (1.98)%
         All contract charges                               --          2,111            $146,204           --               --
  2005   Lowest contract charge 0.50% Class B          $ 66.85             --                  --           --            14.35%
         Highest contract charge 1.45% Class B         $ 69.86             --                  --           --            13.27%
         All contract charges                               --          2,304            $162,638           --               --
  2004   Lowest contract charge 0.50% Class B          $ 58.46             --                  --           --             7.84%
         Highest contract charge 1.45% Class B         $ 61.67             --                  --           --             6.81%
         All contract charges                               --          2,548            $158,455           --               --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 42.68             --                  --           --          (38.55)%
         Highest contract charge 1.45% Class B         $ 66.67             --                  --           --          (39.13)%
         All contract charges                               --          1,840            $181,508         0.11%              --
  2007   Lowest contract charge 0.50% Class B          $ 69.45             --                  --           --            15.04%
         Highest contract charge 1.45% Class B         $109.53             --                  --           --            13.94%
         All contract charges                               --          1,998            $323,002         0.34%               --
  2006   Lowest contract charge 0.50% Class B          $ 60.37             --                  --           --             7.24%
         Highest contract charge 1.45% Class B         $ 96.13             --                  --           --             6.22%
         All contract charges                               --          2,215            $314,252           --                --
  2005   Lowest contract charge 0.50% Class B          $ 56.29             --                  --           --             8.48%
         Highest contract charge 1.45% Class B         $ 90.50             --                  --           --             7.45%
         All contract charges                               --          2,567            $342,058           --               --
  2004   Lowest contract charge 0.50% Class B          $ 51.89             --                  --           --            12.06%
         Highest contract charge 1.45% Class B         $ 84.23             --                  --           --            10.99%
         All contract charges                               --          2,943            $364,786           --               --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.45%
  2008   Lowest contract charge 0.50% Class B (d)      $ 45.70             --                  --           --          (56.92)%
         Highest contract charge 1.45% Class B (d)     $ 44.30             --                  --           --          (57.33)%
         All contract charges                               --            198            $  8,765         1.43%              --
  2007   Lowest contract charge 0.50% Class B (d)      $106.08             --                  --           --           (6.41)%
         Highest contract charge 1.45% Class B (d)     $103.83             --                  --           --           (7.29)%
         All contract charges                               --            201            $ 20,937         0.00%              --
  2006   Lowest contract charge 0.50% Class B (d)      $113.34             --                  --           --             6.30%
         Highest contract charge 1.45% Class B (d)     $112.00             --                  --           --             5.29%
         All contract charges                               --            168            $ 18,866         0.05%              --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (d)      $ 106.62              --                 --           --            6.62%
         Highest contract charge 1.45% Class B (d)     $ 106.38              --                 --           --            6.38%
         All contract charges                                --              20         $    2,150         0.14%             --
EQ/Large Cap Value PLUS (n)
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (o)      $  88.09              --                 --           --         (43.29)%
         Highest contract charge 1.45% Class A (o)     $  79.92              --                 --           --         (43.83)%
         All contract charges                                --           8,288         $  607,794         3.00%             --
  2007   Lowest contract charge 0.50% Class A (o)      $ 155.34              --                 --           --          (5.17)%
         Highest contract charge 1.45% Class A (o)     $ 142.29              --                 --           --          (5.52)%
         All contract charges                                --           9,387         $1,261,004         2.66%             --
EQ/Large Cap Value PLUS (n)
---------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  87.50              --                 --           --         (43.61)%
         Highest contract charge 1.30% Class B         $  54.87              --                 --           --         (44.06)%
         All contract charges                                --           1,368         $  124,290         3.00%             --
  2007   Lowest contract charge 0.50% Class B          $ 155.18              --                 --           --          (5.03)%
         Highest contract charge 1.30% Class B         $  98.09              --                 --           --          (5.79)%
         All contract charges                                --           1,726         $  239,219         2.66%             --
  2006   Lowest contract charge 0.50% Class B          $ 163.40              --                 --           --           20.78%
         Highest contract charge 1.45% Class B         $ 151.12              --                 --           --           19.63%
         All contract charges                                --           3,483         $  500,340         1.68%             --
  2005   Lowest contract charge 0.50% Class B          $ 135.28              --                 --           --            4.91%
         Highest contract charge 1.45% Class B         $ 126.32              --                 --           --            3.91%
         All contract charges                                --           3,103         $  371,731         1.19%             --
  2004   Lowest contract charge 0.50% Class B          $ 128.95              --                 --           --           13.44%
         Highest contract charge 1.45% Class B         $ 121.57              --                 --           --           11.80%
         All contract charges                                --           2,885         $  331,846         1.41%             --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 113.74              --                 --           --            4.48%
         Highest contract charge 1.45% Class B (c)     $ 109.81              --                 --           --            3.48%
         All contract charges                                --             236         $   26,071         5.13%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.86              --                 --           --            6.85%
         Highest contract charge 1.45% Class B (c)     $ 106.12              --                 --           --            5.83%
         All contract charges                                --             223         $   23,944         4.43%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 101.88              --                 --           --            1.31%
         Highest contract charge 1.45% Class B (c)     $ 100.27              --                 --           --            0.35%
         All contract charges                                --             176         $   17,749         4.74%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 100.56              --                 --           --            0.56%
         Highest contract charge 1.45% Class B (c)     $  99.92              --                 --           --          (0.08)%
         All contract charges                                --             105         $   10,485         5.11%             --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  80.78              --                 --           --         (36.88)%
         Highest contract charge 1.45% Class B (c)     $  77.98              --                 --           --         (37.49)%
         All contract charges                                --             135         $   10,625         1.57%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 127.98              --                 --           --            2.95%
         Highest contract charge 1.45% Class B (c)     $ 124.75              --                 --           --            1.97%
         All contract charges                                --             130         $   16,386         1.18%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 124.31              --                 --           --           16.63%
         Highest contract charge 1.45% Class B (c)     $ 122.34              --                 --           --           15.51%
         All contract charges                                --              95         $   11,695         1.50%             --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $106.59             --                 --           --             6.59%
         Highest contract charge 1.45% Class B (c)      $105.91             --                 --           --             5.91%
         All contract charges                                --             16           $  1,731         1.68%              --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 90.08             --                 --           --          (31.32)%
         Highest contract charge 1.45% Class B (c)      $ 86.96             --                 --           --          (31.98)%
         All contract charges                                --            104           $  9,067         1.30%              --
  2007   Lowest contract charge 0.50% Class B (c)       $131.15             --                 --           --            10.12%
         Highest contract charge 1.45% Class B (c)      $127.84             --                 --           --             9.07%
         All contract charges                                --             54           $  7,108         0.82%              --
  2006   Lowest contract charge 0.50% Class B (c)       $119.10             --                 --           --            12.13%
         Highest contract charge 1.45% Class B (c)      $117.21             --                 --           --            11.06%
         All contract charges                                --             35           $  4,131         1.24%              --
  2005   Lowest contract charge 0.50% Class B (c)       $106.21             --                 --           --             6.21%
         Highest contract charge 1.45% Class B (c)      $105.54             --                 --           --             8.09%
         All contract charges                                --             18           $  1,877         0.93%              --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 76.23             --                 --           --          (39.26)%
         Highest contract charge 1.45% Class B (c)      $ 73.59             --                 --           --          (39.85)%
         All contract charges                                --            269           $ 19,866         1.59%              --
  2007   Lowest contract charge 0.50% Class B (c)       $125.51             --                 --           --             0.07%
         Highest contract charge 1.45% Class B (c)      $122.34             --                 --           --           (0.89)%
         All contract charges                                --            231           $ 28,442         0.59%              --
  2006   Lowest contract charge 0.50% Class B (c)       $125.42             --                 --           --            11.87%
         Highest contract charge 1.45% Class B (c)      $123.44             --                 --           --            10.80%
         All contract charges                                --            140           $ 17,357         1.16%              --
  2005   Lowest contract charge 0.50% Class B (c)       $112.11             --                 --           --            12.11%
         Highest contract charge 1.45% Class B (c)      $111.40             --                 --           --            11.40%
         All contract charges                                --             94           $ 10,450         1.72%              --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $108.22             --                 --           --          (40.59)%
         Highest contract charge 1.45% Class B          $100.95             --                 --           --          (41.16)%
         All contract charges                                --          2,670           $271,576         0.99%              --
  2007   Lowest contract charge 0.50% Class B           $182.16             --                 --           --            13.47%
         Highest contract charge 1.45% Class B          $171.57             --                 --           --            12.39%
         All contract charges                                --          2,374           $411,149         0.18%              --
  2006   Lowest contract charge 0.50% Class B           $160.53             --                 --           --             8.78%
         Highest contract charge 1.45% Class B          $152.66             --                 --           --             7.74%
         All contract charges                                --          2,089           $321,846         0.74%              --
  2005   Lowest contract charge 0.50% Class B           $147.58             --                 --           --            10.15%
         Highest contract charge 1.45% Class B          $141.69             --                 --           --             9.10%
         All contract charges                                --          1,655           $236,310           --               --
  2004   Lowest contract charge 0.50% Class B           $133.98             --                 --           --             9.96%
         Highest contract charge 1.45% Class B          $129.87             --                 --           --             8.91%
         All contract charges                                --          1,280           $167,297           --               --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B           $ 75.38             --                 --           --            (49.53)%
         Highest contract charge 1.45% Class B          $ 67.98             --                 --           --            (50.02)%
         All contract charges                                --          2,796           $192,207         0.92%               --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Mid Cap Index (Continued)
----------------------------
  2007   Lowest contract charge 0.50% Class B          $149.37               --                 --           --            7.48%
         Highest contract charge 1.45% Class B         $136.02               --                 --           --            6.46%
         All contract charges                               --            2,644           $364,141           --              --
  2006   Lowest contract charge 0.50% Class B          $138.97               --                 --           --           10.97%
         Highest contract charge 1.45% Class B         $127.77               --                 --           --            9.91%
         All contract charges                               --            2,461           $318,026         3.32%             --
  2005   Lowest contract charge 0.50% Class B          $125.23               --                 --           --            5.83%
         Highest contract charge 1.45% Class B         $116.25               --                 --           --            4.83%
         All contract charges                               --            2,266           $265,901         7.70%             --
  2004   Lowest contract charge 0.50% Class B          $118.33               --                 --           --           15.45%
         Highest contract charge 1.45% Class B         $110.90               --                 --           --           14.35%
         All contract charges                               --            1,999           $223,196         2.47%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $108.09               --                 --           --         (39.87)%
         Highest contract charge 1.45% Class B         $ 79.42               --                 --           --         (40.45)%
         All contract charges                               --            2,463           $244,404         1.43%             --
  2007   Lowest contract charge 0.50% Class B          $179.75               --                 --           --          (2.09)%
         Highest contract charge 1.45% Class B         $133.36               --                 --           --          (3.03)%
         All contract charges                               --            2,763           $458,308         1.01%             --
  2006   Lowest contract charge 0.50% Class B          $183.59               --                 --           --           11.92%
         Highest contract charge 1.45% Class B         $137.53               --                 --           --           10.86%
         All contract charges                               --            2,889           $493,560         0.31%             --
  2005   Lowest contract charge 0.50% Class B          $164.04               --                 --           --           10.77%
         Highest contract charge 1.45% Class B         $124.06               --                 --           --            9.71%
         All contract charges                               --            2,900           $446,196         4.74%             --
  2004   Lowest contract charge 0.50% Class B          $148.09               --                 --           --           17.26%
         Highest contract charge 1.45% Class B         $113.08               --                 --           --           16.14%
         All contract charges                               --            2,707           $379,449         2.57%             --
EQ/Money Market+
----------------
         Unit Value 0.50% to 1.49%*
  2008   Lowest contract charge 0.50% Class A (g)      $107.20               --                 --           --            1.85%
         Highest contract charge 1.49% Class A         $ 36.99               --                 --           --            1.04%
         All contract charges                               --            2,804           $139,434         2.82%             --
  2007   Lowest contract charge 0.50% Class A (g)      $105.25               --                 --           --            4.46%
         Highest contract charge 1.49% Class A         $ 36.61               --                 --           --            3.62%
         All contract charges                               --            3,066           $147,228         4.79%             --
  2006   Lowest contract charge 0.50% Class A (g)      $100.76               --                 --           --            0.76%
         Highest contract charge 1.49% Class A         $ 35.33               --                 --           --            3.35%
         All contract charges                               --            2,357           $111,741         4.59%             --
  2005   Lowest contract charge 0.74% Class A          $ 43.38               --                 --           --            2.25%
         Highest contract charge 1.49% Class A         $ 34.19               --                 --           --            1.48%
         All contract charges                               --            1,710           $ 61,840         2.80%             --
  2004   Lowest contract charge 0.74% Class A          $ 42.43               --                 --           --            0.41%
         Highest contract charge 1.49% Class A         $ 33.69               --                 --           --          (0.36)%
         All contract charges                               --            1,808           $ 79,290         0.97%             --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $118.64               --                 --           --            1.60%
         Highest contract charge 1.30% Class B (h)     $104.80               --                 --           --            0.80%
         All contract charges                               --              466           $ 55,344         2.82%             --
  2007   Lowest contract charge 0.50% Class B          $116.77               --                 --           --            4.18%
         Highest contract charge 1.30% Class B (h)     $103.97               --                 --           --            3.35%
         All contract charges                               --              368           $ 44,041         4.79%             --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market (Continued)
---------------------------
  2006   Lowest contract charge 0.50% Class B          $ 112.08             --                 --            --            3.96%
         Highest contract charge 1.30% Class B (h)     $ 100.60             --                 --            --            0.60%
         All contract charges                                --            293            $33,856          4.59%             --
  2005   Lowest contract charge 0.50% Class B          $ 107.81             --                 --            --            2.11%
         Highest contract charge 1.20% Class B         $ 113.12             --                 --            --            1.40%
         All contract charges                                --            229            $47,898          2.80%             --
  2004   Lowest contract charge 0.50% Class B          $ 105.58             --                 --            --            0.27%
         Highest contract charge 1.20% Class B         $ 111.56             --                 --            --          (0.43)%
         All contract charges                                --            253            $36,399          0.97%             --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  94.81             --                 --            --         (33.23)%
         Highest contract charge 1.45% Class B (b)     $  91.05             --                 --            --         (33.86)%
         All contract charges                                --            216            $19,750          0.25%             --
  2007   Lowest contract charge 0.50% Class B (b)      $ 141.99             --                 --            --           20.21%
         Highest contract charge 1.45% Class B (b)     $ 137.67             --                 --            --           19.06%
         All contract charges                                --            106            $14,637          0.46%             --
  2006   Lowest contract charge 0.50% Class B (b)      $ 118.12             --                 --            --            7.41%
         Highest contract charge 1.45% Class B (b)     $ 115.63             --                 --            --            6.39%
         All contract charges                                --             32            $ 3,686          0.21%             --
  2005   Lowest contract charge 0.50% Class B (b)      $ 109.97             --                 --            --            4.88%
         Highest contract charge 1.45% Class B (b)     $ 108.69             --                 --            --            3.88%
         All contract charges                                --             26            $ 2,846          0.44%             --
  2004   Lowest contract charge 0.50% Class B (b)      $ 104.85             --                 --            --            7.93%
         Highest contract charge 1.45% Class B (b)     $ 104.63             --                 --            --            7.74%
         All contract charges                                --              2            $   224          0.27%             --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  66.89             --                 --            --         (38.41)%
         Highest contract charge 1.45% Class B (e)     $  65.42             --                 --            --         (39.00)%
         All contract charges                                --            351            $23,077          3.77%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 108.61             --                 --            --            1.15%
         Highest contract charge 1.45% Class B (e)     $ 107.25             --                 --            --            0.17%
         All contract charges                                --            337            $36,145          0.00%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 107.38             --                 --            --            7.38%
         Highest contract charge 1.45% Class B (e)     $ 107.07             --                 --            --            7.07%
         All contract charges                                --             44            $ 4,705          0.43%             --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  68.98             --                 --            --         (41.04)%
         Highest contract charge 1.45% Class B (e)     $  67.46             --                 --            --         (41.61)%
         All contract charges                                --            160            $10,889          1.37%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 116.99             --                 --            --            5.18%
         Highest contract charge 1.45% Class B (e)     $ 115.53             --                 --            --            4.17%
         All contract charges                                --            114            $13,151          0.37%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 111.23             --                 --            --           11.23%
         Highest contract charge 1.45% Class B (e)     $ 110.91             --                 --            --           10.91%
         All contract charges                                --             21            $ 2,340          0.05%             --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (i)      $  58.26             --                 --            --         (39.12)%
         Highest contract charge 1.45% Class B (i)     $  57.36             --                 --            --         (39.70)%
         All contract charges                                --             26            $ 1,554          0.73%             --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Opportunity (Continued)
--------------------------------------------------
  2007   Lowest contract charge 0.50% Class B (i)      $ 95.69           --                    --            --          (4.31)%
         Highest contract charge 1.45% Class B (i)     $ 95.12           --                    --            --          (4.88)%
         All contract charges                               --           16              $  1,547          0.75%             --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $ 66.83           --                    --            --         (38.56)%
         Highest contract charge 1.45% Class B (e)     $ 65.36           --                    --            --         (39.14)%
         All contract charges                               --          110              $  7,124          0.09%             --
  2007   Lowest contract charge 0.50% Class B (e)      $108.77           --                    --            --          (2.26)%
         Highest contract charge 1.45% Class B (e)     $107.40           --                    --            --          (3.20)%
         All contract charges                               --           74              $  7,887            --              --
  2006   Lowest contract charge 0.50% Class B (e)      $111.28           --                    --            --           11.28%
         Highest contract charge 1.45% Class B (e)     $110.95           --                    --            --           10.95%
         All contract charges                               --           13              $  1,493          1.28%             --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $105.68           --                    --            --          (4.53)%
         Highest contract charge 1.45% Class B (c)     $102.03           --                    --            --          (5.44)%
         All contract charges                               --          975              $100,324          3.21%             --
  2007   Lowest contract charge 0.50% Class B (c)      $110.69           --                    --            --           10.91%
         Highest contract charge 1.45% Class B (c)     $107.90           --                    --            --            9.86%
         All contract charges                               --          448              $ 48,682          3.10%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 99.80           --                    --            --          (0.11)%
         Highest contract charge 1.45% Class B (c)     $ 98.22           --                    --            --          (1.06)%
         All contract charges                               --          303              $ 29,905          4.95%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 99.91           --                    --            --          (0.09)%
         Highest contract charge 1.45% Class B (c)     $ 99.28           --                    --            --          (0.72)%
         All contract charges                               --          149              $ 14,808          5.53%             --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $ 97.98           --                    --            --          (6.79)%
         Highest contract charge 1.45% Class A         $129.00           --                    --            --          (7.69)%
         All contract charges                               --          603              $ 98,734          5.15%             --
  2007   Lowest contract charge 0.50% Class A (g)      $105.12           --                    --            --            4.28%
         Highest contract charge 1.45% Class A         $139.74           --                    --            --            3.27%
         All contract charges                               --          691              $122,544          5.12%             --
  2006   Lowest contract charge 0.50% Class A (g)      $100.81           --                    --            --          (0.81)%
         Highest contract charge 1.45% Class A         $135.31           --                    --            --            2.58%
         All contract charges                               --          694              $119,214          4.01%             --
  2005   Lowest contract charge 0.90% Class A          $164.70           --                    --            --            1.34%
         Highest contract charge 1.45% Class A         $131.90           --                    --            --            0.78%
         All contract charges                               --          753              $125,885          3.89%             --
  2004   Lowest contract charge 0.90% Class A          $162.53           --                    --            --            3.07%
         Highest contract charge 1.45% Class A         $130.89           --                    --            --            2.50%
         All contract charges                               --          795              $131,674          3.87%             --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $129.84           --                    --            --          (7.02)%
         Highest contract charge 1.30% Class B (h)     $ 95.78           --                    --            --          (7.74)%
         All contract charges                               --          195              $ 25,267          5.15%             --
  2007   Lowest contract charge 0.50% Class B          $139.64           --                    --            --            4.01%
         Highest contract charge 1.30% Class B (h)     $103.82           --                    --            --            3.18%
         All contract charges                               --          241              $ 33,892          5.12%             --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 134.25              --                --            --          3.30%
         Highest contract charge 1.30% Class B (h)     $ 100.62              --                --            --          0.62%
         All contract charges                                --             246          $ 33,382          4.01%           --
  2005   Lowest contract charge 0.50% Class B          $ 129.96              --                --            --          1.49%
         Highest contract charge 1.20% Class B         $ 131.99              --                --            --          0.78%
         All contract charges                                --             256          $ 33,894          3.89%           --
  2004   Lowest contract charge 0.50% Class B          $ 128.05              --                --            --          3.23%
         Highest contract charge 1.20% Class B         $ 130.97              --                --            --          2.50%
         All contract charges                                --             261          $ 34,083          3.87%           --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 106.07              --                --            --        (2.49)%
         Highest contract charge 1.45% Class B (c)     $ 102.41              --                --            --        (3.42)%
         All contract charges                                --             121          $ 12,527          5.85%           --
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.78              --                --            --          4.79%
         Highest contract charge 1.45% Class B (c)     $ 106.04              --                --            --          3.79%
         All contract charges                                --             111          $ 11,897          4.93%           --
  2006   Lowest contract charge 0.50% Class B (c)      $ 103.81              --                --            --          3.44%
         Highest contract charge 1.45% Class B (c)     $ 102.17              --                --            --          2.46%
         All contract charges                                --              72          $  7,341          4.64%           --
  2005   Lowest contract charge 0.50% Class B (c)      $ 100.36                                                          0.36%
         Highest contract charge 1.45% Class B (c)     $  99.72                                                        (0.28)%
         All contract charges                                --              22          $  2,204          2.87%           --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 108.75              --                --            --       (34.46)%
         Highest contract charge 1.45% Class B         $ 101.61              --                --            --       (35.09)%
         All contract charges                                --           1,079          $110,179          0.86%           --
  2007   Lowest contract charge 0.50% Class B          $ 165.93              --                --            --        (2.33)%
         Highest contract charge 1.45% Class B         $ 156.54              --                --            --        (3.26)%
         All contract charges                                --           1,028          $162,622          1.40%           --
  2006   Lowest contract charge 0.50% Class B          $ 169.88              --                --            --         17.12%
         Highest contract charge 1.45% Class B         $ 161.81              --                --            --         16.01%
         All contract charges                                --             903          $147,411          1.37%           --
  2005   Lowest contract charge 0.50% Class B          $ 145.04              --                --            --          3.73%
         Highest contract charge 1.45% Class B         $ 139.49              --                --            --          2.75%
         All contract charges                                --             723          $101,473          1.21%           --
  2004   Lowest contract charge 0.50% Class B          $ 139.82              --                --            --         17.08%
         Highest contract charge 1.45% Class B         $ 135.75              --                --            --         15.97%
         All contract charges                                --             597          $ 81,729          2.73%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  67.56              --                --            --       (42.49)%
         Highest contract charge 1.45% Class B (b)     $  64.87              --                --            --       (43.05)%
         All contract charges                                --             804          $ 52,446          0.00%           --
  2007   Lowest contract charge 0.50% Class B (b)      $ 117.48              --                --            --          6.69%
         Highest contract charge 1.45% Class B (b)     $ 113.91              --                --            --          5.67%
         All contract charges                                --             750          $ 86,072          0.14%           --
  2006   Lowest contract charge 0.50% Class B (b)      $ 110.11              --                --            --        (4.49)%
         Highest contract charge 1.45% Class B (b)     $ 107.80              --                --            --        (5.40)%
         All contract charges                                --              80          $  8,636            --            --
  2005   Lowest contract charge 0.50% Class B (b)      $ 115.29              --                --            --          3.47%
         Highest contract charge 1.45% Class B (b)     $ 113.95              --                --            --          2.48%
         All contract charges                                --              70          $  7,961            --            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)      $ 111.43              --                --            --           12.32%
         Highest contract charge 1.45% Class B (b)     $ 111.19              --                --            --           12.12%
         All contract charges                                --               9          $    969            --              --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  64.51              --                --            --         (41.12)%
         Highest contract charge 1.45% Class B (e)     $  63.10              --                --            --         (41.68)%
         All contract charges                                --             291          $ 18,450          1.69%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 109.56              --                --            --            1.58%
         Highest contract charge 1.45% Class B (e)     $ 108.19              --                --            --            0.60%
         All contract charges                                --             276          $ 29,896          0.67%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 107.86              --                --            --            7.86%
         Highest contract charge 1.45% Class B (e)     $ 107.54              --                --            --            7.54%
         All contract charges                                --              45          $  4,856          0.45%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (b)      $  80.98              --                --            --         (40.33)%
         Highest contract charge 1.45% Class B (b)     $  77.76              --                --            --         (40.90)%
         All contract charges                                --             195          $ 15,016          1.19%             --
  2007   Lowest contract charge 0.50% Class B (b)      $ 135.71              --                --            --            0.66%
         Highest contract charge 1.45% Class B (b)     $ 131.58              --                --            --          (0.30)%
         All contract charges                                --             204          $ 27,120          0.92%             --
  2006   Lowest contract charge 0.50% Class B (b)      $ 134.82              --                --            --           13.58%
         Highest contract charge 1.45% Class B (b)     $ 131.98              --                --            --           12.50%
         All contract charges                                --             148          $ 19,665          0.98%             --
  2005   Lowest contract charge 0.50% Class B (b)      $ 118.70              --                --            --            8.46%
         Highest contract charge 1.45% Class B (b)     $ 117.32              --                --            --            7.43%
         All contract charges                                --              67          $  7,918          1.35%             --
  2004   Lowest contract charge 0.50% Class B (b)      $ 109.44              --                --            --           11.67%
         Highest contract charge 1.45% Class B (b)     $ 109.21              --                --            --           11.48%
         All contract charges                                --               1          $    220          2.62%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  73.61              --                --            --         (37.26)%
         Highest contract charge 1.45% Class B (c)     $  71.07              --                --            --         (37.86)%
         All contract charges                                --             197          $ 14,153          1.92%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 117.33              --                --            --          (2.99)%
         Highest contract charge 1.45% Class B (c)     $ 114.37              --                --            --          (3.92)%
         All contract charges                                --             199          $ 22,805          1.69%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 120.95              --                --            --           15.33%
         Highest contract charge 1.45% Class B (c)     $ 119.04              --                --            --           14.23%
         All contract charges                                --             152          $ 18,187          3.08%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 104.88              --                --            --            4.88%
         Highest contract charge 1.45% Class B (c)     $ 104.21              --                --            --            4.21%
         All contract charges                                --              64          $  6,674          2.03%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B          $ 145.67              --                --            --         (57.56)%
         Highest contract charge 1.45% Class B         $ 156.59              --                --            --         (57.97)%
         All contract charges                                --           2,129          $253,220          0.14%             --
  2007   Lowest contract charge 0.50% Class B          $ 343.25              --                --            --           41.30%
         Highest contract charge 1.45% Class B         $ 372.58              --                --            --           39.95%
         All contract charges                                --           2,232          $634,802            --              --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 242.92              --                 --           --           36.37%
         Highest contract charge 1.45% Class B         $ 266.22              --                 --           --           35.07%
         All contract charges                                --           2,029         $  410,513         0.43%             --
  2005   Lowest contract charge 0.50% Class B          $ 178.13              --                 --           --           32.12%
         Highest contract charge 1.45% Class B         $ 197.09              --                 --           --           30.86%
         All contract charges                                --           1,693         $  250,448         0.59%             --
  2004   Lowest contract charge 0.50% Class B          $ 134.82              --                 --           --           23.06%
         Highest contract charge 1.45% Class B         $ 150.61              --                 --           --           21.88%
         All contract charges                                --           1,293         $  146,341         0.68%             --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (c)      $  86.36              --                 --           --         (47.59)%
         Highest contract charge 1.45% Class B (c)     $  83.37              --                 --           --         (48.09)%
         All contract charges                                --             384         $   32,050         0.00%             --
  2007   Lowest contract charge 0.50% Class B (c)      $ 164.77              --                 --           --           21.80%
         Highest contract charge 1.45% Class B (c)     $ 160.61              --                 --           --           20.63%
         All contract charges                                --             286         $   45,962         0.34%             --
  2006   Lowest contract charge 0.50% Class B (c)      $ 135.28              --                 --           --            8.71%
         Highest contract charge 1.45% Class B (c)     $ 133.14              --                 --           --            7.68%
         All contract charges                                --             116         $   15,516         0.47%             --
  2005   Lowest contract charge 0.50% Class B (c)      $ 124.44              --                 --           --           24.44%
         Highest contract charge 1.45% Class B (c)     $ 123.65              --                 --           --           23.65%
         All contract charges                                --              39         $    4,864           --              --
EQ/Van Kampen Real Estate (m)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (o)      $  50.59              --                 --           --         (39.22)%
         Highest contract charge 1.45% Class B (o)     $  49.87              --                 --           --         (39.79)%
         All contract charges                                --           1,607         $   80,374         2.40%             --
  2007   Lowest contract charge 0.50% Class B (o)      $  83.23              --                 --           --         (16.77)%
         Highest contract charge 1.45% Class B (o)     $  82.82              --                 --           --         (17.18)%
         All contract charges                                --           1,582         $  131,033         0.76%             --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class A (g)      $  62.19              --                 --           --         (46.81)%
         Highest contract charge 1.45% Class A         $  45.52              --                 --           --         (47.32)%
         All contract charges                                --           7,902         $  406,785         0.49%             --
  2007   Lowest contract charge 0.50% Class A (g)      $ 116.93              --                 --           --           11.11%
         Highest contract charge 1.45% Class A         $  86.41              --                 --           --           10.03%
         All contract charges                                --           8,900         $  867,396         0.10%             --
  2006   Lowest contract charge 0.50% Class A (g)      $ 105.24              --                 --           --            5.24%
         Highest contract charge 1.45% Class A         $  78.53              --                 --           --            3.85%
         All contract charges                                --          10,463         $  923,899         0.17%             --
  2005   Lowest contract charge 0.90% Class A          $ 103.39              --                 --           --            7.50%
         Highest contract charge 1.45% Class A         $  75.62              --                 --           --            6.90%
         All contract charges                                --          12,174         $1,031,638           --              --
  2004   Lowest contract charge 0.90% Class A          $  96.18              --                 --           --           11.37%
         Highest contract charge 1.45% Class A         $  70.74              --                 --           --           10.75%
         All contract charges                                --          13,893         $1,098,403           --              --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.30%*
  2008   Lowest contract charge 0.50% Class B          $  46.97              --                 --           --         (46.94)%
         Highest contract charge 1.30% Class B (h)     $  60.79              --                 --           --         (47.37)%
         All contract charges                                --             133         $    6,081         0.49%             --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.50% Class B         $  88.52              --                 --            --           10.83%
         Highest contract charge 1.30% Class B (h)    $ 115.50              --                 --            --            9.95%
         All contract charges                               --             159            $13,842          0.10%             --
  2006   Lowest contract charge 0.50% Class B         $  79.87              --                 --            --            4.59%
         Highest contract charge 1.30% Class B (h)    $ 105.05              --                 --            --            5.05%
         All contract charges                               --             190            $14,885          0.17%             --
  2005   Lowest contract charge 0.50% Class B         $  76.37              --                 --            --            7.67%
         Highest contract charge 1.20% Class B        $  75.63              --                 --            --            6.91%
         All contract charges                               --             203            $15,262            --              --
  2004   Lowest contract charge 0.50% Class B         $  70.93              --                 --            --           11.54%
         Highest contract charge 1.20% Class B        $  70.75              --                 --            --           10.75%
         All contract charges                               --             205            $14,345            --              --
Multimanager Core Bond
----------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                            $ 107.54               2            $   240          4.88%           1.43%
  2007   1.25% Class A (q)                            $ 106.02              --                 --          4.09%           6.02%
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $ 129.41              --                 --            --            1.95%
         Highest contract charge 1.45% Class B        $ 121.01              --                 --            --            0.98%
         All contract charges                               --             582            $71,497          4.88%             --
  2007   Lowest contract charge 0.50% Class B         $ 126.94              --                 --            --            5.73%
         Highest contract charge 1.45% Class B        $ 119.83              --                 --            --            4.71%
         All contract charges                               --             594            $72,099          4.09%             --
  2006   Lowest contract charge 0.50% Class B         $ 120.06              --                 --            --            3.25%
         Highest contract charge 1.45% Class B        $ 114.44              --                 --            --            2.27%
         All contract charges                               --             591            $68,372          4.11%             --
  2005   Lowest contract charge 0.50% Class B         $ 116.28              --                 --            --            1.24%
         Highest contract charge 1.45% Class B        $ 111.90              --                 --            --            0.28%
         All contract charges                               --             605            $68,268          3.47%             --
  2004   Lowest contract charge 0.50% Class B         $ 114.85              --                 --            --            3.37%
         Highest contract charge 1.45% Class B        $ 111.59              --                 --            --            2.38%
         All contract charges                               --             575            $64,676          3.24%             --
Multimanager Health Care
------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                            $  73.62               2            $   111          0.00%        (27.57)%
  2007   1.25% Class A (q)                            $ 101.64              --            $    31          0.00%           1.64%
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B         $  99.59              --                 --            --         (27.18)%
         Highest contract charge 1.45% Class B        $  93.11              --                 --            --         (27.88)%
         All contract charges                               --             404            $37,959          0.00%             --
  2007   Lowest contract charge 0.50% Class B         $ 136.76              --                 --            --            8.42%
         Highest contract charge 1.45% Class B        $ 129.11              --                 --            --            7.38%
         All contract charges                               --             396            $51,597            --              --
  2006   Lowest contract charge 0.50% Class B         $ 126.14              --                 --            --            4.61%
         Highest contract charge 1.45% Class B        $ 120.24              --                 --            --            3.61%
         All contract charges                               --             387            $47,061          1.05%             --
  2005   Lowest contract charge 0.50% Class B         $ 120.59              --                 --            --            6.43%
         Highest contract charge 1.45% Class B        $ 116.05              --                 --            --            5.41%
         All contract charges                               --             361            $42,208          2.61%             --
  2004   Lowest contract charge 0.50% Class B         $ 113.31              --                 --            --           11.57%
         Highest contract charge 1.45% Class B        $ 110.09              --                 --            --           10.50%
         All contract charges                               --             318            $35,180          3.73%             --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.45%*                                         --                 --            --         (23.70)%
  2008   Lowest contract charge 0.50% Class A (g)     $  80.57              --                 --            --         (24.43)%
         Highest contract charge 1.45% Class A        $  80.77             645           $ 88,735          9.05%
         All contract charges                               --              --                 --            --            2.88%
  2007   Lowest contract charge 0.50% Class A (g)     $ 105.59              --                 --            --            1.90%
         Highest contract charge 1.45% Class A        $ 106.88             749           $136,313          7.58%             --
         All contract charges                               --              --                 --            --            2.63%
  2006   Lowest contract charge 0.50% Class A (g)     $ 102.63              --                 --            --            8.61%
         Highest contract charge 1.45% Class A        $ 104.89             767           $137,007          7.11%             --
         All contract charges                               --              --                 --            --            2.39%
  2005   Lowest contract charge 0.90% Class A         $ 144.66              --                 --            --            1.82%
         Highest contract charge 1.45% Class A        $  96.58             799           $131,305          7.88%             --
         All contract charges                               --              --                 --            --            7.96%
  2004   Lowest contract charge 0.90% Class A         $ 141.28              --                 --            --            7.36%
         Highest contract charge 1.45% Class A        $  94.85             827           $133,524          6.69%             --
         All contract charges                               --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.30%*                                         --                 --            --         (23.89)%
  2008   Lowest contract charge 0.50% Class B         $ 105.16              --                 --            --         (24.49)%
         Highest contract charge 1.30% Class B (h)    $  78.76             298           $ 26,227          9.05%             --
         All contract charges                               --              --                 --            --            2.62%
  2007   Lowest contract charge 0.50% Class B         $ 138.16              --                 --            --            1.81%
         Highest contract charge 1.30% Class B (h)    $ 104.30             384           $ 44,436          7.58%             --
         All contract charges                               --              --                 --            --            9.38%
  2006   Lowest contract charge 0.50% Class B         $ 134.63              --                 --            --            2.45%
         Highest contract charge 1.30% Class B (h)    $ 102.45             379           $ 42,859          7.11%             --
         All contract charges                               --              --                 --            --            2.54%
  2005   Lowest contract charge 0.50% Class B         $ 123.08              --                 --            --            1.83%
         Highest contract charge 1.20% Class B        $  96.58             379           $ 39,438          7.88%             --
         All contract charges                               --              --                 --            --            8.13%
  2004   Lowest contract charge 0.50% Class B         $ 120.03              --                 --            --            7.37%
         Highest contract charge 1.20% Class B        $  94.85             319           $ 32,690          6.69%             --
         All contract charges                               --
Multimanager International Equity
---------------------------------
         Unit Value 1.25%*                                                   2           $    107          1.53%        (47.76)%
  2008   1.25% Class A (q)                            $  52.61              --           $      7          0.72%           0.71%
  2007   1.25% Class A (q)                            $ 100.71
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*                                         --                 --            --         (47.50)%
  2008   Lowest contract charge 0.50% Class B         $ 103.86              --                 --            --         (48.00)%
         Highest contract charge 1.45% Class B        $  97.11             616           $ 60,647          1.53%             --
         All contract charges                               --              --                 --            --           11.87%
  2007   Lowest contract charge 0.50% Class B         $ 197.82              --                 --            --           10.79%
         Highest contract charge 1.45% Class B        $ 186.75             644           $121,692          0.72%             --
         All contract charges                               --              --                 --            --           24.69%
  2006   Lowest contract charge 0.50% Class B         $ 176.83              --                 --            --           23.50%
         Highest contract charge 1.45% Class B        $ 168.56             615           $104,906          2.18%             --
         All contract charges                               --              --                 --            --           14.87%
  2005   Lowest contract charge 0.50% Class B         $ 141.82              --                 --            --           13.77%
         Highest contract charge 1.45% Class B        $ 136.48             472           $ 65,031          4.04%             --
         All contract charges                               --              --                 --            --           17.32%
  2004   Lowest contract charge 0.50% Class B         $ 123.46              --                 --            --           16.20%
         Highest contract charge 1.45% Class B        $ 119.96             402           $ 48,558          2.20%             --
         All contract charges                               --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  57.00              --                 --          0.51%         (40.14)%
  2007   1.25% Class A (q)                        $  95.23              --                 --          0.43%          (4.77)%
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  80.89              --                 --            --          (39.85)%
         Highest contract charge 1.45% Class B    $  75.64              --                 --            --          (40.41)%
         All contract charges                           --             159            $12,192          0.51%              --
  2007   Lowest contract charge 0.50% Class B     $ 134.47              --                 --            --             4.48%
         Highest contract charge 1.45% Class B    $ 126.94              --                 --            --             3.47%
         All contract charges                           --             173            $22,281          0.43%              --
  2006   Lowest contract charge 0.50% Class B     $ 128.70              --                 --            --            13.01%
         Highest contract charge 1.45% Class B    $ 122.68              --                 --            --            11.94%
         All contract charges                           --             162            $20,110          0.60%              --
  2005   Lowest contract charge 0.50% Class B     $ 113.89              --                 --            --             6.20%
         Highest contract charge 1.45% Class B    $ 109.60              --                 --            --             5.18%
         All contract charges                           --             175            $19,342          0.80%              --
  2004   Lowest contract charge 0.50% Class B     $ 107.24              --                 --            --             9.13%
         Highest contract charge 1.45% Class B    $ 104.20              --                 --            --             8.08%
         All contract charges                           --             178            $18,705          2.30%              --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  55.11              --                 --          0.00%         (45.99)%
  2007   1.25% Class A (q)                        $ 102.03              --                 --          0.00%            2.03%
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  60.51              --                 --            --          (45.65)%
         Highest contract charge 1.45% Class B    $  56.58              --                 --            --          (46.17)%
         All contract charges                           --             394            $22,690          0.00%              --
  2007   Lowest contract charge 0.50% Class B     $ 111.34              --                 --            --            10.69%
         Highest contract charge 1.45% Class B    $ 105.11              --                 --            --             9.63%
         All contract charges                           --             386            $41,221            --               --
  2006   Lowest contract charge 0.50% Class B     $ 100.59              --                 --            --           (0.39)%
         Highest contract charge 1.45% Class B    $  95.88              --                 --            --           (1.34)%
         All contract charges                           --             383            $37,071            --               --
  2005   Lowest contract charge 0.50% Class B     $ 100.98              --                 --            --             6.95%
         Highest contract charge 1.45% Class B    $  97.18              --                 --            --             5.94%
         All contract charges                           --             388            $38,002            --               --
  2004   Lowest contract charge 0.50% Class B     $  94.42              --                 --            --             6.13%
         Highest contract charge 1.45% Class B    $  91.74              --                 --            --             5.12%
         All contract charges                           --             379            $35,019            --               --
Multimanager Large Cap Value
----------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                        $  58.30               4                250          1.42%         (38.08)%
  2007   1.25% Class A (q)                        $  94.15               1            $    55          1.12%          (5.85)%
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B     $  96.17              --                 --            --          (37.77)%
         Highest contract charge 1.45% Class B    $  89.92              --                 --            --          (38.36)%
         All contract charges                           --             523            $47,681          1.42%              --
  2007   Lowest contract charge 0.50% Class B     $ 154.53              --                 --            --             3.12%
         Highest contract charge 1.45% Class B    $ 145.88              --                 --            --             2.13%
         All contract charges                           --             501             73,897          1.12%              --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B      $ 149.85             --                 --            --            18.73%
         Highest contract charge 1.45% Class B     $ 142.84             --                 --            --            17.60%
         All contract charges                            --            457            $65,936          2.93%              --
  2005   Lowest contract charge 0.50% Class B      $ 126.22             --                 --            --             6.56%
         Highest contract charge 1.45% Class B     $ 121.47             --                 --            --             5.55%
         All contract charges                            --            371            $45,368          3.03%              --
  2004   Lowest contract charge 0.50% Class B      $ 118.45             --                 --            --            13.85%
         Highest contract charge 1.45% Class B     $ 115.08             --                 --            --            12.77%
         All contract charges                            --            295            $34,179          5.97%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                         $  54.68              1            $    59          0.00%         (44.28)%
  2007   1.25% Class A (q)                         $  98.14             --                 --          0.00%          (1.86)%
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B      $  71.31             --                 --            --          (43.86)%
         Highest contract charge 1.45% Class B     $  66.68             --                 --            --          (44.40)%
         All contract charges                            --            679            $46,112          0.00%              --
  2007   Lowest contract charge 0.50% Class B      $ 127.03             --                 --            --            11.34%
         Highest contract charge 1.45% Class B     $ 119.92             --                 --            --            10.27%
         All contract charges                            --            730            $88,998            --               --
  2006   Lowest contract charge 0.50% Class B      $ 114.09             --                 --            --             9.07%
         Highest contract charge 1.45% Class B     $ 108.75             --                 --            --             8.03%
         All contract charges                            --            753            $82,924          0.51%              --
  2005   Lowest contract charge 0.50% Class B      $ 104.60             --                 --            --             7.85%
         Highest contract charge 1.45% Class B     $ 100.66             --                 --            --             6.81%
         All contract charges                            --            768            $78,075          1.61%              --
  2004   Lowest contract charge 0.50% Class B      $  96.99             --                 --            --            11.17%
         Highest contract charge 1.45% Class B     $  94.24             --                 --            --            10.11%
         All contract charges                            --            753            $71,596          1.57%              --
Multimanager Mid Cap Value
--------------------------
         Unit Value 1.25%*
  2008   1.25% Class A (q)                         $  55.86              1            $    80          0.45%         (36.62)%
  2007   1.25% Class A (q)                         $  88.13             --                 --          0.00%         (11.87)%
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B      $  92.21             --                 --            --          (36.28)%
         Highest contract charge 1.45% Class B     $  86.21             --                 --            --          (36.90)%
         All contract charges                            --            478            $41,835          0.45%              --
  2007   Lowest contract charge 0.50% Class B      $ 144.72             --                 --            --          (0.41)%
         Highest contract charge 1.45% Class B     $ 136.63             --                 --            --          (1.36)%
         All contract charges                            --            514            $71,135            --               --
  2006   Lowest contract charge 0.50% Class B      $ 145.32             --                 --            --            14.16%
         Highest contract charge 1.45% Class B     $ 138.52             --                 --            --            13.07%
         All contract charges                            --            539            $75,665          1.69%              --
  2005   Lowest contract charge 0.50% Class B      $ 127.30             --                 --            --             6.81%
         Highest contract charge 1.45% Class B     $ 122.51             --                 --            --             5.79%
         All contract charges                            --            544            $67,218          6.80%              --
  2004   Lowest contract charge 0.50% Class B      $ 119.18             --                 --            --            14.61%
         Highest contract charge 1.45% Class B     $ 115.80             --                 --            --            13.52%
         All contract charges                            --            588            $68,546          3.78%              --

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (42.40)%
  2008   Lowest contract charge 0.50% Class B (b)      $ 80.00               --                --            --         (42.96)%
         Highest contract charge 1.45% Class B (b)     $ 76.82              416          $ 32,215          0.00%             --
         All contract charges                               --               --                --            --            3.16%
  2007   Lowest contract charge 0.50% Class B (b)      $138.89               --                --            --            2.17%
         Highest contract charge 1.45% Class B (b)     $134.67              439          $ 59,581            --              --
         All contract charges                               --               --                --            --            9.66%
  2006   Lowest contract charge 0.50% Class B (b)      $134.64               --                --            --            8.61%
         Highest contract charge 1.45% Class B (b)     $131.81              297          $ 39,279          1.47%             --
         All contract charges                               --               --                --            --            6.95%
  2005   Lowest contract charge 0.50% Class B (b)      $122.78               --                --            --            5.93%
         Highest contract charge 1.45% Class B (b)     $121.35              121          $ 14,674          3.15%             --
         All contract charges                               --               --                --            --           14.09%
  2004   Lowest contract charge 0.50% Class B (b)      $114.80               --                --            --           13.88%
         Highest contract charge 1.45% Class B (b)     $114.56                4          $    471            --              --
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 1.25%*                                                    1          $     52          0.25%        (38.64)%
  2008   1.25% Class A (q)                             $ 52.02               --                --          0.31%        (15.22)%
  2007   1.25% Class A (q)                             $ 84.78
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (38.17)%
  2008   Lowest contract charge 0.50% Class B          $115.62               --                --            --         (38.77)%
         Highest contract charge 1.45% Class B         $ 88.09              872          $ 97,762          0.25%             --
         All contract charges                               --               --                --            --         (10.30)%
  2007   Lowest contract charge 0.50% Class B          $187.01               --                --            --         (11.16)%
         Highest contract charge 1.45% Class B         $143.86              957          $174,548          0.31%             --
         All contract charges                               --               --                --            --           15.53%
  2006   Lowest contract charge 0.50% Class B          $208.48               --                --            --           14.43%
         Highest contract charge 1.45% Class B         $161.93            1,040          $213,071          5.68%             --
         All contract charges                               --               --                --            --            4.16%
  2005   Lowest contract charge 0.50% Class B          $180.45               --                --            --            3.17%
         Highest contract charge 1.45% Class B         $141.51              973          $173,753          4.61%             --
         All contract charges                               --               --                --            --           16.52%
  2004   Lowest contract charge 0.50% Class B          $173.24               --                --            --           15.41%
         Highest contract charge 1.45% Class B         $137.16              834          $144,080          6.46%             --
         All contract charges                               --
Multimanager Technology (a)
---------------------------
         Unit Value 1.25%*                                                    3          $    142          0.00%        (47.62)%
  2008   1.25% Class A (q)                             $ 54.24                1          $     82          0.00%           3.56%
  2007   1.25% Class A (q)                             $103.56
Multimanager Technology (a)
---------------------------
         Unit Value 0.50% to 1.45%*                                          --                --            --         (47.34)%
  2008   Lowest contract charge 0.50% Class B          $ 68.52               --                --            --         (47.85)%
         Highest contract charge 1.45% Class B         $ 64.06              995          $ 64,569          0.00%             --
         All contract charges                               --               --                --            --           17.63%
  2007   Lowest contract charge 0.50% Class B          $130.12               --                --            --           16.50%
         Highest contract charge 1.45% Class B         $122.84            1,044          $129,627            --              --
         All contract charges                               --               --                --            --            6.76%
  2006   Lowest contract charge 0.50% Class B          $110.62               --                --            --            5.74%
         Highest contract charge 1.45% Class B         $105.44            1,063          $113,046            --              --
         All contract charges                               --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
Multimanager Technology (a) (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 103.61              --                --            --           10.71%
         Highest contract charge 1.45% Class B         $  99.71              --                --            --            9.66%
         All contract charges                                --           1,135          $113,949            --              --
  2004   Lowest contract charge 0.50% Class B          $  93.59              --                --            --            4.46%
         Highest contract charge 1.45% Class B         $  90.93              --                --            --            3.47%
         All contract charges                                --           1,266          $115,943          1.03%             --
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  80.16              --                --            --         (30.82)%
         Highest contract charge 1.45% Class B (e)     $  78.40              --                --            --         (31.49)%
         All contract charges                                --             128          $ 10,137          3.62%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 115.88              --                --            --            6.70%
         Highest contract charge 1.45% Class B (e)     $ 114.43              --                --            --            5.68%
         All contract charges                                --              67          $  7,845          5.13%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 108.60              --                --            --            8.60%
         Highest contract charge 1.45% Class B (e)     $ 108.28              --                --            --            8.28%
         All contract charges                                --              11          $  1,222         10.42%             --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  75.68              --                --            --         (35.34)%
         Highest contract charge 1.45% Class B (e)     $  74.01              --                --            --         (35.96)%
         All contract charges                                --             143          $ 10,694          3.46%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 117.04              --                --            --            6.83%
         Highest contract charge 1.45% Class B (e)     $ 115.57              --                --            --            5.80%
         All contract charges                                --              80          $  9,227          4.20%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 109.56              --                --            --            9.56%
         Highest contract charge 1.45% Class B (e)     $ 109.23              --                --            --            9.23%
         All contract charges                                --               9          $  1,035          8.37%             --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  72.76              --                --            --         (38.34)%
         Highest contract charge 1.45% Class B (e)     $  71.16              --                --            --         (38.94)%
         All contract charges                                --              97          $  6,992          3.39%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 118.01              --                --            --            6.84%
         Highest contract charge 1.45% Class B (e)     $ 116.54              --                --            --            5.83%
         All contract charges                                --              40          $  4,736          4.13%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 110.45              --                --            --           10.45%
         Highest contract charge 1.45% Class B (e)     $ 110.12              --                --            --           10.12%
         All contract charges                                --               5          $    531          6.64%             --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2008   Lowest contract charge 0.50% Class B (e)      $  69.65              --                --            --         (41.63)%
         Highest contract charge 1.45% Class B (e)     $  68.12              --                --            --         (42.18)%
         All contract charges                                --              69          $  4,692          2.97%             --
  2007   Lowest contract charge 0.50% Class B (e)      $ 119.32              --                --            --            7.26%
         Highest contract charge 1.45% Class B (e)     $ 117.82              --                --            --            6.23%
         All contract charges                                --              29          $  3,403          3.33%             --
  2006   Lowest contract charge 0.50% Class B (e)      $ 111.24              --                --            --           11.24%
         Highest contract charge 1.45% Class B (e)     $ 110.91              --                --            --           10.91%
         All contract charges                                --               3          $    380          7.39%             --

----------
(a) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(b)  Units were made available for sale on October 25, 2004.
(c)  Units were made available for sale on May 9, 2005.


                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2008


8.   Accumulation Unit Values (Concluded)

(d)  Units were made available for sale on October 17, 2005.
(e)  Units were mad eavailable for sale on September 18, 2006.
(f) A substitution of EQ/AXA Rosenberg Long/Short Equity was made for Laudus Rosenberg VIT Long/Short Equity on November 17, 2006.
(g)  Units were made available for sale on November 6, 2006.
(h)  Units were made available for sale on December 4, 2006.
(i)  Units were made available for sale on May 18, 2007.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o)  Units were made available for sale on August 17, 2007.
(p)  Units were made available for sale on March 31, 2008.
(q)  Units were made available for sale on July 15, 2007.
+    Reflects maximum allowable charge. Current charge is 1.40%.
* Expenses as percentage of average net assets (0.50%, 0.74%, 0.90%, 1.10%, 1.20%, 1.25%, 1.30%, 1.45%, and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                    FSA-109

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

           (b)   Exhibits.
                 The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (h) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on
                          April 19, 2004, and incorporated herein by reference.

                 (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                          Exhibit 3. (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                 (n) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (n) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with Registration Statement No. 2-30070 on December 30, 2004, and incorporated herein by reference.

                 (o) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (p) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (q) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                 (r) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                 (s) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

            4.   (a)      Form of group annuity contract No. 1050-94IC,
                          incorporated herein by reference to Exhibit 4.(a) to Registration Statement File No. 33-83750 on Form N-4 filed on February 27, 1998.

                 (b) Forms of group annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4.(b) to Registration Statement File No. 33-83750 on Form N-4 filed on February 27, 1998.

                 (c) Form of Endorsement Applicable to Fixed Maturity Options (Form 2006FMOEQV) incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-141082) filed on July 13, 2007.

            5.   (a)  Form of Deferred Variable Annuity Application for IRA and
                      NQ (Form No. 180-3005), previously filed with Registration Statement No. 333-137052 on Form N-4 on December 6, 2006, and incorporated herein by reference.

                 (b) Form of Deferred Variable Annuity Application for TSA (Form No. 180-3006), previously filed with Registration Statement No. 333-137052 on Form N-4 on December 6, 2006, and incorporated herein by reference.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                 (c) By-Laws of Equitable, as amended November 21, 1996, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

            8.   (a)  Form of Participation Agreement among EQ Advisors Trust,
                      Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953), filed on August 28, 1997.

                 (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on December 5, 2001.

                 (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17663, filed on October 8, 2002.

            9.   (a)     Opinion and Consent of William J. Evers, Vice President
                         and Counsel of AXA Equitable Life Insurance Company as to the legality of the securities being registered incorporated herein by reference to this Registration
                         Statement on Form N-4 (File No. 333-141082) filed on
                         July 13, 2007.

                 (b) Opinion and Consent of Dodie Kent, Esq. Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-141082) filed on April 21, 2008.

                 (c)     Opinion and Consent of Dodie Kent, Esq.
                         Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.


            10.  (a)     Consent of PricewaterhouseCoopers LLP.

                 (b)     Powers of Attorney are filed herewith.

            11.  Not applicable.

            12.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2008 are incorporated herein by reference to Exhibit 26 to this Registration Statement (File No. 2-30070) on Form N-4 filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27.   Number of Contractowners

           As of February 28, 2009, there were 445 Qualified Contract Owners and 105 Non-Qualified Contract Owners offered under Separate Account A.

Item 28.   Indemnification

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.

                    (a) To the extent permitted by the law of the State of
                        New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                    (b) To the extent permitted by the law of the State of New
                        York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters

           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

           (c) Undertaking

           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

           (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.        Location of Accounts and Records

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.

Item 31.        Management Services

                Not applicable.

Item 32.        Undertakings

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on the 20th day of April, 2009.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Registrant)

                               By:    AXA Equitable Life Insurance
                                      Company (Depositor)

                               By:  /s/ Dodie Kent
                                    -------------------------
                                    Dodie Kent
                                    Vice President and
                                    Associate General Counsel
                                    AXA Equitable Life Insurance
                                    Company

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2009.

                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)

                                 By: /s/ Dodie Kent
                                    ---------------------------------
                                    Dodie Kent
                                    Vice President and
                                    Associate General Counsel
                                    AXA Equitable Life Insurance
                                    Company

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron        Anthony J. Hamilton          Joseph H. Moglia
Henri de Castries             Mary R. (Nina) Henderson     Lorie A. Slutsky
Denis Duverne                 James F. Higgins             Ezra Suleiman
Charlynn Goins                Scott D. Miller              Peter J. Tobin


*By: /s/ Dodie Kent
     ------------------------
     Dodie Kent
     Attorney-in-Fact

April 20, 2009

                                  EXHIBIT INDEX
                                  --------------

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9.(c)           Opinion and Consent of Counsel                       EX-99.9c

10.(a)          Consent of PricewaterhouseCoopers LLP                EX-99.10a

10.(b)          Powers of Attorney                                   EX-99.10b